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                                                      PEGASUS FUNDS
                                               Strength in Investing

SEMI-ANNUAL REPORT

June 30, 1997


PEGASUS FUNDS

                               TABLE OF CONTENTS

  1   Letter to Shareholders
  3   Statements of Assets and Liabilities
 11   Statements of Operations
 15   Statements of Changes in Net Assets
 21   Portfolios of Investments
120   Notes to Financial Statements
140   Financial Highlights

Pegasus Funds are not bank deposits or obligations of, or guaranteed or endorsed by First Chicago NBD Corporation or any of its affiliates, and are not federally insured or guaranteed by the U.S. government, FDIC, or any governmental agency. Investment in the Funds involves risks, including the possible loss of principal.


Pegasus Funds
(800) 688-3350


INVESTMENT ADVISER

First Chicago NBD Investment Management
   Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0334


DISTRIBUTOR

BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219


THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

June 30, 1997

Dear Pegasus Shareholder,

      We are pleased to present your Pegasus Semi-Annual Report dated June 30, 1997.

      We have had an exciting year so far:

      * After a strong start in 1997, the stock market experienced a brief correction over concerns about rising interest rates after the Federal Reserve tightened short-term rates. Since then, the rally has resumed as both economic growth and inflation have been reported in the low single digit range. We continue to look for modest economic growth and inflation for 1997.

      * The Pegasus Fund Family continues to offer a wide array of investment choices among multiple equity styles and fixed income objectives to help you achieve your asset allocation goals.

      * Our broad offering of mutual funds was further expanded in July with the introduction of the High Yield Bond Fund, a value-added product for specific fixed income needs.

      The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings to you the expertise and heritage of an institution that has been managing money for over 100 years. Our investment philosophy is a simple one: a disciplined investment approach that seeks above average performance over time with average risk.

      We look forward to serving your investment needs.


/s/ Marco Hanig
------------------
Marco Hanig
Managing Director
First Chicago NBD Investment Management Company

For more complete information about the High Yield Bond Fund, including charges and expenses, please call 1-800-688-3350 for a prospectus. Read it carefully before investing or sending money.


                                      1


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                                      2

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                               Managed Assets     Managed Assets   Managed Assets      Equity         Growth         Mid-Cap
                              Conservative Fund   Balanced Fund     Growth Fund     Income Fund        Fund     Opportunity Fund
                              -----------------   -------------    --------------   -----------       ------    ----------------
ASSETS:
Investment in securities:
  At cost                        $85,224,290       $213,930,824      $4,173,060     $245,813,605   $423,813,486     $611,756,185
                                 ===========       ============      ==========     ============   ============     ============
  At value                       $91,475,528       $233,141,644      $4,456,537     $312,026,957   $614,301,931     $892,514,077
Cash                                 544,803          2,526,187           5,618        1,101,948        314,214          550,625
Receivable for securities
  sold                                    --                 --              --        3,241,440             --               --
Receivable for shares sold           206,704            202,479          19,038               --        180,700          138,703
Income receivable                      3,434            282,748              --        1,172,811        500,688          661,086
Deferred organization
  costs, net                          49,746             14,291              --           40,268         41,644               --
Prepaids and other assets             17,061             23,381          16,598               --             --               --
                                 -----------       ------------      ----------     ------------   ------------     ------------
    TOTAL ASSETS                  92,297,276        236,190,730       4,497,791      317,583,424    615,339,177      893,864,491
                                 -----------       ------------      ----------     ------------   ------------     ------------
LIABILITIES:
Payable for securities
  purchased                               --                 --              --          743,571        355,984               --
Accrued investment
  advisory fee                        48,285            123,494           2,034          129,833        279,869          433,776
Accrued transfer agent
  fees                                 2,329              6,434             970               --            458            6,171
Accrued custodial fee                  8,095              5,377             384            2,967          6,478              375
Administration fees
  payable                             11,143             28,499             469           38,950         70,016          108,444
Shareholder services fees
  payable (Class A Shares)             8,253             17,635             333            2,602         12,589           25,380
Shareholder services fees
  payable (Class B Shares)             2,138                784             388              467            169              285
12b-1 fees payable (Class
  B Shares)                            7,141              2,352           1,154            1,347            478              855
Dividends payable                    330,916          1,791,618          16,783        1,137,121        314,214          266,628
Payable for fund shares
  redeemed                            48,797             10,179           5,000           21,322         41,536          288,577
Other payables and accrued
  expenses                                --                 --              --            1,302         12,226           13,263
                                 -----------       ------------      ----------     ------------   ------------     ------------
    TOTAL LIABILITIES                467,097          1,986,372          27,515        2,079,482      1,094,017        1,143,754
                                 -----------       ------------      ----------     ------------   ------------     ------------
    NET ASSETS                   $91,830,179       $234,204,358      $4,470,276     $315,503,942   $614,245,160     $892,720,737
                                 ===========       ============      ==========     ============   ============     ============

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                               Managed Assets     Managed Assets   Managed Assets      Equity         Growth         Mid-Cap
                              Conservative Fund   Balanced Fund     Growth Fund     Income Fund        Fund     Opportunity Fund
                              -----------------   --------------   --------------   -----------       ------    ----------------
Net Asset Value and
  Maximum Offering
  Price per Share:
Class A Shares:
Net assets                       $78,001,148       $ 88,009,650      $1,679,967     $ 11,714,419   $ 36,843,012     $125,492,030
Capital shares                     4,859,016          7,056,570         151,523          812,396      2,509,386        6,250,792
                                 -----------       ------------      ----------     ------------   ------------     ------------
Net asset value per share              16.05              12.47           11.09            14.42          14.68            20.08
Maximum sales charge((1))               0.84               0.66            0.58             0.76           0.77             1.06
                                 ===========       ============      ==========     ============   ============     ============
Maximum offering price per
  share                          $     16.89       $      13.13      $    11.67     $      15.18   $      15.45     $      21.14
                                 ===========       ============      ==========     ============   ============     ============
Class B Shares:
Net assets                       $ 8,408,990       $  4,097,209      $2,063,668     $  2,180,809   $  1,176,408     $  1,524,309
Capital shares                       523,202            297,967         188,571          151,289         80,855          140,149
                                 -----------       ------------      ----------     ------------   ------------     ------------
Net asset value per share        $     16.07       $      13.75      $    10.94     $      14.41   $      14.55     $      10.88
                                 ===========       ============      ==========     ============   ============     ============
Class I Shares:
Net assets                       $ 5,420,041       $142,097,499      $  726,561     $301,608,715   $576,225,740     $765,704,397
Capital shares                       336,512         11,407,686          65,262       20,972,148     39,261,984       38,092,445
                                 -----------       ------------      ----------     ------------   ------------     ------------
Net asset value per share        $     16.11       $      12.46      $    11.13     $      14.38   $      14.68     $      20.10
                                 ===========       ============      ==========     ============   ============     ============
COMPOSITION OF NET ASSETS:
Capital shares (unlimited
  number of shares
  authorized, par value
  $.10 per share)                $   571,873       $  1,876,222      $   40,536     $  2,193,583   $  4,185,222     $  4,448,339
Additional paid-in capital        75,715,340        202,074,206       4,131,643      215,255,848    388,453,002      576,518,505
Accumulated undistributed
  net investment income
  (loss)                             (24,566)            57,218          (2,557)         288,030        (11,160)          (5,653)
Accumulated undistributed
  net realized gains               9,316,294         10,985,892          17,177       31,586,893     31,129,652       31,001,654
Net unrealized
  appreciation on
  investments                      6,251,238         19,210,820         283,477       66,179,588    190,488,444      280,757,892
                                 -----------       ------------      ----------     ------------   ------------     ------------
    NET ASSETS                   $91,830,179       $234,204,358      $4,470,276     $315,503,942   $614,245,160     $892,720,737
                                 ===========       ============      ==========     ============   ============     ============

((1))All sales charges are 5.00% of Maximum Offering Price unless otherwise noted.

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                          Small-Cap       Intrinsic Value   Growth and Value   Equity Index   International
                                       Opportunity Fund        Fund               Fund             Fund        Equity Fund
                                       ----------------   ---------------   ----------------   ------------   -------------
ASSETS:
Investment in securities:
  At cost                                $140,007,452      $398,215,440       $700,886,627     $492,831,072   $407,946,887
                                         ============      ============       ============     ============   ============
  At value                               $179,097,481      $490,056,123       $964,708,984     $753,697,796   $480,701,001
Cash                                          109,555         6,106,707          2,306,221        2,784,423        743,677
Cash margin on deposit                             --                --                 --               --        546,719
Receivable for variation margin on
  futures contracts                                --                --                 --               --         23,211
Receivable for securities sold                802,758         2,879,034                 --               --             --
Receivable for shares sold                     53,155           178,828            423,333          110,146        148,686
Income receivable                              41,066         1,115,384            998,561          907,136      1,414,595
Reclaim receivable                                 --                --                 --               --        438,865
Deferred organization costs, net               38,634                --                 --               --         30,502
Prepaids and other assets                          --                --            109,166          157,813        163,353
                                         ------------      ------------       ------------     ------------   ------------
    TOTAL ASSETS                          180,142,649       500,336,076        968,546,265      757,657,314    484,210,609
                                         ------------      ------------       ------------     ------------   ------------
LIABILITIES:
Payable for securities purchased            3,717,661         1,790,268                 --        1,979,906      1,976,158
Unrealized depreciation on foreign
  exchange contracts                               --                --                 --               --         54,633
Accrued investment advisory fee                97,271           236,105            470,724           61,248        311,756
Accrued transfer agent fees                       242            12,195             22,891            2,387          1,386
Accrued custodial fee                              51             1,377              1,304              914         36,609
Administration fees payable                    20,894            59,026            117,681           91,872         58,454
Shareholder services fees payable
  (Class A Shares)                              1,903             7,937             19,558           14,181          3,777
Shareholder services fees payable
  (Class B Shares)                                 71               194                378              142            280
12b-1 fees payable (Class B Shares)               211               582              1,135              425            839
Witholding tax payable                             --                --                 --               --         59,234
Dividends payable                                  --         2,232,646          2,302,157        2,801,040             --
Payable for fund shares redeemed               10,520            21,420             41,052               --         12,216
Other payables and accrued expenses            19,810            47,652                 --               --             --
                                         ------------      ------------       ------------     ------------   ------------
    TOTAL LIABILITIES                       3,868,634         4,409,402          2,976,880        4,952,115      2,515,342
                                         ------------      ------------       ------------     ------------   ------------
    NET ASSETS                           $176,274,015      $495,926,674       $965,569,385     $752,705,199   $481,695,267
                                         ============      ============       ============     ============   ============

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                          Small-Cap       Intrinsic Value   Growth and Value   Equity Index   International
                                       Opportunity Fund        Fund               Fund             Fund        Equity Fund
                                       ----------------   ---------------   ----------------   ------------   -------------
Net Asset Value and Maximum
  Offering Price per Share:
Class A Shares:
Net assets                               $  9,564,303      $ 44,498,955       $ 97,437,525     $ 70,272,235   $ 19,053,037
Capital shares                                606,567         2,886,846          5,940,045        3,515,563      1,479,048
                                         ------------      ------------       ------------     ------------   ------------
Net asset value per share                       15.77             15.41              16.40            19.99          12.88
Maximum sales charge((1))                        0.83              0.81               0.86             0.62*          0.68
                                         ============      ============       ============     ============   ============
Maximum offering price per share         $      16.60      $      16.22       $      17.26     $      20.61   $      13.56
                                         ============      ============       ============     ============   ============
Class B Shares:
Net assets                               $    461,533      $  1,364,892       $  2,030,045     $    813,676   $  1,413,445
Capital shares                                 29,654           119,661            188,474           65,423        116,725
                                         ------------      ------------       ------------     ------------   ------------
Net asset value per share                $      15.56      $      11.41       $      10.77     $      12.44   $      12.11
                                         ============      ============       ============     ============   ============
Class I Shares:
Net assets                               $166,248,179      $450,062,827       $866,101,815     $681,619,288   $461,228,785
Capital shares                             10,453,191        29,191,142         52,778,087       34,099,129     35,744,414
                                         ------------      ------------       ------------     ------------   ------------
Net asset value per share                $      15.90      $      15.42       $      16.41     $      19.99   $      12.90
                                         ============      ============       ============     ============   ============
COMPOSITION OF NET ASSETS:
Capital shares (unlimited number of
  shares authorized, par value $.10
  per share)                             $  1,108,941      $  3,219,765       $  5,890,661     $  3,768,011   $  3,734,019
Additional paid-in capital                124,123,057       370,376,611        627,933,531      475,786,035    409,165,711
Accumulated undistributed net
  investment income (loss)                   (337,938)          (17,290)            56,044          133,309     (1,579,316)
Accumulated undistributed net
  realized gains (losses)                  12,289,926        32,506,905         67,866,792       12,151,120     (2,521,830)
Net unrealized appreciation on
  investments                              39,090,029        91,840,683        263,822,357      260,866,724     72,754,114
Net unrealized appreciation of
  assets and liabilities
  denominated in foreign currencies
  and financial futures                            --                --                 --               --        142,569
                                         ------------      ------------       ------------     ------------   ------------
    NET ASSETS                           $176,274,015      $495,926,674       $965,569,385     $752,705,199   $481,695,267
                                         ============      ============       ============     ============   ============

((1)) All sales charges are 5.00% of Maximum Offering Price unless otherwise noted.

 * Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                     Intermediate                     Short Bond       Income
                                                       Bond Fund       Bond Fund         Fund           Fund
                                                     ------------      ---------      -----------      ------
ASSETS:
Investment in securities:
  At cost                                            $457,121,301   $1,014,882,957   $191,948,129   $139,501,513
                                                     ============   ==============   ============   ============
  At value                                           $461,827,655   $1,035,830,544   $192,204,091   $140,190,101
Cash                                                    1,994,924        4,353,087        747,450        751,471
Receivable for shares sold                                 20,775          477,091            500             --
Income receivable                                       4,896,508        9,692,469      2,601,316      1,995,929
Reclaim receivable                                             --               --             --             --
Deferred organization costs, net                               --               --             --         26,593
Prepaids and other assets                                  86,234          110,687        120,214         32,864
                                                     ------------   --------------   ------------   ------------
    TOTAL ASSETS                                      468,826,096    1,050,463,878    195,673,571    142,996,958
                                                     ------------   --------------   ------------   ------------
LIABILITIES:
Payable for securities purchased                        2,392,267        6,000,000             --             --
Accrued investment advisory fee                           151,256          335,194         56,346         48,200
Accrued transfer agent fees                                 3,473            3,651          1,251          1,909
Accrued custodial fee                                         659            1,358          2,736            459
Administration fees payable                                56,721          125,698         24,148         18,074
Shareholder services fees payable (Class A Shares)          4,457           13,855            348          1,725
Shareholder services fees payable (Class B Shares)             47              203             14            100
12b-1 fees payable (Class B Shares)                           141              609             42            193
Witholding tax payable                                         --               --             --             --
Dividends payable                                       2,372,780        5,382,536        924,087        753,190
Payable for fund shares redeemed                               --           50,860             --             --
Other payables and accrued expenses                            --               --             --             --
                                                     ------------   --------------   ------------   ------------
    TOTAL LIABILITIES                                   4,981,801       11,913,964      1,008,972        823,850
                                                     ------------   --------------   ------------   ------------
    NET ASSETS                                       $463,844,295   $1,038,549,914   $194,664,599   $142,173,108
                                                     ============   ==============   ============   ============

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                        Intermediate                     Short Bond       Income
                                                          Bond Fund       Bond Fund         Fund           Fund
                                                        ------------      ---------      ----------       ------
Net Asset Value and Maximum Offering Price per Share:
Class A Shares:
Net assets                                              $ 21,759,403   $   68,509,357   $  1,474,535   $  7,175,410
Capital shares                                             2,115,707        6,681,136        145,970        920,189
                                                        ------------   --------------   ------------   ------------
Net asset value per share                                      10.28            10.25          10.10           7.80
Maximum sales charge                                            0.32*            0.48*         0.10+           0.24**
                                                        ============   ==============   ============   ============
Maximum offering price per share                        $      10.60   $        10.73   $      10.20   $       8.04
                                                        ============   ==============   ============   ============
Class B Shares:
Net assets                                              $    228,424   $    1,130,761   $     68,581   $    409,140
Capital shares                                                22,404          110,234          6,850         52,425
                                                        ------------   --------------   ------------   ------------
Net asset value per Share                               $      10.20   $        10.26   $      10.01   $       7.80
                                                        ============   ==============   ============   ============
Class I Shares:
Net assets                                              $441,856,468   $  968,909,796   $193,121,483   $134,588,559
Capital shares                                            42,950,934       94,476,511     19,119,174     17,237,177
                                                        ------------   --------------   ------------   ------------
Net asset value per share                               $      10.29   $        10.26   $      10.10   $       7.81
                                                        ============   ==============   ============   ============
COMPOSITION OF NET ASSETS:
Capital shares (unlmited number of shares authorized,
  par value $.10 per share)                             $  4,508,904   $   10,126,788   $  1,927,199   $  1,820,979
Additional paid-in capital                               463,511,701    1,031,540,805    192,348,292    139,641,662
Accumulated undistributed net investment income
  (loss)                                                      22,274         (281,156)        16,786        319,387
Accumulated undistributed net realized gains (losses)     (8,904,938)     (23,784,110)       116,360       (297,508)
Net unrealized appreciation on investments                 4,706,354       20,947,587        255,962        688,588
Net unrealized depreciation of assets and liabilities
  denominated in foreign currencies and financial
  futures                                                         --               --             --             --
                                                        ------------   --------------   ------------   ------------
    NET ASSETS                                          $463,844,295   $1,038,549,914   $194,664,599   $142,173,108
                                                        ============   ==============   ============   ============

 + Sales charges is 1.00% of Maximum Offering Price unless otherwise noted.

 * Sales charge is 4.50% of Maximum Offering Price.

** Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                                                               Michigan
                                                     International     Municipal    Intermediate Municipal    Municipal
                                                       Bond Fund       Bond Fund           Bond Fund          Bond Fund
                                                     -------------     ---------    ----------------------    ---------
ASSETS:
Investment in securities:
  At cost                                             $75,538,915    $354,048,047        $379,706,979        $64,581,389
                                                      ===========    ============        ============        ===========
  At value                                            $73,315,051    $367,206,220        $390,792,344        $66,300,025
Cash                                                      299,314       1,093,153           1,478,903            114,805
Receivable for shares sold                                 51,206          58,961                  --             15,403
Income receivable                                       1,470,340       6,204,983           7,054,842            796,228
Reclaim receivable                                         41,712              --                  --                 --
Deferred organization costs, net                           35,871           4,314              31,399                 --
Prepaids and other assets                                   7,476         122,241               7,231             35,422
                                                      -----------    ------------        ------------        -----------
    TOTAL ASSETS                                       75,220,970     374,689,872         399,364,719         67,261,883
                                                      -----------    ------------        ------------        -----------
LIABILITIES:
Payable for securities purchased                               --              --                  --                 --
Accrued investment advisory fee                            43,221          93,629             129,149             21,755
Accrued transfer agent fees                                11,464           3,626               1,059                962
Accrued custodial fee                                       2,705           4,198               4,898              1,412
Administration fees payable                                 9,052          41,376              48,431              8,158
Shareholder services fees payable (Class A Shares)            868          29,826              52,941              3,608
Shareholder services fees payable (Class B Shares)             17             162                 145                 51
12b-1 fees payable (Class B Shares)                            48             453                 507                152
Witholding tax payable                                     13,899              --                  --                 --
Dividends payable                                         306,008       1,550,133           1,504,811            253,236
Payable for fund shares redeemed                            5,681           3,791               5,318                 --
Other payables and accrued expenses                        23,829              --                  --                 --
                                                      -----------    ------------        ------------        -----------
    TOTAL LIABILITIES                                     416,792       1,727,194           1,747,259            289,334
                                                      -----------    ------------        ------------        -----------
    NET ASSETS                                        $74,804,178    $372,962,678        $397,617,460        $66,972,549
                                                      ===========    ============        ============        ===========

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                                                                  Michigan
                                                        International     Municipal    Intermediate Municipal    Municipal
                                                          Bond Fund       Bond Fund           Bond Fund          Bond Fund
                                                        -------------     ---------    ----------------------    ---------
Net Asset Value and Maximum Offering Price per Share:
Class A Shares:
Net assets                                               $ 4,081,146    $ 30,817,584        $ 19,241,055        $17,507,535
Capital shares                                               401,019       2,477,600           1,588,746          1,657,070
                                                         -----------    ------------        ------------        -----------
Net asset value per share                                      10.18           12.44               12.11              10.57
Maximum sales charge                                            0.48*           0.59*               0.37**             0.50*
                                                         ===========    ============        ============        ===========
Maximum offering price per share                         $     10.66    $      13.03        $      12.48        $     11.07
                                                         ===========    ============        ============        ===========
Class B Shares:
Net assets                                               $    72,439    $    830,413        $    628,542        $   246,598
Capital shares                                                 7,060          66,816              51,931             24,072
                                                         -----------    ------------        ------------        -----------
Net asset Value per Share                                $     10.26    $      12.43        $      12.10        $     10.24
                                                         ===========    ============        ============        ===========
Class I Shares:
Net assets                                               $70,650,593    $341,314,681        $377,747,863        $49,218,416
Capital shares                                             6,902,479      27,458,324          31,176,724          4,658,809
                                                         -----------    ------------        ------------        -----------
Net asset value per share                                $     10.24    $      12.43        $      12.12        $     10.56
                                                         ===========    ============        ============        ===========
COMPOSITION OF NET ASSETS:
Capital shares (unlmited number of shares authorized,
  par value $.10 per share)                              $   731,056    $  3,000,274        $  3,281,740        $   633,995
Additional paid-in capital                                76,438,928     357,035,529         382,170,936         64,837,605
Accumulated undistributed net investment income
  (loss)                                                     121,436       1,072,678             523,752             92,869
Accumulated undistributed net realized gains (losses)       (229,671)     (1,303,976)            555,667           (310,556)
Net unrealized appreciation on investments                 2,783,902      13,158,173          11,085,365          1,718,636
Net unrealized depreciation of assets and liabilities
  denominated in foreign currencies and financial
  futures                                                 (5,041,473)             --                  --                 --
                                                         -----------    ------------        ------------        -----------
    NET ASSETS                                           $74,804,178    $372,962,678        $397,617,460        $66,972,549
                                                         ===========    ============        ============        ===========

 * Sales charge is 4.50% of Maximum Offering Price.

** Sales charge is 3.00% of Maximum Offering Price.

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                               Managed Assets     Managed Assets   Managed Assets     Equity        Growth          Mid-Cap
                              Conservative Fund   Balanced Fund     Growth Fund     Income Fund      Fund       Opportunity Fund
                              -----------------   --------------   --------------   -----------     ------      ----------------
INVESTMENT INCOME
  Interest                       $1,978,429        $ 3,102,546        $ 27,808      $ 1,009,340   $   204,757     $    640,943
  Dividends                         208,327            734,295          12,918        5,343,922     2,840,539        3,252,301
                                 ----------        -----------        --------      -----------   -----------     ------------
  TOTAL INVESTMENT INCOME         2,186,756          3,836,841          40,726        6,353,262     3,045,296        3,893,244
                                 ----------        -----------        --------      -----------   -----------     ------------
EXPENSES:
  Investment advisory fees          267,185            588,537           7,563          777,880     1,692,653        2,380,669
  Administration fees                61,658            135,816           1,745          233,364       423,163          595,167
  Shareholder services
    fees (Class A Shares)            83,279             69,400           1,059           17,842        37,982          128,186
  Shareholder services
    fees (Class B Shares)             8,559              3,260           1,005            2,273           962              907
  12b-1 fees (Class B
    Shares)                          25,677              9,780           3,015            6,820         2,886            2,722
  Professional fees                  12,409             13,539          11,767           22,175        13,736           23,702
  Custodian fees                      9,318             40,459          11,901           27,481        19,197           47,214
  Transfer and dividend
    disbursing agent fees            69,881            146,169           2,463           13,798        68,137          208,596
  Amortization of deferred
    organization costs                9,050              4,590              --            7,602         7,421               --
  Registration, filing
    fees and other
    expenses                         10,339             12,788           4,296            6,967        36,042           12,437
  Less: Expense
    reimbursement                   (33,257)           (68,757)        (28,567)              --            --               --
                                 ----------        -----------        --------      -----------   -----------     ------------
  NET EXPENSES                      524,098            955,581          16,247        1,116,202     2,302,179        3,399,600
                                 ----------        -----------        --------      -----------   -----------     ------------
NET INVESTMENT INCOME             1,662,658          2,881,260          24,479        5,237,060       743,117          493,644
                                 ----------        -----------        --------      -----------   -----------     ------------
REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS:
Net realized gains on:
  Investment transactions         2,457,935          8,541,725          17,177       17,572,483    23,227,927       25,637,110
Net change in unrealized
  appreciation on:
  Investment securities           1,582,200          6,938,185         275,931        8,197,403    63,937,357       84,531,120
                                 ----------        -----------        --------      -----------   -----------     ------------
    NET REALIZED AND
      UNREALIZED GAINS ON
      INVESTMENTS                 4,040,135         15,479,910         293,108       25,769,886    87,165,284      110,168,230
                                 ----------        -----------        --------      -----------   -----------     ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                $5,702,793        $18,361,170        $317,587      $31,006,946   $87,908,401     $110,661,874
                                 ==========        ===========        ========      ===========   ===========     ============

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                          Small-Cap       Intrinsic Value   Growth and Value   Equity Index   International
                                       Opportunity Fund        Fund               Fund             Fund        Equity Fund
                                       ----------------   ---------------   ----------------   ------------   -------------
INVESTMENT INCOME
  Interest                               $   144,080        $ 1,352,944       $    648,447     $     60,279    $   909,759
  Dividends                                  250,363          4,554,022          7,331,421        6,527,849      5,010,211(a)
                                         -----------        -----------       ------------     ------------    -----------
    TOTAL INVESTMENT INCOME                  394,443          5,906,966          7,979,868        6,588,128      5,919,970
                                         -----------        -----------       ------------     ------------    -----------
EXPENSES:
  Investment advisory fees                   513,922          1,275,963          2,581,691          354,488      1,713,852
  Administration fees                        110,126            318,991            645,423          531,731        321,347
  Shareholder services fees
    (Class A Shares)                          10,053             40,192             94,330           72,789         18,415
  Shareholder services fees
    (Class B Shares)                             334                781              1,220              463          1,405
  12b-1 fees (Class B Shares)                  1,003              2,342              3,660            1,389          4,215
  Professional fees                           14,113             17,403             24,270           25,726         17,798
  Custodian fees                              14,842             27,311             46,745           55,169        230,934
  Transfer and dividend disbursing
    agent fees                                 8,648             62,041            135,904           86,126         15,280
  Registration, filing fees and
    other expenses                            26,831             19,383            104,133           10,138          5,626
  Less: Expense reimbursement                     --                 --            (14,628)              --             --
                                         -----------        -----------       ------------     ------------    -----------
  NET EXPENSES                               699,872          1,764,407          3,622,748        1,138,019      2,328,872
                                         -----------        -----------       ------------     ------------    -----------
NET INVESTMENT INCOME (LOSS)                (305,429)         4,142,559          4,357,120        5,450,109      3,591,098
                                         -----------        -----------       ------------     ------------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
Net realized gains (losses) on:
  Investment transactions                  7,546,304         30,668,193         46,511,476      126,503,804       (649,966)
  Foreign currency transactions                   --                 --                 --               --     (2,309,169)
  Futures transactions                            --                 --                 --               --       (360,424)
Net change in unrealized
 appreciation (depreciation) on:
  Investment securities                   15,699,583         21,656,929         87,360,242        7,573,852     42,118,221
  Assets and liabilities
    denominated in foreign
    currencies and financial
    futures                                       --                 --                 --               --      1,690,796
                                         -----------        -----------       ------------     ------------    -----------
    NET REALIZED AND UNREALIZED
      GAINS (LOSSES) ON INVESTMENTS
      AND FOREIGN CURRENCY
      TRANSACTIONS                        23,245,887         52,325,122        133,871,718      134,077,656     40,489,458
                                         -----------        -----------       ------------     ------------    -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                             $22,940,458        $56,467,681       $138,228,838     $139,527,765    $44,080,556
                                         ===========        ===========       ============     ============    ===========

(a) Net of foreign taxes withheld of $492,517.

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                                        Short
                                                        Intermediate       Bond         Bond         Income
                                                          Bond Fund        Fund         Fund          Fund
                                                        ------------       ----         -----        ------
INVESTMENT INCOME
  Interest                                               $15,463,472   $32,794,789   $5,616,255   $ 5,636,114
                                                         -----------   -----------   ----------   -----------
  TOTAL INVESTMENT INCOME                                 15,463,472    32,794,789    5,616,255     5,636,114
                                                         -----------   -----------   ----------   -----------
EXPENSES:
  Investment advisory fees                                   870,992     1,822,864      318,190       332,141
  Administration fees                                        326,622       683,574      136,367       124,553
  Shareholder services fees (Class A Shares)                  25,230        72,476        2,005        10,744
  Shareholder services fees (Class B Shares)                     234           803           75           492
  12b-1 fees (Class B Shares)                                    702         2,410          225         1,476
  Professional fees                                           17,843        24,468       14,254        15,298
  Custodian fees                                              32,690        55,259       18,091        11,378
  Transfer and dividend disbursing agent fees                 64,350       128,075       16,369        13,890
  Amortization of deferred organization costs                     --            --           --         4,887
  Registration, filing fees and other expenses                   762         3,905       19,532        13,593
  Less: Expense reimbursement                                     --            --       (1,547)           --
                                                         -----------   -----------   ----------   -----------
  NET EXPENSES                                             1,399,425     2,793,834      523,561       528,452
                                                         -----------   -----------   ----------   -----------
NET INVESTMENT INCOME                                     14,124,047    30,000,955    5,092,694     5,107,662
                                                         -----------   -----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains (losses) on:
  Investment transactions                                     68,048      (383,861)       1,393      (260,634)
  Foreign currency transactions                                   --            --           --            --
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                     (171,955)      808,307       18,311    (1,173,805)
  Assets and liabilities denominated in foreign
    currencies and financial futures                              --            --           --            --
                                                         -----------   -----------   ----------   -----------
    NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
      INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS         (103,907)      424,446       19,704    (1,434,439)
                                                         -----------   -----------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $14,020,140   $30,425,401   $5,112,398   $ 3,673,223
                                                         ===========   ===========   ==========   ===========

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                                                      Michigan
                                                        International    Municipal    Intermediate    Municipal
                                                             Bond           Bond        Municipal       Bond
                                                             Fund           Fund        Bond Fund       Fund
                                                        -------------    ---------    ------------    ---------
INVESTMENT INCOME
  Interest                                               $ 1,990,068    $10,617,395    $10,449,099   $1,714,687
                                                         -----------    -----------    -----------   ----------
  TOTAL INVESTMENT INCOME                                  1,990,068     10,617,395     10,449,099    1,714,687
                                                         -----------    -----------    -----------   ----------
EXPENSES:
  Investment advisory fees                                   240,423        751,159        783,295      123,692
  Administration fees                                         51,519        281,684        293,736       46,384
  Shareholder services fees (Class A Shares)                   3,753         34,464         23,169       21,891
  Shareholder services fees (Class B Shares)                      68            939            775          207
  12b-1 fees (Class B Shares)                                    205          2,817          2,325          620
  Professional fees                                           15,467         25,503         27,224       15,672
  Custodian fees                                              49,239         19,474         16,789       10,155
  Transfer and dividend disbursing agent fees                  3,562         27,734          9,448       10,046
  Amortization of deferred organization costs                  6,878            724          5,792           --
  Registration, filing fees and other expenses                 9,298         44,000         31,966       19,879
  Less: Expense reimbursement                                (81,418)            --             --      (14,123)
                                                         -----------    -----------    -----------   ----------
  NET EXPENSES                                               298,994      1,188,498      1,194,519      234,423
                                                         -----------    -----------    -----------   ----------
NET INVESTMENT INCOME                                      1,691,074      9,428,897      9,254,580    1,480,264
                                                         -----------    -----------    -----------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains (losses) on:
  Investment transactions                                      9,122      1,054,576        508,026     (187,670)
  Foreign currency transactions                             (238,336)            --             --           --
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                      309,504      1,331,004       (208,877)     689,773
  Assets and liabilities denominated in foreign
    currencies and financial futures                      (3,790,296)            --             --           --
                                                         -----------    -----------    -----------   ----------
    NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
      INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS       (3,710,006)     2,385,580        299,149      502,103
                                                         -----------    -----------    -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $(2,018,932)   $11,814,477    $ 9,553,729   $1,982,367
                                                         ===========    ===========    ===========   ==========

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                 Managed Assets Conservative Fund         Managed Assets Balanced Fund
                                               ------------------------------------   ------------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               -----------------  -----------------   -----------------  -----------------
FROM OPERATIONS:
  Net investment income (loss)                   $  1,662,658        $ 2,249,353        $  2,881,260        $  3,706,735
  Net realized gains on investments                 2,457,935          7,593,376           8,541,725           8,885,279
  Net change in unrealized appreciation
    (depreciation) on investments                   1,582,200         (3,598,969)          6,938,185           1,454,970
                                                 ------------        -----------        ------------        ------------
  Net increase in net assets from operations        5,702,793          6,243,760          18,361,170          14,046,984
                                                 ------------        -----------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                 (1,489,592)        (2,065,593)           (958,230)           (425,768)
    Class B Shares                                   (124,286)          (116,907)            (32,520)             (9,258)
    Class I Shares                                    (92,532)           (47,887)         (1,889,766)         (3,244,172)
                                                 ------------        -----------        ------------        ------------
  Total distribution from net investment
    income                                         (1,706,410)        (2,230,387)         (2,880,516)         (3,679,198)
                                                 ------------        -----------        ------------        ------------
  From realized gains
    Class A Shares                                         --           (503,438)                 --            (821,598)
    Class B Shares                                         --            (40,850)                 --             (21,678)
    Class I Shares                                         --            (11,015)                 --          (5,862,553)
                                                 ------------        -----------        ------------        ------------
  Total distributions from realized gains                  --           (555,303)                 --          (6,705,829)
                                                 ------------        -----------        ------------        ------------
  Total distributions                              (1,706,410)        (2,785,690)         (2,880,516)        (10,385,027)
                                                 ------------        -----------        ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                      24,341,435         25,295,850         138,198,111          58,464,843
  Proceeds from shares issued in connection
    with merger                                            --                 --                  --          10,706,448
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                    1,607,857          2,188,938           2,780,254           8,112,803
                                                 ------------        -----------        ------------        ------------
                                                   25,949,292         27,484,788         140,978,365          77,284,094
  Less: payments for shares redeemed              (14,653,870)        (9,869,811)        (52,515,413)        (44,309,100)
                                                 ------------        -----------        ------------        ------------
  Net increase in net assets from capital
    share transactions                             11,295,422         17,614,977          88,462,952          32,974,994
                                                 ------------        -----------        ------------        ------------
NET INCREASE IN NET ASSETS                         15,291,805         21,073,047         103,943,606          36,636,951
NET ASSETS:
  Beginning of period                              76,538,374         55,465,327         130,260,752          93,623,801
                                                 ------------        -----------        ------------        ------------
  End of period                                  $ 91,830,179        $76,538,374        $234,204,358        $130,260,752
                                                 ============        ===========        ============        ============
                                                                Managed Assets Growth Fund
                                                        ----------------------------------------
                                                        Six Months Ended
                                                          June 30, 1997     For the period ended
                                                           (Unaudited)      December 31, 1996(1)
                                                        ----------------    --------------------
FROM OPERATIONS:
  Net investment income (loss)                             $   24,479             $    (42)
  Net realized gains on investments                            17,177                   --
  Net change in unrealized appreciation
    (depreciation) on investments                             275,931                7,546
                                                           ----------             --------
  Net increase in net assets from operations                  317,587                7,504
                                                           ----------             --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                            (10,378)                  --
    Class B Shares                                             (9,945)                  --
    Class I Shares                                             (6,671)                  --
                                                           ----------             --------
  Total distribution from net investment income               (26,994)                  --
                                                           ----------             --------
  From realized gains
    Class A Shares                                                 --                   --
    Class B Shares                                                 --                   --
    Class I Shares                                                 --                   --
                                                           ----------             --------
  Total distributions from realized gains                          --                   --
                                                           ----------             --------
  Total distributions                                         (26,994)                  --
                                                           ----------             --------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued                               3,752,884              678,805
  Proceeds from shares issued in connection with
    merger                                                         --                   --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                              20,324                   --
                                                           ----------             --------
                                                            3,773,208              678,805
  Less: payments for shares redeemed                         (279,834)                  --
                                                           ----------             --------
  Net increase in net assets from capital share
    transactions                                            3,493,374              678,805
                                                           ----------             --------
NET INCREASE IN NET ASSETS                                  3,783,967              686,309
NET ASSETS:
  Beginning of period                                         686,309                   --
                                                           ----------             --------
  End of period                                            $4,470,276             $686,309
                                                           ==========             ========

(1) For the period December 17, 1996 (commencement of operations) through December 31, 1996

                       See Notes to Financial Statements.

Pegasus Funds
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                        Equity Income Fund                        Growth Fund
                                               ------------------------------------   ------------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               ----------------   -----------------   -----------------  -----------------
FROM OPERATIONS:
  Net investment income                          $  5,237,060        $ 10,953,219       $    743,117        $  2,845,987
  Net realized gains on investments                17,572,483          28,916,705         23,227,927          39,693,748
  Net change in unrealized appreciation on
    investments                                     8,197,403          16,384,426         63,937,357          37,068,731
                                                 ------------        ------------       ------------        ------------
  Net increase in net assets from operations       31,006,946          56,254,350         87,908,401          79,608,466
                                                 ------------        ------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                   (229,772)           (182,781)            (9,609)            (43,133)
    Class B Shares                                    (22,915)            (30,522)                --                  --
    Class I Shares                                 (5,061,616)        (10,366,056)          (758,995)         (2,792,205)
                                                 ------------        ------------       ------------        ------------
  Total distributions from net investment
    income                                         (5,314,303)        (10,579,359)          (768,604)         (2,835,338)
                                                 ------------        ------------       ------------        ------------
  From realized gains
    Class A Shares                                         --            (620,108)                --            (978,254)
    Class B Shares                                         --            (111,649)                --            (102,183)
    Class I Shares                                         --         (19,435,888)                --         (35,960,890)
                                                 ------------        ------------       ------------        ------------
  Total distributions from realized gains                  --         (20,167,645)                --         (37,041,327)
                                                 ------------        ------------       ------------        ------------
  Total distributions                              (5,314,303)        (30,747,004)          (768,604)        (39,876,665)
                                                 ------------        ------------       ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        14,070,926          57,483,345         53,802,989          55,586,208
  Proceeds from shares issued in connection
    with merger                                            --                  --                 --         228,354,666
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                      277,806             407,197            255,344          28,365,633
                                                 ------------        ------------       ------------        ------------
                                                   14,348,732          57,890,542         54,058,333         312,306,507
  Less: payments for shares redeemed              (54,027,213)        (41,301,635)       (84,726,352)        (92,806,272)
                                                 ------------        ------------       ------------        ------------
  Net increase (decrease) in net assets from
    capital share transactions                    (39,678,481)         16,588,907        (30,668,019)        219,500,235
                                                 ------------        ------------       ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS             (13,985,838)         42,096,253         56,471,778         259,232,036
NET ASSETS:
  Beginning of period                             329,489,780         287,393,527        557,773,382         298,541,346
                                                 ------------        ------------       ------------        ------------
  End of period                                  $315,503,942        $329,489,780       $614,245,160        $557,773,382
                                                 ============        ============       ============        ============
                                                              Mid-Cap Opportunity Fund
                                                        ------------------------------------
                                                        Six Months Ended
                                                          June 30, 1997        Year Ended
                                                           (Unaudited)     December 31, 1996
                                                        ----------------   -----------------
FROM OPERATIONS:
  Net investment income                                   $     493,644      $   1,595,621
  Net realized gains on investments                          25,637,110         57,875,884
  Net change in unrealized appreciation on
    investments                                              84,531,120         97,381,421
                                                          -------------      -------------
  Net increase in net assets from operations                110,661,874        156,852,926
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                                 (107)          (104,348)
    Class B Shares                                                   --                (58)
    Class I Shares                                             (499,815)        (1,491,567)
                                                          -------------      -------------
  Total distributions from net investment income               (499,922)        (1,595,973)
                                                          -------------      -------------
  From realized gains
    Class A Shares                                                   --         (6,210,266)
    Class B Shares                                                   --            (10,839)
    Class I Shares                                                   --        (45,814,909)
                                                          -------------      -------------
  Total distributions from realized gains                            --        (52,036,014)
                                                          -------------      -------------
  Total distributions                                          (499,922)       (53,631,987)
                                                          -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                 124,736,139        196,266,003
  Proceeds from shares issued in connection with
    merger                                                           --                 --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                               358,758          1,278,484
                                                          -------------      -------------
                                                            125,094,897        197,544,487
  Less: payments for shares redeemed                       (111,814,140)      (182,439,666)
                                                          -------------      -------------
  Net increase (decrease) in net assets from capital
    share transactions                                       13,280,757         15,104,821
                                                          -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS                       123,442,709        118,325,760
NET ASSETS:
  Beginning of period                                       769,278,028        650,952,268
                                                          -------------      -------------
  End of period                                           $ 892,720,737      $ 769,278,028
                                                          =============      =============

                       See Notes to Financial Statements.

Pegasus Funds
   STATEMENTS OF CHANGES IN NET ASSETS

                                                     Small-Cap Opportunity Fund                Intrinsic Value Fund
                                               -----------------------------------    ------------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               --------------     -----------------   --------------     -----------------
FROM OPERATIONS:
  Net investment income (loss)                   $   (305,429)       $    (32,509)      $  4,142,559        $  6,855,556
  Net realized gains on investments and
    foreign currency transactions                   7,546,304          17,881,429         30,668,193          16,465,095
  Net change in unrealized appreciation on
    investments and foreign currency
    translation                                    15,699,583           7,930,344         21,656,929          43,380,316
                                                 ------------        ------------       ------------        ------------
  Net increase in net assets from operations       22,940,458          25,779,264         56,467,681          66,700,967
                                                 ------------        ------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                         --                 (10)          (316,411)           (425,708)
    Class B Shares                                         --                  --             (9,488)               (689)
    Class I Shares                                         --              (3,928)        (3,892,043)         (6,481,315)
                                                 ------------        ------------       ------------        ------------
  Total distributions from net investment
    income                                                 --              (3,938)        (4,217,942)         (6,907,712)
                                                 ------------        ------------       ------------        ------------
  From realized gains
    Class A Shares                                         --            (556,174)                --          (1,071,739)
    Class B Shares                                         --              (8,638)                --              (6,170)
    Class I Shares                                         --         (12,459,929)                --         (16,413,883)
  Total distributions from realized gains                  --         (13,024,741)                --         (17,491,792)
                                                 ------------        ------------       ------------        ------------
  Total distributions                                      --         (13,028,679)        (4,217,942)        (24,399,504)
                                                 ------------        ------------       ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        35,393,280          33,354,228        115,234,904         144,922,924
  Proceeds from shares issued in connection
    with merger                                            --                  --                 --                  --
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                           --           7,971,106          2,656,806           5,191,098
                                                 ------------        ------------       ------------        ------------
                                                   35,393,280          41,325,334        117,891,710         150,114,022
                                                 ------------        ------------       ------------        ------------
  Less: payments for shares redeemed              (14,707,807)        (15,040,778)       (54,126,292)        (68,388,827)
                                                 ------------        ------------       ------------        ------------
  Net increase in net assets from capital
    share transactions                             20,685,473          26,284,556         63,765,418          81,725,195
                                                 ------------        ------------       ------------        ------------
NET INCREASE IN NET ASSETS                         43,625,931          39,035,141        116,015,157         124,026,658
NET ASSETS:
  Beginning of period                             132,648,084          93,612,943        379,911,517         255,884,859
                                                 ------------        ------------       ------------        ------------
  End of period                                  $176,274,015        $132,648,084       $495,926,674        $379,911,517
                                                 ============        ============       ============        ============

                                                                 Growth and Value Fund
                                                         -----------------------------------
                                                         Six Months Ended
                                                          June 30, 1997        Year Ended
                                                          (Unaudited)      December 31, 1996
                                                          -----------      -----------------
FROM OPERATIONS:
  Net investment income (loss)                            $   4,357,120      $   9,665,824
  Net realized gains on investments and foreign
    currency transactions                                    46,511,476         87,410,523
  Net change in unrealized appreciation on
    investments and foreign currency translation             87,360,242         36,502,219
                                                            -----------        -----------
  Net increase in net assets from operations                138,228,838        133,578,566
                                                            -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                             (373,600)          (611,802)
    Class B Shares                                               (5,698)              (600)
    Class I Shares                                           (4,534,098)        (8,481,780)
                                                            -----------        -----------
  Total distributions from net investment income             (4,913,396)        (9,094,182)
                                                            -----------        -----------
  From realized gains
    Class A Shares                                                   --         (5,430,328)
    Class B Shares                                                   --            (15,316)
    Class I Shares                                                   --        (66,935,481)
                                                            -----------        -----------
  Total distributions from realized gains                            --        (72,381,125)
                                                            -----------        -----------
  Total distributions                                        (4,913,396)       (81,475,307)
                                                            -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                 152,083,976        203,968,799
  Proceeds from shares issued in connection with
    merger                                                           --                 --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                             2,077,955          6,414,873
                                                            -----------        -----------
                                                            154,161,931        210,383,672
  Less: payments for shares redeemed                       (114,749,848)      (206,812,138)
                                                            -----------        -----------
  Net increase in net assets from capital share
    transactions                                             39,412,083          3,571,534
                                                            -----------        -----------
NET INCREASE IN NET ASSETS                                  172,727,525         55,674,793
NET ASSETS:
  Beginning of period                                       792,841,860        737,167,067
                                                            -----------        -----------
  End of period                                           $ 965,569,385      $ 792,841,860
                                                          =============      =============

                      See Notes to Financial Statements.

                                      17

Pegasus Funds
   STATEMENTS OF CHANGES IN NET ASSETS


                                                         Equity Index Fund                  International Equity Fund
                                               ------------------------------------   -----------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               --------------     -----------------      -----------     -----------------
FROM OPERATIONS:
  Net investment income                          $   5,450,109      $  14,823,298       $  3,591,098        $  2,474,079
  Net realized gains (losses) on investments
    and foreign currency transactions              126,503,804         16,222,665         (3,319,559)         (1,496,221)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translation                     7,573,852        119,756,862         43,809,017          17,747,087
                                                   -----------        -----------         ----------          ----------
  Net increase in net assets from operations       139,527,765        150,802,825         44,080,556          18,724,945
                                                   -----------        -----------         ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                    (433,729)          (232,541)           (87,078)            (29,678)
    Class B Shares                                      (5,662)              (467)            (3,688)             (3,888)
    Class I Shares                                  (5,354,528)       (14,255,449)        (2,776,727)         (2,296,031)
                                                   -----------        -----------         ----------          ----------
  Total distributions from net investment
    income                                          (5,793,919)       (14,488,457)        (2,867,493)         (2,329,597)
                                                   -----------        -----------         ----------          ----------
  From realized gains
    Class A Shares                                          --           (524,957)                --                  --
    Class B Shares                                          --             (1,276)                --                  --
    Class I Shares                                          --        (12,759,806)                --                  --
                                                   -----------        -----------         ----------          ----------
  Total distributions from realized gains                   --        (13,286,039)                --                  --
                                                   -----------        -----------         ----------          ----------
  Total distributions                               (5,793,919)       (27,774,496)        (2,867,493)         (2,329,597)
                                                   -----------        -----------         ----------          ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        116,514,377        443,667,634         65,939,592         161,993,251
  Proceeds from shares issued in connection
    with merger                                             --                 --                 --         144,968,119
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                     4,129,221         12,236,347          1,038,142           1,196,154
                                                   -----------        -----------         ----------          ----------
                                                   120,643,598        455,903,981         66,977,734         308,157,524
  Less: payments for shares redeemed              (371,488,895)      (237,318,573)       (28,459,758)        (29,876,945)
                                                   -----------        -----------         ----------          ----------
  Net increase (decrease) in net assets from
    capital share transactions                    (250,845,297)       218,585,408         38,517,976         278,280,579
                                                   -----------        -----------         ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS             (117,111,451)       341,613,737         79,731,039         294,675,927
NET ASSETS:
  Beginning of period                              869,816,650        528,202,913        401,964,228         107,288,301
                                                   -----------        -----------         ----------          ----------
  End of period                                  $ 752,705,199      $ 869,816,650       $481,695,267        $401,964,228
                                                 =============      =============       ============        ============

                      See Notes to Financial Statements.

Pegasus Funds
   STATEMENTS OF CHANGES IN NET ASSETS

                                                    Intermediate Bond Fund                        Bond Fund
                                              ------------------------------------    ----------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                              ----------------    ------------------      -----------     -----------------
FROM OPERATIONS:
  Net investment income                          $ 14,124,047       $  24,856,790      $   30,000,955       $ 40,606,005
  Net realized gains (losses) on investments
    and foreign currency transactions                  68,048           1,800,673            (383,861)         4,524,736
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translation                     (171,955)         (4,413,650)            808,307        (10,189,588)
                                                   ----------          ----------          ----------         ----------
  Net increase (decrease) in net assets from
    operations                                     14,020,140          22,243,813          30,425,401         34,941,153
                                                   ----------          ----------          ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                   (625,872)           (767,604)         (1,871,758)        (2,223,311)
    Class B Shares                                     (5,433)             (1,022)            (19,465)            (5,666)
    Class I Shares                                (13,480,628)        (24,369,891)        (28,625,136)       (38,376,142)
                                                   ----------          ----------          ----------         ----------
  Total distributions from net investment
    income                                        (14,111,933)        (25,138,517)        (30,516,359)       (40,605,119)
                                                   ----------          ----------          ----------         ----------
  From realized gains
    Class A Shares                                         --                  --                  --                 --
    Class B Shares                                         --                  --                  --                 --
    Class I Shares                                         --                  --                  --                 --
  Total distributions from realized gains                  --                  --                  --                 --
  Total distributions                             (14,111,933)        (25,138,517)        (30,516,359)       (40,605,119)
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                       102,469,052         118,511,852         273,636,126        228,866,516
  Proceeds from shares issued in connection
    with merger                                            --                  --                  --        130,865,901
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                    9,198,083          19,192,374          17,998,776         29,585,134
                                                   ----------          ----------          ----------         ----------
                                                  111,667,135         137,704,226         291,634,902        389,317,551
  Less: payments for shares redeemed              (61,281,752)       (126,568,756)        (57,877,681)       (96,335,513)
                                                   ----------          ----------          ----------         ----------
  Net increase (decrease) in net assets from
    capital share transactions                     50,385,383          11,135,470         233,757,221        292,982,038
NET INCREASE (DECREASE) IN NET ASSETS              50,293,590           8,240,766         233,666,263        287,318,072
                                                   ----------          ----------          ----------         ----------
NET ASSETS:
  Beginning of period                             413,550,705         405,309,939         804,883,651        517,565,579
                                                 ------------        ------------         -----------        -----------
  End of period                                  $463,844,295       $ 413,550,705      $1,038,549,914       $804,883,651
                                                 ============        ============       =============        ===========


                                                           Short Bond Fund                          Income Fund
                                               -----------------------------------    ------------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS:
  Net investment income                          $  5,092,694        $  9,102,945       $  5,107,662        $ 12,243,298
  Net realized gains (losses) on investments
    and foreign currency transactions                   1,393             480,231           (260,634)            (21,631)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translation                       18,311          (2,046,522)        (1,173,805)         (5,355,005)
                                                 ------------        ------------       ------------        ------------
  Net increase (decrease) in net assets from
    operations                                      5,112,398           7,536,654          3,673,223           6,866,662
                                                 ------------        ------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                    (43,509)            (43,710)          (245,573)           (430,827)
    Class B Shares                                     (1,442)               (375)            (9,979)            (22,400)
    Class I Shares                                 (5,112,652)         (9,042,643)        (4,619,677)        (11,703,117)
                                                 ------------        ------------       ------------        ------------
  Total distributions from net investment
    income                                         (5,157,603)         (9,086,728)        (4,875,229)        (12,156,344)
                                                 ------------        ------------       ------------        ------------
  From realized gains
    Class A Shares                                         --              (2,475)                --             (92,572)
    Class B Shares                                         --                (119)                --              (5,831)
    Class I Shares                                         --            (402,873)                --          (2,526,588)
                                                 ------------        ------------       ------------        ------------
  Total distributions from realized gains                  --            (405,467)                --          (2,624,991)
                                                 ------------        ------------       ------------        ------------
  Total distributions                              (5,157,603)         (9,492,195)        (4,875,229)        (14,781,335)
                                                 ------------        ------------       ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        46,237,653          41,372,785          6,322,566          63,866,681
  Proceeds from shares issued in connection
    with merger                                            --                  --                 --                  --
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                    1,993,054           3,635,168            264,976             605,194
                                                 ------------        ------------       ------------        ------------
                                                   48,230,707          45,007,953          6,587,542          64,471,875
  Less: payments for shares redeemed              (26,036,934)        (33,873,236)       (59,624,171)        (58,429,130)
                                                 ------------        ------------       ------------        ------------
  Net increase (decrease) in net assets from
    capital share transactions                     22,193,773          11,134,717        (53,036,629)          6,042,745
                                                 ------------        ------------       ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS              22,148,568           9,179,176        (54,238,635)         (1,871,928)
NET ASSETS:
  Beginning of period                             172,516,031         163,336,855        196,411,743         198,283,671
                                                 ------------        ------------       ------------        ------------
  End of period                                  $194,664,599        $172,516,031       $142,173,108        $196,411,743
                                                 ============        ============       ============        ============

                      See Notes to Financial Statements.

Pegasus Funds
   STATEMENTS OF CHANGES IN NET ASSETS

                                                      International Bond Fund                  Municipal Bond Fund
                                               ------------------------------------   -------- ---------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS:
  Net investment income                           $ 1,691,074        $ 1,588,432        $  9,428,897        $ 13,312,581
  Net realized gains (losses) on investments
    and foreign currency transactions                (229,214)           255,095           1,054,576           2,185,933
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translation                   (3,480,792)           651,325           1,331,004          (3,444,888)
                                                  -----------        -----------        ------------        ------------
  Net increase in net assets from operations       (2,018,932)         2,494,852          11,814,477          12,053,626
                                                  -----------        -----------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                    (69,314)           (48,371)           (700,913)           (535,878)
    Class B Shares                                     (1,073)              (540)            (15,657)            (15,695)
    Class I Shares                                 (1,523,272)        (1,719,814)         (8,694,437)        (11,706,220)
                                                  -----------        -----------        ------------        ------------
  Total distributions from net investment
    income                                         (1,593,659)        (1,768,725)         (9,411,007)        (12,257,793)
                                                  -----------        -----------        ------------        ------------
  From realized gains
    Class A Shares                                         --                 --                  --              (6,075)
    Class B Shares                                         --                 --                  --                (394)
    Class I Shares                                         --                 --                  --            (201,402)
  Total distributions from realized gains                  --                 --                  --            (207,871)
  Total distributions                              (1,593,659)        (1,768,725          (9,411,007)        (15,931,848)
                                                  -----------        -----------        ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        25,672,163         42,220,702          65,815,677          58,114,399
  Proceeds from shares issued in connection
    with merger                                            --                 --                  --         102,578,100
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                      849,730            843,217             771,456           1,161,950
                                                  -----------        -----------        ------------        ------------
                                                   26,521,893         43,063,919          66,587,133         161,854,449
  Less: payments for shares redeemed               (4,002,164)        (2,888,294)        (64,156,367)        (37,670,935)
                                                  -----------        -----------        ------------        ------------
  Net increase (decrease) in net assets from
    capital share transactions                     22,519,729         40,175,625           2,430,766         124,183,514
                                                  -----------        -----------        ------------        ------------
NET INCREASE IN NET ASSETS                         18,907,138         40,901,752           4,834,236         120,305,292
NET ASSETS:
  Beginning of period                              55,897,040         14,995,288         368,128,442         247,823,150
                                                  -----------        -----------        ------------        ------------
  End of period                                   $74,804,178        $55,897,040        $372,962,678        $368,128,442
                                                  ===========        ===========        ============        ============

                                                 Intermediate Municipal Bond Fund         Michigan Municipal Bond Fund
                                              ------------------------------------    --------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               ---------------    -----------------   ----------------   -----------------
FROM OPERATIONS:
  Net investment income                          $  9,254,580        $ 18,092,497        $ 1,480,264        $  2,575,994
  Net realized gains (losses) on investments
    and foreign currency transactions                 508,026           2,576,883           (187,670)            (90,124)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translation                     (208,877)         (5,510,989)           689,773            (530,540)
                                                 ------------        ------------        -----------        ------------
  Net increase in net assets from operations        9,553,729          15,158,391          1,982,367           1,955,330
                                                 ------------        ------------        -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A Shares                                   (417,688)           (761,652)          (401,277)           (868,350)
    Class B Shares                                    (11,721)            (16,784)            (3,460)               (702)
    Class I Shares                                 (8,892,133)        (16,723,347)        (1,075,642)         (1,615,892)
                                                 ------------        ------------        -----------        ------------
  Total distributions from net investment
    income                                         (9,321,542)        (17,501,783)        (1,480,379)         (2,484,944)
  From realized gains
    Class A Shares                                         --            (112,133)                --                  --
    Class B Shares                                         --              (3,569)                --                  --
    Class I Shares                                         --          (2,341,621)                --                  --
                                                 ------------        ------------        -----------        ------------
  Total distributions from realized gains                  --          (2,457,323)                --                  --
                                                 ------------        ------------        -----------        ------------
  Total distributions                              (9,321,542)        (19,959,106)        (1,480,379)         (2,484,944)
                                                 ------------        ------------        -----------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        36,626,481          66,990,329         11,525,001          17,373,469
  Proceeds from shares issued in connection
    with merger                                            --                  --                 --                  --
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                      397,443             730,366            463,004             854,735
                                                 ------------        ------------        -----------        ------------
                                                   37,023,924          67,720,695         11,988,005          18,228,204
  Less: payments for shares redeemed              (33,268,672)        (61,160,676)        (6,111,118)        (10,558,076)
                                                 ------------        ------------        -----------        ------------
  Net increase (decrease) in net assets from
    capital share transactions                      3,755,252           6,560,019          5,876,887           7,670,128
                                                 ------------        ------------        -----------        ------------
NET INCREASE IN NET ASSETS                          3,987,439           1,759,304          6,378,875           7,140,514
NET ASSETS:
  Beginning of period                             393,630,021         391,870,717         60,593,674          53,453,160
                                                 ------------        ------------        -----------        ------------
  End of period                                  $397,617,460        $393,630,021        $66,972,549        $ 60,593,674
                                                 ============        ============        ===========        ============

                      See Notes to Financial Statements.

Pegasus Managed Assets Conservative Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)



                     Description                          Shares    Market Value
                     -----------                          ------    ------------
  COMMON STOCKS -- 4.77%
  Banks -- 1.70%
    Bank of Boston Corp. ............................       5,000    $   360,312
    Citicorp ........................................       3,000        361,688
    First Union Corp. ...............................       2,000        185,000
    National City Corp. .............................       5,000        262,500
    NationsBank Corp. ...............................       6,000        387,000
                                                                    ------------
                                                                       1,556,500
                                                                    ------------
  Drugs and Medicine -- 2.20%
    Bristol-Myers Squibb Co. ........................       8,000        648,000
    Johnson & Johnson ...............................       6,000        386,250
    Pfizer, Inc. ....................................       4,000        478,000
    Warner Lambert Co. ..............................       4,000        497,000
                                                                    ------------
                                                                       2,009,250
                                                                    ------------
  International Oil -- 0.87%
    British Petroleum PLC. ..........................       6,340        474,708
    Texaco, Inc. ....................................       3,000        326,250
                                                                    ------------
                                                                         800,958
                                                                    ------------
TOTAL COMMON STOCK ..................................                  4,366,708
                                                                    ------------
  (Cost $1,561,791)
MUTUAL FUNDS -- 95.23%
    Pegasus Bond Fund ...............................   5,215,451     53,510,529
    Pegasus International Bond Fund .................     580,682      5,946,188
    Pegasus Growth Fund .............................     272,109      3,994,564
    Pegasus Growth and Value Fund ...................     463,739      7,609,954
    Pegasus International Equity Fund ...............     433,563      5,592,968
    Pegasus Intrinsic Value Fund ....................     363,488      5,604,978
    Pegasus Mid-Cap Opportunity Fund ................     160,358      3,223,186
    Pegasus Small-Cap Opportunity Fund ..............     102,293      1,626,453
                                                                    ------------
TOTAL MUTUAL FUNDS ..................................                 87,108,820
                                                                    ------------
  (Cost $83,662,499)
TOTAL INVESTMENTS ...................................               $ 91,475,528
                                                                    ============
  (Cost $85,224,290)

                      See Notes to Financial Statements.

Pegasus Managed Assets Balanced Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)



                     Description                       Face Amount  Market Value
                     -----------                       -----------  ------------
TEMPORARY CASH INVESTMENT -- 0.88%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...  $2,047,419     $2,047,419
  (Cost $2,047,419)                                                   ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.53%
  U.S. Treasury Securities -- 9.00%
    Principal Strips from U.S. Treasury Securities
      due:
        5/15/17 .....................................     915,000        232,254
        8/15/17 .....................................   3,455,000        861,850
    Strips from U.S. Treasury Securities due:
        5/15/98 .....................................     200,000        190,366
        8/15/98 .....................................     500,000        468,410
        8/15/99 .....................................   3,500,000      3,078,670
        2/15/01 .....................................     450,000        358,897
        2/15/11 .....................................     600,000        238,734
        5/15/11 .....................................   1,083,000        423,171
        2/15/12 .....................................     280,000        103,533
        8/15/12 .....................................     750,000        266,873
        5/15/13 .....................................     760,000        255,786
        2/15/14 .....................................   3,935,000      1,254,714
    U.S. Treasury Bonds:
        12.75%, 11/15/10 ............................   1,145,000      1,588,871
        10.375%, 11/15/12 ...........................     685,000        869,518
        12.50%, 8/15/14 .............................     120,000        176,456
    U.S. Treasury Notes:
        8.875%, 11/15/97 ............................     800,000        809,248
        7.875%, 4/15/98 .............................   1,870,000      1,900,388
        7.00%, 4/15/99 ..............................     500,000        507,890
        7.75%, 11/30/99 .............................   2,005,000      2,074,854
        6.25%, 5/31/00 ..............................     950,000        950,447
        6.625%, 7/31/01 .............................   1,000,000      1,009,370
        7.50%, 11/15/01 .............................     700,000        729,421
        6.25%, 2/15/03 ..............................     400,000        396,876
        7.25%, 5/15/04 ..............................   2,150,000      2,241,031
                                                                      ----------
  (Cost $20,160,151)                                                  20,987,628
                                                                      ----------
  Agency Obligations -- 2.53%
    Federal Home Loan Mortgage Corp. Participation
      Ctf.
        #555238, 12.00%, 7/1/19 .....................     123,888        138,975
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 99 Class Z, 9.50%, 1/15/21 ...........      76,804         81,598
        Series 1051 Class D, 7.00%, 11/15/19 ........     104,991        105,794
        Series 1065 Class J, 9.00%, 4/15/21 .........     100,000        106,456
        Series 1144 Class KB, 8.50%, 9/15/21 ........     250,000        261,110
        Series 1295 Class JB, 4.50%, 3/15/07 ........     300,000        269,028
        Series 1370 Class F, 6.75%, 3/15/19 .........     260,000        259,327
        Series 1465 Class SA, IO, IF, 2/15/08 .......     987,107         50,673

                                      22


        Series 1575 Class FB, 7.00%, 8/15/08 ........     298,345        305,384
        Series 1575 Class SB, 3.00%, 8/15/08 ........      99,448         64,587
        Series 1583 Class NS, IF, 9/15/23 ...........     115,888         84,195
        Series 1595 Class S, IO, IF, 10/15/13 .......   1,239,073         53,622
        Series 1602 Class O, 6.00%, 10/15/23 ........     300,000        275,287
        Series 1681 Class K, 7.00%, 8/15/23 .........     416,716        406,549
        Series 1689 Class SD, IF, 10/15/23 ..........     100,000         84,133
    Federal Housing Administration Merrill Lynch
      Project Pool 170
        Pass thru Ctf., 7.43%, 8/1/20 ...............     222,254        225,077
    Federal Housing Administration
        Project #07335307, 7.43%, 1/1/22 ............     224,037        227,890
    Federal Housing Administration
        Greystone 1996-2 Pool, 7.43%, 11/1/22 .......         552            559
    Federal National Mortgage Assn. Pass Thru
      Securities
        Pool #116612, IF, 3/1/19 ....................      92,291         96,427
    Federal National Mortgage Assn. Pass Thru
      Securities Guaranteed
      REMIC Trust:
        1989 Class 78-H, 9.40%, 11/25/19 ............     250,000        271,774
        1990 Class 140-K, HB, 652.145%, 12/25/20 ....       1,302         41,123
        1991 Class 161-H, 7.50%, 2/25/21 ............     104,094        105,006
        1992-G Class 15-Z, 7.00%, 1/25/22 ...........     217,649        201,182
        1992 Class 204-B, 6.00%, 10/25/20 ...........     250,000        238,222
        1993 Class 13-G, 6.00%, 6/25/20 .............     200,000        193,336
        1993 Class 19-G, 5.00%, 5/25/19 .............     250,000        232,361
        1993 Class 38-S, IO, 5.255%, 11/25/22 .......     663,856         17,299
        1993 Class 44-S, IO, IF, 4/25/23 ............     394,742         19,647
        1993 Class 58-J, 5.50%, 4/25/23 .............     131,532        126,736
        1993 Class 94-K, 6.750%, 5/25/23 ............     114,316        111,418
        1993 Class 155-SB, IO, IF, 9/25/23 ..........     736,409         56,261
        1993 Class 207-SC, IF, 11/25/23 .............     284,327        191,873
        1993 Class 209-KB, 5.659%, 8/25/08 ..........     373,990        349,815
        1993 Class 220-SD, IF, 11/25/13 .............      49,707         34,376
        1994 Class 30-LA, 6.50%, 2/25/09 ............      77,863         76,926
        1994 Class 39-F, IF, 3/25/24 ................     218,618        218,745
        1994 Class 39-S, IF, 3/25/24 ................      84,084         76,967
        1994 Class 82-SA, IO, IF, 5/25/23 ...........   1,645,187         53,241
        1996 Class 7-C, 6.50%, 12/25/10 .............     200,000        189,287
                                                                      ----------
  (Cost $5,996,999)                                                    5,902,266
                                                                      ----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                 26,889,894
                                                                      ----------
  (Cost $26,157,150)
CORPORATE BONDS AND NOTES -- 1.15%
  Finance -- 0.85%
    Associates Corp. of North America:
        9.125%, 4/1/00 ..............................      85,000         90,393
        8.150%, 8/1/09 ..............................     200,000        213,094
    Case Equipment Loan Trust Asset Backed Ctf.
        Series 1996-A, Class A2, 5.50%, 2/15/03 .....     246,458        245,619
    Green Tree Financial Corp. Asset Backed Ctf.
        Series 1996-A, Class A, 5.70%, 2/15/26 ......      27,063         27,111

                                      23


    Merrill Lynch Home Equity Loan Asset Backed Ctf.
        Series 1992-1, Class A, IF, 7/15/22 .........     115,452        115,684
    Merrill Lynch Trust 43-E, CMO
        Series 43, Class E, 6.50%, 8/27/15 ..........     200,000        195,338
    Onyx Acceptance Grantor Trust Auto Loan Pass Thru
      Ctf.
        Series 1996-1, Class A, 5.40%, 5/15/01 ......     150,954        149,538
    Superior Wholesale Inventory Trust Asset Backed
      Ctf.
        Series 1996-A, Class A, IF, 3/15/01 .........     200,000        200,062
    World Omni Automobile Trust Asset Backed Ctf.
        Series 1995-A, Class A, 6.05%, 11/25/01 .....     752,633        753,099
                                                                       ---------
  (Cost $1,969,317)                                                    1,989,938
                                                                       ---------
  Industrial -- 0.15 %
    Boeing Co., 7.95%, 8/15/24 ......................     110,000        120,124
    Proctor & Gamble Co., 8.00%, 10/26/29 ...........     220,000        237,202
                                                                       ---------
  (Cost $360,750)                                                        357,326
                                                                       ---------
  Public Utility -- 0.15%
    New England Telephone & Telegraph Co., 7.875%,
      11/15/29 ......................................     250,000        264,717
    Nippon Telegraph & Telephone Corp., 9.50%,
      7/27/98 .......................................      80,000         82,757
                                                                       ---------
  (Cost $356,303)                                                        347,474
                                                                       ---------
TOTAL CORPORATE BONDS AND NOTES .....................                  2,694,738
                                                                       ---------
  (Cost $2,686,370)

                                                           Shares
                                                           ------
COMMON STOCKS -- 19.45%
  Aerospace -- 0.22%
    Boeing Co. ......................................       9,500        504,094
                                                                       ---------
  Air Transport -- 0.05%
    Air Express International Corp. .................       2,825        112,294
                                                                       ---------
  Apparel -- 0.27%
    Nine West Group, Inc.* ..........................       1,150         43,916
    Russell Corp. ...................................      17,000        503,625
    Tommy Hilfiger Corp.* ...........................       2,000         80,375
                                                                       ---------
                                                                         627,916
                                                                       ---------
  Banks -- 1.09%
    BankAmerica Corp. ...............................       8,000        516,500
    Barnett Banks, Inc. .............................       6,000        315,000
    Charter One Financial, Inc. .....................       3,125        168,359
    First Tennessee National Corp. ..................       2,000         96,000
    MBNA Corp. ......................................       4,000        146,500
    Norwest Corp. ...................................      17,000        956,250
    State Street Boston Corp. .......................       5,200        240,500
    TCF Financial Corp. .............................       2,300        113,563
                                                                       ---------
                                                                       2,552,672
                                                                       ---------
  Business Machines -- 0.81%
    Cisco System Inc.* ..............................       3,000        201,375
    Comdisco Inc. ...................................       4,950        128,700
    Diebold, Inc. ...................................       1,453         56,667

                                      24


    Electronic Data Systems Corp. ...................      19,500        799,500
    Microsoft Corp.* ................................       4,000        505,500
    Silicon Graphics* ...............................       7,000        105,000
    Xilinx, Inc.* ...................................       1,650         80,953
                                                                       ---------
                                                                       1,877,695
                                                                       ---------
  Business Services -- 1.23%
    Automatic Data Processing, Inc. .................      15,600        733,200
    CDI Corp.* ......................................       1,700         70,869
    Computer Associates International, Inc. .........       4,000        222,750
    Deluxe Corp. ....................................      19,000        648,375
    DST Systems, Inc.* ..............................       3,000         99,938
    First Data Corp. ................................       4,500        197,719
    G & K Services, Inc. Class A ....................         800         29,800
    Interpublic Group of Companies, Inc. ............       3,000        183,937
    Omnicom Group, Inc. .............................       1,980        122,018
    SunGard Data Systems, Inc.* .....................       3,200        148,800
    Waste Management Inc. ...........................      13,000        417,625
                                                                       ---------
                                                                       2,875,031
                                                                       ---------
  Chemicals -- 0.59%
    Great Lakes Chemical Corp. ......................       6,000        314,250
    Praxair, Inc. ...................................       5,000        280,000
    RPM, Inc. .......................................       3,765         69,182
    Sigma-Aldrich Corp. .............................      20,000        701,250
                                                                       ---------
                                                                       1,364,682
                                                                       ---------
  Construction -- 0.89%
    Crane Co. .......................................       4,456        186,317
    Fluor Corp. .....................................      12,000        662,250
    Masco Corp. .....................................      14,000        584,500
    York International Corp. ........................      14,000        644,000
                                                                       ---------
                                                                       2,077,067
                                                                       ---------
  Consumer Durables -- 0.43%
    Durakon Industries, Inc.* .......................       2,100         19,950
    Leggett & Platt, Inc. ...........................       3,840        165,120
    Newell Co. ......................................       5,300        210,013
    Rubbermaid, Inc. ................................      20,000        595,000
                                                                       ---------
                                                                         990,083
                                                                       ---------
  Containers -- 0.39%
    AptarGroup, Inc. ................................       3,100        140,275
    Crown Cork & Seal Co., Inc. .....................      14,300        764,156
                                                                       ---------
                                                                         904,431
                                                                       ---------
  Drugs and Medicine -- 2.13%
    Abbott Laboratories Corp. .......................      10,000        667,500
    Amgen, Inc.* ....................................       3,500        203,438
    Bristol-Myers Squibb Co. ........................      12,000        972,000
    Columbia/HCA Healthcare Corp. ...................       6,250        245,703
    Guidant Corp. ...................................       1,500        127,500

                                      25


    Health Care & Retirement Corp.* .................       2,891         96,487
    Johnson & Johnson ...............................       3,300        212,438
    Mylan Laboratories, Inc. ........................       7,000        103,250
    Pall Corp. ......................................       5,800        134,850
    Pfizer, Inc. ....................................       2,200        262,900
    Quorum Health Group, Inc.* ......................       4,500        160,875
    Schering-Plough Corp. ...........................      19,200        919,200
    Smithkline Beecham PLC ADR ......................       3,300        302,362
    Stryker Corp. ...................................       4,400        153,450
    Sybron International Corp.* .....................       4,200        167,475
    United HealthCare Corp. .........................       4,400        228,800
                                                                       ---------
                                                                       4,958,228
                                                                       ---------
  Electronics -- 1.60%
    AMP, Inc. .......................................      16,500        688,875
    Belden, Inc. ....................................       5,700        194,156
    Dynatech Corp.* .................................       3,000        107,250
    Hewlett Packard Co. .............................      14,000        784,000
    Intel Corp. .....................................       2,400        340,350
    Kemet Corp.* ....................................       4,500        111,937
    Lucent Technologies, Inc. .......................       6,500        468,406
    Microchip Technology, Inc.* .....................       2,800         83,300
    Molex, Inc. Class A Non-Voting ..................       3,062        106,787
    Motorola, Inc. ..................................       9,000        684,000
    Teradyne, Inc.* .................................       3,900        153,075
                                                                       ---------
                                                                       3,722,136
                                                                       ---------
  Energy and Utilities -- 1.18%
    AES Corp.* ......................................       3,500        247,625
    Enron Corp. .....................................      14,500        591,781
    FPL Group, Inc. .................................      14,000        644,875
    MCN Corp. .......................................      22,000        673,750
    Pinnacle West Capital Co. .......................      20,000        601,250
                                                                       ---------
                                                                       2,759,281
                                                                       ---------
  Energy Raw Materials -- 0.66%
    Apache Corp. ....................................       5,076        164,970
    Noble Affiliates, Inc. ..........................       3,400        131,537
    Schlumberger Ltd. ...............................       7,000        875,000
    Southwestern Energy Co. .........................       6,276         81,588
    Smith International Inc.* .......................       1,600         97,200
    Western Atlas, Inc.* ............................       2,500        183,125
                                                                       ---------
                                                                       1,533,420
                                                                       ---------
  Food and Agriculture -- 1.30%
    ConAgra, Inc. ...................................      11,000        705,375
    CPC International, Inc. .........................       8,000        738,500
    PepsiCo, Inc. ...................................      27,000      1,014,187
    Sysco Corp. .....................................      16,000        584,000
                                                                       ---------
                                                                       3,042,062
                                                                       ---------

                                      26


  Insurance -- 0.84%
    AFLAC, Inc. .....................................       6,000        283,500
    American International Group, Inc. ..............       3,000        448,125
    Capital Re Corp. ................................       3,100        165,850
    CapMac Holdings, Inc. ...........................       2,100         70,612
    Chubb Corp. .....................................       9,000        601,875
    Transatlantic Holdings, Inc. ....................       1,754        174,085
    Unum Corp. ......................................       5,000        210,000
                                                                       ---------
                                                                       1,954,047
                                                                       ---------
  International Oil -- 0.26%
    British Petroleum PLC ADR .......................       8,144        609,782
                                                                       ---------
  Liquor -- 0.27%
    Anheuser Busch Companies, Inc. ..................      15,000        629,063
                                                                       ---------
  Media -- 0.64%
    Banta Corp. .....................................       4,435        120,299
    Cabletron System Inc.* ..........................       3,000         84,938
    Gannett Co., Inc. ...............................       5,000        493,750
    Washington Post Co. Class B .....................       2,000        796,000
                                                                       ---------
                                                                       1,494,987
                                                                       ---------
  Miscellaneous and Conglomerates -- 0.61%
    Cognizant Corp. .................................      17,000        688,500
    Culligan Water Technologies, Inc.* ..............       1,700         76,075
    Dentsply International, Inc. ....................       2,000         98,000
    Elan PLC ADR* ...................................       6,000        271,500
    Greenfield Industries, Inc. .....................       2,100         56,700
    Health Management Associates, Inc. Class A* .....       1,593         45,401
    Littlefuse, Inc.* ...............................       4,200        118,650
    Wolverine Tube, Inc.* ...........................       2,550         71,081
                                                                       ---------
                                                                       1,425,907
                                                                       ---------
  Miscellaneous Finance -- 0.83%
    CMAC Investment Corp. ...........................       4,100        195,775
    Edwards (A.G.), Inc. ............................       3,555        151,976
    Everest Reinsurance Holdings, Inc. ..............       5,400        213,975
    Executive Risk, Inc. ............................       2,700        140,400
    FINOVA Group, Inc. ..............................       2,335        178,628
    First Financial Corp. ...........................       4,650        136,594
    Idex Corp. ......................................       4,006        132,198
    MGIC Investment Corp. ...........................         800         38,350
    PMI Group, Inc. .................................      10,700        667,413
    Scotsman Industries, Inc. .......................       2,600         74,100
                                                                       ---------
                                                                       1,929,409
                                                                       ---------
  Motor Vehicles -- 0.22%
    Borg Warner Automotive, Inc. ....................       3,700        200,031
    Harley-Davidson, Inc. ...........................       2,926        140,265
    Myers Industries, Inc. ..........................       3,520         59,400
    Tower Automotive, Inc.* .........................       2,500        107,500
                                                                       ---------
                                                                         507,196
                                                                       ---------

                                      27


  Non-Durables and Entertainment -- 0.42%
    Kimberly Clark Corp. ............................      11,000        547,250
    Lancaster Colony Corp. ..........................       1,564         75,658
    Oracle Systems Corp.* ...........................       2,000        100,750
    Service Corp. International .....................       8,100        266,288
                                                                       ---------
                                                                         989,946
                                                                       ---------
  Non-Ferrous Metals -- 0.06%
    DT Industries, Inc. .............................       4,000        143,000
                                                                       ---------
  Producer Goods -- 0.64%
    Dover Corp. .....................................      11,200        688,800
    Federal Signal Corp. ............................       1,500         37,688
    Hubbell, Inc. Class B ...........................       3,502        154,088
    Illinois Tool Works, Inc. .......................       5,600        279,650
    Juno Lighting, Inc. .............................       6,539        106,259
    Teleflex, Inc. ..................................       3,380        105,625
    Trimas Corp. ....................................       4,335        121,922
                                                                       ---------
                                                                       1,494,032
                                                                       ---------
  Retail -- 0.83%
    Home Depot, Inc. ................................       4,000        275,750
    Kohls Corp.* ....................................       1,264         66,913
    Nordstrom, Inc. .................................      14,000        686,875
    Proffitts, Inc.* ................................       3,800        166,725
    Toys R Us* ......................................      13,000        455,000
    Walgreen Co. ....................................       3,000        160,875
    Zale Corp.* .....................................       6,500        128,781
                                                                       ---------
                                                                       1,940,919
                                                                       ---------
  Soaps and Cosmetics -- 0.08%
    Procter & Gamble Co. ............................       1,400        197,750
                                                                       ---------
  Telephone -- 0.49%
    AirTouch Communications, Inc.* ..................       5,000        136,875
    Century Telephone Enterprises, Inc. .............      15,000        505,312
    MCI Communications Corp. ........................      13,000        497,656
                                                                       ---------
                                                                       1,139,843
                                                                       ---------
  Tobacco -- 0.10%
    Philip Morris Companies, Inc. ...................       5,000        221,875
                                                                       ---------
  Travel and Recreation -- 0.32%
    Callaway Golf Co. ...............................       3,900        138,450
    Carnival Corp. Class A ..........................       6,000        247,500
    Disney (Walt) Co. ...............................       2,900        232,725
    Gaylord Entertainment Co. Class A ...............       5,715        131,802
                                                                       ---------
                                                                         750,477
                                                                       ---------
TOTAL COMMON STOCKS .................................                 45,329,325
                                                                      ----------
  (Cost $34,552,617)

                                      28


MUTUAL FUNDS -- 66.99%
    Pegasus Bond Fund ...............................   6,234,236     63,963,265
    Pegasus Growth Fund .............................     386,350      5,671,618
    Pegasus Growth and Value Find ...................   1,235,701     20,277,850
    Pegasus International Bond Fund .................   1,017,961     10,423,921
    Pegasus International Equity Fund ...............   1,716,559     22,143,606
    Pegasus Intrinsic Value Fund ....................   1,430,745     22,062,094
    Pegasus Mid-Cap Opportunity .....................     254,345      5,112,329
    Pegasus Small-Cap Opportunity Fund ..............     410,414      6,525,585
                                                                     -----------
TOTAL MUTUAL FUNDS ..................................                156,180,268
                                                                     -----------
  (Cost $148,487,268)
TOTAL INVESTMENTS ...................................              $ 233,141,644
                                                                   =============
   (Cost $213,930,824)

* Non-income producing security.
                      See Notes to Financial Statements.

                                      29

Pegasus Managed Assets Balanced Fund

June 30, 1997

                      Notes to Portfolio of Investments

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                      See Notes to Financial Statements.

Pegasus Managed Assets Growth Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                          Shares    Market Value
                     -----------                          ------    ------------
MUTUAL FUNDS -- 100.00%
  Pegasus Bond Fund .................................      97,714    $ 1,002,541
  Pegasus Growth Fund ...............................      28,448        417,620
  Pegasus Growth and Value Fund .....................      76,369      1,253,221
  Pegasus International Bond Fund ...................      10,872        111,328
  Pegasus International Equity Fund .................      45,329        584,740
  Pegasus Intrinsic Value Fund ......................      37,921        584,740
  Pegasus Mid-Cap Opportunity Fund ..................      16,625        334,171
  Pegasus Small-Cap Opportunity Fund ................      10,577        168,177
                                                                     -----------
TOTAL MUTUAL FUNDS ..................................                $ 4,456,537
                                                                     ===========
  (Cost $4,173,060)

                      See Notes to Financial Statements.

Pegasus Equity Income Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)



                                                          Face
                     Description                          Amount     Market Value
                     -----------                          ------     -------------
TEMPORARY CASH INVESTMENT -- 4.70%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%%, 7/1/97 (secured by various U.S. Treasury
    Strips with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    0.00% to 12.00%, all held at Chase Bank) ........   $14,662,763    $14,662,763
  (Cost $14,662,763)
CONVERTIBLE BONDS -- 7.14%
  Costco Wholesale Corp., 5.75%, 5/15/02 ............     9,558,000      9,761,108
  NAC RE Corp., 5.25%, 12/15/02 .....................     3,095,000      3,462,531
  Potomac Electric Power, 5.00%, 9/1/02 .............     7,769,000      7,166,903
  RLI Corp., 6.00%, 7/15/03 .........................     1,350,000      1,895,062
                                                                        ----------
  (Cost $20,869,568)                                                    22,285,604
                                                                        ----------
                                                            Shares
                                                            ------
NON-CONVERTIBLE PREFERRED STOCKS -- 3.65%
  Finance -- 3.65 %
    Salomon, Inc., 7.625% ...........................       324,400     11,394,550
                                                                        ----------
  (Cost $8,705,900)
COMMON STOCKS -- 84.51%
  Aerospace -- 2.82%
    Lockheed Martin Corp. ...........................        85,000      8,802,813
                                                                        ----------
  Banks -- 6.91%
    Bank of New York Co., Inc. ......................        97,000      4,219,500
    Bankers Trust N.Y. Corp. ........................        90,000      7,830,000
    Mercantile Bankshares Corp. .....................       180,000      7,200,000
    Pacific Century Financial Corp. .................        50,000      2,312,500
                                                                        ----------
                                                                        21,562,000
                                                                        ----------
  Chemicals -- 7.49%
    Dow Chemical Co. ................................       100,000      8,712,500
    Du Pont (E.I.) De Nemours & Co., Inc. ...........       122,000      7,670,750
    NCH Corp. .......................................       111,900      6,993,750
                                                                        ----------
                                                                        23,377,000
                                                                        ----------
  Consumer Durables -- 0.31%
    National Presto Industries, Inc. ................        24,200        975,563
                                                                        ----------
  Domestic Oil -- 3.50%
    Atlantic Richfield Co. ..........................       110,000      7,755,000
    MAPCO, Inc. .....................................       100,000      3,150,000
                                                                        ----------
                                                                        10,905,000
                                                                        ----------
  Drugs and Medicine -- 3.33%
    Mid Ocean Ltd. ..................................       197,950     10,380,003
                                                                        ----------
  Energy And Utilities -- 6.36%
    CINergy Corp. ...................................       130,000      4,525,625
    Connecticut Energy Corp. ........................       162,400      3,938,200
    Sierra Pacific Resources ........................       104,000      3,328,000
    SJW Corp. .......................................        10,000        525,000
    Washington Water Power Co. ......................       383,700      7,530,113
                                                                        ----------
                                                                        19,846,938
                                                                        ----------

                                      32


  Insurance -- 11.71%
    American National Insurance Co. .................        98,375      8,779,969
    Lincoln National Corp. ..........................       100,000      6,437,500
    Ohio Casualty Corp. .............................       191,600      8,430,400
    Old Republic International Corp. ................       328,650      9,962,203
    SAFECO Corp. ....................................        63,000      2,941,312
                                                                        ----------
                                                                        36,551,384
                                                                        ----------
  International Oil -- 10.19%
    Amoco Corp. .....................................       105,000      9,128,438
    British Petroleum PLC ADR .......................        49,604      3,714,099
    Mobil Corp. .....................................       142,000      9,922,250
    Texaco, Inc. ....................................        83,000      9,026,250
                                                                        ----------
                                                                        31,791,037
                                                                        ----------
  Miscellaneous and Conglomerates -- 3.07%
    Guinness PLC ADR ................................       195,400      9,561,000
                                                                        ----------
  Miscellaneous Finance -- 4.22%
    Federal National Mortgage Association ...........       302,000     13,174,750
                                                                        ----------
  Motor Vehicles -- 3.02%
    Ford Motor Co. ..................................       249,597      9,422,287
                                                                        ----------
  Non-Durables and Entertainment -- 4.22%
    Luby's Cafeterias, Inc. .........................       313,600      6,252,400
    Sbarro, Inc. ....................................       248,500      6,895,875
                                                                        ----------
                                                                        13,148,275
                                                                        ----------
  Non-Ferrous Metals -- 1.64%
    Phelps Dodge Corp. ..............................        60,000      5,111,250
                                                                        ----------
  Railroads and Shipping -- 3.62%
    Alexander & Baldwin, Inc. .......................       280,500      7,328,063
    Illinois Central Corp., Series A ................       113,945      3,980,953
                                                                        ----------
                                                                        11,309,016
                                                                        ----------
  Real Property -- 1.06%
    Amli Residential Properties Trust ...............       140,000      3,307,500
                                                                        ----------
  Retail -- 2.36%
    May Department Stores ...........................        72,500      3,425,625
    Stanhome, Inc. VTG ..............................       120,000      3,945,000
                                                                        ----------
                                                                         7,370,625
                                                                        ----------
  Telephone -- 2.95%
    GTE Corp. .......................................       210,000      9,213,750
                                                                        ----------
  Tires and Rubber Goods -- 1.99%
    Bandag, Inc., Class A ...........................       125,400      6,105,412
    Bandag, Inc. ....................................         2,100        102,900
                                                                        ----------
                                                                         6,208,312
                                                                        ----------
  Tobacco -- 1.55%
    Loews Corp. .....................................        48,300      4,836,037
                                                                        ----------

                                      33

  Travel & Recreation -- 2.19%
    National Health Investors, Inc. .................       174,000      6,829,500
                                                                       -----------
TOTAL COMMON STOCKS .................................                  263,684,040
                                                                       -----------
  (Cost $201,575,374)
TOTAL INVESTMENTS ...................................                 $312,026,957
                                                                      ============
  (Cost $245,813,605)

                      See Notes to Financial Statements.

Pegasus Growth Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997   (Unaudited)


                                                         Face
                     Description                         Amount       Market Value
                     -----------                         ------       ------------
TEMPORARY CASH INVESTMENT -- 2.56%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/97 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $15,737,359    $15,737,359
                                                                       -----------
  (Cost $15,737,359)

                                                             Shares
                                                             ------
COMMON STOCKS -- 97.44%
  Banks -- 5.86%
    Norwest Corp. ...................................       290,000     16,312,500
    MBNA Corp. ......................................       260,000      9,522,500
    State Street Boston Corp. .......................       220,000     10,175,000
                                                                        ----------
                                                                        36,010,000
                                                                        ----------
  Business Machines -- 10.49%
    Electronic Data Systems Corp. ...................       125,000      5,125,000
    First Data Corp. ................................       270,000     11,803,125
    Microsoft Corp.* ................................       240,000     30,330,000
    Silicon Graphics* ...............................       405,000      6,075,000
    Cisco System, Inc.* .............................       165,000     11,075,625
                                                                        ----------
                                                                        64,468,750
                                                                        ----------
  Business Services -- 5.51%
    Automatic Data Processing, Inc. .................       250,000     11,750,000
    Computer Associates International, Inc. .........       210,000     11,694,375
    Interpublic Group of Companies, Inc. ............       170,000     10,423,125
                                                                        ----------
                                                                        33,867,500
                                                                        ----------
  Chemicals -- 2.01%
    Praxair, Inc. ...................................       220,000     12,320,000
                                                                        ----------
  Construction -- 3.12%
    Fluor Corp. .....................................       230,000     12,693,125
    York International Corp. ........................       140,000      6,440,000
                                                                        ----------
                                                                        19,133,125
                                                                        ----------
  Consumer Durables -- 1.92%
    Newell Co. ......................................       298,000     11,808,250
                                                                        ----------
  Containers -- 1.74%
    Crown Cork & Seal Co., Inc. .....................       200,000     10,687,500
                                                                        ----------
  Drugs and Medicine -- 18.39%
    American Home Products Corp. ....................       100,000      7,650,000
    Amgen, Inc.* ....................................       210,000     12,206,250
    Columbia/HCA Healthcare Corp. ...................       369,000     14,506,312
    Guidant Corp. ...................................        85,000      7,225,000
    Johnson & Johnson ...............................       200,000     12,875,000
    Mylan Laboratories, Inc. ........................       430,000      6,342,500
    Pall Corp. ......................................       275,000      6,393,750
    Pfizer, Inc. ....................................       100,000     11,950,000
    Smithkline Beecham PLC ADR ......................       200,000     18,325,000

                                      35


    Stryker Corp. ...................................       181,400      6,326,325
    United Healthcare Corp. .........................       176,000      9,152,000
                                                                        ----------
                                                                       112,952,137
                                                                       -----------
  Electronics -- 7.18%
    Hewlett Packard Co. .............................       200,000     11,200,000
    Intel Corp. .....................................       160,000     22,690,000
    Lucent Technologies, Inc. .......................       141,600     10,204,050
                                                                       -----------
                                                                        44,094,050
                                                                       -----------
  Energy And Utilities -- 3.51%
    AES Corp.* ......................................       134,800      9,537,100
    Enron Corp. .....................................       295,000     12,039,687
                                                                       -----------
                                                                        21,576,787
                                                                       -----------
  Energy Raw Materials -- 3.18%
    Schlumberger,Ltd. ...............................        45,000      5,625,000
    Western Atlas, Inc.* ............................       190,000     13,917,500
                                                                       -----------
                                                                        19,542,500
                                                                       -----------
  Food and Agriculture -- 1.53%
    PepsiCo,Inc. ....................................       250,000      9,390,625
                                                                       -----------
  Insurance -- 4.14%
    AFLAC, Inc. .....................................       200,000      9,450,000
    Unum Corp. ......................................       380,000     15,960,000
                                                                       -----------
                                                                        25,410,000
                                                                       -----------
  Media -- 1.20%
    Cabletron System, Inc.* .........................       260,000      7,361,250
                                                                       -----------
  Miscellaneous & Conglomerates -- 2.65%
    Elan PLC ADR* ...................................       360,000     16,290,000
                                                                       -----------
                                                                        27,365,625
                                                                       -----------
  Miscellaneous Finance -- 0.26%
    MGIC Investment Corp. ...........................        33,800      1,620,288
                                                                       -----------
  Non-Durables and Entertainment -- 6.12%
    Kimberly-Clark Corp. ............................       220,000     10,945,000
    Oracle Systems Corp.* ...........................       190,000      9,571,250
    Service Corp. International .....................       520,000     17,095,000
                                                                       -----------
                                                                        37,611,250
                                                                       -----------
  Producer Goods -- 2.64%
    Illinois Tool Works, Inc. .......................       325,000     16,229,688
                                                                       -----------
  Retail -- 4.66%
    Home Depot, Inc. ................................       260,000     17,923,750
    Walgreen Co. ....................................       200,000     10,725,000
                                                                       -----------
                                                                        28,648,750
                                                                       -----------
  Soaps and Cosmetics -- 2.19%
    Procter & Gamble Co. ............................        95,000     13,418,750
                                                                       -----------


                                      36

  Telephone -- 1.89%
    AirTouch Communications, Inc.* ..................       425,000     11,634,375
                                                                       -----------
  Tobacco -- 2.17%
    Philip Morris Companies,Inc. ....................       300,000     13,312,500
                                                                       -----------
  Travel and Recreation -- 5.08%
    Carnival Corp. Class A ..........................       395,000     16,293,750
    Disney (Walt) Co. ...............................        85,000      6,821,250
    Gaylord Entertainment Co. Class A ...............       349,550      8,061,497
                                                                       -----------
                                                                        31,176,497
                                                                       -----------
TOTAL COMMON STOCKS .................................                  598,564,572
                                                                       -----------
  (Cost $408,076,127)
TOTAL INVESTMENTS ...................................                 $614,301,931
                                                                      ============
  (Cost $423,813,486)

* Non-income producing security
                      See Notes to Financial Statements.

Pegasus Mid-Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------

TEMPORARY CASH INVESTMENT -- 3.09%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/07
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $27,563,629   $27,563,629
                                                                      -----------
  (Cost $27,563,629)

                                                            Shares
                                                            ------
COMMON STOCKS -- 96.91%
  Air Transport -- 1.27%
    Air Express International Corp. .................       286,237    11,377,921
                                                                       ----------
  Apparel -- 1.72%
    Nine West Group, Inc.* ..........................       123,064     4,699,507
    Tommy Hilfiger Corp* ............................       264,052    10,611,590
                                                                       ----------
                                                                       15,311,097
                                                                       ----------
  Banks -- 5.42%
    Charter One Financial, Inc. .....................       399,604    21,528,665
    First Tennessee National Corp. ..................       202,038     9,697,824
    TCF Financial Corp. .............................       347,010    17,133,619
                                                                       ----------
                                                                       48,360,108
                                                                       ----------
  Business Machines -- 3.26%
    Comdisco, Inc. ..................................       525,348    13,659,048
    Diebold, Inc. ...................................       164,180     6,403,020
    Xilinx, Inc.* ...................................       184,422     9,048,204
                                                                       ----------
                                                                       29,110,272
                                                                       ----------
  Business Services -- 6.10%
    C D I Corp.* ....................................       232,142     9,677,420
    DST Systems, Inc.* ..............................       368,267    12,267,894
    G & K Services, Inc. Class A ....................       133,664     4,978,984
    Omnicom Group, Inc. .............................       199,868    12,316,866
    Sungard Data Systems, Inc.* .....................       326,346    15,175,089
                                                                       ----------
                                                                       54,416,253
                                                                       ----------
  Chemicals -- 0.80%
    RPM, Inc. .......................................       388,422     7,137,254
                                                                       ----------
  Construction -- 2.27%
    Crane Co. .......................................       484,879    20,274,003
                                                                       ----------
  Consumer Durables -- 2.13%
    Durakon Industries, Inc.* .......................       239,700     2,277,150
    Leggett & Platt, Inc. ...........................       389,057    16,729,451
                                                                       ----------
                                                                       19,006,601
                                                                       ----------
  Containers -- 1.59%
    AptarGroup, Inc. ................................       312,910    14,159,178
                                                                       ----------
  Drugs and Medicine -- 5.71%
    Amerisource Health Corp. A* .....................       151,200     7,541,100
    Health Care & Retirement* .......................       328,370    10,959,349

                                      38


    Quorum Health Group, Inc.* ......................       450,156    16,093,077
    Sybron International Corp.* .....................       411,341    16,402,222
                                                                       ----------
                                                                       50,995,748
                                                                       ----------
  Electronics -- 8.85%
    Belden, Inc. ....................................     582,227       19,832,107
    Dynatech Corp.* .................................     327,789       11,718,457
    KemetCorp.* .....................................     484,194       12,044,326
    Microchip Technology, Inc.* .....................     236,922        7,048,430
    Molex, Inc. Class A .............................     331,181       11,549,937
    Teradyne, Inc.* .................................     428,018       16,799,707
                                                                       -----------
                                                                        78,992,964
                                                                       -----------
  Energy Raw Materials -- 5.60%
    Apache Corp. ....................................     499,993       16,249,773
    Noble Affiliates, Inc. ..........................     365,659       14,146,433
    Smith International, Inc.* ......................     181,924       11,051,883
    Southwestern Energy Co. .........................     654,955        8,514,415
                                                                       -----------
                                                                        49,962,504
                                                                       -----------
  Insurance -- 4.95%
    Capital Re Corp. ................................     328,436       17,571,326
    CapMac Holdings, Inc ............................     239,645        8,058,063
    Transatlantic Holdings, Inc. ....................     187,354       18,594,884
                                                                       -----------
                                                                        44,224,273
                                                                       -----------
  Media -- 1.41%
    Banta Corp. .....................................     464,204       12,591,534
                                                                       -----------
  Miscellaneous and Conglomerates -- 6.71%
    Culligan Water Tech., Inc.* .....................     169,792        7,598,192
    Dentsply Int'l, Inc. ............................     208,507       10,216,843
    Greenfield Industries, Inc. .....................     225,228        6,081,156
    Health Management Association, Inc. Class A* ....     170,252        4,852,182
    Littelfuse, Inc.* ...............................     479,080       13,534,010
    Wolverine Tube, Inc.* ...........................     292,694        8,158,845
    Water Corporation* ..............................     262,300        9,410,013
                                                                       -----------
                                                                        59,851,241
                                                                       -----------
  Miscellaneous Finance -- 16.30%
    CMAC Investment Corp. ...........................     418,408       19,978,982
    Edwards (A.G.), Inc. ............................     384,748       16,447,977
    Everest Reinsurance Holdings, Inc. ..............     541,223       21,445,961
    Executive Risk, Inc. ............................     294,199       15,298,348
    FINOVA Group, Inc. ..............................     258,335       19,762,627
    First Financial Corp. ...........................     435,353       12,788,494
    Idex Corp. ......................................     410,686       13,552,638
    PMI Group, Inc. .................................     295,891       18,456,201
    Scotsman Industries, Inc. .......................     270,711        7,715,263
                                                                       -----------
                                                                       145,446,491
                                                                       -----------

                                      39


  Motor Vehicles -- 6.71%
    Borg Warner Automotive ..........................     432,739       23,394,952
    Harley-Davidson, Inc. ...........................     346,822       16,625,780
    Myers Industries, Inc. ..........................     356,423        6,014,638
    Tower Automotive, Inc.* .........................     323,087       13,892,741
                                                                       -----------
                                                                        59,928,111
                                                                       -----------
  Non-Durables and Entertainment -- 1.29%
    Lancaster Colony Corp. ..........................     328,361       11,530,713
                                                                       -----------
  Non-Ferrous Metals -- 1.91%
    DT Industries, Inc. .............................     476,232       17,025,294
                                                                       -----------
  Producer Goods -- 6.20%
    Federal Signal Corp. ............................     161,809        4,065,451
    Hubbell, Inc. Class B ...........................     363,595       15,998,180
    Juno Lighting, Inc. .............................     666,537       10,831,226
    Teleflex, Inc. ..................................     358,812       11,212,875
    TriMas Corp. ....................................     470,027       13,219,509
                                                                       -----------
                                                                        55,327,241
                                                                       -----------
  Retail -- 4.80%
    Kohls Corp.* ....................................     176,791        9,358,874
    Proffitts, Inc.* ................................     418,009       18,340,145
    Zale Corp.* .....................................     765,452       15,165,518
                                                                       -----------
                                                                        42,864,537
                                                                       -----------
  Travel and Recreation -- 1.91%
    Callaway Golf Co. ...............................     480,482       17,057,111
                                                                       -----------
TOTAL COMMON STOCKS .................................                  864,950,448
                                                                       -----------
  (Cost $584,192,556)
TOTAL INVESTMENTS ...................................                 $892,514,077
                                                                     =============
  (Cost $611,756,185)

* Non-income producing security.
                      See Notes to Financial Statements.

Pegasus Small-Cap Opportunity Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997  (Unaudited)

                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------

TEMPORARY CASH INVESTMENT -- 3.30%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $5,902,955     $5,902,955
                                                                        ---------
  (Cost $5,902,955)

                                                          Shares
                                                          ------
COMMON STOCKS -- 96.70%
  Apparel -- 1.01%
    Culp, Inc. ......................................      100,000      1,812,500
                                                                        ---------
  Business Machines -- 5.93%
    BDM International, Inc.* ........................       80,000      1,840,000
    Boole & Babbage, Inc. ...........................       55,450      1,178,313
    Cort Business Services Corp.* ...................      156,400      4,613,800
    Perceptron, Inc.* ...............................      110,000      2,983,750
                                                                       ----------
                                                                       10,615,863
                                                                       ----------
  Business Services -- 3.79%
    Education Management Corp. ......................       59,700      1,552,200
    G & K Services, Inc., Class A ...................       26,700        994,575
    Patterson Dental Co.* ...........................       65,000      2,230,313
    RemedyTemp, Inc., Class A* ......................      115,000      2,012,500
                                                                       ----------
                                                                        6,789,588
                                                                       ----------
  Chemicals -- 1.62%
    Brady (W.H.) Co., Class A .......................      100,000      2,900,000
                                                                       ----------
  Containers -- 1.75%
    Aptargroup, Inc. ................................       69,200      3,131,300
                                                                       ----------
  Domestic Oil -- 0.98%
    Global Industries LTD* ..........................       75,000      1,751,948
                                                                       ----------
  Drugs & Medicine -- 9.37%
    Amerisource Health Corp., Class A* ..............       50,000      2,493,750
    Arbor Health Care Co.* ..........................       65,000      2,015,000
    Arrow International, Inc. .......................       60,200      1,760,850
    Chirex, Inc.* ...................................      150,000      1,781,250
    EmCare Holdings, Inc.* ..........................       40,000      1,465,000
    Marquette Medical Systems, Inc., Class A* .......      115,000      2,530,000
    Multicare Companies, Inc.* ......................      110,000      3,011,250
    Universal Health Services, Inc., Class B ........       45,000      1,732,500
                                                                       ----------
                                                                       16,789,600
                                                                       ----------
  Electronics -- 10.61%
    Allen Telecom, Inc.* ............................       80,000      1,660,000
    Altron, Inc.* ...................................      100,000      1,500,000
    Belden, Inc. ....................................       95,000      3,235,937
    Burr Brown Corp.* ...............................       80,000      2,760,000
    DuPont Photomasks, Inc.* ........................       60,000      3,240,000
    Holphane Corp.* .................................      120,000      2,400,000

                                      41


    Methode Electronics, Inc., Class A ..............      120,000      2,385,000
    MTS Systems Corp. ...............................       60,000      1,830,000
                                                                       ----------
                                                                       19,010,937
                                                                       ----------
  Energy Raw Materials -- 3.73%
    Doncasters Plc Adr* .............................      100,000      2,312,500
    Swift Energy Co.* ...............................      100,000      2,387,500
    Unit Corp.* .....................................      190,000      1,983,125
                                                                       ----------
                                                                        6,683,125
                                                                       ----------
  Insurance -- 4.02%
    Capital RE Corp. ................................       75,000      4,012,500
    CapMac Holdings, Inc. ...........................       95,000      3,194,375
                                                                       ----------
                                                                        7,206,875
                                                                       ----------
  Media -- 1.46%
    SPSS, Inc.* .....................................       90,000      2,610,000
                                                                       ----------
  Miscellaneous & Conglomerates -- 17.41%
    Essex International, Inc.* ......................      125,000      3,484,375
    General Cable Corp.* ............................      100,000      2,562,500
    Greenfield Industries, Inc. .....................       50,000      1,350,000
    IHOP Corp.* .....................................       55,000      1,705,000
    Littelfuse, Inc.* ...............................       90,000      2,542,500
    OmniQuip International, Inc.* ...................      180,000      4,162,500
    Pameco Corp., Class A* ..........................      100,000      1,775,000
    Panavision, Inc. ................................      130,000      2,591,875
    Racing Champions Corp.* .........................       30,000        465,000
    Robbins & Myers, Inc. ...........................       95,000      3,087,500
    Rural Metro Corp.* ..............................       60,000      1,741,872
    SBS Technologies, Inc.* .........................       90,000      2,081,250
    Stewart Enterprises, Inc., Class A ..............       50,000      2,100,000
    Wolverine Tube, Inc.* ...........................       55,000      1,533,125
                                                                       ----------
                                                                       31,182,497
                                                                       ----------
  Miscellaneous Finance -- 11.21%
    Arm Financial Group .............................       70,000      1,400,000
    BA Merchant Services, Inc. ......................      100,000      1,906,250
    CMAC Investment Corp. ...........................       76,400      3,648,100
    Delta Financial Corp. ...........................       75,000      1,434,375
    Executive Risk, Inc. ............................       55,000      2,860,000
    First Financial Corp. ...........................      105,550      3,100,531
    Idex Corp. ......................................       84,000      2,772,000
    Triad Guaranty, Inc.* ...........................       65,000      2,949,375
                                                                      -----------
                                                                       20,070,631
                                                                      -----------
  Motor Vehicles -- 5.96%
    Borg Warner Automotive, Inc. ....................       75,000      4,054,687
    Control Devices, Inc. ...........................      170,000      2,167,500
    Dura Automotive Systems, Inc. ...................      100,000      2,800,000
    Excel Industries, Inc. ..........................       85,000      1,657,500
                                                                      -----------
                                                                       10,679,687
                                                                      -----------

                                      42


  Non-Ferous Metals -- 2.10%
    DT Industries, Inc. .............................      105,000      3,753,750
                                                                      -----------
  Optical Photographic Equipment -- 0.51%
    II-VI Inc.* .....................................       43,600        915,600
                                                                      -----------
  Producer Goods -- 4.10%
    Kuhlman Corp. ...................................       75,000      2,418,750
    SPS Technologies, Inc.* .........................       45,000      3,183,750
    Watsco, Inc. ....................................       70,000      1,750,000
                                                                      -----------
                                                                        7,352,500
                                                                      -----------
  Retail -- 8.94%
    Mens Warehouse, Inc.* ...........................      115,000      3,622,500
    99 Cents Only Stores* ...........................      115,000      3,464,375
    Pluma, Inc.* ....................................      220,000      3,382,500
    Proffitts, Inc.* ................................       90,000      3,948,750
    Zale Corp.* .....................................       80,000      1,585,000
                                                                      -----------
                                                                       16,003,125
                                                                      -----------
  Soaps & Cosmetics -- 1.04%
    Alberto Culver Co., Class A .....................       80,000      1,865,000
                                                                      -----------
  Trucking & Freight -- 1.16%
    US Freightways Corp. ............................       80,000      2,070,000
                                                                      -----------
TOTAL COMMON STOCKS .................................                 173,194,526
                                                                      -----------
  (Cost $134,104,497)
TOTAL INVESTMENTS ...................................                $179,097,481
                                                                     ============
  (Cost $140,007,452)

* Non-income producing security.
                      See Notes to Financial Statements.


Pegasus Intrinsic Value Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997   (Unaudited)



                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 1.18%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 08/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $ 5,779,495   $ 5,779,495
                                                                        ---------
  (Cost $5,779,495)
CONVERTIBLE BONDS -- 12.12%
  Consolidated Natural Gas Co., 7.25%, 12/15/15 .....     4,670,500     4,979,921
  Costco Wholesale Corp., 5.75%, 5/15/02 ............    14,801,000    15,115,521
  Hasbro Inc., 6.00%, 11/15/98 ......................     1,976,000     2,931,890
  Leucadia National Corp., 5.25% 2/1/03 .............     9,526,857    10,348,548
  Nac Re Corp., 5.25%, 12/15/02 .....................    16,384,560    18,330,227
  Potomac Electric Power Co., 5.00%, 9/01/02 ........     8,334,000     7,688,115
                                                                       ----------
  (Cost $55,267,702)                                                   59,394,222
                                                                       ----------
                                                           Shares
                                                           ------
NON-CONVERTIBLE PREFERRED -- 1.10%
  Finance -- 1.10%
    Salomon Inc., 7.625% Preferred ..................       153,392     5,387,894
                                                                       ----------
  (Cost $4,307,714)
COMMON STOCKS -- 85.60%
  Aerospace-- 4.84%
    Lockheed Martin Corp. ...........................       229,170    23,733,418
                                                                       ----------
  Apparel -- 7.00%
    Payless Shoesource, Inc.* .......................       392,106    21,443,297
    Unifi, Inc. .....................................       343,655    12,844,106
                                                                       ----------
                                                                       34,287,403
                                                                       ----------
  Banks -- 3.37%
    Mercantile Bankshares Corp. .....................       134,306     5,372,240
    Pacific Century Financial Corp. .................       240,614    11,128,398
                                                                       ----------
                                                                       16,500,638
                                                                       ----------
  Business Services -- 1.21%
    Grey Advertising, Inc. ..........................        17,996     5,938,680
                                                                       ----------
  Chemicals -- 2.66%
    NCH Corp. .......................................       208,711    13,044,438
                                                                       ----------
  Consumer Durables -- 0.89%
    National Presto Industries, Inc. ................       108,736     4,383,420
                                                                       ----------
  Domestic Oil -- 4.04%
    Atlantic Richfield Co. ..........................        71,026     5,007,333
    MAPCO, Inc. .....................................       469,681    14,794,952
                                                                       ----------
                                                                       19,802,285
                                                                       ----------
  Drugs and Medicine -- 3.83%
    Block Drug, Inc., Class A .......................       123,666     5,410,388
    Mid Ocean Ltd. ..................................       254,743    13,358,086
                                                                       ----------
                                                                       18,768,474
                                                                       ----------

                                      44


  Energy and Utilities -- 6.20%
    Equitable Resources, Inc. .......................       130,885     3,713,862
    Sierra Pacific Resources ........................       342,090    10,946,880
    SJW Corp. .......................................         6,519       342,247
    Southwest Gas Corporation .......................       143,100     2,844,112
    St. Joeseph Light & Power Co. ...................        89,095     1,458,931
    Washington Water Power Co. ......................       565,145    11,090,970
                                                                       ----------
                                                                       30,397,002
                                                                       ----------
  Energy Raw Materials -- 1.78%
    Ashland Coal, Inc. ..............................       305,888     8,717,808
                                                                       ----------
  Food and Agriculture -- 1.74%
    Farmer Brothers Co. .............................        67,320     8,549,640
                                                                       ----------
  Insurance -- 15.54%
    Allmerica Property & Casualty Co. ...............       404,220    13,238,205
    AMBAC, Inc. .....................................        77,870     5,947,321
    American National Insurance Co. .................        96,871     8,645,736
    Citizens Corp. ..................................       448,855    12,399,619
    Financial Security Assurance Holdings ...........       226,479     8,818,526
    Old Republic International Corp. ................       555,594    16,841,443
    RLI Corp. .......................................        15,500       564,781
    Safeco Corp. ....................................       207,461     9,685,835
                                                                       ----------
                                                                       76,141,466
                                                                       ----------
  International Oil -- 0.84%
    Amoco Corp. .....................................        47,304     4,112,492
                                                                       ----------
  Miscellaneous and Conglomerates -- 2.87%
    Guiness Plc Adr .................................       287,239    14,054,719
                                                                       ----------
  Miscellaneous Finance -- 8.36%
    Federal National Mortgage Association ...........       379,657    16,562,536
    Fund American Enterprises Holdings, Inc. ........       219,790    23,077,950
    Leucadia National Corp. .........................        42,355     1,310,358
                                                                       ----------
                                                                       40,950,844
                                                                       ----------
  Motor Vehicles -- 0.79%
    Ford Motor Co. ..................................       102,156     3,856,389
                                                                       ----------
  Non-Durables and Entertainment -- 5.42%
    Hasbro, Inc. ....................................       201,220     5,709,618
    Lubys Cafeterias, Inc. ..........................       470,066     9,371,941
    Sbarro, Inc. ....................................       413,219    11,466,827
                                                                       ----------
                                                                       26,548,386
                                                                       ----------
  Producer Goods -- 0.36%
    Tennant Co. .....................................        52,586     1,748,485
                                                                       ----------
  Railroads and Shipping -- 3.41%
    Alexander & Baldwin, Inc. .......................       450,553    11,770,697
    Illinois Central Corp. Series A .................       141,921     4,958,365
                                                                       ----------
                                                                       16,729,062
                                                                       ----------

                                      45


  Retail -- 2.82%
    Stanhome, Inc., .................................       257,416     8,462,551
    May Department Stores Co. .......................       113,700     5,372,325
                                                                       ----------
                                                                       13,834,876
                                                                       ----------
  Tires and Rubber Goods -- 2.96%
    Bandag, Inc. Class A ............................       295,788     4,401,178
    Bandag, Inc. ....................................         1,976        96,824
                                                                       ----------
                                                                       14,498,002
                                                                       ----------
  Tobacco -- 4.67%
    Loews Corp. .....................................       228,680    22,896,585
                                                                      -----------
TOTAL COMMON STOCKS .................................                 419,494,512
                                                                      -----------
  (Cost $332,860,529)
TOTAL INVESTMENTS ...................................                $490,056,123
                                                                     ============
  (Cost $398,215,440)

* Non-income producing security.
                      See Notes to Financial Statements.

Pegasus Growth and Value Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 2.73%
    Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by U.S. Treasury obligations
    with marturities ranging from 8/15/97 through
    2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $26,381,758   $26,381,758
                                                                      -----------
  (Cost $26,381,758)
                                                           Shares
                                                           ------
COMMON STOCKS -- 97.27%
  Aerospace -- 1.78%
    Boeing Co. ......................................       324,000    17,192,250
                                                                       ----------
  Apparel -- 1.76%
    Russell Corp. ...................................       572,000    16,945,500
                                                                       ----------
  Banks -- 5.46%
    BankAmerica Corp. ...............................       278,000    17,948,375
    Barnett Banks, Inc. .............................       203,000    10,657,500
    Norwest Corp. ...................................       428,000    24,075,000
                                                                       ----------
                                                                       52,680,875
                                                                       ----------
  Business Machines -- 2.56%
    Electronic Data Systems Corp. ...................       602,000    24,682,000
                                                                       ----------
  Business Services -- 5.82%
    Auto Data Processing, Inc. ......................       409,000    19,223,000
    Deluxe Corp. ....................................       652,000    22,249,500
    Waste Management, Inc. ..........................       456,000    14,649,000
                                                                       ----------
                                                                       56,121,500
                                                                       ----------
  Chemicals -- 3.52%
    Great Lakes Chemical Corp. ......................       191,000    10,003,625
    Sigma-Aldrich Corp. .............................       682,000    23,912,625
                                                                       ----------
                                                                       33,916,250
                                                                       ----------
  Construction -- 5.76%
    Fluor Corp. .....................................       254,000    14,017,625
    Masco Corp. .....................................       471,000    19,664,250
    York International Corp. ........................       476,000    21,896,000
                                                                       ----------
                                                                       55,577,875
                                                                       ----------
  Consumer Durables -- 2.11%
    Rubbermaid, Inc. ................................       685,000    20,378,750
                                                                       ----------
  Containers -- 2.07%
    Crown Cork & Seal Co., Inc. .....................       374,000    19,985,625
                                                                       ----------
  Drugs and Medicine -- 9.20%
    Abbott Laboratories Corp. .......................       354,000    23,629,500
    Bristol-Myers Squibb Co. ........................       418,000    33,858,000
    Schering-Plough Corp. ...........................       654,000    31,310,250
                                                                       ----------
                                                                       88,797,750
                                                                       ----------

                                      47


  Electronics -- 7.93%
    AMP, Inc. .......................................       560,000    23,380,000
    Hewlett Packard Co. .............................       321,000    17,976,000
    Lucent Technologies, Inc. .......................       177,000    12,755,063
    Motorola, Inc. ..................................       294,000    22,344,000
                                                                       ----------
                                                                       76,455,063
                                                                       ----------
  Energy and Utilities -- 8.55%
    Enron Corp. .....................................       426,000    17,386,125
    FPL Group Inc. ..................................       468,000    21,557,250
    MCN Corp. .......................................       746,500    22,861,563
    Pinnacle West Capital Corp. .....................       687,000    20,652,937
                                                                       ----------
                                                                       82,457,875
                                                                       ----------
  Energy Raw Materials -- 2.50%
    Schlumberger Ltd. ...............................       193,000    24,125,000
                                                                       ----------
  Food and Agriculture -- 9.86%
    ConAgra, Inc. ...................................       391,000    25,072,875
    CPC International, Inc. .........................       261,000    24,093,563
    PepsiCo, Inc. ...................................       687,000    25,805,437
    Sysco Corp. .....................................       551,000    20,111,500
                                                                       ----------
                                                                       95,083,375
                                                                       ----------
  Insurance -- 3.68%
    American International Group, Inc. ..............       105,000    15,684,375
    Chubb Corp. .....................................       297,000    19,861,875
                                                                       ----------
                                                                       35,546,250
                                                                       ----------
  International Oil -- 2.02%
    British Petroleum PLC ADR .......................       259,770    19,450,279
                                                                       ----------
  Liquor -- 2.22%
    Anheuser-Busch Companies, Inc. ..................       510,000    21,388,125
                                                                       ----------
  Media -- 4.41%
    Gannett Co., Inc. ...............................       185,000    18,268,750
    Washington Post Co. Class B .....................        61,000    24,278,000
                                                                       ----------
                                                                       42,546,750
                                                                       ----------
  Miscellaneous & Conglomerates -- 2.49%
    Cognizant Corp. .................................       592,000    23,976,000
                                                                       ----------
  Miscellaneous Finance -- 1.70%
    PMI Group, Inc. .................................       263,000    16,404,625
                                                                       ----------
  Non-Durables and Entertainment -- 1.92%
    Kimberly-Clark Corp. ............................       373,000    18,556,750
                                                                       ----------
  Producer Goods -- 2.40%
    Dover Corp. .....................................       377,000    23,185,500
                                                                       ----------

                                      48


  Retail -- 4.10%
    Nordstrom, Inc. .................................       490,000    24,040,625
    Toys R Us* ......................................       443,000    15,505,000
                                                                       ----------
                                                                       39,545,625
                                                                       ----------
  Telephone -- 3.45%
    Century Telephone Enterprises, Inc. .............       495,000    16,675,313
    MCI Communications Corp. ........................       435,000    16,652,322
                                                                       ----------
                                                                       33,327,635
                                                                     ------------
TOTAL COMMON STOCKS .................................                 938,327,226
                                                                      -----------
  (Cost $675,300,618)
TOTAL INVESTMENTS ...................................                $964,708,984
                                                                     ============
  (Cost $700,886,627)

* Non-income producing security.
                      See Notes to Financial Statements.

Pegasus Equity Index Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997   (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 0.10%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $  784,442    $   784,442
                                                                       ----------
(COST $784,442)

                                                          Shares
                                                          ------
COMMON STOCKS -- 99.90%
  Aerospace -- 2.16%
    Boeing Co. ......................................      78,808       4,181,750
    General Dynamics Corp. ..........................       9,041         678,075
    Lockheed Martin Corp. ...........................      21,247       2,200,392
    McDonnell Douglas Corp. .........................      25,346       1,736,201
    Northrop Grumman Corp. ..........................       5,668         497,721
    Raytheon Co. ....................................      25,596       1,305,396
    Rockwell International Corp. ....................      24,874       1,467,566
    Textron, Inc. ...................................      18,048       1,197,936
    TRW, Inc. .......................................      15,942         905,705
    United Technologies Corp. .......................      25,164       2,088,612
                                                                       ----------
                                                                       16,259,354
                                                                       ----------
  Air Transport -- 0.41%
    AMR Corp.* ......................................       9,148         846,190
    Delta Air Lines, Inc. ...........................       8,935         732,670
    Federal Express Corp.* ..........................      10,809         624,220
    Southwest Airlines Co. ..........................      20,953         542,159
    US Airways Group, Inc.* .........................       9,100         318,500
                                                                       ----------
                                                                        3,063,739
                                                                       ----------
  Apparel -- 0.49%
    Fruit of the Loom, Inc., Class A* ...............       8,497         263,407
    Liz Claiborne, Inc. .............................       5,553         258,909
    Nike, Inc., Class B .............................      32,790       1,914,116
    Reebok International Ltd. .......................       6,193         289,523
    Stride Rite Corp. ...............................      31,537         406,039
    V.F. Corp. ......................................       6,227         527,738
                                                                       ----------
                                                                        3,659,732
                                                                       ----------
  Banks -- 8.00%
    Banc One Corp. ..................................      46,576       2,256,025
    Bank of Boston Corp. ............................      16,796       1,210,362
    The Bank of New York Co., Inc. ..................      41,443       1,802,770
    BankAmerica Corp. ...............................      79,480       5,131,428
    Bankers Trust New York Corp. ....................       8,060         701,220
    Barnett Banks, Inc. .............................      19,751       1,036,928
    Chase Manhattan Corp. ...........................      48,403       4,698,116
    Citicorp ........................................      51,056       6,155,439
    Comerica, Inc. ..................................      13,393         910,724
    Corestates Financial Corp. ......................      23,736       1,275,810
    Dean Witter, Discover & Co. .....................      65,100       2,803,369

                                      50


    First Bank System, Inc. .........................      14,804       1,263,892
    First Chicago NBD Corp. .........................      34,501       2,087,310
    First Union Corp. ...............................      31,226       2,888,405
    Fleet Financial Group, Inc. .....................      28,149       1,780,424
    Fifth Third Bancorp .............................      10,741         881,097
    J.P Morgan and Co., Inc. ........................      20,177       2,105,974
    Keycorp .........................................      24,841       1,387,991
    MBNA Corp. ......................................      36,594       1,340,255
    Mellon Bank Corp. ...............................      29,600       1,335,700
    Norwest Corp. ...................................      39,316       2,211,525
    NationsBank Corp. ...............................      80,698       5,205,021
    National City Corp. .............................      21,905       1,150,013
    PNC Bank Corp. ..................................      37,920       1,578,420
    Republic NY Corp. ...............................       6,691         719,283
    Suntrust Banks, Inc. ............................      24,492       1,348,591
    U.S. Bancorp ....................................      18,337       1,175,860
    Wachovia Corp. ..................................      18,053       1,052,716
    Wells Fargo & Co. ...............................      10,450       2,816,275
                                                                       ----------
                                                                       60,310,943
                                                                       ----------
  Business Machines -- 6.32%
    AutoDesk, Inc. ..................................       8,200         314,163
    Bay Networks, Inc.* .............................      18,433         489,626
    Ceridian Corp.* .................................       7,345         310,326
    Cisco System, Inc.* .............................      72,374       4,858,105
    Compaq Computer Corp.* ..........................      30,341       3,011,344
    Dell Computer Corp.* ............................      20,161       2,367,657
    Digital Equipment Corp.* ........................      16,379         580,431
    DSC Communications Corp.* .......................      12,900         287,025
    Honeywell, Inc. .................................      14,096       1,069,534
    International Business Machines Corp. ...........     109,972       9,918,100
    Microsoft Corp.* ................................     134,143      16,952,321
    Novell, Inc.* ...................................      32,170         223,179
    Pitney Bowes, Inc. ..............................      18,448       1,282,136
    Seagate Technology* .............................      27,865         980,499
    Silicon Graphics* ...............................      15,729         235,935
    Sun Microsystems, Inc.* .........................      39,267       1,461,466
    Tandem Computers, Inc.* .........................      20,900         423,225
    Xerox Corp. .....................................      36,335       2,865,923
                                                                       ----------
                                                                       47,630,995
                                                                       ----------
  Business Services -- 1.92%
    Allergan, Inc. ..................................       9,200         292,675
    Automatic Data Processing, Inc. .................      31,779       1,493,613
    Block (H.& R.), Inc. ............................       8,057         259,838
    Browning-Ferris Industries, Inc. ................      21,635         719,364
    Computer Associates internatinal, Inc. ..........      40,902       2,277,730
    Computer Sciences Corp* .........................       7,676         553,632
    Deluxe Corp. ....................................       8,215         280,336
    Dun & Bradstreet Corp. ..........................      18,167         476,884

                                      51


    Ecolab, Inc. ....................................      11,194         534,514
    Equifax, Inc. ...................................      16,600         617,313
    First Data Corp. ................................      48,529       2,132,243
    Harland (John H.) Co. ...........................      12,385         282,532
    Interpublic Group of Companies, Inc. ............       8,088         495,896
    Laidlaw Inc., Class B ...........................      34,015         469,832
    Moore Corp. Ltd. ................................      16,725         329,273
    National Service Industries, Inc. ...............       5,761         280,489
    U.S. West Media Group* ..........................      69,144       1,400,166
    Waste Management, Inc. ..........................      50,275       1,615,084
                                                                       ----------
                                                                       14,511,414
                                                                       ----------
  Chemicals -- 3.27%
    Air Products & Chemicals, Inc. ..................      11,190         909,188
    Dow Chemical Co. ................................      27,321       2,380,342
    DuPont (E I) de Nemours & Co., Inc. .............     123,582       7,770,218
    Grace (W.R.) & Co. ..............................       9,445         520,656
    Great Lakes Chemical Corp. ......................       8,546         447,597
    Hercules, Inc. ..................................      14,810         709,029
    Minnesota Mining and Manufacturing Co. ..........      46,893       4,783,086
    Monsanto Co. ....................................      67,511       2,907,192
    Morton International, Inc. ......................      13,635         411,607
    PPG Industries, Inc. ............................      20,140       1,170,637
    Praxair, Inc. ...................................      17,003         952,168
    Rohm & Haas Co. .................................       6,141         553,073
    Sigma-Aldrich Corp. .............................      11,005         385,863
    Union Carbide Corp. .............................      16,045         755,117
                                                                       ----------
                                                                       24,655,773
                                                                       ----------
  Construction -- 0.44%
    Armstrong World Industries, Inc. ................       4,556         334,297
    Centex Corp. (with warrants to purchase interest
      in CDC L.P. Class B units
      and shares of 3333 Holdings Corp) .............       6,612         268,612
    Fluor Corp. .....................................       8,470         467,438
    Kaufman & Broad Home Corp. ......................      20,233         355,342
    Masco Corp. .....................................      14,697         613,600
    Owens-Corning Fiberglas Corp. ...................       8,129         350,563
    Pulte Corp. .....................................       4,465         154,322
    Sherwin Williams Co. ............................      15,416         475,969
    Stanley Works ...................................       7,117         284,680
                                                                       ----------
                                                                        3,304,823
                                                                       ----------
  Consumer Durables -- 0.35%
    Black & Decker Corp. ............................      10,929         406,422
    Jostens, Inc. ...................................      11,665         312,039
    Maytag Corp. ....................................      11,800         308,275
    Newell Co. ......................................      16,158         640,261
    Rubbermaid, Inc. ................................      16,441         489,120
    Whirlpool Corp. .................................       8,355         455,869
                                                                       ----------
                                                                        2,611,986
                                                                       ----------

                                      52


  Containers -- 0.14%
    Ball Corp. ......................................       3,457         103,926
    Crown Cork & Seal Co., Inc. .....................      13,130         701,634
    Stone Container Corp. ...........................      17,556         251,270
                                                                       ----------
                                                                        1,056,830
                                                                       ----------
  Domestic Oil -- 1.19%
    Amerada Hess Corp. ..............................       8,560         475,615
    Ashland Oil, Inc. ...............................       8,240         382,130
    Atlantic Richfield Co. ..........................      34,960       2,464,680
    Kerr-McGee Corp. ................................       4,408         279,357
    Oryx Energy Co.* ................................      14,900         314,763
    Pennzoil Co. ....................................       7,062         542,009
    Phillips Petroleum Co. ..........................      29,271       1,280,606
    Sun Co., Inc. ...................................       9,600         297,600
    Union Pacific Resources Group ...................      33,906         843,411
    Unocal Corp. ....................................      29,993       1,164,103
    USX-Marathon Group ..............................      31,654         914,009
                                                                       ----------
                                                                        8,958,283
                                                                       ----------
  Drugs and Medicine -- 11.22%
    Abbott Laboratories .............................      85,599       5,713,733
    ALZA Corp.* .....................................       9,600         278,400
    American Home Products Corp. ....................      70,310       5,378,715
    Amgen, Inc.* ....................................      28,792       1,673,535
    Bausch & Lomb, Inc. .............................       6,800         320,450
    Bard C R, Inc. ..................................       8,500         308,656
    Baxter International, Inc. ......................      31,385       1,639,866
    Becton Dickinson & Co. ..........................      14,362         727,076
    Biomet, Inc. ....................................      15,200         283,100
    Bristol-Myers Squibb Co. ........................     110,416       8,943,696
    Columbia/HCA Healthcare Corp. ...................      77,833       3,059,810
    Guidant Corp. ...................................       8,209         697,765
    Healthsouth Corp.* ..............................      35,138         876,254
    Humana, Inc.* ...................................      17,137         396,293
    Johnson & Johnson ...............................     146,818       9,451,409
    Lilly (Eli) & Co. ...............................      60,788       6,644,888
    Mallinckrodt Group, Inc. ........................       7,538         286,444
    Manor Care, Inc. ................................       9,600         313,200
    Medtronic, Inc. .................................      26,952       2,183,112
    Merck & Co., Inc. ...............................     134,374      13,907,709
    Pall Corp. ......................................      12,129         281,999
    Pfizer, Inc. ....................................      73,488       8,781,816
    Pharmacia & Upjohn Co. ..........................      59,708       2,074,853
    St. Jude Medical, Inc.* .........................       8,137         317,343
    Schering-Plough Corp. ...........................      82,812       3,964,625
    Tenet Healthcare Corp.* .........................      33,462         989,220

                                      53


    United Healthcare Corp. .........................      19,225         999,700
    United States Surgical Co. ......................       9,200         342,700
    Warner Lambert Co. ..............................      29,763       3,698,053
                                                                       ----------
                                                                       84,534,420
                                                                       ----------
  Electronics -- 6.05%
    3Com Corp.* .....................................      36,689       1,651,005
    Advanced Micro Devices, Inc.* ...................      16,022         576,792
    AMP, Inc. .......................................      23,240         970,270
    Andrew Corp.* ...................................      12,000         337,500
    Boston Scientific Corp.* ........................      19,466       1,195,942
    EMC Corp.* ......................................      27,937       1,089,543
    General Signal Corp. ............................       6,700         292,288
    General Instrument Corp.* .......................      11,161         279,025
    Harris Corp. ....................................       5,406         454,104
    Hewlett-Packard Co. .............................     114,555       6,415,080
    Intel Corp. .....................................      91,495      12,975,134
    Johnson Controls, Inc. ..........................       9,804         402,577
    LSI Logic Corp.* ................................      15,985         511,520
    Lucent Technologies, Inc. .......................      71,414       5,146,271
    Micron Technology, Inc. .........................      23,749         948,475
    Motorola, Inc. ..................................      66,101       5,023,676
    National Semiconductor Corp.* ...................      15,132         463,418
    Northern Telecom Ltd. ...........................      28,373       2,581,943
    Parametric Technology Corp. .....................      14,000         595,875
    Perkin Elmer Corp. ..............................       6,969         554,471
    Raychem Corp. ...................................       5,603         416,723
    Thermo Electron Corp.* ..........................      16,777         576,709
    Texas Instruments, Inc. .........................      21,693       1,823,568
    Thomas & Betts Corp. ............................       6,000         315,375
                                                                       ----------
                                                                       45,597,284
                                                                       ----------
  Energy and Utilities -- 3.15%
    American Electric Power Co., Inc. ...............      20,280         851,760
    Baltimore Gas & Electric Co. ....................      17,663         471,381
    Carolina Power & Light Co. ......................      16,718         599,758
    Central & SouthWest Corp. .......................      20,293         431,226
    CINergy Corp. ...................................      15,367         534,964
    Coastal Corp. ...................................      10,572         562,298
    Columbia Gas System, Inc. .......................       7,993         521,543
    Consolidated Edison Co. of New York, Inc. .......      26,877         791,192
    Consolidated Natural Gas Co. ....................       9,603         516,761
    Dominion Resources, Inc. ........................      20,419         747,846
    DTE Energy, Inc. ................................      15,571         430,149
    Duke Power Co. ..................................      39,188       1,878,575
    Edison International ............................      47,428       1,179,771
    Enron Corp. .....................................      27,583       1,125,731
    Enserch Corp. ...................................      13,800         307,050
    Entergy Corp. ...................................      29,924         819,170
    FPL Group, Inc. .................................      21,280         980,210

                                      54


    General Public Utilities Corp. ..................      13,640         489,335
    Houston Industries, Inc. ........................      32,902         705,336
    Nicor, Inc. .....................................       8,000         287,000
    Noram Energy, Inc. ..............................      16,273         248,163
    Northern States Power Co. .......................       7,451         385,589
    ONEOK, Inc. .....................................       5,300         170,594
    Ohio Edison Co. .................................      16,491         359,710
    PP&L Resources, Inc. ............................      21,745         433,541
    Pacific Enterprises .............................       5,882         197,782
    Pacific Gas & Electric Co. ......................      52,151       1,264,662
    PacifiCorp ......................................      31,880         701,360
    PECO Energy Co. .................................      23,809         499,989
    Public Service Enterprise Group, Inc. ...........      23,597         589,925
    Sonat, Inc. .....................................      10,691         547,914
    Southern Co. ....................................      71,819       1,571,041
    Texas Utilities Co. .............................      24,549         845,406
    Unicom Corp. ....................................      23,024         512,284
    Union Electric Co. ..............................      12,821         483,191
    Williams Companies, Inc. ........................      15,222         665,963
                                                                       ----------
                                                                       23,708,170
                                                                       ----------
  Energy Raw Materials -- 1.26%
    Baker Hughes, Inc. ..............................      15,450         597,722
    Barricks Gold Corp. .............................      38,235         841,170
    Burlington Resources, Inc. ......................      11,774         519,528
    Dresser Industries, Inc. ........................      19,462         724,959
    Halliburton Co. .................................      14,054       1,113,780
    Helmerich & Payne, Inc. .........................       8,137         468,894
    Occidental Petroleum Corp. ......................      37,520         940,345
    Rowan Companies, Inc.* ..........................      15,553         438,400
    Schlumberger Ltd. ...............................      27,487       3,435,875
    Western Atlas, Inc.* ............................       5,727         419,503
                                                                       ----------
                                                                        9,500,176
                                                                       ----------
  Food and Agriculture -- 6.10%
    Archer Daniels Midland Co. ......................      61,940       1,455,590
    Cardinal Health Inc. ............................      12,100         692,725
    Campbell Soup Co. ...............................      51,986       2,599,300
    Coca-Cola Co. ...................................     277,419      18,725,783
    ConAgra, Inc. ...................................      26,079       1,672,315
    CPC International, Inc. .........................      15,615       1,441,460
    Darden Restaurants, Inc. ........................      37,561         340,397
    General Mills, Inc. .............................      17,041       1,109,795
    Heinz (H.J.) Co. ................................      38,896       1,794,078
    Hershey Foods Corp. .............................      16,857         932,403
    Kellogg Co. .....................................      23,572       2,018,353
    PepsiCo, Inc. ...................................     172,243       6,469,877
    Pioneer Hi-Bred International, Inc. .............       9,739         779,120
    Quaker Oats Co. .................................      13,800         619,275
    Ralston-Purina Group ............................      13,177       1,082,985

                                      55


    Sara Lee Corp. ..................................      55,509       2,310,562
    Sysco Corp. .....................................      24,140         881,110
    Whitman Corp. ...................................      11,800         283,200
    Wrigley (Wm.) Jr Co. ............................      11,762         788,054
                                                                       ----------
                                                                       45,996,382
                                                                       ----------
  Gold -- 0.10 %
    Battle Mountain Gold Co. ........................      23,473         133,502
    Homestake Mining Co. ............................      14,681         191,771
    Placer Dome, Inc. ...............................      27,977         458,123
                                                                       ----------
                                                                          783,396
                                                                       ----------
  Insurance -- 3.35%
    Allstate Corp. ..................................      49,710       3,628,830
    American General Corp. ..........................      27,019       1,290,173
    American International Group, Inc. ..............      51,436       7,683,253
    AON Corp. .......................................      18,253         944,593
    Chubb Corp. .....................................      17,534       1,172,586
    CIGNA Corp. .....................................       7,816       1,387,340
    General Re Corp. ................................       9,795       1,782,690
    ITT Hartford Group, Inc. ........................      12,002         993,166
    Jefferson-Pilot Corp. ...........................       6,463         451,602
    Lincoln National Corp. ..........................      11,498         740,184
    Marsh & McLennan Companies, Inc. ................      17,928       1,279,611
    SAFECO Corp. ....................................      12,451         581,306
    St. Paul Companies ..............................      11,161         851,026
    Torchmark Corp. .................................       9,429         671,816
    Transamerica Corp. ..............................       6,815         637,628
    UNUM Corp. ......................................      19,298         810,516
    USF&G Corp. .....................................      13,609         326,616
                                                                       ----------
                                                                       25,232,936
                                                                       ----------
  International Oil -- 6.53%
    Amoco Corp. .....................................      57,122       4,966,044
    Chevron Corp. ...................................      71,912       5,316,993
    Exxon Corp. .....................................     274,540      16,884,210
    Mobil Corp. .....................................      87,924       6,143,690
    Royal Dutch Petroleum Co., N.Y. Registry ........     236,240      12,697,900
    Texaco, Inc. ....................................      29,689       3,228,679
                                                                       ----------
                                                                       49,237,516
                                                                       ----------
  Liquor -- 0.58%
    Anheuser-Busch Companies, Inc. ..................      54,233       2,274,396
    Brown Forman Corp. Class B ......................      10,768         525,613
    Seagram Co. Ltd. ................................      39,428       1,586,977
                                                                       ----------
                                                                        4,386,986
                                                                       ----------
  Media -- 1.67%
    Adobe System, Inc. ..............................       8,000         280,500
    Cabletron System, Inc.* .........................      16,806         475,820
    Comcast Corp. Class A Special ...................      32,185         687,954

                                      56


    Donnelley (R.R.) & Sons Co. .....................      14,361         525,971
    Dow Jones & Co., Inc. ...........................      10,552         424,059
    Gannett Co., Inc. ...............................      17,741       1,751,924
    Knight-Ridder, Inc. .............................      12,559         616,176
    McGraw Hill Companies, Inc. .....................       9,911         582,891
    New York Times Co. Class A ......................      13,915         688,793
    Tele-Communications, Inc. Class A* ..............      69,863       1,039,212
    Time Warner, Inc. ...............................      63,990       3,087,517
    Times Mirror Co. Class A ........................      10,951         605,043
    Tribune Co. .....................................      12,467         599,195
    Viacom, Inc. Class B Non-Voting* ................      39,626       1,188,781
                                                                       ----------
                                                                       12,553,836
                                                                       ----------
  Miscellaneous and Conglomerates -- 0.38%
    Aegon NV NTFL5 ..................................           1              66
    Case Corp. ......................................       6,265         431,502
    Cognizant Corp. .................................      18,167         735,763
    Eastman Chemical Co. ............................       8,252         524,002
    ITT Corp.* ......................................      11,858         724,079
    ITT Industries, Inc. ............................      17,186         442,540
                                                                       ----------
                                                                        2,857,952
                                                                       ----------
  Miscellaneous Finance -- 3.65%
    Aetna, Inc. .....................................      16,312       1,669,941
    Ahmanson (H.F.) & Co. ...........................       9,453         406,479
    American Express Co. ............................      52,022       3,875,639
    Beneficial Corp. ................................       7,157         508,594
    Countrywide Credit Industry .....................      11,500         358,656
    Federal Home Loan Mortgage Corp. ................      77,662       2,669,631
    Federal National MTG Assn. ......................     120,478       5,255,853
    Golden West Financial Corp. .....................       6,635         464,450
    Great Western Financial Corp. ...................      14,925         802,219
    Greentree Financial Corp. .......................      14,689         523,296
    Household International, Inc. ...................      11,776       1,382,944
    MBIA, Inc. ......................................       5,041         568,687
    Merrill Lynch & Co., Inc. .......................      35,652       2,125,751
    MGIC Investment Corp. ...........................      12,386         593,754
    Providian Financial Corp. .......................      11,231         360,796
    Schwab Charles Corp. ............................      19,300         785,269
    Salomon, Inc. ...................................      11,971         665,887
    Travelers, Inc. .................................      71,836       4,530,158
                                                                       ----------
                                                                       27,548,004
                                                                       ----------
  Motor Vehicles -- 2.02%
    Autozone, Inc.* .................................      16,849         397,005
    Chrysler Corp. ..................................      80,806       2,651,446
    Cummins Engine Co., Inc. ........................       4,900         345,756
    Dana Corp. ......................................      11,898         452,124
    Eaton Corp. .....................................       8,305         725,130
    Fleetwood Enterprises ...........................       9,505         283,368
    Ford Motor Co. ..................................     132,359       4,996,552

                                      57


    General Motors Corp. ............................      85,784       4,777,097
    Genuine Parts Co. ...............................      18,165         615,339
                                                                       ----------
                                                                       15,243,817
                                                                       ----------
  Non-Durables and Entertainment -- 2.01%
    American Greetings Corp. Class A ................       8,425         312,779
    CUC International, Inc.* ........................      44,371       1,145,326
    Harcourt General, Inc. ..........................       7,111         338,661
    Hasbro, Inc. ....................................      11,511         326,625
    Kimberly-Clark Corp. ............................      63,098       3,139,126
    Mattel, Inc. ....................................      28,507         965,675
    McDonalds Corp. .................................      77,605       3,749,292
    Oracle Systems Corp.* ...........................      75,990       3,827,996
    Service Corp. International .....................      31,789       1,045,063
    Wendy's International, Inc. .....................      12,594         326,657
                                                                       ----------
                                                                       15,177,200
                                                                       ----------
   Non-Ferrous Metals -- 0.91%
    Alcan Aluminum Ltd. .............................      22,182         769,438
    Allegheny Teledyne, Inc. ........................      18,840         508,680
    Aluminum Co. of America .........................      18,969       1,429,788
    Asarco, Inc. ....................................      10,081         308,731
    Cyprus Amax Mineral Co. .........................      13,078         320,411
    Engelhard Corp. .................................      17,991         376,687
    Freeport McMoran Copper Class B .................      23,905         744,043
    Inco Limited ....................................      18,558         557,900
    Newmont Mining Corp. ............................      18,815         733,785
    Phelps Dodge Corp. ..............................       6,738         573,993
    Reynolds Metals Co. .............................       7,160         510,150
                                                                       ----------
                                                                        6,833,606
                                                                       ----------
  Optical Photographic Equipment -- 0.60%
    Corning Inc. ....................................      28,111       1,563,674
    Eastman Kodak Co. ...............................      38,623       2,964,315
                                                                       ----------
                                                                        4,527,989
                                                                       ----------
  Paper and Forest Products -- 0.94 %
    Bemis, Inc. .....................................       4,177         180,655
    Boise Cascade Corp. .............................       7,849         277,168
    Champion International Corp. ....................      10,768         594,932
    Georgia-Pacific Corp. ...........................      10,387         886,790
    International Paper Co. .........................      32,379       1,572,405
    James River Corp. of Virginia ...................       9,604         355,348
    Mead Corp. ......................................       7,840         488,040
    Temple-Inland, Inc. .............................       7,723         417,042
    Union Camp Corp. ................................       6,604         330,200
    Westvaco Corp. ..................................      11,910         374,421
    Weyerhaeuser Co. ................................      21,792       1,133,184
    Willamette Industries, Inc. .....................       6,985         488,950
                                                                       ----------
                                                                        7,099,135
                                                                       ----------

                                      58


  Producer Goods -- 6.16%
    Alco Standard Corp. .............................      16,392         408,775
    Allied Signal, Inc. .............................      32,276       2,711,184
    Applied Materials Co.* ..........................      19,342       1,369,655
    Avery Dennison Corp. ............................      11,909         477,848
    Briggs & Stratton Corp. .........................       7,993         399,650
    Caterpillar, Inc. ...............................      21,370       2,294,604
    Conseco, Inc. ...................................      21,000         777,000
    Cooper Industries, Inc. .........................      12,499         621,825
    Deere & Co. .....................................      29,106       1,597,192
    Dover Corp. .....................................      12,069         742,244
    Emerson Electric Co. ............................      50,814       2,797,946
    FMC Corp.* ......................................       3,747         297,652
    Foster Wheeler Corp. ............................       7,400         299,700
    General Electric Co. ............................     362,428      23,693,731
    Grainger (W.W.), Inc. ...........................       4,833         377,880
    Harnischfeger Industries, Inc. ..................       7,400         307,100
    Illinois Tool Works, Inc. .......................      25,428       1,269,810
    Ingersoll-Rand Co. ..............................      10,413         643,003
    Millipore Corp. .................................       6,800         299,200
    Parker-Hannifin Corp. ...........................       8,651         525,008
    Snap-On, Inc. ...................................       7,237         284,957
    Tenneco, Inc. ...................................      18,607         840,803
    Timken Co. ......................................      15,122         537,776
    Tyco International Ltd. .........................      17,416       1,211,500
    Westinghouse Electric Corp. .....................      70,324       1,626,242
                                                                       ----------
                                                                       46,412,285
                                                                       ----------
  Railroads and Shipping -- 0.81%
    Burlington Northern Santa Fe ....................      17,659       1,587,103
    CSX Corp. .......................................      23,142       1,284,381
    Norfolk Southern Corp. ..........................      13,375       1,347,531
    Union Pacific Corp. .............................      27,045       1,906,673
                                                                       ----------
                                                                        6,125,688
                                                                       ----------
  Retail -- 4.51%
    Albertsons, Inc. ................................      26,979         984,734
    American Stores Co. .............................      16,247         802,196
    Circuit City Stores, Inc. .......................      14,591         518,892
    Dayton Hudson Corp. .............................      21,480       1,142,468
    Dillard Department Stores Class A ...............      10,894         377,205
    Federated Department Stores, Inc.* ..............      20,305         705,599
    Gap, Inc. .......................................      34,858       1,355,104
    Home Depot, Inc. ................................      53,328       3,676,299
    Kmart Corp.* ....................................      59,393         727,564
    Kroger Co.* .....................................      27,858         807,882
    Limited, Inc. ...................................      30,520         618,030
    Lowes Companies, Inc. ...........................      20,725         769,416
    May Department Stores Co. .......................      27,699       1,308,778
    Melville Corp. ..................................      18,345         940,181

                                      59


    Mercantile Stores, Inc. .........................       5,400         339,863
    Nordstrom, Inc. .................................       7,484         367,184
    Penney (J.C.) & Co., Inc. .......................      28,640       1,494,650
    Price/Costco, Inc.* .............................      25,426         835,879
    Rite-Aid Corp. ..................................      13,649         680,744
    Sears, Roebuck & Co. ............................      44,812       2,408,645
    Tandy Corp. .....................................       6,580         368,480
    TJX Companies, Inc. .............................      17,138         452,015
    Toys R Us* ......................................      28,561         999,635
    Wal Mart Stores, Inc. ...........................     252,421       8,534,985
    Walgreen Co. ....................................      31,023       1,663,608
    Winn-Dixie Stores, Inc. .........................      18,270         680,558
    Woolworth Corp.* ................................      18,479         443,496
                                                                       ----------
                                                                       34,004,090
                                                                       ----------
  Soaps and Cosmetics -- 3.33%
    Alberto-Culver Co. Cl B .........................      11,000         308,000
    Avon Products, Inc. .............................      17,194       1,213,252
    Clorox Co. ......................................       4,786         631,752
    Colgate-Palmolive Co. ...........................      32,872       2,144,898
    Gillette Co. ....................................      62,223       5,895,629
    International Flavors & Fragrances, Inc. ........      10,688         539,744
    Procter & Gamble Co. ............................      74,848      10,572,280
    Unilever N.V. ...................................      17,259       3,762,462
                                                                       ----------
                                                                       25,068,017
                                                                       ----------
  Steel -- 0.18%
    Armco, Inc.* ....................................      85,322         330,623
    Bethlehem Steel Corp.* ..........................      17,020         177,646
    Nucor Corp. .....................................       8,179         462,114
    USX-U.S. Steel Group ............................       5,637         197,647
    Worthington Industries, Inc. ....................       9,134         167,266
                                                                       ----------
                                                                        1,335,296
                                                                       ----------
  Telephone -- 6.25%
    AT&T Corp. ......................................     180,664       6,334,534
    AirTouch Communications, Inc.* ..................      56,025       1,533,684
    ALLTEL Corp. ....................................      25,617         856,568
    Ameritech Corp. .................................      61,570       4,182,912
    Bell Atlantic Corp. .............................      48,882       3,708,922
    Bellsouth Corp. .................................     108,895       5,050,006
    Frontier Corp. ..................................      18,361         366,072
    GTE Corp. .......................................     104,331       4,577,522
    MCI Communications Corp. ........................      74,188       2,840,006
    NYNEX Corp. .....................................      48,753       2,809,392
    SBC Communications, Inc. ........................      99,444       6,153,098
    Sprint Corp. ....................................      49,944       2,628,303

                                      60


    Tellabs, Inc.* ..................................      20,086       1,122,305
    US WEST Communications Group ....................      51,184       1,928,997
    Worldcom, Inc. ..................................      95,078       3,042,497
                                                                       ----------
                                                                       47,134,818
                                                                       ----------
  Tires and Rubber Goods -- 0.18%
    Cooper Tire & Rubber Co. ........................      12,703         279,466
    Goodyear Tire & Rubber Co. ......................      16,591       1,050,418
                                                                       ----------
                                                                        1,329,884
                                                                       ----------
  Tobacco -- 1.94%
    Fortune Brands, Inc. ............................      18,700         697,744
    Loews Corp. .....................................      13,695       1,371,212
    Philip Morris Companies, Inc. ...................     269,385      11,953,959
    UST, Inc. .......................................      21,612         599,733
                                                                       ----------
                                                                       14,622,648
                                                                       ----------
  Travel and Recreation -- 1.23%
    Brunswick Corp. .................................       8,482         265,063
    Disney (Walt) Co. ...............................      76,312       6,124,038
    Harrahs Entertainment* ..........................      16,300         293,400
    HFS, Inc.* ......................................      17,521       1,016,218
    Hilton Hotels Corp. .............................      28,824         765,638
    Marriott International, Inc. ....................      13,707         841,267
                                                                       ----------
                                                                        9,305,624
                                                                       ----------
  Trucking and Freight -- 0.10%
    Caliber System, Inc. ............................      11,953         445,250
    PACCAR, Inc. ....................................       6,182         287,077
                                                                       ----------
                                                                          732,327
                                                                       ----------
TOTAL COMMON STOCKS .................................                 752,913,354
                                                                      -----------
  (Cost $492,046,632)
TOTAL INVESTMENTS ...................................                $753,697,796
                                                                     ============
  (Cost $492,831,072)

* Non-income producing security.
                      See Notes to Financial Statements.

Pegasus International Equity Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997   (Unaudited)



                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 7.27%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    Strips with maturities ranging from 8/15/97
    through 2/15/07, all held at Chase Bank) ........   $34,960,039   $34,960,039
                                                                       ----------
  (Cost $34,960,039)

                                                            Shares
                                                            ------
COMMON STOCKS -- 92.73%
  Argentina -- 2.35%
    Banks
      Bco Frances Rio Pl ............................        44,415       482,849
      Bco De Galicia Bue 'B' ........................       105,024       698,494
    Construction
      Astra Cia Argentin ............................       235,670       489,074
      Ciadea Sa .....................................        30,520       133,694
      Perez Companc Sa 'B' ..........................       248,760     1,985,345
      Ypf Sa Class 'D' ..............................       103,300     3,145,866
    Food & Agriculture
      Molinos Rio Plata 'B' .........................        61,742       245,763
    Liquor & Tobacco
      Ba Embotelladora 'B'* .........................           150        11,401
    Miscellaneous
      Comercial Del Plata ...........................        87,590       292,586
    Non-Ferrous Metals
      Siderca Sa* ...................................       455,400     1,170,520
      Siderar Sa 'A' ................................        18,216        74,330
    Telephone
      Telefonica De Argentina Class 'B' .............       745,600     2,580,088
                                                                       ----------
                                                                       11,310,010
                                                                       ----------
  Australia -- 1.58%
    Banks
      National Australia Bank .......................        77,285     1,098,319
      Westpac Bank Corp .............................       100,910       602,502
    Chemicals
      Ici Australia .................................        18,853       184,313
    Construction
      Boral Limited .................................        46,518       145,319
      Csr Limited ...................................        50,166       192,794
      Pioneer International .........................        60,480       231,978
    Energy Raw Material
      Broken Hill Pty ...............................        88,739     1,295,198
      Santos Limited ................................        60,978       254,445
    Food & Agriculture
      Amcor Limited .................................        38,213       251,918
      Goodman Fielder Limited .......................        55,124        80,527
    Liquor & Tobacco
      Coca-Cola Amatil ..............................        24,555       316,398
      Fosters Brewing Gp ............................        71,247       131,301
      Southcorp Holdings ............................        24,447        90,839

                                      62


    Media
      News Corporation (Aust Listing) ...............        88,019       418,713
      News Corporation Preferred Limited Voting
        Shares ......................................        61,181       239,251
    Multi-Industry & Conglomerates
      Pacific Dunlop Limited ........................        73,167       214,866
    Non-Ferrous Metals
      Aberfoyle .....................................         2,400         6,652
      Rio Tinto Limited .............................        26,587       449,738
      Mim Holding Limited ...........................        64,970        95,397
      North Ltd .....................................        17,715        67,019
      WMC Ltd .......................................        65,446       409,388
    Railroad & Shipping
      Brambles Inds Limited .........................        13,527       265,411
    Real Property
      Gen Property Tst Units (Aust Listing) .........        55,200       109,585
      Lend Lease Corp ...............................         6,261       131,331
      Westfield Trust Units .........................        24,738        50,408
      Westfield Trust New Units* ....................         1,002         2,042
    Retail
      Coles Myer Limited ............................        46,375       239,370
                                                                       ----------
                                                                        7,575,022
                                                                       ----------
  Belgium -- 3.29%
    Banks
      Generale De Banque ............................         5,183     1,996,788
      Generale De Banque NNPR Strip .................           353           157
      Kredietbank ...................................         3,400     1,371,349
      Kredietbank VVPR ..............................            80        31,599
    Chemicals
      Solvay ........................................         2,525     1,489,012
    Energy & Utilities
      Electrabel ....................................        12,825     2,750,507
      Tractebel Inv Cap .............................         3,175     1,324,756
      Soc Gen Belgique ..............................         2,675        28,722
    Insurance
      Fortis Ag .....................................        11,278     2,330,891
      Fortis Ag VVPR Strip ..........................           908           202
    International Oil
      Petrofina Sa ..................................         5,180     1,963,212
    Non-Ferrous Metals
      Union Miniere* ................................         6,606       619,255
    Other Energy Sources
      Gpe Bruxelles Lam .............................         8,800     1,476,050
    Producer Goods
      Bekaert Sa ....................................           630       427,156
                                                                       ----------
                                                                       15,809,656
                                                                       ----------
  Brazil -- 1.20%
    Banks
      Unibanco Holdings* ............................        14,000       519,750

                                      63


    Miscellaneous
      Aracruz Celolose ADR ..........................         4,500        91,688
      Electrobas ADR ................................        35,000     1,038,734
      PAO De Acucar GDR .............................        20,000       455,000
      Sider Nacional ADR ............................         6,000       196,739
      Cemig Ca Energy ADR ...........................         6,800       342,353
      Compania Vale ADR .............................        21,000       468,161
      Klabin Fabricadora ADR ........................         4,000        38,642
      Multicanal Partici ADR* .......................        28,000       381,500
      Petrol Brasileiros ADR ........................        21,000       575,448
    Telephone
      Telecomunicacoex Brasileiras ADR ..............        11,000     1,669,250
                                                                       ----------
                                                                        5,777,265
                                                                       ----------
  Denmark -- 2.78%
    Banks
      Den Danske Bank ...............................        16,750     1,631,875
      Unidanmark 'A' (Regd) .........................        11,735       660,133
    Business Machine
      Iss International Series 'B'* .................         8,042       288,656
      Sophus Berendsen 'B' ..........................         6,927     1,002,896
    Drugs & Medicine
      Novo-Nordisk As 'B' ...........................        19,932     2,176,352
    Food & Agriculture
      Danisco .......................................        17,858     1,093,449
    Liquor & Tobacco
      Carlsberg 'A' .................................         7,300       401,842
      Carlsberg 'B' .................................         6,705       370,100
    Railroad & Shipping
      D/S 1912 'B' ..................................            54     1,934,181
      D/S Svendborg 'B' .............................            40     2,069,158
    Telephone
      Tele Danmark 'B' ..............................        33,385     1,737,041
                                                                       ----------
                                                                       13,365,683
                                                                       ----------
  Finland -- 4.03%
    Banks
      Merita Ltd 'A' ................................       386,000     1,285,613
    Construction
      Metro AB 'A' ..................................         8,600       264,908
      Metro AB 'B' ..................................         8,600       259,113
      Rauma Oy ......................................         3,592        82,292
    Electronics
      Nokia (AB) Oy Series 'K' ......................        51,200     3,814,676
      Nokia (AB) Oy Series 'A' ......................        83,000     6,198,329
    Food & Agriculture
      Cultor Oy Series 2 ............................         5,800       304,837
      Cultor Oy Series 1 ............................         9,200       487,077

                                      64


    Insurance
      Pohjola Series 'B' ............................        11,500       340,954
      Sampo 'A' .....................................         6,900       670,837
    Non-Ferrous Metals
      Outokumpo Oy 'A' ..............................        58,100     1,152,100
    Paper & Forest Products
      UPM-Kymmene Oy ................................       129,000     2,980,216
    Producer Goods
      Kone Corp 'B' .................................         3,800       453,578
    Retail
      Kesko .........................................        42,000       591,885
      Stockmann Oy 'A' ..............................         5,000       300,332
    Travel & Recreation
      Amer Group 'A'* ...............................        11,000       198,007
                                                                       ----------
                                                                       19,384,754
                                                                       ----------
  France -- 4.89%
    Banks
      Banque National Paris .........................        10,336       426,402
      Cie De Suez ...................................       158,540       390,211
      Cie Fin Paribas 'A' ...........................         6,021       416,378
      Societe Generale ..............................         6,208       693,662
    Chemicals
      Air Liquide ('L') .............................         4,999       794,433
      Air Liquide ('L') (Regd) ......................         1,095       174,016
      Rhone Poulenc Sa'A' ...........................        17,824       728,633
    Construction
      Cie De St Gobain ..............................         5,008       731,034
      Inmetal .......................................         1,100       145,956
      Lafarge (Br) ..................................         5,119       318,688
    Consumer Durables
      Bic ...........................................         2,100       343,744
      Printemps (Av) ................................         1,250       601,267
    Drugs & Medicine
      L'Oreal .......................................         3,828     1,614,415
      Sanofi ........................................         6,945       681,377
    Electronics
      Alcatel Alsthom (Cge) .........................         8,524     1,068,597
      Csf (Thomson) .................................         6,965       179,614
      Legrand .......................................         1,950       343,770
      Schneider Sa (Ex-SB) ..........................         8,816       469,711
    Energy & Utilities
      Eaux (Cie Generale) ...........................         8,469     1,086,225
      Eaux (Cie Generale) Wts* ......................         8,469         5,078
      Lyonnaise Des Eaux ............................         3,306       333,363
    Food & Agriculture
      DaNone (Ex Bsn) ...............................         5,713       944,879
      Eridania Beghin Sa ............................         1,611       241,474
    Insurance
      Axa ...........................................        18,412     1,146,254

                                      65


    International Oil
      Elf Aquitaine (Soc Nat) .......................        14,066     1,518,982
      Total B .......................................        12,139     1,228,180
    Liquor & Tobacco
      Lvmh Moet-Hennessy ............................         5,050     1,359,068
      Pernod-Ricard .................................         3,864       199,422
    Media
      Canal Plus ....................................         1,550       302,030
      Havas .........................................         2,850       205,585
    Multi-Industry & Conglomerates
      Worms & Cie ...................................         2,800       165,970
    Motor Veheciles
      Peugeot Sa ....................................         3,843       371,802
    Miscellaneous Finance
      CIE Bancaire ..................................         1,634       208,740
    Non-Ferrous Metals
      Usinor Sacilor ................................        15,950       287,978
    Producer Goods
      Michelin (Cgde) Class 'B' .....................         7,589       456,172
      Valeo .........................................         3,450       214,489
    Real Property
      Sefimeg (Regd) ................................         3,836       245,021
    Retail
      Carrefour .....................................         2,579     1,874,858
      Casino Guichard-Perrachon .....................         4,250       210,584
      Promodes ......................................         1,133       441,742
    Travel & Recreation
      Accor .........................................         2,351       352,394
                                                                       ----------
                                                                       23,522,198
                                                                       ----------
  Germany -- 5.72%
    Air Transport
      Lufthansa Ag ..................................        28,070       540,448
    Banks
      Bayer Vereinsbank .............................        17,240       706,406
      Deutsche Bank .................................        26,290     1,544,932
      Dresdner Bank .................................        30,190     1,058,578
    Chemicals
      Basf (Var) ....................................        32,810     1,211,640
      Bayer (Var) ...................................        40,250     1,552,222
      Schering ......................................         3,900       418,081
    Construction
      Hochtief ......................................        10,470       468,662
    Drugs and Medicine
      Beiersdorf AG Ser 'A B C' .....................         6,200       334,455
    Electronics
      Siemens AG ....................................        31,690     1,899,544
      SAP AG ........................................         3,250       652,412
      SAP AG N/V Pref ...............................         2,200       453,879

                                      66


    Energy & Utilities
      Deutsche Telekom ..............................       109,500     2,692,673
      Rwe AG ........................................        16,160       695,539
      Rwe AGN/V Pref ................................         9,750       340,474
      Veba ..........................................        26,250     1,483,830
    Insurance
      Allianz (Regd) ................................        11,500     2,458,345
      Munchener Ruckvers Reg Vink ...................           495     1,403,301
    Miscellaneous
      Metro AG* .....................................         6,358       693,255
    Motor Vehicles
      Daimler-Benz (Var) ............................        25,790     2,100,160
      Volkswagen (Var) ..............................         1,356     1,028,750
    Producer Goods
      Linde .........................................           556       432,347
      Mannesmann (Var) ..............................         2,496     1,115,837
      Man AG Non Vtg Pref (Var) .....................         1,500       380,480
    Steel
      Preussag Br (Var) .............................         2,174       640,023
      Thyssen .......................................         1,816       437,186
      Viag (Var) ....................................         1,419       648,615
      Viag (RFD 01/01/96)* ..........................           204        92,369
                                                                       ----------
                                                                       27,484,443
                                                                       ----------
  Hong Kong -- 2.18%
    Air Transport
      Cathay Pacific Airways ........................       127,000       263,105
    Banks
      Bank of East Asia .............................         8,716        36,339
      Hang Seng Bank ................................        97,000     1,383,518
    Energy & Utilities
      China Light & Power ...........................        88,700       502,619
      Hong Kong Electric ............................        20,000        80,544
      Hong Kong & China Gas .........................       259,123       518,428
    Multi-Industry & Conglomerates
      Hutchinson Wampoa ............................       180,000     1,556,675
    Miscellaneous Finance
      Swire Pacific 'A' .............................        85,000       765,268
      Wharf (Holdings) ..............................        92,000       399,004
      Wing Lung Bank ................................        53,540       341,394
    Real Property
      Cheung Kong (Holdings) ........................       123,000     1,214,555
      Hopewell Holdings .............................       217,000       137,248
      Hysan Development .............................        60,000       176,965
      New World Development Co ......................        75,089       447,784
      Sun Hung Kai Properties .......................       107,700     1,296,329
    Telephone
      Hong Kong Telecomm ............................       569,896     1,360,874
                                                                       ----------
                                                                       10,480,649
                                                                       ----------

                                      67


  Ireland -- 3.97%
    Banks
      Allied Irish Banks ............................       465,362     3,561,152
      Bank of Ireland (Dublin Listing) ..............       187,790     2,053,941
    Construction
      CRH ...........................................       407,968     4,259,020
    Food & Agriculture
      Greencore Group ...............................       235,322     1,153,781
      Kerry Group 'A' ...............................       162,538     1,569,323
    Insurance
      Irish Life ....................................       328,549     1,685,220
    Media
      Independent News (Dublin Listing) .............       271,387     1,596,729
    Paper & Forest Products
      Smurfit(Jefferson) (Dublin Listing) ...........     1,097,051     3,177,646
                                                                       ----------
                                                                       19,056,812
                                                                       ----------
  Japan -- 18.81%
    Air Transport
      Japan Airlines Co* ............................       110,000       500,830
    Bank
      Asahi Bank ....................................       114,000       971,336
      Bank of Tokyo MITS -- Ex Mitsubishi Bank ......       142,000     2,854,146
      Dai-Ichi Kangyo Bank ..........................       155,000     2,113,082
      Fuji Bank .....................................       144,000     2,164,467
      Industrial Bank of Japan ......................       106,000     1,648,868
      Joyo Bank .....................................        62,000       342,969
      Sakura Bank ...................................       127,000       974,447
      Sumitomo Bank .................................       150,000     2,464,388
      Tokai Bank ....................................        97,000     1,000,262
    Business Machine
      CaNon Inc .....................................        45,000     1,226,951
      Fujitsu .......................................       118,000     1,639,605
      Ricoh .........................................        75,000       983,134
    Chemicals
      Asahi Chemical Industries .....................       140,000       838,067
      Dainippon Ink & Chemical ......................        82,000       353,998
      Mitsubishi Gas Chemical .......................        34,000       139,054
      Sekisui Chemical ..............................        40,000       405,488
      Shin-Etsu Chemical ............................        32,000       850,126
      Showa Denko Kk* ...............................       131,000       343,441
      Sumitomo Chemical .............................       135,000       612,296
      Toray Industries Inc ..........................       147,000     1,049,541
    Construction
      Chichibu Onoda Cement .........................        67,000       262,894
      Daiwa House Industry ..........................        60,000       734,073
      Fujita Corp ...................................        35,000        61,173
      Haseko Corp* ..................................       136,000       217,495
      Kajima Corp ...................................        36,000       211,098
      Nihon Cement Co ...............................        34,000       162,824

                                      68


      Obayashi Corp .................................        35,000       234,598
      Sato Kogyo Co .................................        65,000       136,328
      Sekisui House .................................       106,000     1,074,543
      Shimizu Corp ..................................        56,000       336,205
      Taisei Corp ...................................        73,000       338,748
      Toto ..........................................        40,700       501,503
    Consumer Durables
      Matsushita Electric Industries ................       146,000     2,947,303
      Sanyo Electric Co .............................       154,000       691,741
      Sharp Corp ....................................        63,000       869,877
    Drugs & Medicine
      Daiichi Pharm Co ..............................        45,000       794,372
      Sankyo Co .....................................        46,000     1,547,671
      Takeda Chemical Industries ....................        78,000     2,194,878
    Electronics
      Hitachi .......................................       201,000     2,248,361
      Kyocera .......................................        17,000     1,351,918
      Mitsubishi Electric Corp ......................       125,000       700,210
      Omron Corp ....................................        36,000       764,485
      Sony ..........................................        35,200     3,073,039
    Energy & Utilities
      Kansai Electric Power .........................        59,100     1,141,405
      Osaka Gas Co ..................................       241,000       692,904
      Tokyo Electric Power ..........................        95,500     2,011,316
      Tokyo Gas Co ..................................       137,000       380,722
    Food & Agriculture
      Ajinomoto Co ..................................        74,000       795,421
      Yamazaki Baking Co ............................        20,000       353,054
    International Oil
      Japan Energy Corp .............................       138,000       361,793
      Nippon Oil Co .................................       120,000       657,520
    Media
      Dai Nippon Printing ...........................        59,000     1,335,401
    Multi-Industry
      Itochu Corp ...................................       167,000       900,454
      Marubeni Corp .................................       208,000       945,206
      Mitsubishi ....................................        78,000       974,744
      Sumitomo Corp .................................        74,000       704,885
    Miscellaneous Finance
      Daiwa Securities ..............................       149,000     1,177,104
      Mitsubishi Trust & Banking ....................        50,000       790,876
      Nomura Securities .............................       127,000     1,753,561
      Yamaichi Securities ...........................       141,000       420,178
    Motor Vehicles
      Honda Motor Co ................................        60,000     1,808,966
      Nissan Motor Co ...............................       131,000     1,017,731
      Toyota Motor Corp .............................       182,000     5,375,862

                                      69


    Non-Ferrous Metals
      Mitsubishi Steel* .............................        17,000        60,168
      Tostem Corp ...................................        19,000       526,348
    Paper & Forest Products
      Daishowa Paper Manufacturing* .................        13,000        71,572
      Oji Paper Co ..................................        48,000       297,404
    Producer Goods
      Bridgestone Corp ..............................        53,000     1,232,019
      Komatsu .......................................        70,000       568,907
      Kubota Corp ...................................       136,000       666,748
      Mitsubishi Heavy Industries ...................       247,000     1,897,343
      Denso Corp ....................................        52,000     1,245,128
      Sumitomo Heavy Industries .....................        83,000       335,830
      Toyo Seikan Kaisha ............................        15,400       341,833
      Toyoda Auto Loom ..............................        20,000       454,426
    Railroad & Shipping
      East Japan Railway ............................            38       195,263
      Hankyu Corp ...................................        89,000       492,327
      Hitachi Zosen Corp ............................        12,000        47,820
      Mitsui Osk Lines* .............................        94,000       193,865
      Nagoya Railroad Co ............................        98,000       404,230
      Tokyu Corp ....................................       148,000       919,584
    Real Property
      Mitsubishi Estate .............................       153,000     2,219,522
    Retail
      Ito-Yokado Co .................................        32,000     1,859,652
      Mycal Corp ....................................        78,000     1,124,705
      Seven-Elevan Japan Npv ........................        28,000     2,119,024
    Steel
      Kawasaki Steel Corp ...........................       131,000       427,012
      Kobe Steel* ...................................       142,000       271,764
      Nippon Steel Corp .............................       341,000     1,090,675
      Nkk Corp* .....................................       139,000       298,820
      Sumitomo Metal Industries .....................       262,000       746,412
    Telephone
      Nippon Tel & Tel ..............................           104       999,738
    Travel & Recreation
      Fuji Photo Film ...............................        14,000       564,013
      Nikon .........................................        13,000       219,261
                                                                       ----------
                                                                       90,422,348
                                                                       ----------
  Malaysia -- 1.59%
    Air Transport
      Malaysian Airline Systems .....................        42,000       104,833
    Banks
      Ammb Holdings Berhad ..........................        66,000       410,538
      Commerce Asset Holding ........................        18,000        47,425
      Commerce Asset Holding (Rts for Warrants)* ....         2,250            20
      Commerce Asset Holding (Rts for Shares)* ......         3,600            48
      RHB Capital ...................................       114,000       361,331

                                      70


      Malayan Bkg Berhad ............................        55,000       577,456
      Public Bank Berhad ............................        14,000        19,968
      Public Bank Berhad (Alien Market) .............       223,000       348,106
    Construction
      Hume Inds (M) Berhad ..........................        39,000       179,239
      United Engineers Berhad .......................        68,000       490,332
    Consumer Durables
      Tech Res Inds Berhad ..........................       115,000       197,741
    Energy & Utilities
      Tenaga Nasional ...............................       161,000       784,587
    Food & Agriculture
      Golden Hope Plants ............................       159,000       273,399
      Nestle Malay Berhad ...........................        19,000       142,274
    Liquor & Tobacco
      Rothmans Pall Mall ............................        17,000       167,036
    Miscellaneous
      Malayan Utd Inds ..............................       394,000       287,226
    Motor Vehicles
      Edaran Otomobil ...............................        51,000       434,429
    Multi-Industry & Conglomerates
      Sime Darby Berhad .............................       138,200       459,936
    Producer Goods
      Leader Univ Holdings ..........................       121,333       218,245
    Railroad & Shipping
      Malaysian Int Ship (Alien Market) .............        22,000        57,092
    Real Property
      Hong Leong Properties .........................       212,000       241,061
    Steel
      Sungei Way Holdings ...........................        40,000        75,436
    Telephone
      Telekom Malaysia ..............................       209,000       977,098
    Travel & Recreation
      Landmarks Berhad ..............................       108,000       126,656
      Magnum Corp Berhad ............................       284,250       427,951
      Resorts World Berhad ..........................        69,000       207,765
                                                                       ----------
                                                                        7,617,228
                                                                       ----------
Mexico -- 4.25%
    Banks
      Gpo Financiero Banamex-Ac Series 'B'* .........       184,000       481,136
      Gpo Financiero Banamex-Ac Series 'L'* .........       109,017       256,284
    Construction
      Cemex Sa Ser 'A' ..............................       278,937     1,190,508
    Food & Agriculture
      Grupo Ind Bimbo Series 'A' ....................       142,000     1,017,535
      Gpo Modelo Sa de C Ser 'C' (Mexican) ..........       188,200     1,291,810
    Liquor & Tobacco
      Empresas La Modern 'A'* .......................       128,500       667,175

                                      71


    Media
      Fomento Economico Mexico Series 'B' ...........       167,100       993,628
      Grupo Televisa Ptg Certs Repr 1 A,L,D Shs* ....        70,200     1,062,551
    Miscellaneous
      Carso Global Telec Ser 'A1'* ..................        16,000        62,153
    Miscellaneous Finance
      Gpo Financiero Inbursa Ser 'B' ................           558         2,336
      Grupo Financiero Bancomer Series 'B' ..........     1,056,800       510,165
      Grupo Financiero Bancomer Series 'L' ..........         2,037           730
      Grupo Carso Series 'A1' .......................       207,900     1,445,326
    Multi-Industry
      Desc Sa de Cv Ser 'B' .........................       109,100       792,755
      Apasco Sa Com (Mexican) .......................        79,900       564,507
      GPO Mexico Ser 'B' (Mexican) ..................       203,300       756,511
    Multi-Industry & Conglomerates
      AlfaSa Series 'A' (Cpo) .......................       229,601     1,564,442
      Desc Sa de Cv Ser 'C' .........................         1,091         7,818
    Non-Ferrous Metals
      Industrias Penoles ............................       164,000       781,393
    Paper & Forest Products
      Kimberly Clark Mexico 'A' .....................       384,500     1,522,626
    Retail
      Cifra Sa De Cv 'B' ............................       663,500     1,217,812
      Cifra Sa De Cv 'A' ............................        81,151       148,335
    Telephone
      Telefonos De Mexico Series 'L' (Ltd Vtg) ......     1,717,300     4,101,909
                                                                       ----------
                                                                       20,439,445
                                                                       ----------
  Netherlands -- 4.74%
    Air Transport
      Klm ...........................................         6,716       207,377
    Bank
      ABN Amro Holding ..............................       101,856     1,902,663
    Chemicals
      Akzo Nobel Nv .................................         7,042       966,813
    Construction
      Hollandsche Benton ............................         1,000       228,497
    Electronics
      Philips Electronic ............................        23,823     1,709,527
    Food & Agriculture
      Ahold (Kon) Nv ................................        12,176     1,029,104
      Unilever Nv Cva ...............................        11,497     2,424,594
    Insurance
      ING Groep Nv Cva ..............................        57,829     2,671,090
    International Oil
      Royal Dutch Petroleum (Br) ....................       147,364     7,679,118
    Liquor & Tobacco
      Heineken Nv ...................................         3,181       543,879

                                      72


    Media
      Elsevier Nv ...................................        55,249       924,895
      Wolters Kluwer Cva ............................         5,473       667,602
    Miscellaneous
      Oce Nv ........................................         1,500       193,843
    Paper & Forest Products
      KNP BT (Kon) Nv ...............................         7,455       170,078
    Steel
      Kon Hoogovens Nv Cva ..........................         2,415       134,843
    Telephone
      Kon Ptt Nederland .............................        34,098     1,340,028
                                                                       ----------
                                                                       22,793,951
  Norway -- 3.97%
    Air Transport
      Helicopter Service ............................         6,000        77,451
    Banks
      Den Norske Bank ...............................       115,000       450,839
      Christiana Bank ...............................        70,000       239,045
    Chemicals
      Dyno Industrier ...............................        18,700       485,330
    Construction
      Aker As 'B' ...................................        10,500       183,587
    Drugs & Medicine
      Nycomed Series 'A' ............................        38,010       560,742
      Nycomed Series 'B' ............................        28,368       406,874
    Energy & Utilities
      Hafslund Ser 'A' ..............................        49,997       300,496
      Hafslund Ser 'B' ..............................        30,219       164,288
    Food & Agriculture
      Orkla As 'A' ..................................        25,757     1,903,419
      Orkla As 'B' ..................................         7,350       498,983
    Insurance
      Storebrand Asa'A'* ............................       159,650       952,998
    International Oil
      Norsk Hydro As ................................       124,670     6,794,799
    Miscellaneous
      Transocean Offshore ...........................         2,000       137,963
    Motor Vehicles
      Petroleum Geo Svs* ............................        17,412       839,586
    Non-Ferrous Metals
      ElkeMAsa .....................................        27,248       534,107
    Paper & Forest Products
      Norske Skogsindust 'A' ........................        16,700       575,996
    Producer Goods
      Aker Asa Ser 'A' ..............................        26,100       513,387
      Kvaerner As Series 'A' ........................        20,600     1,247,966
      Kvaerner As Series 'B' ........................         7,900       442,438

                                      73


    Railroad & Shipping
      Bergesen Dy As 'A' ............................        36,050       854,371
      Bergesen Dy As 'B' Non-Voting .................        15,150       358,014
      Leif Hoegh & Co ...............................        18,447       395,610
      Unitor As .....................................        11,600       166,375
                                                                       ----------
                                                                       19,084,664
                                                                       ----------
  Singapore -- 2.88%
    Air Transport
      Singapore Airlines (Alien Market) .............       212,000     1,897,821
    Bank
      Dev Bank Singapore (Alien Market) .............       110,250     1,387,908
      Overseas Chinese Bank (Alien Market) ..........       199,699     2,067,032
      United Overseas Bank (Alien Market) ...........       148,404     1,525,712
    Consumer Durables
      Amcol Hldgs ...................................        29,000        53,138
    Energy & Utilities
      Singapore Telecom .............................     1,034,000     1,909,123
    Liquor & Tobacco
      Fraser & Neave ................................        67,400       480,806
      Straits Trading Co ............................        87,000       189,838
    Media
      Singapore Press Holdings (Alien Market) .......        51,800     1,043,354
    Motor Vehicles
      Cycle & Carriage ..............................        52,000       538,238
    Miscellaneous
      Singapore Tech Ind ............................       100,000       257,370
    Multi-Industry & Conglomerates
      Keppel Land Ltd ...............................        84,000       223,240
    Producer Goods
      Jurong Shipyard (Nl) ..........................        24,000       104,067
      Keppel Corp ...................................       134,000       595,097
      Keppel Corp 'A'* ..............................        33,500       145,260
    Real Property
      City Developments .............................       131,600     1,288,527
      DBS Land ......................................        50,000       158,059
                                                                       ----------
                                                                       13,864,590
                                                                       ----------
 Spain -- 5.20%
    Banks
      Argentaria Corp Bc ............................        22,133     1,241,566
      Banco Bilbao Vizcaya (Regd) ...................        39,331     3,201,142
      Banco Central Hispan (Regd) ...................        28,684     1,051,246
      Banco Santander (Regd) ........................        80,499     2,484,975
    Construction
      Fomento Const Y Contra ........................         3,214       410,628
    Energy & Utilities
      Empresa Nac Electricid ........................        43,308     3,642,617
      Gas Natural Sdg Sa ............................         6,161     1,348,491
      Iberdrola Sa ..................................       127,933     1,617,973
      Union Electrical Fenosa .......................        64,228       585,201

                                     74


    Insurance
      Corporation Mapfre ............................         7,596       404,927
    International Oil
      Repsol Sa .....................................        52,224     2,212,249
    Liquor & Tobacco
      Tabacalera Sa Series 'A' (Regd) ...............         7,489       402,788
    Non-Ferrous Metals
      Acerinox Sa (Regd) ............................         2,227       418,083
    Producer Goods
      Zardoya-Otis ..................................         4,120       543,189
    Railroad & Shipping
      Autopistas Cesa ...............................        50,297       683,987
    Real Property
      Vallehermoso Sa ...............................         8,664       234,170
    Telephone
      Telefonica De Espana ..........................       156,436     4,531,292
                                                                       ----------
                                                                       25,014,524
                                                                       ----------
  Switzerland-- 3.80%
    Banks
      Credit Suisse Group (Regd) ....................         9,034     1,161,899
      Schweiz Bangesellsch (Br) .....................         1,026     1,175,306
      Schweiz Bangesellsch (Regd) ...................         1,052       241,018
      Schweiz Bankverein (Regd) .....................         4,100     1,098,227
    Construction
      Holderbank Fn Glarus (Br) .....................           558       527,820
    Consumer Durables
      Smh Ag Neuenburg (Regd) .......................           725        98,343
      Smh Ag Neuenburg (Br) .........................           165        94,392
    Drugs & Medicine
      Roche Holdings Genusscheine Npv ...............           329     2,980,036
      Roche Holdings (Br) ...........................            80     1,100,250
      Novartis Ag (Regd) ............................         2,010     3,217,985
      Novartis Ag (Br) ..............................           970     1,551,627
    Electronics
      Abb (Br) ......................................           410       621,532
      Adecco Sa (Br) ................................           135        51,857
      Sgs Holding (Br) ..............................            79       169,071
    Food & Agriculture
      Nestle Sa (Regd) ..............................         1,764     2,330,462
      Valora Holding Ag .............................            80        17,011
    Insurance
      Zurich Versicherun (Regd) .....................         3,950     1,574,202
    Non-Ferrous Metals
      Alusuisse-Lonza Holdings (Regd) ...............           218       226,097
    Producer Goods
      Sulzer Ag Ptg .................................            13        11,147
                                                                       ----------
                                                                       18,248,282
                                                                       ----------

                                      75


  Thailand -- 1.15%
    Banks
      Bk of Ayudhya (Alien Mkt) .....................        89,000       139,143
      Bangkok Bank (Fr) .............................       169,100     1,161,930
      Ind Fin Corp Thail ............................        55,100        62,215
      Ind Fin Corp Thail (Alien Mkt) ................       104,000       132,484
      Siam Commercial Bank (Fr) .....................        83,500       341,671
      Thai Farmers Bank (Alien Mkt) .................       220,400       935,881
    Construction
      Land & House (Alien Mkt) ......................        26,300        54,823
      Siam Cement (Fr) ..............................        37,600       650,253
      Tipco Asphalt (Alien Mkt) .....................        26,500       138,101
    Energy Raw Materials
      Ptt Explortn & Prd (Alien Mkt) ................        72,200     1,047,952
    International Oil
      Banpu Co (Alien Mkt) ..........................        13,000       189,693
    Media
      Shinawatra C & Comms (Alien Mkt) ..............        32,900       176,533
    Miscellaneous
      Robinson Dept Stores ..........................        59,000        20,953
    Miscellaneous Finance
      Dhana Siam Fin & Sec (Alien Mkt) ..............        14,000         7,431
      Phatra Thanakit Co (Alien Mkt) ................       134,400       166,022
    Telephone
      Thai Tel & Telecom (Alien Mkt)* ...............       110,000        52,017
      Utd Commns Indust (Alien Mkt) .................        79,900       256,001
                                                                       ----------
                                                                        5,533,103
                                                                       ----------
   United Kingdon -- 14.35%
    Air Transport
      British Airways ...............................        71,777       817,693
    Aerospace
      British Aerospace .............................        20,774       462,084
    Banks
      Abbey National ................................        71,613       977,322
      Barclays ......................................       114,464     2,270,790
      Hsbc Holdings (UK Regd) .......................        84,660     2,508,014
      Hsbc Holdings (UK Regd) .......................       121,260     3,730,515
      Lloyds Bank ...................................       326,179     3,344,017
    Chemicals
      Boc Group .....................................        39,831       692,738
      Imperial Chemical Industries ..................        77,314     1,075,069
    Construction
      English China Clay ............................        43,354       148,998
      Hanson ........................................        69,197       343,766
      Rmc Group .....................................        26,670       432,994
      Redland .......................................       110,297       625,047

                                      76

      Taylor Woodrow ................................      107,986        318,106
    Drugs & Medicine
      Glaxo Holdings ................................      191,752      3,957,249
      Smithkline Beecham ............................      161,414      2,969,831
      Zeneca Group ..................................       57,538      1,901,804
    Electronics
      General Electric Co ...........................      163,908        979,324
    Energy & Utilities
      British Gas ...................................      254,516        936,136
      Centrica* .....................................      254,516        310,281
      Energy Group ..................................       55,358        590,568
      National Power ................................       78,850        685,021
      Scottish Power ................................        2,356         15,331
      Thames Water ..................................       50,555        583,502
    Food & Agriculture
      Associated British Foods ......................       66,299        572,121
      Cadbury Schweppes .............................       54,993        490,116
      Kingfisher ....................................       48,396        549,320
      Sainsbury (J) .................................      102,221        620,111
      Tesco .........................................      135,902        835,742
      Unilever ......................................       46,426      1,330,148
    Insurance
      Prudential Corp ...............................      197,160      1,908,096
      Royal & Sun Alliance ..........................      106,535        785,467
    International Oil
      British Petroleum .............................      363,126      4,511,479
    Liquor & Tobacco
      BAT Industries ................................      181,710      1,625,508
      Bass ..........................................       69,324        845,706
      Grand Metropolitan ............................      151,962      1,470,674
      Guinness ......................................      179,219      1,753,853
      Imperial Tobacco ..............................       31,370        201,788
      Safeway .......................................      122,780        710,091
    Media
      British Sky Broadcasting ......................       94,124        689,263
      Carlton Communications ........................       36,450        307,869
      Reed International ............................       40,000        387,449
      Reuters Holdings ..............................      158,821      1,673,183
    Multi-Industry
      Inchcape ......................................       14,451         68,064
    Producer Goods
      Btr ...........................................      317,897      1,087,252
      Rolls Royce ...................................      122,412        467,561
      Rio Tinto Plc (Regd) ..........................       85,419      1,487,735
      Smiths Industries .............................       42,710        546,978
    Real Property
      Mepc ..........................................      124,143      1,018,594

                                      77


    Retail
      Argos .........................................       30,245        275,594
      Boots Co ......................................       62,274        729,126
      Great Univ Stores .............................       68,436        692,500
      Marks & Spencer ...............................      185,891      1,540,705
      Sears .........................................      175,691        195,910
    Steel
      British Steel .................................      232,983        577,753
    Telephone
      British Telecom ...............................      367,698      2,729,342
      Cable & Wireless ..............................      147,251      1,354,011
      Vodafone Group ................................      260,601      1,268,626
    Travel & Recreation
      Emi Group .....................................       28,368        508,719
      Granada .......................................       80,310      1,055,915
      Ladbroke Group ................................      199,568        780,532
      Rank Group ....................................       86,224        546,028
      Thorn .........................................       28,368         81,206
                                                                     ------------
                                                                       68,956,335
                                                                     ------------
TOTAL COMMON STOCKS .................................                 445,740,962
                                                                     ------------
  (COST $372,986,848)
TOTAL INVESTMENTS ...................................                $480,701,001
                                                                     ============
  (COST $407,946,887)

* Non-income producing security.
                      See Notes to Financial Statements.

                       Notes to Portfolio of Investments

(a) Forward Foreign Currency Contracts

      As of June 30, 1997, the International Equity Fund had entered into one forward foreign currency exchange contract that obligates the Fund to deliver currency at a specified future date.

      Outstanding contracts as of June 30, 1997 are as follows:

                                                         U.S. Dollar                    U.S. Dollar     Unrealized
                                        Currency To      Value As Of    Currency To     Value As Of    Depreciation
          Settlement Date               Be Delivered    June 30, 1997   Be Received    June 30, 1997    at 6/30/97
          ---------------               ------------    -------------   -----------    -------------    ----------
Nov. 19, 1997  .....................    165,000,000      $6,032,894      5,978,261      $5,978,261       $(54,633)
                                       Thailand Bahts                   U.S. Dollars

(b) Financial Futures Contracts

      Outstanding contracts as of June 30, 1997 as follows:

                                                                                            Market Value    Unrealized
                                                           Number                            Covered by    Appreciation
                         Type                           of Contracts     Expiration Date      Contracts     at 6/30/97
                         ----                           ------------     ---------------    -----------     ----------
Financial Futures purchased long:
  Japanese Yen -- TOPIX ((1)) ......................        131        September 12, 1997    $17,721,572     $333,916
                                                                                             ===========     ========
    )
((1) Exchange traded local currency denominated futures contracts.

Pegasus Intermediate Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997   (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 4.72%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $21,822,537   $21,822,537
                                                                       ----------
 (Cost $ 21,822,537)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 82.43%
  U.S. Treasury Securities -- 49.23%
    Strips from U.S. Treasury Securities due:
        5/15/98 .....................................     6,600,000     6,282,078
        11/15/98 ....................................     7,600,000     7,014,344
        2/15/99 .....................................     9,660,000     8,773,502
        2/15/01 .....................................     3,300,000     2,631,915
        5/15/05 .....................................     5,660,000     3,389,604
        8/15/08 .....................................     5,350,000     2,553,662
        11/15/10 ....................................     5,000,000     2,027,550
    U.S. Treasury Bonds:
        12.75%, 11/15/10 ............................    13,131,000    18,221,364
        10.375%, 11/15/12 ...........................     7,765,000     9,856,658
        12.50%, 8/15/14 .............................     1,000,000     1,470,470
    U.S. Treasury Notes:
        5.875%, 7/31/97 .............................     5,000,000     5,001,550
        8.625%, 8/15/97 .............................     3,000,000     3,011,731
        8.75%, 10/15/97 .............................     9,950,000    10,041,739
        5.25%, 12/31/97 .............................    19,140,000    19,116,075
        7.875%, 1/15/98 .............................    13,710,000    13,872,737
        8.125%, 2/15/98 .............................     8,300,000     8,420,599
        7.875%, 4/15/98 .............................    10,425,000    10,594,406
        5.125%, 4/30/98 .............................     3,320,000     3,303,931
        7.00%, 4/15/99 ..............................     1,000,000     1,015,780
        9.125%, 5/15/99 .............................     8,700,000     9,160,839
        6.875%, 7/31/99 .............................     8,000,000     8,116,240
        7.75%, 11/30/99 .............................    31,000,000    32,080,040
        7.125%, 2/29/00 .............................    19,800,000    20,233,026
        6.25%, 05/31/00 .............................     2,900,000     2,901,363
        8.75%, 08/15/00 .............................    15,000,000    16,042,950
        7.25%, 5/15/04 ..............................     1,000,000     1,042,340
        3.375%, 1/15/07 .............................     1,212,252     1,183,839
                                                        -----------    -----------
   (Cost $227,484,538)                                  226,523,252    227,360,332
                                                        -----------    -----------
  Agency Obligations -- 33.20%
    Federal Home Loan Mortgage Corp. Participation
      Ctf.:
        #170269,12.00%, 8/1/15 ......................     1,040,628      1,166,982
        #252600, 7.50%, 9/1/08 ......................       208,732        211,575
        #252601, 8.00%, 6/1/01 ......................       271,536        273,955
        #555238, 12.00%, 7/1/19 .....................       470,146        527,397

                                      80


    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.00%, 7/15/18 ..........       611,005        616,922
        Series 11 Class D, 9.50%, 7/15/19 ...........     1,300,000      1,415,142
        Series 18 Class A, 9.00%, 11/15/19 ..........        11,488         11,464
        Series G-21 Class SD, IF, 8/25/22 ...........     2,100,000      1,874,695
        Series 23 Class E, 9.40%, 8/15/19 ...........       270,604        276,463
        Series G-29 Class SD, IF, IO, 4/25/24 .......    10,662,726        343,692
        Series 30 Class C, 9.50%, 5/15/18 ...........       168,982        169,753
        Series 32 Class B, 9.50%, 8/15/19 ...........       432,526        433,032
        Series 38 Class C, 9.50%, 1/15/19 ...........       121,032        122,373
        Series 39 Class E, 10.00%, 10/15/19 .........       221,807        223,885
        Series 41 Class I, HB, 84.00%, 5/15/20 ......        71,451        236,868
        Series 47 Class F, 10.00%, 6/15/20 ..........       500,000        544,030
        Series 99 Class Z, 9.50%, 1/15/21 ...........     1,536,084      1,631,966
        Series 204 Class E, HB, IF, 5/15/23 .........         7,008        165,524
        Series 1072 Class A, HB, 1008.50%, 5/15/06 ..        15,982        365,925
        Series 1079 Class S, IF, 5/15/21 ............       733,166        806,629
        Series 1084 Class F, AR, 5/15/21 ............       500,000        509,922
        Series 1084 Class S, IF, 5/15/21 ............       350,000        434,241
        Series 1098 Class M, HB, 10.08%, 6/15/06 ....         2,457         56,292
        Series 1144 Class KB, 8.50%, 9/15/21 ........     2,000,000      2,088,876
        Series 1172 Class L, HB, 1167.776%, 11/15/21         15,195        509,356
        Series 1196 Class B, HB, IF, 1/15/22 ........        42,078        543,900
        Series 1295 Class JB, 4.50%, 3/15/07 ........     1,500,000      1,345,140
        Series 1298 Class L, HB, 981.86%, 6/15/07 ...         6,000        238,567
        Series 1329 Class S, IO, IF, 8/15/99 ........     3,255,765        155,880
        Series 1378 Class H, 10.00%, 1/15/21 ........     1,500,000      1,692,494
        Series 1389 Class SA, IF, 10/15/07 ..........       403,027        306,136
        Series 1414 Class LB, IF, 11/15/07 ..........     1,225,830      1,159,479
        Series 1418 Class B, 6.50%, 11/15/19 ........     1,250,000      1,230,500
        Series 1465 Class SA, IO, IF, 02/15/08 ......    16,741,330        859,416
        Series 1470 Class F, AR, 02/15/23 ...........       987,665        966,026
        Series 1489 Class L, 5.50%, 4/15/08 .........     1,107,607      1,083,639
        Series 1506 Class F, AR, 5/15/08 ............     1,930,583      1,950,644
        Series 1506 Class SD, IO, IF, 5/15/08 .......     9,581,164        466,028
        Series 1506 Class S, IF, 05/15/08 ...........       329,766        299,453
        Series 1531 Class K, 6.00%, 4/15/08 .........     1,040,448        993,139
        Series 1583 Class NS, IF, 9/15/23 ...........       982,727        713,970
        Series 1586 Class A, 6.00%, 9/15/08 .........     1,306,199      1,266,689
        Series 1595 Class S, IO, IF, 10/15/13 .......    16,417,717        710,493
        Series 1628 Class S, IF, 12/15/23 ...........     2,500,000      1,434,350
        Series 1635 Class O, AR, 12/15/08 ...........     2,254,078      2,259,325
        Series 1640 Class A, 5.50%, 10/15/07 ........     1,563,851      1,518,397
        Series 1646 Class MB, AR, 10/15/22 ..........     1,285,681      1,239,527
        Series 1647 Class FB, AR, 12/15/08 ..........     1,243,939      1,117,281
        Series 1647 Class SB, IF, 12/15/08 ..........       666,396        651,983
        Series 1655 Class F, AR, 12/15/08 ...........       970,128        978,824
        Series 1655 Class SA, IF, 12/15/08 ..........       223,945        169,777

                                      81


        Series 1689 Class SD, IF, 10/15/23 ..........     1,500,000      1,262,000
        Series 1694 Class SE, IF, 5/15/23 ...........     1,038,856        943,454
        Series 1723 Class F, IF, 05/15/24 ...........     1,728,782      1,703,915
        Series 1796-A, Class S, IF, 2/15/09 .........     1,391,843      1,086,500
        Series 1807 Class G, 9.00%, 1/1/06 ..........     1,073,090      1,133,767
        Series 1849 Class A, PO, 12/15/08 ...........     1,000,000        540,150
        Series 1854 Class SE, IO, IF, 12/15/23 ......     2,500,000        712,500
        Series 1900 Class FA, AR, 03/015/09 .........     3,000,000      3,017,985
        Series 1900 Class I, PO, 10/15/08 ...........     1,000,000        644,619
        Series 1956 Class A, 7.00%, 12/20/21 ........     1,486,025      1,481,015
        Series 1993 Class SJ, IF, IO, 03/15/12 ......     5,906,433        498,326
    Federal Housing Administration Project #07335307,
        7.43%, 1/1/22 ...............................       984,693      1,001,630
    Federal Housing Administration Greystone 1996-2,
        7.43%, 11/1/22 ..............................     1,949,090      1,973,454
    Federal National Mortgage Assn. Mortgage Backed
      Securities
      Stripped Trust 50, Class 2, IO, 10.50%, 3/25/19       204,467         67,741
    Federal National Mortgage Assn. Pass Thru
      Securities:
      Guaranteed REMIC Trust:
        1988 Class 7-Z, 9.25%, 4/25/18 ..............       589,321        621,276
        1988 Class 17-B, 9.40%, 10/25/17 ............        59,005         60,191
        1989 Class 26-D, 10.00%, 5/25/04 ............       650,770        679,510
        1989 Class 27-D, 10.00%, 1/25/16 ............       503,555        510,136
        1989 Class 70-G, 8.00%, 10/25/19 ............     2,000,000      2,071,818
        1989 Class 73-C, PO, 10/25/19 ...............       243,763        212,492
        1989 Class 78-H, 9.40%, 11/25/19 ............     1,750,000      1,902,415
        1990 Class 1-D, 8.80%, 1/25/20 ..............       814,263        854,611
        1990 Class 60-K, 5.50%, 6/25/20 .............     1,202,826      1,139,449
        1990 Class 63-H, 9.50%, 6/25/20 .............       755,000        817,878
        1990 Class 93-G, 5.50%, 8/25/20 .............     1,239,243      1,173,799
        1990 Class 94-H, HB, 505.00%, 8/25/20 .......        17,854        313,842
        1990 Class 95-J, HB, 1118.04%, 8/25/20 ......         7,750        340,773
        1990 Class 102-J, 6.50%, 8/25/20 ............     4,114,077      4,007,370
        1990 Class 120-H, 9.00%, 10/25/20 ...........       900,000        973,163
        1990 Class 134-SC, IF, 11/25/20 .............       511,651        585,690
        1990 Class 140-K, HB, 652.145%, 12/25/20 ....        15,191        479,770
        1991 Class 4-N, HB, 758.75%, 1/25/06 ........         2,562         43,843
        1991 Class 7-K, HB, 908.50%, 2/25/21 ........         1,357         39,805
        1991 Class 20-M, HB, 908.75%, 3/25/06 .......         1,373         27,547
        1991 Class 33-J, HB, 1008.25%, 4/25/06 ......         3,220         74,003
        1991 Class 161-H, 7.50%, 2/25/21 ............       416,377        420,024
        1992 Class 13-S, HB, IF, 1/25/99 ............         7,126         47,478
        1992 Class 27-SQ, HB, IF, 5/25/22 ...........         2,881        481,182
        1992 Class 85S, IF, 06/25/99 ................       872,614        922,520
        1992 Class 137-BA, 3.50%, 1/25/17 ...........     1,278,147      1,229,342
        1992 Class 199-S, IO, IF, 11/25/99 ..........     6,816,525        275,953
        1992 Class 204-B, 6.00%, 10/25/20 ...........     2,000,000      1,905,780
        1992 Class 206-FA, IF, 06/25/18 .............     1,250,000      1,210,494
        1993 Class 8-SB, IO, IF, 8/25/06 ............     9,252,810        422,483

                                      82

        1993 Class 12-S, IO, IF, 2/25/23 ............     3,625,613        230,995
        1993 Class 12-SB, HB, IF, 2/25/23 ...........        39,988        354,284
        1993 Class 19-G, 5.00%, 5/25/19 .............     3,530,000      3,280,937
        1993 Class 38-S, IO, IF, 5.25%, 11/25/22 ....    17,730,772        462,046
        1993 Class 58-J, 5.50%, 4/25/23 .............     1,183,786      1,140,622
        1993 Class 94-K, 6.75%, 5/25/23 .............       762,106        742,783
        1993 Class 113-S, IO, IF, 7/25/23 ...........     6,428,404        419,511
        1993 Class 139-S, IF, 08/25/23 ..............     2,597,473      1,699,142
        1993 Class 152-D, PO, 8/25/23 ...............       700,000        610,070
        1993 Class 155-LA, 6.50%, 5/25/23 ...........     1,550,753      1,529,130
        1993 Class 155-SB, IO, IF, 9/25/23 ..........     6,627,681        506,348
        1993 Class 156-SD, IF, 10/25/19 .............     1,000,000        695,354
        1993 Class 174-SB, IF, 11/25/07 .............     1,394,135      1,273,589
        1993 Class 187-FE, AR, 11/25/16 .............     1,180,000      1,154,884
        1993 Class 207-SC, IF, 11/25/23 .............     2,350,434      1,586,153
        1993 Class 209-KB, 5.659%, 8/25/08 ..........     3,599,652      3,366,971
        1993 Class 214-L, 6.00%, 12/25/08 ...........     1,390,606      1,339,668
        1993 Class 220-SD, IF, 11/25/13 .............     1,242,669        859,401
        1993 Class 223-FB, AR, 12/25/23 .............       721,333        694,744
        1993 Class 223-SB, IF, 12/25/23 .............       651,339        546,549
        1994 Class 12SB, IF, 01/25/09 ...............     2,188,734      1,961,758
        1994 Class 19-C, 5.00%, 1/25/24 .............     2,082,214      1,889,917
        1994 Class 26-G, PO, 2/25/24 ................     2,199,391      1,346,956
        1994 Class 30-LA, 6.50%, 2/25/09 ............     1,946,576      1,923,154
        1994 Class 36-SG, IO, IF, 8/25/23 ...........     3,480,275        297,529
        1994 Class 39-F, AR, 3/25/24 ................       983,780        984,352
        1994 Class 39-S, IF, 3/25/24 ................       378,377        346,353
        1994 Class 82-SA, IO, IF, 5/25/23 ...........    17,496,231        566,213
        1995 Class 13-B, 6.50%, 3/25/09 .............     2,357,920      2,293,087
        1996 Class 20-L, PO, 9/25/08 ................     1,655,000        979,581
        1996 Class 24-K, PO, 2/25/08 ................     1,500,000      1,035,993
        1996 Class 46-A, 5.00%, 2/25/09 .............     2,053,734      1,966,304
        1997 Class 20, IO, IF, 03/25/27 .............    18,942,108      1,149,786
        1997 Class 29PL, IO, 7.50%, 08/18/26 ........     1,700,000        791,554
        1997 Class 32C, PO, 10/25/21 ...............     1,800,000      1,501,178
        1997 Class 50FD6, 8.75%, 04/18/27 ...........     2,392,267      2,391,501
        1997 Class MI, A, IF, 01/17/03 ..............     2,217,424      2,226,848
        1992-G Class 42-Z, 7.00%, 7/25/22 ...........       704,702        671,193
        1993-G Class 8-PG, 6.50%, 7/25/18 ...........     1,000,000        985,690
        1993-G Class 19-K, 6.50%, 6/25/19 ...........     2,802,790      2,734,962
        1993-G Class 27-SE, IF, 8/25/23 .............     1,535,674        764,090
        1993-G Class 13G, 6.00%, 06/25/20 ...........     1,000,000        966,680
        1994-G Class 13-ZB, 7.00%, 11/17/24 .........     2,634,689      2,454,055
        Series 215 Class PM, 7.875%, 11/25/21 .......     1,200,000      1,251,142
        Series G-22 Class G, 6.00%, 12/25/16 ........     1,500,000      1,413,701
        Series X-G1C, Class C, 8.80%, 01/25/25 ......     1,000,000      1,112,453
        Series X, Class VO, IF, 12/25/22 ............     2,000,000      1,745,174

                                      83


    Federal National Mortgage Assn. Pass Thru Pool:
        #111366, Adjustable Rate, 8/1/19 ............       436,849        458,704
        #116612, Adjustable Rate, 3/1/19 ............     1,255,157      1,311,412
        #160330, 6.345%, 3/1/99 .....................     2,335,145      2,327,859
        #303306, 12.50%, 1/1/16 .....................     1,001,204      1,157,951
        #303532, Adjustable Rate, 3/1/29 ............     2,121,376      2,102,685
        #54844, Adjustable Rate, 09/01/27 ...........     1,934,746      1,913,385
    Government National Mortgage Assn. Pass Thru
      Pool:
        #297628, 8.00%, 9/15/22 .....................     1,573,171      1,589,672
        #313110, 7.50%, 11/15/22 ....................     1,873,034      1,929,336
                                                        -----------    -----------
  (Cost $148,807,197)                                   307,570,333    153,315,098
                                                        -----------    -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........   534,093,585    380,675,430
                                                        -----------    -----------
  (Cost $376,339,561)
CORPORATE BONDS AND NOTES -- 11.41%
  Finance -- 11.41%
    American Express Credit Corp., 8.50%, 6/15/99 ...       300,000        311,385
    Associates Corp. of North America:
        9.125%, 4/1/00 ..............................     1,675,000      1,781,279
        8.15%, 8/1/09 ...............................     3,625,000      3,862,329
    Case Equipment Loan Trust Asset Backed Ctf.:
        1994 Series A, Class A2, 4.65%, 8/15/99 .....       225,389        225,087
        1994 Series C, Class A2, 8.10%, 6/15/01 .....     1,403,405      1,429,593
        1996 Series A, Class A2, 5.50%, 2/15/03 .....     5,748,763      5,729,217
    Chase Manhattan Grantor Trust Automobile Loan
      Pass Thru Ctfs.
        Series 1995-B, Class A, 5.90%, 11/15/01 .....       648,035        649,578
    Collaterized Mortgage Obligation Trust CMO:
        Series 12, Class D, 9.50%, 2/1/17 ...........       319,206        328,530
        Series 16, Class Q, IF, 3/20/18 .............       193,495        209,710
    Collaterized Mortgage Securities Corp. CMO:
        Series 88-2 Class B, 8.80%, 4/20/19 .........       397,933        413,227
    First USA Credit Card Master Trust Asset Backed
      Pass Thru Ctf.
        Series 1995-1, Class A, AR, 10/15/01 ........     2,000,000      2,004,500
    Green Tree Financial Corp. Loan Trust Asset
      Backed Ctf.
        Series 1996-A, Class A, 5.70%, 2/15/26 ......       288,673        289,181
    Merrill Lynch Home Equity Loan Asset Backed Pass
      Thru Ctf.
        Series 1992-1, Class A, AR, 7/15/22 .........     1,385,420      1,388,205
    Merrill Lynch MBS Inc. Project Pass Thru Ctf.
        Series 144-S, 7.43%, 7/25/24 ................       540,749        538,197
    Merrill Lynch Trust 43-E CMO, Series 43, Class E,
        6.50%, 8/27/15 ..............................     1,500,000      1,465,032
    Morgan Stanley Mortgage Trust, CMO:
        Series 35-2, HB, IF, 4/20/21 ................         2,777        454,665
        Series 37-2, HB, IF, 7/20/21 ................         2,737        410,612
        Series 39-3, PO, 12/20/21 ...................       523,647        403,150
    Navistar Financial Corp. Owner Trust Asset Backed
      Pass Thru Ctf.
        Series 1995-A, Class A2, 6.55%, 11/20/01 ....     1,489,914      1,496,424
    Olympic Automobile Receivables Trust Asset Backed
      Pass Thru Ctf. ................................
        Series 1996-C, Class A4, 6.80%, 03/15/02 ....     4,500,000      4,551,615

                                      84


    Olympic Automobile Receivables Trust Asset Backed
      Pass Thru Ctf. ................................
        Series 1996-C, Class A5, 7.00%, 03/15/04 ....     2,650,000      2,692,400
    Onyx Acceptance Grantor Trust Auto Loan Pass Thru
      Ctf.
        Series 1996-1, Class A, 5.40%, 5/15/01 ......       754,770        747,690
    Onyx Acceptance Grantor Trust Auto Loan Pass Thru
      Ctf.
        Series 1997-1, Class A, 6.55%, 09/15/03 .....     2,511,341      2,517,620
    Rural Housing Trust 1987-1, Senior Mortgage Pass
      Thru Ctf.
        Sub Class 3-B, 7.33%, 4/1/26 ................       414,083        416,902
    Standard Credit Card Master Trust Asset Backed
      Ctf.
        Series 1995-10, Class A, 5.90%, 2/7/01 ......     2,520,000      2,513,473
    Superior Wholesale Inventory Fing Trust Asset
      Backed Ctf.
        Series 1996-A, Class A, AR, 3/15/01 .........     2,000,000      2,000,620
    Toyota Auto Receivable Grantor Trust Asset Backed
      Ctf.
        Series 1995-A, Class A, 5.85%, 3/15/01 ......       454,150        453,582
    Western Financial Owner Trust Asset Backed Pass
      Thru Ctf.
        Series 1996-C, Class A4, 6.80%, 12/20/03 ....     6,000,000      6,062,640
    World Omni Automobile Asset Backed Ctf. .........
        Series 1997-A, Class A4, 6.90%, 06/25/03 ....     3,000,000      3,041,100
    World Omni Automobile LSE SEC Trust Asset Backed
      Ctf.
        Series 1995-A, Class A, 6.05%, 11/25/01 .....     4,290,007      4,292,666
                                                        -----------    -----------
TOTAL CORPORATE BONDS AND NOTES .....................    51,364,494     52,680,209
                                                        -----------    -----------
  (Cost $52,188,761)
FOREIGN -- 1.44%
  African Development Bank Note, 9.30%, 7/1/00 ......       983,000      1,052,095
  Metropolis of Tokyo, 8.70%, 10/5/99 ...............     1,500,000      1,576,602
  National Australia Bank Ltd., 9.70%, 10/15/98 .....       400,000        417,220
  Ontario Province of Canada Senior Unsubordinated
      Debenture,
              7.375%, 01/27/03 ......................     3,500,000      3,603,562
                                                        -----------    -----------
  (Cost $6,770,442)                                       6,383,000      6,649,479
                                                        -----------    -----------
TOTAL INVESTMENTS ...................................                 $461,827,655
                                                                      ============
  (Cost $457,121,301)

                      See Notes to Financial Statements.

                      Notes to Portfolio of Investments

(a) The Fund invests in securities whose value is derived froMAn underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $841,090. The book cost of certain IO and HB securities includes AWrite down in the amount of $2,239,420 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in Note 4 in Notes to Financial Statements.

                      See Notes to Financial Statements.

Pegasus Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENTS -- 7.78%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/2/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...   $43,554,610  $ 43,554,610
  Prudential Securities, Inc, Revolving Repurchase
    Agreement, 6.15%, 7/1/97 (secured by various U.S.
    Treasury & Agency obligations with maturies
    ranging from 7/2/97 through 6/26/07 at various
    interest rates ranging from 0.00% to 8.20%, all
    held at The Bank of New York) ...................    20,000,000    20,000,000
  Lehman Brothers Inc., Revolving Repurchase
    Agreement, 6.10%, 7/1/97 (secured by U.S.
    Treasury & Agency obligations with maturities
    ranging from 7/01/97 through 5/01/04 at various
   interest rates ranging from 0.00% to 13.00%, all
    held at Chase Bank) .............................    17,000,000    17,000,000
                                                                       ----------
  (Cost $80,554,610)                                                   80,554,610
                                                                       ----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 80.74%
  U.S. Treasury Securities -- 43.11%
    Principal Strips from U.S. Treasury Securities
      due:
        5/15/17 .....................................    10,420,000     2,644,909
        8/15/17 .....................................    33,315,000     8,310,427
    Strips from U.S. Treasury Securities due:
        5/15/98 .....................................     1,800,000     1,713,294
        8/15/98 .....................................     1,500,000     1,405,230
        11/15/98 ....................................     1,700,000     1,568,998
        2/15/99 .....................................    10,805,000     9,813,425
        8/15/99 .....................................     9,000,000     7,916,580
        8/15/00 .....................................     5,000,000     4,122,890
        2/15/01 .....................................     2,450,000     1,953,998
        5/15/05 .....................................     3,950,000     2,365,537
        2/15/11 .....................................     5,525,000     2,198,342
        5/15/11 .....................................     9,338,000     3,648,730
        2/15/12 .....................................     4,555,000     1,684,257
        2/15/13 .....................................    10,700,000     3,665,713
        5/15/13 .....................................    10,594,000     3,565,517
        8/15/13 .....................................     3,500,000     1,156,855
        2/15/14 .....................................    20,400,000     6,504,744
        2/15/15 .....................................     2,000,000       593,840
        5/15/18 .....................................    15,620,000     3,700,378
        11/15/18 ....................................    49,840,000    11,394,919
    U.S. Treasury Bonds:
        10.75%, 5/15/03 .............................     1,000,000     1,207,660
        11.125%, 8/15/03 ............................     3,500,000     4,315,395
        11.625%, 11/15/04 ...........................     5,000,000     6,478,100
        12.75%, 11/15/10 ............................    67,700,000    93,944,582
        10.375%, 11/15/12 ...........................    15,965,000    20,265,492
        12.50%, 8/15/14 .............................     1,300,000     1,911,611
        9.875%, 11/15/15 ............................     1,000,000     1,315,000
        7.50%, 11/15/16 .............................     5,395,000     5,765,043
        8.75%, 5/15/17 ..............................     9,945,000    11,965,028
        7.875%, 2/15/21 .............................     2,500,000     2,787,500

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

    U.S. Treasury Notes:
        3.375%, 1/15/07 Inflation Protection Series .     3,030,630     2,959,598
        5.875%, 7/31/97 .............................     2,100,000     2,100,651
        8.625%, 8/15/97 .............................    18,900,000    18,973,899
        8.75%, 10/15/97 .............................     6,150,000     6,206,703
        5.25%, 12/31/97 .............................     8,410,000     8,399,488
        7.875%, 1/15/98 .............................     8,292,000     8,390,426
        8.125%, 2/15/98 .............................     3,000,000     3,043,590
        7.875%, 4/15/98 .............................    21,125,000    21,468,281
        5.00%, 1/31/99 ..............................     6,450,000     6,353,250
        7.00%, 4/15/99 ..............................     9,600,000     9,751,488
        9.125%, 5/15/99 .............................     2,400,000     2,527,128
        6.875%, 7/31/99 .............................     7,410,000     7,517,667
        7.75%, 11/30/99 .............................    43,405,000    44,917,230
        7.125%, 2/29/00 .............................    26,300,000    26,875,181
        6.75%, 4/30/00 ..............................     6,200,000     6,281,344
        6.125%, 7/31/00 .............................     4,000,000     3,986,240
        8.75%, 8/15/00 ..............................    12,250,000    13,101,742
        7.75%, 2/15/01 ..............................     2,000,000     2,091,560
        7.50%, 11/15/01 .............................     6,800,000     7,085,804
        5.75%, 8/15/03 ..............................     1,250,000     1,207,025
        7.25%, 5/15/04 ..............................     9,000,000     9,381,060
        6.50%, 8/15/05 ..............................     4,000,000     3,988,760
                                                                     ------------
  (Cost $440,636,274)                                                 446,492,109
                                                                     ------------
  Agency Obligations -- 37.63%
    Federal Home Loan Mortgage Corp. Participation
      Ctfs.:
        #170269, 12.00%, 8/1/15 .....................     1,315,737     1,475,495
        #200070, 7.50%, 4/1/02 ......................       195,325       195,888
        #274081, 7.50%, 7/1/16 ......................        78,602        79,060
        #289711, 7.50%, 4/1/17 ......................       120,190       120,842
        #555238, 12.00%, 7/1/19 .....................       619,442       694,873
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 10 Class D, 10.00%, 7/15/18 ..........       384,061       387,779
        Series 11 Class D, 9.50%, 7/15/19 ...........     3,000,000     3,265,713
        Series 13 Class SA, IF, 4/25/23 .............     1,681,783     1,505,643
        Series G-21 Class SD, IF, 8/25/22 ...........     3,450,000     3,079,856
        Series 22 Class C, 9.50%, 4/15/20 ...........     1,104,876     1,200,695
        Series 23 Class E, 9.40%, 8/15/19 ...........       405,906       414,695
        Series 23 Class F, 9.60%, 4/15/20 ...........     1,575,000     1,715,928
        Series G-29 Class SD, IO, IF, 4/25/24 .......    18,366,546       592,009
        Series 32 Class B, 9.50%, 8/15/19 ...........       159,170       159,356
        Series 38 Class C, 9.50%, 1/15/19 ...........       181,548       183,560
        Series 41 Class I, HB, 84.00%, 5/15/20 ......        95,268       315,824
        Series 47 Class F, 10.00%, 6/15/20 ..........       500,000       544,030
        Series 48 Class BE, IF, IO, 01/25/23 ........    15,887,574     1,449,741
        Series 99 Class Z, 9.50%, 1/15/21 ...........     1,536,084     1,631,966
        Series 204 Class E, HB, IF, 5/15/23 .........        21,745       513,597

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

        Series 1045 Class G, HB, 1066.2085%, 2/15/21          3,648       121,100
        Series 1051 Class D, 7.00%, 11/15/19 ........       769,935       775,825
        Series 1065 Class J, 9.00%, 4/15/21 .........     2,000,000     2,129,114
        Series 1072 Class A, HB, 1008.50%, 5/15/06 ..        24,056       550,790
        Series 1079 Class S, IF, 5/15/21 ............       977,554     1,075,505
        Series 1084 Class F, AR, 5/15/21 ............     2,350,000     2,396,633
        Series 1084 Class S, IF, 5/15/21 ............     1,645,000     2,040,933
        Series 1089 Class C, HB, IO, IF, 6/15/21 ....        61,514       855,994
        Series 1098 Class M, HB, 10.08%, 6/15/06 ....        11,058       253,314
        Series 1144 Class KB, 8.50%, 9/15/21 ........     2,000,000     2,088,876
        Series 1172 Class L, HB, 1167.776%, 11/15/21         17,594       589,783
        Series 1196 Class B, HB, IF, 1/15/22 ........        64,312       831,306
        Series 1295 Class JB, 4.50%, 3/15/07 ........     2,400,000     2,152,224
        Series 1297 Class H, 7.50%, 1/15/20 .........     1,901,091     1,897,707
        Series 1298 Class L, HB, 981.8667%, 6/15/07 .         9,000       357,850
        Series 1329 Class S, IO, IF, 8/15/99 ........     3,798,893       181,883
        Series 1370 Class F, 6.75%, 3/15/19 .........       600,000       598,446
        Series 1378 Class H, 10.00%, 1/15/21 ........     3,800,000     4,287,650
        Series 1378 Class JZ, 7.50%, 11/15/21 .......     3,331,178     3,356,206
        Series 1389 Class SA, IF, 10/15/07 ..........     1,249,383       949,023
        Series 1414 Class LA, AR, 11/15/07 ..........     2,002,047     1,928,069
        Series 1414 Class LB, IF, 11/15/07 ..........     2,761,444     2,611,975
        Series 1418 Class B, 6.50%, 11/15/19 ........     2,250,000     2,214,900
        Series 1465 Class SA, IO, IF, 2/15/08 .......    18,162,764       932,386
        Series 1470 Class F, AR, 2/15/23 ............     1,975,331     1,932,051
        Series 1483 Class E, 6.50%, 2/15/20 .........     3,407,500     3,358,125
        Series 1489 Class L, 5.50%, 4/15/08 .........     1,324,889     1,296,218
        Series 1506 Class F, AR, 5/15/08 ............     2,392,255     2,417,113
        Series 1506 Class S, IF, 5/15/08 ............       494,648       449,179
        Series 1506 Class SD, IO, IF, 5/15/08 .......    17,391,020       845,899
        Series 1531 Class K, 6.00%, 4/15/08 .........     1,127,152     1,075,900
        Series 1544 Class TA, IF, 07/15/08 ..........     1,862,666     1,815,210
        Series 1561 Class SC, IF, 8/15/08 ...........     1,575,139     1,393,471
        Series 1575 Class FB, AR, 8/15/08 ...........     2,685,107     2,748,454
        Series 1575 Class SB, IF, 8/15/08 ...........       895,036       581,284
        Series 1583 Class NS, IF, 9/15/23 ...........     1,270,128       922,772
        Series 1586 Class A, 6.00%, 9/15/08 .........     1,401,775     1,359,374
        Series 1595 Class S, IO, IF, 10/15/13 .......    11,647,286       504,048
        Series 1601 Class S, IF, 10/15/08 ...........     2,648,070     2,638,140
        Series 1602 Class O, 6.00%, 10/15/23 ........     2,463,000     2,260,103
        Series 1604 Class SE, IF, 11/15/08 ..........       935,165       798,975
        Series 1606 Class LC, AR, 5/15/08 ...........     1,883,250     1,946,320
        Series 1606 Class LD, IF, 05/15/08 ..........       424,411       312,889
        Series 1612 Class SD, IF, 11/15/08 ..........     3,202,495     2,385,859
        Series 1628 Class S, IF, 12/15/23 ...........     2,550,000     1,463,037
        Series 1633 Class SE, IF, 12/15/23 ..........     1,278,652     1,280,854
        Series 1635 Class O, IF, 12/15/08 ...........     4,508,156     4,518,650
        Series 1640 Class A, 5.50%, 10/15/07 ........       865,109       839,964
        Series 1646 Class MB, IF, 10/15/22 ..........     2,571,363     2,479,053
        Series 1647 Class FB, AR, 12/15/08 ..........       746,606       730,458

                                      89


        Series 1647 Class SB, IF, 12/15/08 ..........     2,096,926     1,883,417
        Series 1655 Class F, AR, 12/15/08 ...........     1,494,755     1,508,154
        Series 1655 Class SA, IF, 12/15/08 ..........       344,875       261,457
        Series 1681 Class K, 7.00%, 8/15/23 .........     1,041,789     1,016,374
        Series 1686 Class SH, IF, 2/15/24 ...........     1,535,892     1,037,068
        Series 1686 Class SL, IF, 2/15/24 ...........     1,201,836     1,029,117
        Series 1689 Class SD, IF, 10/15/23 ..........     1,725,000     1,451,299
        Series 1694 Class SE, IF, 5/15/23 ...........     1,355,933     1,231,412
        Series 1701 Class S, IF, 03/15/09 ...........     4,137,943     3,734,493
        Series 1706 Class LA, 7.00%, 3/15/24 ........     4,258,897     4,223,050
        Series 1716 Class F, IF, 04/15/09 ...........     2,524,525     2,536,983
        Series 1723 Class F, IF, 05/15/04 ...........     5,013,466     4,941,353
        Series 1796-A, Class S, IF, 2/15/09 .........     1,000,000       780,620
        Series 1807 Class G, 9.00%, 1/1/06 ..........     2,074,640     2,191,949
        Series 1825 Class C, 5.7999%, 12/15/23 ......     2,000,000     1,817,612
        Series 1849 Class A, PO, 12/15/08 ...........     3,015,568     1,628,859
        Series 1854 Class C, PO, 4/15/08 ............     2,725,000     1,750,221
        Series 1854 Class SE, IO, IF, 12/15/23 ......     9,886,816     2,817,743
        Series 1900 Class FA, IF, 03/15/09 ..........    10,820,440    10,885,309
        Series 1900 Class I, IF, PO, 10/15/08 .......     4,412,727     2,844,528
        Series 1930 Class SJ, IF, IO, 07/15/16 ......    13,764,763     1,161,333
        Series 1946 Class 1, IO, 10/15/08 ...........     3,006,111     1,796,807
        Series 1956 Class A, 7.00%, 12/20/21 ........     4,656,211     4,640,515
        Series 1993 Class SJ, IO, IF, 03/15/12 ......    26,262,954     2,215,805
    Federal Housing Adminstration Merrill Lynch
      Project
      Pass Thru Ctfs., 7.43%, 8/1/20 ................     1,331,878     1,348,793
    Federal Housing Administration Project #07335307,
      7.43%, 1/1/22 .................................     1,772,448     1,802,934
    Federal Housing Administration Greystone, 7.43%,
      11/1/22 .......................................     2,581,654     2,613,925
    Federal National Mortgage Assn. Mortgage Backed
      Securities,
      Stripped Trust:
        23, Class 2, IO, 10.00%, 9/1/17 .............       970,224       304,893
        50, Class 2, IO, 10.50%, 3/25/19 ............       129,137        42,784
    Federal National Mortgage Assn. Pass Thru
      Securities:
        Pool #44699, 7.00%, 4/1/17 ..................       261,601       258,987
        Pool #50966, 7.00%, 1/1/24 ..................     1,811,516     1,788,961
        Pool #54844, Adjustable Rate, 9/01/27 .......     5,589,513     5,527,799
        Pool #70226, Adjustable Rate, 1/1/19 ........       506,078       496,273
        Pool #116612, Adjustable Rate, 3/1/19 .......     1,956,568     2,044,260
        Pool #160330, 6.345%, 3/1/99 ................     2,335,145     2,327,859
        Pool #303306, 12.50%, 1/1/16 ................     1,516,975     1,754,472
        Pool #303532, Adjustable Rate, 3/1/29 .......     5,696,288     5,646,098
    Federal National Mortgage Assn. Pass Thru
      Securities
      Guaranteed Remic Trust:
        1988 Class 7-Z, 9.25%, 4/25/18 ..............       602,132       634,782
        1988 Class 17-B, 9.40%, 10/25/17 ............       339,516       346,339
        1989 Class 27-D, 10.00%, 1/25/16 ............       275,921       279,527
        1989 Class 34-E, 9.85%, 8/25/14 .............       791,865       811,595
        1989 Class 70-G, 8.00%, 10/25/19 ............     2,000,000     2,071,818
        1989 Class 73-C, PO, 10/25/19 ...............     1,148,500     1,001,166

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

        1989 Class 78-H, 9.40%, 11/25/19 ............     1,250,000     1,358,868
        1990 Class 1-D, 8.80%, 1/25/20 ..............     2,742,780     2,878,690
        1990 Class 60-K, 5.50%, 6/25/20 .............       721,696       683,670
        1990 Class 63-H, 9.50%, 6/25/20 .............       900,000       974,954
        1990 Class 93-G, 5.50%, 8/25/20 .............     1,487,092     1,408,559
        1990 Class 94-H, HB, 505.00%, 8/25/20 .......        30,143       529,860
        1990 Class 95-J, HB, 1118.04%, 8/25/20 ......        15,500       681,545
        1990 Class 102-J, 6.50%, 8/25/20 ............     3,577,459     3,484,670
        1990 Class 120-H, 9.00%, 10/25/20 ...........     3,100,000     3,352,005
        1990 Class 134-SC, IF, 11/25/20 .............       860,777       985,337
        1990 Class 140-K, HB, 652.1454%, 12/25/20 ...        16,276       514,044
        1991 Class 4-N, HB, 758.75%, 1/25/06 ........         7,260       124,234
        1991 Class 7-K, HB, 908.50%, 2/25/21 ........         5,428       159,218
        1991 Class 24-Z, 5.00%, 3/25/21 .............     1,365,951     1,184,348
        1991 Class 33-J, HB, 1008.25%, 4/25/06 ......         6,899       158,577
        1991 Class 144-PZ, 8.50%, 6/25/21 ...........     2,424,036     2,534,783
        1992 Class 13-S, HB, IF, 1/25/99 ............        24,065       160,345
        1992 Class 27-SQ, HB, IF, 5/25/22 ...........         5,705       952,742
        1992 Class 85-S, IF, 6/25/99 ................     3,490,458     3,690,080
        1992 Class 134-B, IO, 9.00%, 8/15/22 ........       858,291       261,779
        1992 Class 135-LC, 7.50%, 9/25/07 ...........     1,000,000     1,024,896
        1992 Class 137-BA, 3.50%, 1/25/17 ...........     1,491,171     1,434,232
        1992 Class 186-M, 6.00%, 9/25/07 ............     1,025,831       964,619
        1992 Class 199-S, IO, IF, 11/25/99 ..........     9,782,687       396,033
        1992 Class 201-SB, IF, 10/25/22 .............       500,000       461,823
        1992 Class 204-B, 6.00%, 10/25/20 ...........     4,300,000     4,097,427
        1992 Class 206-FA, IF, 6/25/18 ..............     3,484,000     3,373,888
        1992 Class 215-PM, 7.875%, 11/25/21 .........     1,600,000     1,668,189
        1993 Class 8-SB, IO, IF, 8/25/06 ............     9,622,922       439,383
        1993 Class 12-S, IO, 6.25%, 2/25/23 .........     5,731,668       365,176
        1993 Class 12-SB, HB, IF, 2/25/23 ...........        45,320       401,522
        1993 Class 13-G, 6.00%, 6/25/20 .............     2,000,000     1,933,360
        1993 Class 19-G, 5.00%, 5/25/19 .............     3,265,000     3,034,635
        1993 Class 19-K, 6.50%, 6/25/19 .............     3,397,321     3,315,106
        1993 Class 27-SE, IF, 8/25/23 ...............     1,343,715       668,579
        1993 Class 32-K, 6.00%, 3/25/23 .............     1,915,747     1,800,701
        1993 Class 38-S, IO, IF, 11/25/22 ...........    18,883,038       492,073
        1993 Class 44-S, IO, IF, 4/25/23 ............    10,556,396       525,402
        1993 Class 58-J, 5.50%, 4/25/23 .............     1,578,381     1,520,830
        1993 Class 94-K, 6.75%, 5/25/23 .............     1,143,159     1,114,175
        1993 Class 113-S, IO, IF, 7/25/23 ...........     7,178,848       468,484
        1993 Class 139-SG, IF, 8/25/23 ..............     3,779,324     2,472,252
        1993 Class 152-D, PO, 8/25/23 ...............     1,000,000       871,529
        1993 Class 155-LA, 6.50%, 5/25/23 ...........     4,070,727     4,013,965
        1993 Class 155-SB, IO, IF, 9/25/23 ..........     9,205,112       703,261
        1993 Class 156-SD, IF, 10/25/19 .............     1,250,000       869,193
        1993 Class 107-F, IF, 6/25/08 ...............       956,087       921,473
        1993 Class 174-SB, IF, 11/25/07 .............     1,510,313     1,379,721

                                      91


        1993 Class 175-FE, AR, 9/25/08 ..............     1,000,000       967,146
        1993 Class 186-SA, IF, 9/25/08 ..............       963,534     1,005,662
        1993 Class 187-SA, IF, 9/25/23 ..............       987,304       960,348
        1993 Class X-188A, IO, 8/25/06 ..............     6,745,833       538,958
        1993 Class 189-SH, IF, 3/25/22 ..............     2,000,000     1,734,742
        1993 Class 206-SD, IF, 11/25/23 .............     1,250,000     1,092,666
        1993 Class 207-SC, IF, 11/25/23 .............     3,411,920     2,302,480
        1993 Class 209-KB, 5.659%, 8/25/08 ..........     6,063,310     5,671,378
        1993 Class 214-L, 6.00%, 12/25/08 ...........       903,894       870,785
        1993 Class 220-SD, IF, 11/25/13 .............     2,087,684     1,443,794
        1993 Class 221-FH, IF, 12/25/08 .............     2,000,000     2,038,994
        1993 Class 223-FB, AR, 12/25/23 .............     7,114,174     6,851,938
        1993 Class 223-SB, IF, 12/25/23 .............     3,081,707     2,585,909
        1993 Class X-225C-FP, AR, 12/25/22 ..........     1,600,000     1,396,139
        1993 Class XG23A-A, PO, 7/25/20 .............     6,700,000     5,727,194
        1994 Class 12-FB, IF, 1/25/09 ...............       353,022       345,905
        1994 Class 12-SB, IF, 1/25/09 ...............     2,376,956     2,130,461
        1994 Class 13-ZB, 7.00%, 11/17/24 ...........     2,634,689     2,454,055
        1994 Class 19-C, 5.00%, 1/25/24 .............     2,819,317     2,558,947
        1994 Class 26-G, PO, 2/25/24 ................     2,278,569     1,395,446
        1994 Class 30-LA, 6.50%, 2/25/09 ............     1,790,850     1,769,301
        1994 Class 32-F, IF, 3/25/09 ................     1,618,924     1,570,665
        1994 Class 32-S, IF, 3/25/09 ................     2,914,062     2,700,604
        1994 Class 33-FA, IF, 3/25/09 ...............     2,910,683     2,828,331
        1994 Class 36-SG, IO, IF, 8/25/23 ...........     7,651,123       654,095
        1994 Class 39-F, AR, 3/25/24 ................     1,093,089     1,093,724
        1994 Class 39-S, IF, 3/25/24 ................       420,419       384,837
        1994 Class 76-FA, IF, 4/25/24 ...............     2,252,007     2,184,749
        1994 Class 82-SA, IO, IF, 5/25/23 ...........    35,494,902     1,148,686
        1995 Class 13-B, 6.50%, 3/25/09 .............     3,763,604     3,660,120
        1995 Class XG1C C, 8.80%, 1/25/25 ...........     1,774,000     1,973,492
        1996 Class 7-C 6.50%, 12/25/10 ..............     1,000,000       946,435
        1996-20, Class L, PO, 9/25/08 ...............     3,165,000     1,873,338
        1996 Class 24-K, PO, 2/25/08 ................     3,775,000     2,607,249
        1996 Class 24-B, PO, 10/25/08 ...............     3,800,000     2,065,543
        1996 Class 46-A, 5.00%, 2/25/09 .............     5,750,000     5,505,217
        1997 Class 20, IO, IF, 3/25/27 ..............    64,734,653     3,929,393
        1997 Class 20-S, IF, 3/25/27 ................     3,054,459     1,763,385
        1997 Class 29-PL, IO, 7.50%, 8/18/26 ........     7,875,000     3,666,758
        1997 Class 32-C, PO, 10/25/21 ...............     4,400,000     3,669,547
        1997 Class 48-FB, IF, 3/25/25 ...............     4,686,626     4,686,626
        1997 Class 50-FD, 6.0875%, 4/18/27 ..........     6,000,000     5,998,080
        1997 Class M1-B, IF, 10/17/09 ...............     3,750,000     3,817,125
        1992-G Class 15-Z, 7.00%, 1/25/22 ...........     1,813,742     1,676,520
        1992-G Class 31-W, 8.00%, 9/25/21 ...........     2,234,769     2,261,899
        1992-G Class 35-G, 1184.775%, HB, IO, 7/25/22       733,699     1,373,496
        1992-G Class 42-Z, 7.00%, 7/25/22 ...........     2,466,457     2,349,177
        1992-G Class 59-C, 6.00%, 12/25/21 ..........     3,700,000     3,558,919
        1992-G Class 59-F, AR, 10/25/22 .............     1,709,415     1,661,642
        1992-G Class 61-GJ, IF, 10/25/22 ............     3,816,281     3,762,822

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

        1992-G Class 61-Z, 7.00%, 10/25/22 ..........     1,074,053       968,504
    Government National Mortgage Assn. Pass Thru
      Securities
      Guaranteed Remic Trust:
        1994 Class 4-SA, IO, IF, 10/16/22 ...........     6,454,360       387,835
        1996 Class 15-OB, 9.00%, 11/20/21 ...........     4,528,250     4,840,441
        1996 Class 26-S, IO, IF, 12/16/20 ...........    24,806,696     1,457,393
    Government National Mortgage Assn. Pass Thru
      Pool:
        #023594, 8.50%, 7/15/08 .....................       357,137       378,356
        #190923, 9.00%, 12/15/16 ....................       358,594       385,489
        #297628, 8.00%, 9/15/22 .....................     2,809,551     2,894,003
        #313110, 7.50%, 11/15/22 ....................     2,170,976     2,193,747
        #345288, 7.50%, 3/15/23 .....................       723,265       730,078
                                                                     ------------
  (Cost $377,380,406)                                                 389,806,988
                                                                     ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                 836,299,097
                                                                     ------------
  (Cost $818,016,680)
CORPORATE BONDS AND NOTES -- 9.85%
  Finance -- 8.82%
    ABN Amro Bank NV, 7.25%, 5/31/05 ................     2,000,000     2,021,710
    Associates Corp. of North America:
        9.125%, 4/1/00 ..............................     2,350,000     2,499,107
        8.15%, 8/1/09 ...............................     3,085,000     3,286,975
    American Re Corp., Series B, 7.45%, 12/15/26 ....     1,500,000     1,485,300
    Case Equipment Loan Trust Asset Backed Ctf.:
        5.50%, 2/15/03 ..............................     6,270,337     6,249,018
        7.30%, 3/15/02 ..............................     1,957,859     1,984,271
    Chase Manhattan Grantor Trust, Series 95-B,
      5.90%, 11/15/01 ...............................       756,041       757,841
    Chase Manhattan Corp., Subordinated Note, 9.75%,
      11/1/01 .......................................     2,000,000     2,223,724
    Chevy Chase Automobile Recievable Trust Asset
      Backed Pass
      Thru Ctf.:
        Series 1995-2, Class A, 5.80%, 6/15/02 ......       974,243       974,691
    Collateralized Mortgage Obligation Trust CMO:
        Trust 12-D, 9.50%, 2/1/17 ...................       638,411       657,060
        Trust 16-Q, IF, 3/20/18 .....................       343,076       371,826
    Dayton Hudson Credit Card Master Trust Asset
      Backed Ctf.
        Series A, 6.10%, 2/25/02 ....................     1,500,000     1,505,130
    First USA Credit Card Master Trust, VR, 10/15/01      4,100,000     4,109,225
    Ford Credit Grantor Trust, Series 94-A, 6.35%,
      5/15/99 .......................................       582,649       584,443
    Government National Mortgage Assn. Backed Trust I
      CMO, Class A, Zero Coupon, PO, 5/20/17 ........       239,356       192,106
    Green Tree Financial Corp. Loan Trust Asset
      Backed Ctf.:
        Series 1995-A, Class A6, 7.30%, 7/15/25 .....     3,000,000     3,023,340
        Series 1996-A, Class A, 5.70%, 2/15/26 ......       378,883       379,550
    Merrill Lynch Trust Series 43 Class E CMO, 6.50%,
      8/27/15 .......................................     4,000,000     3,906,752
    Merrill Lynch Home Equity Loan, 1992-1, Class A,
      Variable Rate,
        7/15/22 .....................................     1,731,775     1,735,256
    Merrill Lynch MBS 144-S, 7.43%, 7/25/24 .........     4,686,493     4,664,373

                                      93


    Morgan Stanley Mortgage Trust CMO:
        Series 35-2, HB, IF, 4/20/21 ................         3,644       596,725
        Series 37-2, HB, IF, 7/20/21 ................         4,038       605,625
        Series 39-3, PO, 12/20/21 ...................       673,261       518,336
    Navistar, Class A-2, 6.55%, 11/20/01 ............     1,915,603     1,923,974
    Olympic Automobile Receivables Trust Asset Backed
      Pass Thru Ctf. ................................
        Series 1996-C, Class A5, 7.00%, 12/15/01 ....     3,500,000     3,556,000
        Series 1996-C, Class A4, 6.80%, 3/15/02 .....     7,000,000     7,080,290
    ONYX Acceptance CMO Trust, 5.40%, 2/15/01 .......       754,770       747,690
    ONYX Accpetance Grantor Trust Auto Loan Pass Thru
      Ctf.
        Series 1997-1, Class A5, 6.55%, 9/15/03 .....     5,157,219     5,170,112
    PaineWebber CMO Trust:
        Series H-4, 8.75%, 4/1/18 ...................       706,307       734,148
        Series P-4, 8.50%, 8/1/19 ...................     2,815,246     2,917,293
    Rural Housing Trust 1987-1 Sr. Mortgage Pass Thru
      Ctf.,
        Class 3-B, 7.33%, 4/1/26 ....................       925,474       931,777
    Salomon Inc. Note, 6.70%, 12/1/98 ...............     2,500,000     2,512,285
    Sears Credit Account Master Trust Asset Backed
      Ctf.
        Series 1995-3, Class A, 7.00%, 10/15/04 .....     1,600,000     1,627,504
    Standard Credit Card Master Trust Asset Backed
      Ctf.,
        Series 1994-2, Class A, 7.25%, 4/7/08 .......     1,800,000     1,841,724
    Superior Wholesale, 1996-A, Adjustable Rate,
      3/15/01 .......................................     2,700,000     2,700,837
    Toyota Auto Receivables Grantor Trust, Series
      95-A
        Class A, 5.85%, 3/15/01 .....................       455,141       454,572
    Western Financial Asset Backed Pass Thru Ctf.
        Series 1996-C, Class A4, 6.80%, 12/20/03 ....     4,150,000     4,193,326
    World Omni Automobile LSE SEC Trust, Series 95-5
        Class A, 6.05%, 11/25/01 ....................     6,021,063     6,024,796
    World Omni Asset Backed Pass Thru Ctf.
        Series 1997-A, Class A4, 6.90%, 6/25/03 .....     4,600,000     4,663,020
                                                                     ------------
  (Cost $89,744,615)                                                   91,411,732
                                                                     ------------
  Industrial -- 0.80%
    Boeing Co., 7.95%, 8/15/24 ......................     1,730,000     1,889,229
    Dayton Hudson Co., 7.875%, 6/15/23 ..............     1,800,000     1,791,094
    General Motors Corp., 8.80%, 3/1/21 .............     2,695,000     3,068,257
    Monsanto Co., 8.20%, 4/15/25 ....................     1,500,000     1,540,953
                                                                     ------------
  (Cost $7,519,813)                                                     8,289,533
                                                                     ------------
  Public Utility -- 0.23%
    Nippon Telegraph & Telephone Corp., 9.50%,
      7/27/98 .......................................     1,355,000     1,401,693
    West Texas Utilities, 6.375%, 10/1/05 ...........     1,000,000       960,967
                                                                     ------------
  (Cost $2,388,783)                                                     2,362,660
                                                                     ------------
TOTAL CORPORATE BONDS AND NOTES .....................                 102,063,925
                                                                     ------------
  (Cost $99,653,211)

                                      94


FOREIGN -- 1.63%
  African Development Bank Note, 9.30%, 7/1/00 ......     1,572,000     1,682,496
  Kingdom of Belgium Put Euro Dollar, 9.20%, 6/28/00      2,000,000     2,383,750
  Metropolis of Tokyo, 8.70%, 10/5/99 ...............     2,250,000     2,364,903
  National Australia Bank Ltd, 9.70%, 10/15/98 ......       800,000       834,440
  Province of Ontario Eurobond, 7.375%, 1/27/03 .....     4,400,000     4,530,192
  Province of Quebec, 9.125%, 8/22/01 ...............     2,515,000     2,713,056
  Quebec Province of Canada, 6.50%, 1/17/06 .........     2,500,000     2,404,075
                                                                   --------------
  (Cost $16,658,456)                                                   16,912,912
                                                                   --------------
TOTAL INVESTMENTS ...................................              $1,035,830,544
                                                                   ==============
  (Cost $1,014,882,957)

                      See Notes to Financial Statements.

                      Notes to Portfolio of Investments

(a) The Fund invests in securities whose value is derived froMAn underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Descriptions of certain collateralized mortgage obligations are as follows:

    Adjustable Rate (AR)

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's, the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(b) Based upon estimated future cash flows, income is currently not being recognized on certain IO, HB, and CMO securities with an aggregate market value of $1,446,028. The book cost of certain IO and HB securities includes AWrite down in the amount of $5,725,668 taken during 1993 to properly state the net realizable value of the securities. The write down results in a lower cost of investments than the tax cost disclosed in
    Note 4 in Notes to Financial Statements.

                      See Notes to Financial Statements.

Pegasus Short Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------

TEMPORARY CASH INVESTMENT -- 0.14%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...  $    260,813  $    260,813
  (Cost $260,813)                                                    ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 71.19%
  U.S. Treasury Securities -- 55.00%
    Strip from U.S. Treasury Note Principal due:
      8/15/98 .......................................       500,000       468,410
    U.S. Treasury Notes:
      7.875%, 1/15/98 ...............................       765,000       774,081
      5.625%, 1/31/98 ...............................    17,610,000    17,530,227
      7.875%, 4/15/98 ...............................     1,000,000     1,037,190
      6.125%, 5/15/98 ...............................     7,600,000     7,622,572
      9.00%, 5/15/98 ................................     4,500,000     4,621,635
      6.00%, 5/31/98 ................................       700,000       701,309
      8.25%, 7/15/98 ................................     2,200,000     2,253,625
      5.25%, 7/31/98 ................................     3,000,000     2,981,250
      6.25%, 7/31/98 ................................     6,265,000     6,290,436
      6.125%, 8/31/98 ...............................     6,040,000     6,055,100
      5.50%, 11/15/98 ...............................     5,000,000     4,970,300
      8.875%, 2/15/99 ...............................     1,000,000     1,043,750
      7.00%, 4/15/99 ................................     1,000,000     1,015,780
      6.375%, 4/30/99 ...............................     7,000,000     7,039,375
      6.25%, 5/31/99 ................................     3,000,000     3,009,375
      6.75%, 5/31/99 ................................     2,200,000     2,225,432
      6.875%, 7/31/99 ...............................     1,000,000     1,014,530
      6.875%, 8/31/99 ...............................     2,000,000     2,029,680
      7.125%, 9/30/99 ...............................     1,000,000     1,020,470
      7.50%, 10/31/99 ...............................     4,035,000     4,149,755
      7.875%, 11/15/99 ..............................     3,000,000     3,048,750
      7.75%, 11/30/99 ...............................     8,750,000     9,054,850
      7.75%, 12/31/99 ...............................     1,000,000     1,035,780
      7.75%, 1/31/00 ................................     9,100,000     9,431,331
      8.50%, 2/15/00 ................................       960,000     1,012,502
      7.125%, 2/29/00 ...............................     2,000,000     2,043,740
      6.875%, 3/31/00 ...............................       500,000       508,125
      6.75%, 4/30/00 ................................     1,700,000     1,722,304
                                                        -----------   -----------
  (Cost $105,774,773)                                   104,425,000   105,711,664
                                                        -----------   -----------
  Agency Obligations -- 16.19%
    Federal Home Loan Bank
      Series GI98, 4.83%, 09/21/98 ..................       500,000       492,265
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 2 Class Z, 9.30%, 3/15/19 ............       982,115     1,035,243
        Series 10 Class D, 10.00%, 7/15/18 ..........        87,287        88,132
        Series 11 Class C, 9.50%, 4/15/19 ...........       338,724       348,204
        Series 26 Class F, 9.50%, 2/15/20 ...........     1,279,206     1,358,070

                                      97


        Series 81 Class A, 8.125%, 11/15/20 .........       339,766       349,078
        Series 85 Class C, 8.60%, 1/15/21 ...........       758,439       785,004
        Series 99 Class Z, 9.50%, 1/15/21 ...........       768,042       815,983
        Series 192 Class H, 9.00%, 7/15/21 ..........       219,610       222,885
        Series 1045 Class G, HB, 1066.208%, 2/15/21 .         1,824        60,551
        Series 1096 Class D, 7.00%, 6/15/20 .........       344,861       346,044
        Series 1424 Class IF, 11/15/22 ..............       876,888       835,785
        Series 1477 Class F, 6.65%, 5/15/18 .........       300,000       300,105
        Series 1490 Class PE, 5.75%, 07/15/06 .......       250,000       247,793
        Series 1497 Class CC, 5.50%, 07/15/14 .......     1,000,000       995,590
        Series 1541 Class EA, 4.00%, 12/15/16 .......     1,000,000       954,420
        Series 1552 Class F, 6.00%,06/15/19 .........       553,000       539,656
        Series 1555 Class PK, 7.00%, 07/15/07 .......     2,000,000     2,000,500
        Series 1559 Class VF, 6.25%, 2/15/20 ........       500,000       492,825
        Series 1560 Class X, Accrual Bond, 6.00%,
          11/15/16 ..................................       943,409       931,333
        Series 1561 Class EA, IF, 06/15/07 ..........       500,000       493,895
        Series 1570 Class D, P/O, 7/15/20 ...........       252,596       232,997
        Series 1578 Class C, 5.50%, 11/15/12 ........       334,199       333,911
        Series 1614 Class G, 5.80%,2/15/19 ..........     1,100,000     1,083,951
        Series 1623 Class PC, 5.00%, 11/15/07 .......       233,752       233,380
        Series 1669 Class C, 5.10%, 8/15/12 .........       490,571       489,453
        Series 1671 Class D, 5.75%, 11/15/16 ........       250,000       249,180
        Series 1698 Class PE, 6.00%, 11/15/05 .......       250,000       247,260
        Series 1727 Class E, 6.50%, 4/15/18 .........     1,000,000       998,930
        Series 1807 Class G, 9.00%, 1/1/06 ..........       715,393       755,844
    Federal National Mortgage Assn. Medium Term Note,
      4.92%, 9/28/98 ................................       220,000       217,421
    Federal National Mortgage Assn. Mortgage Backed
      Securities Stripped Trust 268, Class 2,
      IO,9.00%, 12/25/21 ............................       205,461        65,043
    Federal National Mortgage Assn. Pass Thru
      Securities:
      Pool #070226, AR, 1/1/19 ......................       303,647       297,764
      Pool #111366, AR, 8/1/19 ......................       352,839       370,491
      Pool #116612, AR, 3/1/19 ......................       701,411       732,848
    Federal National Mortgage Assn. Pass Thru
      Securities Gtd. REMIC Trust:
        1994-23 Class PJ, 6.00%, 01/25/02 ...........       250,000       246,810
        1997 32C, Class GP, P/O, 10/25/21 ...........       700,000       583,792
        1997 Class A, IF, 01/17/03 ..................       377,434       379,038
        1988 Class 7-Z, 9.25%, 4/25/18 ..............       640,566       675,300
        1988 Class 15-A, 9.00%, 6/25/18 .............       133,681       139,793
        1988 Class 16-B, 9.50%, 6/25/18 .............       815,016       868,816
        1988 Class 17-B, 9.40%, 10/25/17 ............        29,503        30,096
        1989 Class 27-D, 10.00%, 1/25/16 ............        68,981        69,882
        1989 Class 31-D, 9.15%, 8/25/18 .............       141,253       143,350
        1989 Class 73-C, PO, 10/25/19 ...............       187,510       163,456
        1990 Class 77-C, 9.00%, 7/25/19 .............       216,931       222,661
        1990 Class 94-C, 8.00%, 1/25/19 .............        34,340        34,406
        1991 Class 16-G, 8.00%, 3/25/04 .............       158,986       158,789
        1991 Class 41-O, 9.00%, 8/25/06 .............       375,000       385,515

                                      98


        1991 Class 56-K, 8.60%, 2/25/20 .............       669,026       678,933
        1992 Class 13-S, HB, IF, 1/25/99 ............         3,029        20,179
        1992 Class 137-BA, 3.50%, 1/25/17 ...........       213,024       204,890
        1993 Class 85-PD, 5.50%, 7/25/03 ............       249,544       248,798
        1993 Class 86-E, 6.00%, 1/25/07 .............     1,425,000     1,413,401
        1993 Class 103-PC, 5.30%, 11/25/11 ..........        27,123        27,055
        1993 Class 107-D, 6.50%, 12/25/06 ...........       900,000       895,491
        1993 Class 252-C, 5.40%, 1/25/12 ............       115,777       115,447
        1994 Class 17-E, 6.00%, 2/25/07 .............       425,000       419,403
        1994 Class 32-PB, 5.50%, 3/25/03 ............     2,017,872     2,013,271
    Federal National Mortgage Assn. Debenture, 4.70%,
      9/10/98 .......................................     1,000,000       985,412
                                                                     ------------
  (Cost $30,843,538)                                                   31,125,818
                                                                     ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                 136,837,482
                                                                     ------------
  (Cost $136,618,311)
CORPORATE BONDS AND NOTES -- 28.67%
  Finance -- 27.03%
    Association Corp of North America
      5.25%, 09/01/98 ...............................       675,000       668,565
    Associates Corp. of North America
      9.125%, 4/1/00 ................................       835,000       887,981
    Association Corp of North America Medium Term
      Note
      6.80%, 12/15/97 ...............................       800,000       803,551
      8.50%, 01/10/00 ...............................       500,000       522,586
      7.55%, 08/23/01 ...............................       250,000       256,555
    Association Corp of North America Medium Term
      Note
      Series G, 5.49%, 01/28/99 .....................       270,000       266,846
    Association Corp of North America Medium Term
      Note
      Tranche #00455, 7.48%, 07/27/02 ...............       300,000       307,635
    American Express Credit Corp
      7.375%, 02/01/99 ..............................       295,000       300,077
    Beneficial Finance Corp. Medium Term Note:
      9.125%, 2/15/98 ...............................     1,326,000     1,350,666
      8.90%, 7/27/98 ................................       500,000       514,494
      Tranche #00659, 7.34%, 11/26/99 ...............       200,000       203,841
    Case Equipment Loan Trust Asset Backed Pass Thru
      Ctf.,
      Series 1994-C, Class A2, 8.10%, 06/15/01 ......       750,822       764,832
    Case Equipment Loan Trust Asset Backed Pass Thru
      Ctf.,
      Series 1995-A, Class A, 7.30%, 03/15/02 .......       340,294       344,885
    Chrysler Financial Corp.,
      5.625%, 01/15/99 ..............................       900,000       892,849
    Citicorp Mortgage Securities, Inc. Remic Pass
      Thru Ctf.,
      Series 89-16, Class A-1, AR, 4/1/19 ...........       247,441       244,347
    Collaterized Mortgage Obligations Trust CMO,
      Trust 12, Class D, 9.50%, 2/1/17 ..............       159,603       164,265
    Ford Credit Auto Owner Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-A, Class A4, 6.75%, 09/15/00 ......       507,000       512,182
    Ford Credit Grantor Trust Asset Backed Ctf.,
      Series 1994-B, Class A, 7.30%, 10/15/99 .......       205,504       207,446


                                     99



    Ford Holdings Inc.,
      9.25%, 3/1/00 .................................     3,516,000     3,746,769
    Ford Motor Credit Co.:
      7.25%, 5/15/99 ................................       784,000       796,450
      8.00%, 01/15/99 ...............................       400,000       410,233
      8.875%, 06/15/99 ..............................     1,000,000     1,045,339
      9.50%, 4/15/00 ................................       830,000       889,674
    Ford Motor Credit Co. Medium Term Note,
      Tranche #TR 00493, 6.45%, 7/21/97 .............       300,000       300,145
      Tranche #00281, 7.47%, 7/29/99 ................     1,000,000     1,019,846
      Tranche #00442, 7.59%, 4/6/00 .................       300,000       307,542
    General Electric Capital Corp. Medium Term Note,
      8.10%, 01/26/99 ...............................     5,000,000     5,148,575
    Greentree Collateralized Mortgage Obligation,
      Series 1997-3, Class A2, 6.49%, 07/15/28 ......     3,000,000     3,008,430
    Golden Sachs Group, Private Placement Note 144A,
      6.20%, 02/15/01 ...............................     1,500,000     1,470,958
    Lehman Brothers Holdings Inc.,
      5.75%, 02/15/98 ...............................       550,000       549,081
    MBNA Master Credit Card Trust Asset Backed Ctf.,
      Trust 92-1, Series 1992-1A, 7.25%, 6/15/99 ....       375,000       376,196
      Trust 93-3, Series 1993-3A, 5.40%, 9/15/00 ....       650,000       645,463
    Merrill Lynch Home Equity Loan Asset Backed Pass
      Thru Ctf.,
      Series 1992-1, Class A, IF, 7/15/22 ...........       577,258       578,419
    Morgan Stanley Mortgage Trust, CMO, Series 38-4,
      PO, 11/20/21 ..................................        50,151        38,340
    Navistar Financial Corp. Owner Trust Asset Backed
      Pass Thru Ctf.,
      Series 1995-A, Class A2, 6.55%, 11/20/01 ......     1,230,243     1,235,619
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-D Class A3, 5.95%, 06/15/01 .......     1,200,000     1,198,704
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-C Class A2, 6.30%, 01/15/00 .......       345,302       347,098
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-C Class A5, 7.00%, 03/15/04 .......     1,150,000     1,168,400
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-B Class A4, 6.70%, 03/15/02 .......     1,500,000     1,513,890
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-C Class A4, 6.80%, 03/15/02 .......     1,000,000     1,011,470
    Ryland Acceptance Corp. Four, CMO, Series 78,
      Class 78-B, 9.55%,3/1/16 ......................       266,499       273,136
    Standard Credit Card Master Trust Asset Backed
      Ctf.,
      Series 1991-6, Class A, 7.875%, 01/07/00 ......     2,725,000     2,792,089
    Standard Credit Card Master Trust Asset Backed
      Ctf.,
      Series 1993-3, Class A, 5.50%, 02/07/00 .......     1,900,000     1,885,750
    Standard Credit Card Master Trust Asset Backed
      Ctf.,
      Series 1995-6, Class A, 6.75%, 06/07/00 .......       856,000       864,098
    Standard Credit Card Master Trust Asset Backed
      Ctf.,
      Series 1995-10, Class A, 5.90%, 02/07/01 ......       450,000       448,834


                                     100



    Standard Credit Card Trust, Series 1991-3,
      Participation Ctf.,
      Class A,8.875%, 9/7/99 ........................     2,275,000     2,343,796
    Western Financial Owner Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-B, Class A2, 6.20%, 05/20/99 ......       406,043       407,399
    Western Financial Owner Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-B, Class A4, 6.95%, 11/20/03 ......       917,000       929,930
    Western Financial Asset Backed Pass Thru Ctf.,
      Series 1996-C, Class A4, 6.80%, 12/20/03 ......     4,000,000     4,041,760
    Western Financial Grantor Trust Auto Receivable
      P/T Ctf:
      1993-4, Class A1, 4.60%, 4/1/99 ...............       194,892       194,311
      1993-3, Class A, 6.65%, 12/1/99 ...............       237,119       239,120
    World Omni Automobile LSE SEC Trust Asset Backed
      Pass Thru Cft.,
      Series 1995-A, Class A, 6.05%, 11/25/01 .......     1,505,266     1,506,199
                                                                     ------------
                                                                       51,946,666
                                                                     ------------
 (Cost $51,916,417)

Industrial -- 1.64%
    KFW International,
      9.375%, 07/15/98 ..............................       800,000       824,690
    Texaco Capital, Inc.:
      8.65%, 1/30/98 ................................     2,000,000     2,030,966
      9.00%, 11/15/97 ...............................       300,000       303,474
                                                                     ------------
  (Cost $3,152,589)                                                     3,159,130
                                                                     ------------
TOTAL CORPORATE BONDS AND NOTES .....................                  55,105,796
  (Cost $55,069,005)                                                 ------------
TOTAL INVESTMENTS ...................................                $192,204,091
                                                                     ============
  (Cost $191,948,129)



                      Notes to Portfolio of Investments

The Fund invests in securities whose value is derived froMAn underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

     High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

     Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Pegasus Income Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount  Market Value
                     -----------                        -----------  ------------
TEMPORARY CASH INVESTMENT -- 0.37%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank)....  $    512,209  $    512,209
  (Cost $512,209)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 45.27%
  U.S. Treasury Securities -- 37.25%
    U.S. Treasury Bonds:
        12.75%, 11/15/10 ............................     6,900,000     9,574,854
        10.375%, 11/15/12 ...........................     5,000,000     6,346,850
        7.875%, 2/15/21 .............................     4,675,000     5,212,625
        8.125%, 5/15/21 .............................     5,770,000     6,604,861
        6.50%, 11/15/26 .............................     2,555,000     2,449,606
    U.S. Treasury Notes:
        7.75%, 1/31/00 ..............................     5,450,000     5,648,435
        8.50%, 2/15/00 ..............................     6,010,000     6,338,687
        6.75%, 4/30/00 ..............................     5,000,000     5,065,600
        6.125%, 7/31/00 .............................     5,000,000     4,982,800
                                                                     ------------
(Cost $52,314,253)                                                     52,224,318
                                                                     ------------
  Agency Obligations -- 8.02%
    Federal Home Loan Bank, Series EG01, 5.94%,
      1/30/01 .......................................     3,000,000     2,947,632
    Federal Home Loan Mortgage Corp. Debentures,
      7.35%, 3/22/05 ................................     8,000,000     8,299,840
                                                                      -----------
  (Cost $11,100,480)                                                   11,247,472
                                                                      -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                  63,471,790
                                                                      -----------
  (Cost $63,414,733)

CORPORATE BONDS AND NOTES -- 51.19%
  Finance -- 43.24%
    ABN AMRO Bank N.V., 7.25%, 5/31/05 ..............     4,800,000     4,852,104
    Advanta Mortgage Loan Trust Asset Backed Ctf.,
        Series 1994-3, Class A2, 7.60%, 7/25/10 .....     2,511,227     2,535,611
    American RE Corp., 7.45%, 12/15/26 ..............     6,000,000     5,941,200
    Chemical Master Credit Card Trust 1 Asset Backed
      Ctf.,
        Series 1995-3, Class A, 6.23%, 8/15/02 ......     2,500,000     2,461,025
     Chevy Chase Auto Receivables Trust Asset Backed
      Pass Thru Ctf.,
        Series 1995-2, Class A, 5.80%, 6/15/02 ......     1,461,364     1,462,037
    Dayton Hudson Credit Card Master Trust Assest
      Backed Ctf.,
        Series 1995-1, Class A, 6.10%, 2/25/02 ......     2,500,000     2,508,550
    Ford Motor Credit Co., 9.25%, 6/15/98 ...........       470,000       483,784
    General Electric Capital Corp., 8.85%, 4/1/05 ...     3,500,000     3,915,317
    Goldman Sachs Group, Note 144A, 6.10%, 4/15/98 ..     3,000,000     2,996,490
    Grand Metro Investment Corp. Guaranteed Note,
        7.45%, 4/15/35 ..............................     4,500,000     4,695,912
    Green Tree Financial Corp. Asset Backed Pass Thru
      Ctf.,
        Series 1994-B1, Class A1, 7.15%, 7/15/14 ....       538,875       543,953
    MBNA Master Credit Card Trust Asset Backed Pass
      Thru Ctf.,
        Series 1994-C, Class A, Adjustable Rate, ....    31,655,000     1,667,330
    Mellon Financial Corp., 7.625%, 11/15/99 ........     2,310,000     2,367,244


                                     103



    National Rural Utilities Coop Financial Corp.,
      6.75%, 9/1/01 .................................     4,290,000     4,301,977
    Norwest Corp., Senior Medium Term Note, 7.75%,
      3/1/02 ........................................     1,500,000     1,559,098
    Olympic Automobile Receivables Trust Asset Backed
      Pass Thru Ctf.
        Series 1995-D, Class A5, 6.15%, 7/15/01 .....     2,300,000     2,295,377
        Series 1996-C, Class A5, 7.00%, 12/15/01 ....     3,000,000     3,048,000
    Salomon Inc., 6.70%, 12/1/98 ....................     3,700,000     3,718,182
    Security Pacific Acceptance Corp. Asset Backed
      Pass Thru Ctf.,
        Series 1995-1, Class A3, 7.25%, 4/10/20 .....     2,000,000     2,033,240
    Standard Credit Card Trust Participation Ctf.,
        Series 1991-3, Class A, 8.875%, 9/7/99 ......     3,100,000     3,193,744
    Western Financial Asset Backed Pass Thru Ctf.,
        Series 1996-C, Class A4, 6.80%, 12/20/03 ....     4,000,000     4,041,760
                                                                     ------------
  (Cost $60,177,899)                                                   60,621,935
                                                                     ------------
  Industrial -- 2.17%
    Beckman Instruments, 7.05%, 6/1/26 ..............     3,000,000     3,041,262
                                                                     ------------
  (Cost $2,990,596)
  Public Utility -- 5.78%
    Bell Telephone Co. Pennsylvania, 8.35%, 12/15/30      4,000,000     4,664,668
    US West Capital Funding Inc., Put, 6.95%, 1/15/37     2,500,000     2,479,285
    West Texas Utilities Co. First Mortgage, 6.375%,
      10/1/05 .......................................     1,000,000       960,967
                                                                     ------------
  (Cost $7,972,454)                                                     8,104,920
                                                                     ------------
TOTAL CORPORATE BONDS AND NOTES .....................                  71,768,117
                                                                     ------------
  (Cost $71,140,949)
FOREIGN -- 3.17%
Chevron Canada Finance Ltd., 5.60%, 4/01/98 .........     4,450,000     4,437,985
                                                                     ------------
  (Cost $4,433,622)
TOTAL INVESTMENTS ...................................                $140,190,101
                                                                     ============
  (Cost $139,501,513)

Pegasus International Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount  Market Value
                     -----------                        -----------  ------------
TEMPORARY CASH INVESTMENT -- 3.72%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    Strips with maturities ranging from 8/15/97
    through 2/15/07, all held at Chase Bank) ........     2,729,742    2,729,742
  (Cost $2,729,742)
                                                            Par
                                                            ---

FOREIGN BONDS -- 88.53%
  Australia -- 2.86%
  Australia (Commonwealth), 9%, 09/15/04 ............    2,500,000     2,098,617
                                                                     -----------
 Austria -- 1.33%
  Republic of Austria, 6%, 04/01/98 .................      600,000       351,041
  Republic of Austria, 7%, 01/20/03 .................    7,000,000       626,865
                                                                     -----------
                                                                         977,906
                                                                     -----------
  Belgium -- 2.27%
  Belgium Government, Series 19, 6.50%, 03/31/05 ....   56,000,000     1,661,151
                                                                     -----------
  Canada -- 7.33%
  Canada Government, 9.75%, 10/01/97 ................      200,000       147,526
  Canada Government, 10.75%, 03/15/98 ...............      500,000       380,013
  Canada Government, 6.50%, 06/01/04 ................    3,800,000     2,824,332
  Ontario Hydro, 8.625%, 02/06/02 ...................    2,500,000     2,022,079
                                                                     -----------
                                                                       5,373,950
                                                                     -----------
  Denmark -- 1.95%
  Kingdom of Denmark, 9%, 11/15/98 ..................    2,000,000       321,624
  Kingdom of Denmark, 7%, 11/15/07 ..................    7,000,000     1,109,006
                                                                     -----------
                                                                       1,430,630
                                                                     -----------
  Finland -- 2.87%
  Republic of Finland, 5.50%, 02/09/01 ..............     2,000,000    1,193,664
  Republic of Finland, 6.%, 01/29/02 ................    30,000,000      310,015
  Republic of Finland, 7.25%, 04/18/06 ..............     3,000,000      600,132
                                                                     -----------
                                                                       2,103,811
                                                                     -----------
  France -- 8.69%
  Government of France, 5.75%, 03/12/01 .............    10,000,000    1,790,345
  Government of France, 5.50%, 04/25/04 .............    20,100,000    3,501,019
  Government of France, 6.50%, 04/25/11 .............     6,000,000    1,079,726
                                                                     -----------
                                                                       6,371,090
                                                                     -----------
  Germany -- 9.22%
  Deutsche Bundespost, 5.75%, 04/02/01 ..............     5,500,000    3,311,614
  Deutsche Bundespost, 7.50%, 08/02/04 ..............       600,000      388,297
  Federal Republic of Germany, 9%, 10/20/00 .........       600,000      395,596
  Federal Republic of Germany, 6%, 01/05/06 .........     4,500,000    2,662,502
                                                                     -----------
                                                                       6,758,009
                                                                     -----------
  International -- 11.23%
  Asian Development Bank, 3.125%, 06/29/05 ..........   300,000,000    2,759,328
  Asian Development Bank, 5%, 02/05/03 ..............    40,000,000      404,614
  Council of Europe 6.875%, 03/05/01 ................    30,000,000      311,326


                                     105



  European Investment Bank, 7.50%, 11/04/02 .........       600,000      386,162
  European Investment Bank, 8%, 06/10/03 ............     1,300,000    2,233,907
  Inter-American Development Bank, 2.25%, 02/05/02 ..   200,000,000    1,782,749
  Inter-American Development Bank, 7.25%, 05/15/00 ..    35,000,000      357,096
                                                                     -----------
                                                                       8,235,182
                                                                     -----------
  Italy -- 7.82%
  Italian Government, 8.50%, 01/01/99 ............... 5,500,000,000    3,333,617
  Italian Government, 9.50%, 02/01/06 ............... 3,500,000,000    2,402,586
                                                                     -----------
                                                                       5,736,203
                                                                     -----------
  Japan -- 10.57%
  Export-Import Bank of Japan, 4.375%, 10/01/03 .....    30,000,000      296,251
  Export-Import Bank of Japan, 2.875%, 07/28/05 .....   400,000,000    3,622,301
  Government of Japan, 4.50%, 12/20/04 ..............    40,000,000      402,307
  International Bank of Reconstruction & Development,
    5.25%, 03/20/02 .................................   100,000,000    1,013,174
  International Bank of Reconstruction & Development,
    4.75%, 12/20/04 .................................   200,000,000    2,046,010
  Japan Development Bank, 6.50%, 09/20/01 ...........    35,000,000      366,272
                                                                     -----------
                                                                       7,746,315
                                                                     -----------
  Netherlands -- 4.62%
  Netherland Government, 5.75%, 01/15/04 ............     6,000,000    3,166,401
  Unilever NV, 9.875%, 09/04/97 .....................     1,300,000      223,644
                                                                     -----------
                                                                       3,390,045
                                                                     -----------
  New Zealand -- 2.93%
  New Zealand Government, 8%, 04/15/04 ..............     3,000,000    2,144,810
                                                                     -----------
  Spain -- 3.78%
  Spanish Government, 8%, 05/30/04 ..................   370,000,000    2,773,678
                                                                     -----------
  South Africa -- 1.45%
  Republic of South Africa, 9.625%, 12/15/99 ........     1,000,000    1,061,250
                                                                     -----------
  Sweden -- 1.75%
  Swedish Government, 8%, 08/15/07 ..................     9,000,000    1,279,399
                                                                     -----------
  United Kingdom -- 7.86%
  Barclays Bank, 10.25%, 12/10/97 ...................       120,000      202,222
  Exchequer, 12.25%, 03/26/99 .......................       250,000      450,921
  United Kingdom Treasury, 7%, Stock 2001 ...........     2,000,000    3,315,079
  United Kingdom Treasury, 8%, Stock 2013 ...........     1,000,000    1,793,804
                                                                     -----------
                                                                       5,762,026
                                                                     -----------
TOTAL FOREIGN BONDS .................................                 64,904,072
                                                                     -----------
(Cost $67,127,935)
U.S. Government Obligation -- 7.75%
United States Treasury Bill, 06/25/98 ...............     6,000,000    5,681,238
                                                                     -----------
  (Cost $5,681,238)
TOTAL INVESTMENTS ...................................                $73,315,052
                                                                     ===========
  (Cost $75,538,915)

     See Notes to Financial Statements.


Pegasus Municipal Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount  Market Value
                     -----------                        -----------  ------------

MUNICIPAL BONDS -- 99.82%
  Alabama -- 2.22%
  Courtland Industrial Development Board Solid Waste
    Disposal Revenue, Series A, 6.50%, 9/1/25 .......  $  5,000,000  $  5,171,550
  Huntsville General Obligation Unlimited Tax
    Warrants Series A, 5.50%, 2/1/20 ................     3,000,000     2,978,760
                                                                     ------------
                                                                        8,150,310
                                                                     ------------
  Alaska -- 0.93%
  Alaska Student Loan Revenue State Assisted Series A
    (AMBAC Insured), 6.125%, 7/1/05 .................       800,000       831,520
  FairBanks North Star Boro Refunding Series S (MBIA
    Insured), 5.45%, 3/1/06 .........................     2,500,000     2,600,475
                                                                     ------------
                                                                        3,431,995
                                                                     ------------
  Arizona -- 2.21%
  Maricopa County General Obligation Unlimited Tax
    School District No. 28 Series B (FGIC Insured),
    6.00%, 7/1/14 ...................................     2,500,000     2,599,050
  Salt River Project Agricultural Improvement Power
    District Revenue, Electric System Series D,
    6.00%, 1/1/08 ...................................       625,000       679,581
  Salt River Project Agricultural Refunding Series B,
    5.25%, 1/1/19 ...................................     5,000,000     4,834,300
                                                                     ------------
                                                                        8,112,931
                                                                     ------------
  California -- 6.51%
  Anaheim California Public Finance Authority Lease
    Revenue Series C (FSA Insured), 6.00%, 9/1/16 ...     2,000,000     2,158,260
  Northern California Public Power Agency Revenue
    Refunding Geothermal Project A (AMBAC Insured):
    5.60%, 7/1/06 ...................................     3,500,000     3,735,690
    5.65%, 7/1/07 ...................................     4,800,000     5,142,768
  Orange Co. Recovery CTFS PRTN CA Series A (MBIA
    Insured),
    5.80%, 7/1/16 ...................................     5,315,000     5,421,140
  Sacramento Cogeneration Authority Revenue:
    7.00%, 7/1/05 ...................................     1,500,000     1,660,440
    6.20%, 7/1/06 ...................................     2,500,000     2,644,775
  Sacramento, California M.U.D. (MBIA Insured)
    5.75%, 1/1/......................................   103,000,000     3,132,120
                                                                     ------------
                                                                       23,895,193
                                                                     ------------
  Colorado -- 5.23 %
  Denver City & Co. Airport Revenue:
    Series B, 7.25%, 11/15/05 .......................     3,000,000     3,328,230
    Series C, 6.50%, 11/15/06 .......................     2,000,000     2,092,020
    Series D, 7.75%, 11/15/13 .......................     6,925,000     8,410,135
    Series A, 8.50%, 11/15/23 .......................     2,500,000     2,832,900
    Series A, 8.00%, 11/15/25 .......................     2,295,000     2,547,702
                                                                     ------------
                                                                       19,210,987
                                                                     ------------
  Connecticut -- 0.94%
  Connecticut Housing Finance Authority Revenue
    Mortgage Subseries D-1, 5.90%, 5/15/16 ..........     3,400,000     3,451,544
                                                                     ------------


                                     107



  Florida -- 11.18%
  Lakeland Electric & Water Revenue Refunding Series
    B (FGIC Insured) 6.00%, 10/1/11 .................     4,000,000     4,359,040
  Lee County Transportation Facilities Revenue (MBIA
    Insured), 5.75%, 10/1/27 ........................     9,640,000     9,754,427
  Florida Ports Fing Community Revenue (MBIA
    Insured), 5.375%, 6/1/16                              2,000,000     1,939,860
  Florida State Board of Education Capital Outlay
    General Obligation Unlimited Tax Refunding:
    Series C, 5.75%, 6/1/13 .........................     5,000,000     5,115,600
    Series F, 5.50%, 6/1/26 .........................     8,250,000     8,126,250
    Series F, 6.40%, 6/1/19 .........................    11,000,000    11,742,610
                                                                     ------------
                                                                       41,037,787
                                                                     ------------
  Georgia -- 10.10%
  Fulton County School District General Obligation
    Unlimited Tax Refunding, 6.375%, 5/1/10 .........     5,000,000     5,617,300
  Gainesville Water & Sewer Revenue Series B (FGIC
    Insured), 6.00%, 11/15/12 .......................    3,950,000      4,301,155
  Georgia General Obligation Unlimited Tax:
    7.10%, 9/1/09 ...................................    8,500,000     10,128,175
    6.75%, 9/1/11 ...................................   10,000,000     11,677,100
  Georgia State Housing And Finance Authority Revenue
    Series B, 6.10%, 12/1/12 ........................      650,000        672,444
  Rockdale Country Water and Sewer Authority Revenue
    (FSA Insured), 5.00%, 7/1/18 ....................    5,000,000      4,672,150
                                                                     ------------
                                                                       37,068,324
                                                                     ------------
  Hawaii -- 1.18%
  Hawaii Airport Systems Revenue Refunding Third
    Series (AMBAC Insured) ..........................    4,200,000      4,343,052
                                                                     ------------
  Illinois -- 9.95%
  Chicago Metropolitan Water Capital Improvement,
    5.50%, 12/1/12 ..................................    1,000,000      1,021,370
  Chicago O'Hare International Airport Revenue
    Series A (AMBAC Insured):
    5.625%, 1/1/13 ..................................    5,000,000      5,049,350
    5.625%, 1/1/14 ..................................    5,000,000      5,029,550
  Cook County Community College Participation Ctfs.
    District #508 Series C (MBIA Insured),
    7.70%, 12/1/04 ..................................    5,000,000      5,919,850
  DuPage Co. Forest Preservation District
    Ref1,750,000.00%, 11/1/03 .......................    1,882,720
  Illinois Health Facilities Authority Revenue
    Northwestern Memorial Hospital Series A,
    5.60%, 8/15/06 ..................................    1,000,000      1,046,450
  Illinois Health Facilities Authority Revenue
    Refunding (FGIC Insured), 6.00%, 8/15/05 ........    1,000,000      1,076,400
  Illinois Housing Development Series A,
    5.95%, 7/1/21 ...................................    2,000,000      2,014,980


                                     108



  Illinois State Sales Tax Revenue Refunding
    Series Q, 5.75%, 6/15/06 ........................    5,000,000      5,314,400
  Northlake Illinois Public Imp. General Obligation
    (MBIA Insured), 5.60%, 12/1/14 ..................    4,000,000      4,042,280
  Winnebago & Boone Counties General Obligation
    Unlimited Tax 7.35%, 2/1/04 .....................    3,600,000      4,149,108
                                                                     ------------
                                                                       36,546,458
                                                                     ------------
  Indiana -- 3.58%
  Ball State University Revenue Student Fee Series G
    (FGIC Insured), 6.125%, 7/1/09 ..................      400,000        421,604
  Indiana State Vocational Technology Revenue
    Series D, 5.90%, 7/1/06 .........................    1,000,000      1,070,590
  Indiana Transportation Finance Authority, Series A
    Series A, 6.25%, 11/1/16 ........................      130,000        135,610
    Series A, 6.25%, 11/1/16 ........................    1,370,000      1,503,781
    Series A, 5.00%, 11/1/16 ........................    9,500,000      8,943,490
  St. Joseph Co. Hospital Authority Facilities
    Revenue (MBIA Insured), Memorial Hospital
    South Bend Project, 6.25%, 8/15/12 ..............    1,000,000      1,061,130
                                                                     ------------
                                                                       13,136,205
                                                                     ------------
  Massachusetts -- 1.76%
  Massachusetts State Housing Finance Agency Revenue
    Single Family Series 47 (AMBAC Insured),
    6.00%, 12/1/15..................................     4,000,000      4,096,240
  Massachusetts State Industrial Finance Agency
    Revenue (MBIA Insured), 6.00%, 1/1/15 ...........    2,265,000      2,373,788
                                                                     ------------
                                                                        6,470,028
                                                                     ------------
  Michigan -- 7.54%
  Caledonia Community Schools General Obligation
    Unlimited Tax (MBIA Insured), 5.85%, 5/1/22 .....    1,500,000      1,527,360
  Grand Rapids Water Supply System Revenue (FGIC
    Insured), 6.30%, 1/1/04 .........................      250,000        267,240
  Kalamazoo Hospital Finance Authority,
    (AMBAC Insured), 5.875%, 5/15/26 ................    4,675,000      4,734,606
  Michigan State Building Authority Revenue Series I,
    6.40%, 10/1/04 ..................................      600,000        648,336
  Michigan State Building Authority Revenue
    Series II, 6.75%, 10/1/11 .......................    5,150,000      5,596,145
  Michigan State Hospital Finance Authority Revenue
    Detroit Medical Center, 6.50%, 8/15/18 ..........    6,500,000      6,897,605
  Michigan State Housing Development Authority
    Revenue:
    Series C, 6.375%, 12/1/11 .......................    1,450,000      1,517,265
    Series D, 5.95%, 12/1/16 ........................    5,000,000      5,086,800
  Rochester Community School District School Building
    & Site Unlimited Tax, 6.50%, 5/1/06 .............      250,000        271,778
  Royal Oak Hospital Finance Authority Revenue,
    William Beaumont Hospital:
    Series G, 5.60%, 11/15/11 .......................      850,000        860,990
  Saranac Community School District, 6.00%, 5/1/13 ..      250,000        260,838
                                                                     ------------
                                                                       27,668,963
                                                                     ------------
  Minnesota -- 1.81%
  Minnesota State Housing Finance Agency Series D
    (MBIA Insured) 5.90%, 8/1/15 ....................    6,540,000      6,644,836
                                                                     ------------


                                     109



  Missouri -- 1.09%
  Sikeston Electric Revenue Refunding (MBIA Insured),
    6.00%, 6/1/05 ...................................    3,710,000      4,011,697
                                                                     ------------
  Nevada -- 1.25%
  Clark County Industrial Development Revenue Project
    C Refunding (AMBAC Insured), 7.20%, 10/1/22 .....    4,115,000      4,600,858
                                                                     ------------
  New Jersey -- 0.12%
  Gloucester Co. Improvement Authority Gtd. Revenue,
    Solid Waste Landfill Project Series AA,
    6.20%, 9/1/07 ...................................      400,000        423,928
                                                                     ------------
  New Mexico -- 0.95%
  New Mexico Mortgage Finance Authority Revenue,
    5.90%, 7/1/16 ...................................    3,445,000      3,483,412
                                                                     ------------
  New York -- 3.92%
  New York State Dormitory Authority Revenue,
    5.875%, 7/1/08 ..................................    5,000,000      5,224,650
  New York State Location Assistance Corp. Refunding
    Series E, 5.00%, 4/1/21 .........................    9,500,000      8,867,585
  Tri-Borough Bridge & Tunnel Authority Revenue
    General Purpose Series X, 6.625%, 1/1/12 ........      250,000        285,555
                                                                     ------------
                                                                       14,377,790
                                                                     ------------
  North Carolina -- 2.62%
  North Carolina Housing Finance Agency Single Family
    Revenue:
    Series BB, 6.50%, 9/1/26 ........................    4,315,000      4,490,362
    Series FF, 6.25%, 3/1/28 ........................    5,000,000      5,128,650
                                                                     ------------
                                                                        9,619,012
                                                                     ------------
  Ohio -- 3.19%
  Columbus School District Private Placement,
    Installment Lease
    Agreement, 9.39%, 5/1/97
  Franklin Co. Hospital Revenue, Children's Hospital
    Series A, 6.50%, 5/1/07 .........................      950,000      1,025,193
  Montgomery County Hospital Revenue Refunding (MBIA
    Insured), 5.625%, 4/1/16 ........................    4,500,000      4,532,040
  Ohio General Obligation State of Public & Sewer
    Imports Unlimited Tax, 6.00%, 8/1/07 ............    1,000,000      1,095,690
  Ohio Housing Financial Agency Mortgage Revenue
    Residential GNMA Series A-1, 6.20%, 9/1/14 ......    1,670,000      1,737,552
  Ohio State Building Authority Revenue, State
    Facilities Adult Correctional Building Fun
    Series A, 6.125%, 10/1/09 .......................      250,000        267,670
  Ohio State Community Turnpike Revenue Series A
    (MBIA Insured), 5.70%, 2/15/17 ..................    3,000,000      3,053,610
                                                                     ------------
                                                                       11,711,755
                                                                     ------------
  Pennsylvania -- 0.55%
  Pennsylvania State Higher Educational Facilities
    Authority Revenue (MBIA Insured),
    5.625%, 5/1/14 ..................................    2,000,000      2,022,560
                                                                     ------------
  Rhode Island -- 1.39%
  Rhode Island Depositors Economic Protection
    Series A (MBIA Insured), 6.30%, 8/1/05 ..........    4,640,000      5,100,056
                                                                     ------------


                                     110



  South Carolina -- 0.55%
  Greenville Hospital System Facilities Revenue SC
    Health Hospital Nursing Home Improvements
    Series A, 5.60%, 5/1/10..........................    2,000,000      2,033,960
                                                                     ------------
  South Dakota -- 2.01%
  Heartland Consumers Power District Electric Revenue
    Refunding Electric Light & Power Improvements,
    6.00%, 1/1/17 ...................................    2,500,000      2,668,550
  South Dakota Housing Development Authority
    Series A, 5.70%, 5/1/08 .........................    2,300,000      2,351,681
  South Dakota Housing Development Authority Revenue
    Series C, 6.25%, 5/1/15 .........................    1,000,000      1,031,760
  South Dakota State Building Authority Lease Revenue
    (AMBAC Insured), 6.625%, 9/1/12 .................    1,200,000      1,331,916
                                                                     ------------
                                                                        7,383,907
                                                                     ------------
  Tennessee -- 1.54%
  Knox County Health, Educational, & Housing
    Facilities Revenue (MBIA Insured),
    7.25%, 1/1/09 ...................................    1,360,000      1,608,826
  Memphis General Obligation Unlimited Tax,
    5.25%, 7/1/13 ...................................    3,775,000      3,748,763
  Metropolitan Government Nashville /Davis County
    Revenue Refunding, 7.00%, 1/1/14 ................      295,000        298,679
                                                                     ------------
                                                                        5,656,268
                                                                     ------------
  Texas -- 8.17%
  Austin Utility System Revenue (AMBAC Insured),
    6.50%, 5/15/11 ..................................      250,000        273,148
  Harris Co. Flood Control District Refunding General
    Obligation Limited, 6.25%,10/1/05 ...............      250,000        264,215
  Houston General Obligation Refunding Series C,
    6.00%, 3/1/05 ...................................      400,000        420,944
  Richardson Hospital Authority, 6.50%, 12/1/12 .....    3,925,000      4,036,274
  San Antonio Hotel Occupancy Tax Revenue
    (FGIC Insured), 5.70%, 8/15/26 ..................   10,000,000     10,052,400
  San Antonio Water Revenue Refunding (MBIA Insured),
    6.50%, 5/15/10 ..................................      250,000        272,400
  Texas College Student Loan, 6.50%, 8/1/07 .........    4,000,000      4,226,800
  Texas General Obligation Unlimited Tax:
    7.70%, 8/1/06 ...................................    1,305,000      1,356,247
    Series B, 5.625%, 10/1/12 .......................    5,000,000      5,126,350
  Texas General Obligation Refunding Series A
    Unlimited Tax, 6.00%, 10/1/05 ...................    1,000,000      1,084,790
  Texas Turnpike Austin Dallas Northway RV
    (FGIC Insured) President George Bush Turnpike
    Highway Improvements, 5.25%, 1/1/23 .............    3,000,000      2,872,050
                                                                     ------------
                                                                       29,985,618
                                                                     ------------
  Virginia -- 3.04%
  Virginia State Housing Development Authority
    Revenue, 5.60%, 11/1/10 .........................    1,500,000      1,503,840
  Virginia State Housing Development Commonwealth
    Series H, 6.20%, 1/1/08 .........................    1,000,000      1,031,120


                                     111



  Virginia State Transportation Board Contract
    Revenue:
    #58 Corridor Series B, 5.125%, 5/15/16,320,000 ..    6,320,000      6,090,710
    #58 Corridor, 6.00%, 5/15/19 ....................    2,500,000      2,537,175
                                                                     ------------
                                                                       11,162,845
                                                                     ------------
  Utah -- 1.55%
  Utah Housing Finance Agency Single Family Revenue:
    Series A-2, 6.25%, 7/1/25 .......................    5,545,000      5,696,101
                                                                     ------------
  Washington -- 0.58%
  Washington General Obligation Unlimited Tax
    Refunding, 5.75%, 9/1/09 ........................    2,000,000      2,138,180
                                                                     ------------
  West Virginia -- 1.24%

  Braxton Co. Solid Waste Disposal Revenue,
    6.125%, 4/1/26 ..................................    4,475,000      4,567,767
                                                                     ------------
  Wisconsin -- 0.70%
  Wisconsin Housing & Economic Development Authority
    Revenue Series A, 6.15%, 9/1/17 .................    1,495,000      1,525,408
  Wisconsin State Transportation Revenue Series B,
    5.75%, 7/1/12 ...................................    1,000,000      1,057,960
                                                                     ------------
                                                                        2,583,368
                                                                     ------------
  Wyoming -- 0.22%
  Wyoming Community Development Authority Series D,
    7.60%, 6/1/17 ...................................      800,000        813,968
                                                                     ------------
TOTAL MUNICIPAL BONDS ...............................                 366,541,663
                                                                     ------------
  (Cost $353,383,490)

TEMPORARY CASH INVESTMENT -- 0.18%
  Pegasus Municipal Money Market Fund ...............                     664,557
                                                                     ------------
  (Cost $664,557)

TOTAL INVESTMENTS ...................................                $367,206,220
                                                                     ============
  (Cost $354,048,047)


Pegasus Intermediate Municipal Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 98.79%
  Alabama -- 0.93 %
  Courtland Industrial Development Board Solid Waste
    Disposal Revenue, Series A, 6.50%, 9/1/25 .......   $ 3,500,000   $  3,620,085
                                                                      ------------
  Alaska -- 0.26 %
  Alaska Student Loan Revenue State Assisted Series
    A, 5.50%, 7/1/04 ................................     1,000,000      1,014,270
                                                                      ------------
  Arizona -- 0.56 %
  Maricopa Co. General Obligation School District
    No. 41 Series C (FGIC Insured), 6.10%, 7/1/14 ...     2,000,000      2,179,740
                                                                      ------------
  California -- 4.80%
  MSR Public Power Agency San Juan Project Revenue
    Refunding Series F (AMBAC Insured),
    5.55%, 7/1/02 ...................................     1,615,000      1,702,404
  Northern California Power Agency Refunding
    Series B-1, 8.00%, 7/1/24
    Orange Co. Recovery CTFS PRTN CA Series A
    (MBIA Insured), 5.70%, 7/1/10 ...................     4,000,000      4,154,400
  Sacramento Cogeneration Authority Revenue:
    5.60%, 7/1/99 ...................................     3,300,000      3,347,949
    5.80%, 7/1/01 ...................................     1,300,000      1,342,536
    5.90%, 7/1/02 ...................................     1,000,000      1,038,950
  University of California Revenues Refunding
    Multiple Purpose (MBIA Insured), 6.20%, 9/1/01 ..     6,675,000      7,171,019
                                                                      ------------
                                                                        18,757,258
                                                                      ------------
  Colorado -- 8.33%
  Adams Co. Single Family Mortgage Revenue,
    8.875%, 8/1/03 ..................................     1,230,000      1,503,810
  Colorado Water Power Development Authority Revenue
    (AMBAC Insured) Revolving Fund, Series A,
    6.00%, 9/1/10 ...................................     3,410,000      3,710,012
  Denver City & Co. Airport Revenue:
    Series D, 7.30%, 11/15/00 .......................     2,900,000      3,122,923
    Series C, 6.55%, 11/15/03 .......................     1,145,000      1,218,303
    Series B, 7.25%, 11/15/05 .......................     2,000,000      2,218,820
    Series A (MBIA Insured), 8.50%. 11/15/07 ........     2,000,000      2,258,940
    Series A, 8.00%, 11/15/25 .......................     1,360,000      1,514,768
  Denver City & Co. General Obligation Refunding
    Water Unlimited Tax, 7.00%, 10/1/99 .............     8,665,000      9,198,764
  Jefferson Co. School District No. R-001 General
    Obligation (AMBAC Insured), 5.90%, 12/15/05 .....     3,500,000      3,710,735
  Poudre Valley Hospital Revenue (AMBAC Insured),
    6.625%, 12/1/11 .................................     3,750,000      4,111,763
                                                                      ------------
                                                                        32,568,838
                                                                      ------------
  District of Columbia -- 1.61 %
    Series B-3 (MBIA Insured), 5.20%, 6/1/04 ........     2,000,000      2,035,940
  District of Columbia General Obligation Unlimited
    Tax Series A (AMBAC Insured), 7.25%, 6/1/00 .....     1,000,000      1,096,440
  District of Columbia Hospital Revenue Series A,
    8.75%, 1/1/15 ...................................     2,750,000      3,173,857
                                                                      ------------
                                                                         6,306,237
                                                                      ------------
  Florida -- 1.44 %
  Lakeland Electric & Water Revenue Series B (FGIC
    Insured),
    6.00%, 10/1/10 ..................................     5,170,000      5,637,265
                                                                      ------------


                                     113



  Hawaii -- 3.29 %
  Hawaii State Airports System Revenue, Series II,
    7.00%, 7/1/18 ...................................    10,000,000     10,732,500
  Hawaii State Department of Budget & Finance
    Revenue, 5.60%, 7/1/02 ..........................     2,065,000      2,118,318
                                                                      ------------
                                                                        12,850,818
                                                                      ------------
  Illinois -- 7.06 %
  Chicago Metropolitan Water General Obligation
    Unlimited Tax Refunding, 5.00%, 12/1/02 .........     4,500,000      4,608,045
  Chicago O'Hare International Airport Revenue
    Series A (AMBAC Insured), 5.625%, 1/1/13 ........     5,000,000      5,049,350
  Metropolitan Pier & Exposition Authority Dedicated
    State Tax Revenue:
    6.40%, 6/1/03 ...................................    10,495,000     11,418,455
    6.50%, 6/1/05 ...................................     2,960,000      3,277,874
  Regional Transit Authority (AMBAC Insured),
    Series A, 8.00%, 6/1/03 .........................     2,785,000      3,254,969
                                                                      ------------
                                                                        27,608,693
                                                                      ------------
  Indiana -- 3.75%
  Indianapolis Airport Authority Revenue, 7.10%,
    1/15/17 .........................................     6,900,000      7,628,364
  Indiana Bond Bank Revenue, 6.00%, 2/1/04 ..........     3,670,000      3,913,872
  Indiana State Office Building Commission Revenue
    Limited Tax, ....................................
    6.50%, 7/1/99 ...................................     3,000,000      3,108,450
                                                                      ------------
                                                                        14,650,686
                                                                      ------------
  Maryland -- 2.51%
  Maryland State Community Development Administration
    Department Revenue Fifth Series, 5.95%, 4/1/16 ..     3,000,000      3,054,540
  Maryland State Public Improvement General
    Obligation Second Series,
    5.25%, 6/15/02 ..................................     2,500,000      2,596,500
  Montgomery County Public Improvement Series A,
    5.20%, 10/1/01 ..................................     4,000,000      4,142,200
                                                                      ------------
                                                                         9,793,240
                                                                      ------------
  Massachusetts -- 4.26%
  Massachusetts Bay Transit Authority Series A,
    7.00%, 3/1/22 ...................................     3,500,000      3,874,080
  Massachusetts General Obligation Unlimited Tax:
    Series B, 9.25%, 7/1/00 .........................     2,000,000      2,271,160
    Series A, 6.25%, 7/1/02 .........................     4,500,000      4,844,070
  New England Educational Loan Refunding Senior A:
    6.50%, 9/1/02 ...................................     5,250,000      5,638,972
                                                                      ------------
                                                                        16,628,282
                                                                      ------------
  Michigan -- 6.77%
  Michigan State Building Authority Revenue Refunding
    Series I, 6.75%, 10/1/11 ........................     5,575,000      6,057,962
  Michigan State Hospital Financing Authority Revenue
    Refunding:
    Detroit Medical Center Obligation Group A
    6.25%, 8/15/13 ..................................     6,750,000      7,039,440
  Royal Oak Hospital Financing Authority Revenue
    Refunding:
    Wm. Beaumont Hospital,
    6.25%, 1/1/11 ...................................     5,445,000      5,917,408
    6.25%, 1/1/12 ...................................     6,850,000      7,437,593
                                                                      ------------
                                                                        26,452,403
                                                                      ------------


                                     114



  Minnesota -- 4.97%
  Minnesota Housing Finance Agency Revenue:
    Series D, 5.90%, 8/1/15 .........................     2,575,000      2,616,277
    Series G, 6.25%, 7/1/26 .........................     3,475,000      3,571,953
    Series L, 6.25%, 7/1/27 .........................    12,910,000     13,244,498
                                                                      ------------
                                                                        19,432,728
                                                                      ------------
  Missouri -- 1.39%
  Kansas City Utility System Revenue Refunding,
    (FGIC Insured), 6.375%, 9/1/23 .................      5,000,000      5,430,750
                                                                      ------------
  Nevada -- 3.02%
  Clark County General Obligation Limited Tax, 7.00%,
    9/1/00 ..........................................     6,705,000      7,234,494
  Las Vegas General Obligation Refunding Limited Tax,
    6.40%, 10/1/03 ..................................     2,250,000      2,453,648
  Nevada General Obligation Limited Tax:
    Series C, 5.90%, 4/1/01 .........................     1,000,000      1,051,820
    Series A, 6.00%, 5/1/02 .........................     1,000,000      1,061,210
                                                                      ------------
                                                                        11,801,172
                                                                      ------------
  New Jersey -- 1.85%
  New Jersey State Transit Fund Authority, 5.00%,
    6/15/04 .........................................     7,090,000      7,225,348
                                                                      ------------

  New York -- 10.88%
  New York City General Obligation Unlimited Tax
    Refunding Series I, 5.75%, 3/15/07 ..............     6,500,000      6,699,290
  New York City General Obligation Unlimited Tax
    Series A, 6.00%, 8/1/06 .........................     5,000,000      5,260,600
  New York City Municipal Water Authority Series C,
    (FGIC Insured), 7.00%, 6/15/16 ..................     3,805,000      4,219,745
  New York State Dormitory Authority Revenue
    Series A, 5.20%, 5/15/05 ........................     4,300,000      4,313,502
  New York State Environment Pollution Control
    Facilities, 6.50%, 6/15/14 ......................     7,000,000      7,533,610
  New York State Location Assistance Corp.
    Series B, 7.50%, 4/1/20 .........................     4,255,000      4,796,747
  Tri-Borough Bridge & Tunnel Authority Revenue
    General Purpose Series Y, 5.90%, 1/1/08 .........     9,000,000      9,683,820
                                                                      ------------
                                                                        42,507,314
                                                                      ------------
  North Carolina -- 1.41%
  North Carolina University and College Improvements
    Unlimited Tax General Obligation, 5.00%, 6/1/01..     2,535,000      2,604,282
  North Carolina Municipal Power Agency
    (MBIA Insured), 7.25%, 1/1/07 ...................     2,500,000      2,921,375
                                                                      ------------
                                                                         5,525,657
                                                                      ------------
  Ohio -- 1.05%
  Ohio State Highway Capital Improvements General
    Obligation Unlimited Tax, Series B,
    5.00%, 5/1/05 ...................................     4,000,000      4,086,840
                                                                      ------------


                                     115



  Pennsylvania -- 8.72%
  Geisinger Authority Health System Revenue Series A,
    5.50%, 7/1/03 ...................................     2,895,000      2,985,903
  Pennsylvania Intergovernmental Coop Authority
    Special Tax Revenue (FGIC Insured):
    6.00%, 6/15/00 ..................................     7,000,000      7,332,080
    6.80%, 6/15/22 ..................................     9,375,000     10,347,563
  Philadelphia Gas Works Revenue Fourteenth Series
    (CAPMAC Insured), 7.00%, 7/1/02 .................    12,090,000     13,421,955
                                                                      ------------
                                                                        34,087,501
                                                                      ------------
  South Carolina -- 2.03%
  Beaufort County School District General Obligation
    Unlimited Tax Series B (MBIA Insured),
    4.75%, 3/1/03 ...................................     2,800,000     2,829,624
  South Carolina State Public Service Authority
    Revenue Refunding Series A, 5.00%, 7/1/01 .......     5,000,000      5,103,500
                                                                      ------------
                                                                         7,933,124
                                                                      ------------
  Tennessee -- 2.20%
  Hamilton County General Obligation Unlimited Tax
    Series A, 5.00%, 5/1/09 .........................     3,370,000      3,377,246
  Memphis-Shelby County Airport Authority Revenue
    Refunding, 6.75%, 9/1/12 ........................     2,000,000      2,166,880
  Tennesse State General Obligation Refunding
    Series B, 5.00%, 5/1/00 .........................     3,000,000      3,065,370
                                                                      ------------
                                                                         8,609,496
                                                                      ------------
  Texas -- 3.52%
  Dallas Independent School District General
    Obligation Unlimited Tax, 8.70%, 8/1/00 .........     1,000,000      1,125,870
  Humble Independent School District General
    Obligation Unlimited Tax Refunding,
    6.00%, 2/15/04 ..................................     2,035,000      2,164,833
  Texas A & M University Permanent Fund Revenue,
    5.60%, 7/1/05 ...................................     5,000,000      5,302,400
  Texas State General Obligation Unlimited Tax
    Refunding Series B, 5.625%, 10/1/11 .............     5,000,000      5,144,800
                                                                      ------------
                                                                        13,737,903
                                                                      ------------
  Virginia -- 1.38%
  Virginia Beach General Obligation Unlimited Tax
    Series A, 6.85%, 5/1/99 .........................     1,100,000      1,147,850
  Loudoun County Sanitation Authority Water and Sewer
    Refunding, (FGIC Insured), 6.25%, 1/1/16 .........    4,000,000      4,254,360
                                                                      ------------
                                                                         5,402,210
                                                                      ------------
  Washington -- 3.99%
  Seattle General Obligation Limited Tax Series A,
    5.75%, 1/15/17 ..................................    10,000,000     10,212,700
  Snohomish County Mukilteo Refunding General
    Obligation, (FGIC Insured), 5.70%, 12/1/12 ......     5,140,000      5,368,319
                                                                      ------------
                                                                        15,581,019
                                                                      ------------


                                     116



  Wisconsin -- 6.81%
  Durand Hospital Facilities Revenue, Chippewa Valley
    Hospital and Nursing Project, 7.10%, 9/1/12 .....     5,850,000      6,752,713
  Wisconsin Clean Water Revenue Series 2,
    6.00%, 6/1/07 ...................................     2,500,000      2,716,975
  Wisconsin General Obligation Unlimited Tax
    Series B:
    7.00%, 5/1/01 ...................................     3,950,000      4,316,599
    7.00%, 5/1/02 ...................................     4,155,000      4,612,091
    7.00%, 5/1/03 ...................................     4,625,000      5,200,951
  Wisconsin State Health & Educational Facilities
    Authority Revenue:
    (MBIA Insured), 5.10%, 8/15/05 ..................     3,000,000      3,025,620
                                                                      ------------
                                                                        26,624,949
                                                                      ------------
TOTAL MUNICIPAL BONDS ...............................                  386,053,826
  (Cost $374,968,461)                                                 ------------

TEMPORARY CASH INVESTMENT -- 1.21%
  Pegasus Municipal Money Market Fund ...............                    4,738,518
  (Cost $4,738,518)                                                   ------------

TOTAL INVESTMENTS ...................................                 $390,792,344
  (Cost $379,706,979)                                                 ============

     See Notes to Financial Statements.


Pegasus Michigan Municipal Bond Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
MUNICIPAL BONDS -- 97.97%
  Michigan -- 91.30%
  Allegan Public School District General Obligation
    (AMBAC Insured), Unlimited Tax, 5.75%, 5/1/12 ...    $  200,000    $  206,842
  Dearborn Economic Division Oakwood Obligation Group
    Series, 5.60%, 11/15/08 .........................     1,690,000     1,764,664
  Dearborn School District, General Obligation,
    Unlimited Tax, 6.00%, 5/1/14 ....................     1,000,000     1,032,390
  Dearborn Sewage Disposal (MBIA Insured),
    5.125%, 4/1/14 ..................................     1,830,000     1,773,837
  Detroit Sewer Disposal Revenue (FGIC Insured),
    6.00%, 7/1/00 ...................................     1,225,000     1,283,959
  Detroit Wayne Co. (FGIC Insured), Public
    Improvements, 5.50%, 2/1/17 .....................     1,800,000     1,786,050
  Dexter Community Schools, 5.80%, 5/1/19 ...........     2,000,000     2,028,080
  Dickinson Co. Economic Development Corporation
    Pollution Control Revenue, 5.85%, 10/1/18 .......     3,000,000     3,017,160
  Eastern Michigan University General Sinking Fund,
    6.375%, 6/1/14 ..................................     1,000,000     1,070,490
  Ferndale School District, 5.50%, 5/1/11 ...........     1,000,000     1,018,480
  Hartland Consolidated School District General
    Obligation (AMBAC Insured), Unlimited Tax, 6.00%,
    5/1/11 ..........................................       650,000       680,725
  Huron Valley School District (FGIC Insured),
    Unlimited Tax, 5.875%, 5/1/16 ...................     1,000,000     1,027,730
  Kalamazoo Economic Development, Friendship Vlg-A:
    6.125%, 5/15/12 .................................     1,250,000     1,268,125
    6.125%, 5/15/17 .................................       600,000       600,600
  Kalamazoo Hospital Finance Authority Revenue (FGIC
    Insured),
    5.25%, 6/1/17 ...................................     1,000,000       950,770
  Lansing Building Authority (AMBAC Insured), 6.00%,
    6/1/05 ..........................................     1,000,000     1,084,750
  Livingston Co. General Obligation Bldg. Authority
    Limited Tax,
    5.80%, 7/1/08 ...................................     1,330,000     1,408,802
  Marysville Public School District, General
    Obligation, Unlimited Tax,
    5.60%, 5/1/09 ...................................       620,000       640,224
  Michigan General Obligation Environmental
    Protection Program, 6.25%, 11/1/08 ..............       450,000       494,618
  Michigan Higher Education Student Loan
    (AMBAC Insured), 5.75%,6/1/13 ...................     1,000,000     1,006,390
  Michigan Municipal Bond Authority Revenue, 5.70%,
    8/1/07 ..........................................     1,145,000     1,200,555
  Michigan Municipal Bond Authority Revenue (FGIG
    Insured), 6.00%, 12/1/13 ........................     1,500,000     1,570,770
  Michigan State Hospital Finance Authority Revenue
    (AMBAC Insured):
    6.00%, 9/1/11 ...................................     1,250,000     1,302,650
    5.375%, 8/15/16 .................................     1,000,000       968,590
  Michigan State Hospital Finance Authority Revenue:
    Mercy Mt. Clemens, 6.25%, 5/15/11 ...............       500,000       522,520
    Daughters of Charity, 5.25%, 11/1/15 ............     1,000,000       967,350
    Mercy Health Services, 5.625%, 8/15/16 ..........     2,000,000     1,991,740
    Henry Ford Hospital, 5.75%, 9/1/17 ..............       750,000       753,645
    Detroit Medical Center, 6.50%, 8/15/18 ..........     2,000,000     2,122,340


                                     118




  Michigan State Housing Development Authority
    Revenue:
    6.375%, 12/1/11 .................................       750,000        784,793
    6.00%, 12/1/15 ..................................     4,750,000      4,848,895
    A/R, 4/1/19 .....................................     2,800,000      2,800,000
  Michigan State University Revenue, 6.25%, 8/15/15 .     2,000,000      2,113,720
  Newaygo Public Schools General Obligation Unlimited
    Tax, 6.00%, 5/1/12 ..............................       300,000        312,846
  Norway Vulcan Area Schools, 5.75%, 5/1/13 .........       250,000        254,313
  Novi Community Schools, 6.125%, 5/1/13 ............       750,000        786,743
  Oak Park School District (AMBAC Insured),
    6.00%, 6/1/09 ...................................       250,000        264,835
  Ottawa Co. General Obligation Water Supply System,
    6.00%, 8/1/08 ...................................     1,950,000      2,068,365
  Perry Public Schools, General Obligation, Unlimited
    Tax, 6.00%, 5/1/12 ..............................       250,000        260,512
  Rockford Public Schools, 5.875%, 5/1/12 ...........       500,000        514,680
  Royal Oak Hospital Finance Authority
    Revenue-William Beaumont Hospital-G, 5.60%,
    11/15/11 ........................................     2,000,000      2,025,860
  Saranac Community School District, 6.00%, 5/1/13 ..       250,000        260,837
  Traverse City Area Public School District,
    Series I, 5.70%, 5/1/12 .........................     2,400,000      2,477,304
  University of Michigan Revenue, 6.20%, 12/1/03 ....     1,000,000      1,080,690
  University of Michigan Revenue, 5.75%, 12/1/12 ....       850,000         86,532
  University of Michigan University Revenues,
    5.50%, 12/1/21 ..................................       450,000        437,324
  Wayne State University (AMBAC Insured):
    5.50%, 11/15/07 .................................     1,000,000      1,037,020
    5.65%, 11/15/15 .................................       800,000        807,960
  Wayne Westland Community Schools (FGIC Insured),
    Unlimited Tax, 5.75%, 5/1/11 ....................       350,000        358,806
  Western University Revenue (FGIC Insured),
    6.25%, 11/15/12 .................................       250,000        266,983
  Wyoming Public School, 5.875%, 5/1/13 .............       350,000        361,043
                                                                       -----------
                                                                        60,531,907
                                                                       -----------
Puerto Rico -- 6.67%
  Puerto Rico Commonwealth General Obligation
    (MBIA Insured) Unlimited Tax, Public Improvements,
    6.25%, 7/1/12 ...................................     1,000,000      1,114,540
  Puerto Rico Commonwealth, General Obligation,
    5.75%, 7/1/17 ...................................     3,280,000      3,306,896
                                                                       -----------
TOTAL MUNICIPAL BONDS ...............................                    4,421,436
  (Cost $63,234,707)                                                   -----------
TEMPORARY CASH INVESTMENT -- 2.03%
  Pegasus Michigan Tax-Exempt Money Market Fund .....     1,346,682      1,346,682
  (Cost $1,346,682)                                                    -----------
TOTAL INVESTMENTS ...................................                  $66,300,025
  (Cost $64,581,389)                                                   ===========

     See Notes to Financial Statements.


Pegasus Funds
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

(1) Organization and Commencement of Operations

      The Pegasus Funds (Pegasus), formerly "The Woodward Funds", was organized as a Massachusetts business trust on April 21, 1987, and registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of June 30, 1997, the Trust consisted of twenty-seven separate series of which there were twenty asset allocation, equity and bond funds, as described below. Given that the High Yield Bond Fund commenced operations with an initial seed investment on June 30, 1997, financial statements as of that date were not prepared.

                                   Commencement
                                       Date
                                   ------------
ASSET ALLOCATION FUNDS
Managed Assets Conservative Fund      1/23/86
Managed Assets Balanced Fund           1/1/94
Managed Assets Growth Fund           12/17/96
EQUITY FUNDS
Equity Income Fund                    1/27/95
Growth Fund                           1/27/95
Mid-Cap Opportunity Fund               6/1/91
Small-Cap Opportunity Fund            1/27/95
Intrinsic Value Fund                   6/1/91
Growth and Value Fund                  6/1/91
Equity Index Fund                     7/10/92
International Equity Fund             12/3/94
BOND FUNDS
Intermediate Bond Fund                 6/1/91
Bond Fund                              6/1/91
Short Bond Fund                       9/17/94
Income Fund                            3/5/93
High Yield Bond Fund                  6/30/97
International Bond Fund               1/27/95
MUNICIPAL BOND FUNDS
Municipal Bond Fund                    3/1/88
Intermediate Municipal Bond Fund       3/1/88
Michigan Municipal Bond Fund           2/1/93

    During the period August 23, 1996 through September 23, 1996 various portfolios of Pegasus and the Prairie Funds reorganized pursuant to an Agreement and Plan of Reorganization (the "Plan"). Shareholders of each reorganizing portfolio approved the Plan as required which called for the transfer of the assets, subject to the liabilities, of each Prairie portfolio to the corresponding Pegasus Fund. The Plan also called for the issuance of shares by each Pegasus Fund to the shareholders of the corresponding Prairie Fund, such shares being equal in value to the net assets so transferred.

    In accordance with generally accepted accounting principles, the historical cost of investment securities was carried foward to the surviving fund (the Prairie Fund or Pegasus Fund which is the accounting survivor for performance measurement purposes as noted in the table that follows) and the results of operations for pre-combination periods for the surviving fund was not restated. The financial statements do not reflect the expenses of the reorganization. The combination of the funds was treated as a tax free business combination and accordingly was accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method).

      The following table sets forth the date on which such reorganizations occurred and the name of the surviving fund (for the number of shares issued in connection with the various mergers and net assets transferred, see Note
6):

          Former                                                      Current
         Woodward                   Former Prairie                    Pegasus               Date of Merger
           Fund                          Fund                           Fund                 /Name Change
         --------                   --------------                    -------               --------------
         --                 * Managed Assets Income         Managed Assets Conservative   September 21, 1996
* Balanced                    Managed Assets                Managed Assets Balanced       August 26, 1996
         --                 * Equity Income                 Equity Income                 September 21, 1996
  Capital Growth            * Growth                        Growth                        August 26, 1996
* Opportunity                          --                   Mid-Cap Opportunuity          September 23, 1996
         --                 * Special Opportunities         Small-Cap Opportunity         September 21, 1996
* Intrinsic Value                      --                   Intrinsic Value               September 23, 1996
* Growth/Value                         --                   Growth and Value              September 23, 1996
* Equity Index                         --                   Equity Index                  September 23, 1996
* International Equity        International Equity          International Equity          August 26, 1996
* Intermediate Bond                    --                   Intermediate Bond             September 23, 1996
* Bond                        Bond                          Bond                          August 26, 1996
* Short Bond                           --                   Short Bond                    September 23, 1996
         --                 * Intermediate Bond             Income                        September 21, 1996
         --                 * International Bond            International Bond            September 21, 1996
  Municipal Bond            * Municipal Bond                Municipal Bond                September 14, 1996
         --                 * Intermediate Municipal Bond   Intermediate Municipal Bond   September 21, 1996
* Michigan Municipal Bond              --                   Michigan Municipal Bond       September 23, 1996

                   * Surviving fund for accounting and performance measurement purposes.

      On the date of reorganization, unrealized appreciation (depreciation) transferred from the Non-surviving funds amounted to $1,342,149, $43,749,490, $3,808,550, $(796,831), and $1,597,784 for the Prairie Managed Assets,
Woodward Capital Growth, Prairie International Equity, Prairie Bond, and Woodward Municipal Bond Funds, respectively. The Woodward Municipal Bond Fund also had a capital loss of $1,708,301 which was transferred into the surviving fund on the reorganization date.

      The number of shares redeemed in connection with the reorganization totaled 877,085, 16,316,879, 13,340,453, 13,043,015 and 9,810,385 for the
Prairie Managed Assets, Woodward Capital Growth, Prairie International Equity, Prairie Bond and Woodward Municipal Bond Funds, respectively.

(2)  Significant Accounting Policies

      The following is a summary of significant accounting policies followed by Pegasus in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

          The Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes at the close of the respective domestic and foreign securities exchange. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, First Chicago NBD Investment Management Company (FCNIMCO), in accordance with procedures approved by the Board of Trustees. Fixed income securities with maturities less than 60 days are carried at amortized cost, which approximates market value. Shares of open-end management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

      Investment security purchases and sales are accounted for on the day after trade date.

      Pegasus invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve Open Market Desk will do business. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

     Investment Income

          Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code as amended (the Code). Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method. As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

      For the International Equity Fund dividends are recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For the International Equity Fund and the International Bond Fund, investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

     Forward Foreign Currency Contracts

          The International Equity Fund and the International Bond Fund may enter into a forward foreign currency contract which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily using the prevailing exchange rate and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was entered into and the value at the time it was closed.

      The International Equity Fund and the International Bond Fund may enter into forward foreign currency contracts with the objective of minimizing its risk from adverse changes in the relationship between currencies or to enhance income. The International Equity Fund and the International Bond Fund may also enter into a forward contract in a foreign currency of dividend payments in order to "lock in" the U. S. dollar price of a security or the U.S. dollar equivalent of such dividend or interest payments.

      These contracts involve market risk in excess of the amounts reflected in the International Equity Fund's and the International Bond Fund's Statement of Assets and Liabilities. The face or contract amount in U.S. dollars, as reflected in notes to the Portfolio of Investments of the International Equity Fund, reflects the total exposure the fund has in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     Futures contracts

          The International Equity Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the value of the contract are recorded as unrealized gains or losses. The International Equity Fund recognizes, when the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Futures contracts open at June 30, 1997 and their related unrealized market appreciation (depreciation) are set forth in the notes to the Portfolio of Investments of the International Equity Fund.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Foreign Currency Translations

          The accounting records of the International Equity Fund and the International Bond Fund are maintained in U.S. dollars. Foreign currency-denominated assets and liabilities are "marked-to-market" daily using the prevailing exchange rate and the change in value is recorded as an unrealized gain or loss. Upon receipt or payment, a realized gain or loss is recorded equal to the difference between the original value and the settlement value of the asset or liability. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at prevailing exchange rates on the respective dates of the transactions.

      Net realized gains and losses on foreign currency transactions represent gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on securities transactions and between the ex, pay and settlement dates on dividend income. Exchange rate fluctuations on investments are not segregated in the statement of operations from changes arising in market price movements. The effects of changes in foreign currency exchange rates on investments in securities are included within the net realized gain or loss on securities sold and net unrealized appreciation or depreciation on investment securities held.

     Federal Income Taxes

          It is Pegasus' policy to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, wash sales and post-October 31 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the net investment income or realized gains were recorded by the Fund. Certain book-to-tax timing differences for the Funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

      During the period ended June 30, 1997, the Mid-Cap Opportunity, Intrinsic Value and Equity Index Funds made redemptions in kind to shareholders which resulted in GAAP-basis realized gains of approximately $2 million, $2 million and $115 million, respectively. For tax purposes these realized gains were distributed only to the redeeming shareholders with the transfer of specific fund assets. These transactions resulted in permanent book-tax differences that were reclassified to paid-in capital in the respective funds.

      As of December 31, 1996, the following Pegasus Funds had capital loss carryforwards and related expiration dates as follows:

          Fund                2002         2003         2004        Total
          ----                ----         ----         ----        -----
Bond                      $15,659,343   $1,041,792   $      --   $16,701,135
Intermediate Bond           3,916,956    2,190,497     168,406     6,275,859
Income                             --           --      30,819        30,819
Municipal Bond                 96,878      333,098   1,928,844     2,358,820
Michigan Municipal Bond        29,400           --      94,571       123,971
International Equity               --       97,147   1,083,369     1,180,516

     Shareholder Dividends

          Dividends from net investment income are declared and paid quarterly by the Equity Funds (with the exception of the Managed Assets Conservative and Equity Income Funds which pay dividends monthly) and monthly by the Bond Funds. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to avoid the 4% excise tax imposed on regulated investment companies by the Code. However, to the extent that net realized capital gains of a Fund can be reduced by capital loss carryovers, if any, such gains will not be distributed.

     Deferred Organization Costs

          Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each Series.

     Concentration of Risk

          Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and price more volatile than those of comparable U.S. companies and U. S. government securities.

      Although the Intermediate Municipal Bond Fund has a diversified investment portfolio, it currently has investments in excess of 10% of its total investments in the Commonwealth of Pennsylvania. The Michigan Municipal Bond Fund does not have a diversified portfolio since 91% of its investments are within the State of Michigan. Such concentrations within a particular state may subject the funds more significantly to economic changes occurring within those states.

     Expenses

          Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative average daily net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them.

      Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Pegasus or a change in expectations as to the level of actual expenses.

     When Issued/To Be Announced (TBA) Securities.

          The Bond Funds may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Funds to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Funds generally purchase these securities with the intention of acquisition, such securities may be sold before the settlement date.

     Multiple Classes of Capital Shares of Beneficial Interest

          The Fund offers Class A, Class B and Class I shares. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that effect only that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares automatically convert to Class A shares at the beginning of the eighth year (the third year in the case of the Short Bond Fund and the seventh year in the case of the Equity Index, Income, Intermediate Bond and Intermediate Municipal Bond Funds) after the date of purchase.

(3) Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates

          FCNIMCO is the investment advisor pursuant to the Advisory Agreement whereby FCNIMCO has agreed to provide the day-to-day management of each of the Fund's investments. For its advisory services to Pegasus, FCNIMCO is entitled to a fee, computed daily and payable monthly.

      The Trust has a Co-Administration Agreement with NBD Bank, FCNIMCO and BISYS Fund Services (BISYS) (collectively, the "Co-Administrators") pursuant to which the Co-Administrators have agreed to assist in all aspects of the Funds' operations for an administration fee, at an annual rate of 0.15% of each Fund's average daily net assets.

      BISYS serves as the Trust's principal underwriter and distributor of the Funds' shares.

      NBD Bank, an affiliate of FCNIMCO, is also compensated for its services as Pegasus' custodian and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

      Pegasus maintains an unfunded, Nonqualified deferred compensation plan. This plan allows for an individual trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

(4) Investment Securities Transactions

      The following summarizes the securities transactions entered into by the Funds, excluding short-term investments, for the period ended June 30, 1997:

                                                                                          Federal Tax
                                                           Purchases         Sales           Cost
                                                           ---------         -----        -----------
Managed Assets Conservative .........................   $    9,883,801  $  40,561,601  $    85,224,290
Managed Assets Balanced .............................       76,045,799     58,056,400      214,110,749
Managed Assets Growth ...............................        2,829,003        184,143        4,173,060
Equity Income .......................................       56,169,646     90,556,263      245,813,605
Growth ..............................................       51,095,087     91,405,283      423,845,773
Mid-Cap Opportunity .................................      134,283,493    131,784,708      612,561,144
Small-Cap Opportunity ...............................       66,227,758     44,553,757      140,007,746
Intrinsic Value .....................................      159,418,299     89,877,534      398,215,440
Growth and Value ....................................      158,569,250    127,930,558      701,032,394
Equity Index ........................................       62,832,052     53,806,651      496,681,471
International Equity ................................      669,482,532     36,286,881      407,952,543
Intermediate Bond ...................................       68,003,208     30,954,766      459,639,310
Bond Fund ...........................................      166,476,155     31,706,549    1,021,412,070
Short Bond ..........................................       80,304,498     53,860,668      191,948,129
Income Fund .........................................       46,129,343    103,006,455      139,505,138
International Bond ..................................    2,668,214,489      1,621,280       75,538,915
Municipal Bond ......................................       93,804,359     87,229,288      354,048,047
Intermediate Municipal Bond .........................      109,368,349    108,229,870      379,706,979
Michigan Municipal Bond .............................       20,970,656     14,512,078       64,581,389

      At June 30, 1997, accumulated net unrealized appreciation
(depreciation) on investments based on Federal Tax Cost was as follows:


                                                                                      Net Unrealized
                                                         Unrealized     Unrealized     Appreciation/
                                                        Appreciation   Depreciation   (Depreciation)
                                                        ------------   ------------   --------------
Managed Assets Conservative .........................   $  6,534,343  $    (283,105)  $   6,251,238
Managed Assets Balanced .............................     20,058,031     (1,027,136)     19,030,895
Managed Assets Growth ...............................        286,430         (2,953)        283,477
Equity Income .......................................     66,830,798       (617,446)     66,213,352
Growth ..............................................    202,486,282    (12,030,124)    190,456,158
Mid-Cap Opportunity .................................    289,275,012     (9,322,080)    279,952,932
Small-Cap Opportunity ...............................     40,797,927     (1,708,192)     39,089,735
Intrinsic Value .....................................     93,948,750     (2,108,067)     91,840,683
Growth and Value ....................................    266,060,000     (2,383,410)    263,676,590
Equity Index ........................................    268,444,256    (11,427,931)    257,016,325
International Equity ................................     94,134,717    (21,386,259      72,748,458
Intermediate Bond ...................................      9,090,856     (6,902,511)      2,188,345
Bond Fund ...........................................     28,757,996    (14,339,522)     14,418,474
Short Bond ..........................................        720,028       (464,066)        255,962
Income Fund .........................................      1,437,889       (752,926)        684,963
International Bond ..................................        828,181     (3,052,045)     (2,223,864)
Municipal Bond ......................................     13,186,598        (28,425)     13,158,173
Intermediate Municipal Bond .........................     11,104,309        (18,944)     11,085,365
Michigan Municipal Bond .............................      1,734,532        (15,896)      1,718,636

* For the International Equity and International Bond Funds, the Gross Unrealized Appreciation and Depreciation is inclusive of foreign exchange gains and losses on foreign equity and bond holdings.

(5) Expenses

      Following is a summary of total expense rates charged for the period ended June 30, 1997.

                 Managed Assets   Managed Assets   Managed Assets
Effective Date    Conservative       Balanced          Growth
--------------   --------------   --------------   --------------
CLASS A SHARES
Expense Rates:
  January 1           1.22%            1.21%            1.20%
  June 2              1.25%            1.25%            1.25%
CLASS B SHARES
Expense Rates:
  January 1           1.97%            1.96%            1.95%
  June 2              2.00%            2.00%            2.00%
CLASS I SHARES
Expense Rates:
  January 1           0.97%            0.96%            0.95%
  June 2              1.00%            1.00%            1.00%

      For the period ended June 30, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's daily average net assets):

                 Managed Assets   Managed Assets   Managed Assets
                  Conservative       Balanced          Growth
                 --------------   --------------   --------------
Class A Shares        1.25%            1.25%            1.25%
Class B Shares        2.00%            2.00%            2.00%
Class I Shares        1.00%            1.00%            1.00%

      Following is a summary of advisory fee rates payable to FCNIMCO and amounts paid to FCNIMCO and BISYS pursuant to the agreements described in
Note 3 for the period ended June 30, 1997. The rates are stated as a percentage of each fund's average net assets.

                                                   Managed Assets   Managed Assets   Managed Assets
                 Effective Date                     Conservative       Balanced          Growth
                 --------------                    --------------   --------------   --------------
FCNIMCO Advisory Fee:
  January 1                                             0.65%             0.65%            0.65%
Amounts Paid:
  Advisory Fee to FCNIMCO                            267,185           588,537            7,563
  Administration Fee to FCNIMCO and BISYS             61,658           135,816            1,745
  Other Fees & Out of Pocket Expenses to FCNIMCO       9,318            40,459           11,901
  Expense Reimbursements by FCNIMCO                  (33,257)          (68,757)         (28,567)

      Following is a summary of total expense rates charged for the period ended June 30, 1997.

                                      Equity              Mid-Cap      Small-Cap
Effective Date                        Income   Growth   Opportunity   Opportunity
--------------                        ------   ------   -----------   -----------
CLASS A SHARES
Expense Rates:
 January 1                             0.95%    1.04%       1.06%         1.20%
  May 1                                0.95%    1.04%       1.10%         1.17%
CLASS B SHARES
Expense Rates:
  January 1                            1.70%    1.79%       1.81%         1.95%
  May 1                                1.70%    1.79%       1.85%         1.92%
CLASS I SHARES
Expense Rates:
  January 1                            0.70%    0.79%       0.81%         0.95%
  May 1                                0.70%    0.79%       0.85%         0.92%

      For the period ended June 30, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average net assets):

                                      Equity              Mid-Cap      Small-Cap
                                      Income   Growth   Opportunity   Opportunity
                                      ------   ------   -----------   -----------
Class A Shares                        1.14%    1.34%       1.36%         1.75%
Class B Shares                        1.89%    2.09%       2.11%         2.50%
Class I Shares                        1.01%    0.98%       0.92%         1.10%

      Following is a summary of advisory fee rates payable to FCNIMCO and amounts paid to FCNIMCO and BISYS pursuant to the agreements described in
Note 3 for the period ended June 30, 1997. The rates are stated as a percentage of each fund's average net assets.

                                                    Equity                  Mid-Cap      Small-Cap
Effective Date                                      Income      Growth    Opportunity   Opportunity
--------------                                      ------      ------    -----------   -----------
FCNIMCO Advisory Fee:
   January 1                                            0.50%       0.60%        0.60%        0.70%
Amounts Paid:
  Advisory Fee to FCNIMCO                           $777,880   1,692,653    2,380,669      513,922
  Administration Fee to FCNIMCO and BISYS            233,364     423,163      595,167      110,126
  Other Fees & Out of Pocket Expenses to FCNIMCO      27,481      19,197       47,214       14,842

      Following is a summary of total expense rates charged for the period ended June 30, 1997.


                                     Intrinsic   Growth and   Equity   International
Effective Date                         Value        Value      Index       Equity
                                     ---------   ----------   ------   -------------
CLASS A SHARES
Expense Rates:
  January 1                             1.06%       1.05%      0.54%        1.30%
  May 1                                 1.06%       1.11%      0.57%        1.37%
  June 2                                1.06%       1.10%      0.57%        1.37%
CLASS B SHARES
Expense Rates:
  January 1                             1.81%       1.80%      1.29%        2.05%
  May 1                                 1.81%       1.86%      1.32%        2.12%
  June 2                                1.81%       1.85%      1.32%        2.12%
CLASS I SHARES
Expense Rates:
  January 1                             0.81%       0.80%      0.29%        1.05%
  May 1                                 0.81%       0.86%      0.32%        1.12%
  June 2                                0.81%       0.85%      0.32%        1.12%

      For the period ended June 30, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average net assets):

                                     Intrinsic   Growth and   Equity   International
                                       Value        Value      Index       Equity
                                     ---------   ----------   ------   -------------
Class A Shares                         1.27%       1.10%      0.60%        1.71%
Class B Shares                         2.02%       2.02%      1.35%        2.46%
Class I Shares                         1.01%       0.85%      0.37%        1.18%

      Following is a summary of advisory fee rates payable to FCNIMCO and amounts paid to FCNIMCO and BISYS pursuant to the agreements described in
Note 3 for the period ended June 30, 1997. The rates are stated as a percentage of each fund's average net assets.

                                                    Intrinsic   Growth and    Equity    International
                 Effective Date                       Value        Value       Index        Equity
                 --------------                     ---------   ----------    -------   -------------
FCNIMCO Advisory Fee:
  January 1                                              0.60%        0.60%      0.10%          0.80%
Amounts Paid:
  Advisory Fee to FCNIMCO.                         $1,275,963   $2,581,691   $354,488     $1,713,852
  Administration Fee to FCNIMCO and BISYS             318,991      645,423    531,731        321,347
  Other Fees & Out of Pocket Expenses to FCNIMCO       27,311       46,745     55,169        230,934
  Expense Reimbursements by FCNIMCO                        --      (14,628)        --             --

      Following is a summary of total expense rates charged for the period ended June 30, 1997.

                                               Intermediate          Short
Effective Date                                     Bond       Bond    Bond   Income
--------------                                 ------------   ----   -----   ------
CLASS A SHARES
Expense Rates:
  January 1                                      0.85%       0.84%    0.82%   0.87%
  May 1                                          0.86%       0.86%    0.84%   0.87%
  June 2                                         0.86%       0.86%    0.82%   0.87%
CLASS B SHARES
Expense Rates:
  January 1                                      1.60%       1.59%    1.57%   1.62%
  May 1                                          1.61%       1.61%    1.59%   1.62%
  June 2                                         1.61%       1.61%    1.57%   1.62%
CLASS I SHARES
Expense Rates:
  January 1                                      0.60%       0.59%    0.57%   0.62%
  May 1                                          0.61%       0.61%    0.59%   0.62%
  June 2                                         0.61%       0.61%    0.57%   0.62%

      For the period ended June 30, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average net assets):

                                                   Intermediate          Short
                                                       Bond       Bond    Bond   Income
                                                   ------------   ----   -----   ------
Class A Shares                                      1.05%        1.09%   0.86%   1.09%
Class B Shares                                      1.80%        1.84%   1.61%   1.84%
Class I Shares                                      0.61%        0.93%   0.57%   0.93%

      Following is a summary of advisory fee rates payable to FCNIMCO and amounts paid to FCNIMCO and BISYS pursuant to the agreements described in
Note 3 for the period ended June 30, 1997. The rates are stated as a percentage of each fund's average net assets.

                                                   Intermediate                  Short
                 Effective Date                        Bond          Bond        Bond      Income
                 --------------                    ------------      ----        ----      ------
FCNIMCO Advisory Fee:
  January 1                                              0.40%          0.40%      0.35%      0.40%
Amounts Paid:
  Advisory Fee to FCNIMCO                            $870,992     $1,822,864   $318,190   $332,141
  Administration Fee to FCNIMCO and BISYS             326,622        683,574    136,367    124,553
  Other Fees & Out of Pocket Expenses to FCNIMCO       32,690         55,259     18,091     11,378
  Expense Reimbursements by FCNIMCO                        --             --     (1,547)        --

      Following is a summary of total expense rates charged for the period ended June 30, 1997.

                 International   Municipal    Intermediate       Michigan
Effective Date        Bond          Bond     Municipal Bond   Municipal Bond
--------------   -------------   ---------   --------------   --------------
CLASS A SHARES
Expense Rates:
  January 1           1.09%         0.85%         0.85%            0.94%
  May 1               1.09%         0.85%         0.84%            0.94%
  June 2              1.09%         0.85%         0.84%            0.91%
CLASS B SHARES
Expense Rates:
  January 1           1.84%         1.60%         1.60%            1.69%
  May 1               1.84%         1.60%         1.59%            1.69%
  June 2              1.84%         1.60%         1.59%            1.66%
CLASS I SHARES
Expense Rates:
  January 1           0.84%         0.60%         0.60%            0.69%
  May 1               0.84%         0.60%         0.59%            0.69%
  June 2              0.84%         0.60%         0.59%            0.66%

      For the period ended June 30, 1997, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average net assets):

                 International   Municipal    Intermediate       Michigan
                      Bond          Bond     Municipal Bond   Municipal Bond
                 -------------   ---------   --------------   --------------
Class A Shares        1.48%         0.97%         0.99%            0.94%
Class B Shares        2.23%         1.72%         1.74%            1.66%
Class I Shares        0.84%         0.70%         0.75%            0.82%

      Following is a summary of advisory fee rates payable to FCNIMCO and amounts paid to FCNIMCO and BISYS pursuant to the agreements described in
Note 3 for the period ended June 30, 1997. The rates are stated as a percentage of each fund's average net assets.

                                                   International   Municipal    Intermediate       Michigan
                 Effective Date                         Bond          Bond     Municipal Bond   Municipal Bond
                 --------------                     ------------   ---------   --------------   --------------
FCNIMCO Advisory Fee:
  January 1                                               0.70%         0.40%         0.40%            0.40%
Amounts Paid:
  Advisory Fee to FCNIMCO                             $240,423      $751,159      $783,295         $123,692
  Administration Fee to FCNIMCO and BISYS               51,519       281,684       293,736           46,384
  Other Fees & Out of Pocket Expenses to FCNIMCO        49,239        19,474        16,789           10,155
  Expense Reimbursements by FCNIMCO                    (81,418)           --            --          (14,123)

      The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the"Plan") pursuant to which the Funds pay BISYS (the "Distributor") a fee, at an annual rate not to exceed 0.25% of the value of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO, and its affiliates. For the period ended June 30, 1997, the Funds paid the following amounts under the Plan to BISYS:

                              Amounts paid
                              ------------
Managed Assets Conservative     $ 91,838
Managed Assets Balanced           72,660
Managed Assets Growth              2,064
Equity Income                     20,115
Growth                            38,944
Mid-Cap Opportunity              129,093
Small-Cap Opportunity             10,387
Intrinsic Value                   40,973
Growth and Value                  95,550
Equity Index                      73,252
International Equity              19,820
Intermediate Bond                 25,464
Bond Fund                         73,279
Short Bond                         2,080
Income Fund                       11,236
International Bond                 3,821
Municipal Bond                    35,403
Intermediate Municipal Bond       23,944
Michigan Municipal Bond           22,098

      The Funds' Class B shares have a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Funds have agreed to pay the Distributor for advertising, marketing and distributing Class B Shares of the Funds at an annual rate not to exceed 0.75% of the value of the average daily net assets of the Funds' outstanding Class B Shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO, and its affiliates in respect of these services. A contingent deferred sales charge (CDSC) payable to the Distributor is imposed on redemptions of Class B shares depending on the number of years such shares were held by the investor. For the period ended June 30, 1997, the Funds made the following payments under the 12b-1 plan, all of which was retained by the
Distributor:

                              12b-1 Fees     CDSC
                                 paid        paid
                              ----------     ----
Managed Assets Conservative     $25,677    $22,262
Managed Assets Balanced           9,780     13,515
Managed Assets Growth             3,015      5,600
Equity Income                     6,820      2,411
Growth                            2,886      3,972
Mid-Cap Opportunity               2,722      9,105
Small-Cap Opportunity             1,003      2,740
Intrinsic Value                   2,342      6,562
Growth and Value                  3,660     10,013
Equity Index                      1,389      2,243
International Equity              4,215      2,681
Intermediate Bond                   702        589
Bond Fund                         2,410      5,945
Short Bond                          225        238
Income Fund                       1,476        129
International Bond                  205        549
Municipal Bond                    2,817      3,835
Intermediate Municipal Bond       2,325        775
Michigan Municipal Bond             620      1,458

(6) Capital Share Transactions

      Transactions in shares of the Funds are summarized below:

                                                   Managed Assets Conservative Fund
                                          ------------------------------------------------
                                                Period Ended
                                               June 30, 1997               Year Ended
                                                (Unaudited)            December 31, 1996
                                           -------------------         -------------------
                                             Amount       Shares       Amount       Shares
                                             ------       ------       ------       ------
Class A Shares:
Shares Issued                             $  14,901,719     965,552   $ 21,035,492   1,395,287
Shares Issued in Connection with Merger              --          --             --          --
Dividends Reinvested                          1,422,386      91,642      2,064,528     138,061
Shares Redeemed                             (11,067,377)   (716,318)    (8,804,666)   (591,724)
                                          -------------  ----------   ------------   ---------
Net Increase                              $   5,256,728     340,876   $ 14,295,354     941,624
                                          =============  ==========   ============   =========
Class B Shares:
Shares Issued                             $   2,598,816     166,830   $  3,341,366     234,768
Shares Issued in Connection with Merger              --          --             --          --
Dividends Reinvested                            117,691       7,568        118,027       7,867
Shares Redeemed                                (379,315)    (24,577)      (280,570)    (18,618)
                                          -------------  ----------   ------------   ---------
Net Increase                              $   2,337,192     149,821   $  3,178,823    224,017
                                          =============  ==========   ============   =========
Class I Shares:
Shares Issued                             $   6,840,900     442,213   $    918,992      59,611
Shares Issued in Connection with Merger              --          --             --          --
Dividends Reinvested                             67,780       4,338          6,383         428
Shares Redeemed                              (3,207,178)   (207,603)      (784,575)    (51,259)
                                          -------------  --------     ------------   ---------
Net Increase                              $   3,701,502     238,948   $    140,800       8,780
                                          =============  ==========   ============   =========
Net Increase in Fund                      $  11,295,422     729,645   $ 17,614,977   1,174,421
                                          =============  ==========   ============   =========
                                                       Managed Assets Balanced Fund
                                            -----------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                                -------------             -----------------
                                             Amount        Shares        Amount       Shares
                                             ------        ------        ------       ------
Class A Shares:
Shares Issued                             $  66,133,373   5,613,705   $  8,426,899     711,227
Shares Issued in Connection with Merger              --          --      9,463,276     852,362
Dividends Reinvested                            949,079      77,650        817,537      72,314
Shares Redeemed                             (11,158,835)   (937,750)    (2,536,126)   (221,289)
                                          -------------  ----------   ------------   ---------
Net Increase                              $  55,923,617   4,753,605   $ 16,171,586   1,414,614
                                          =============  ==========   ============   =========
Class B Shares:
Shares Issued                             $   2,079,572     158,133   $  1,032,698      80,980
Shares Issued in Connection with Merger              --          --        807,188      66,363
Dividends Reinvested                             32,538       2,412          9,168         716
Shares Redeemed                                (131,057)    (10,132)        (6,339)       (515)
                                          -------------  ----------   ------------   ---------
Net Increase                              $   1,981,053     150,413   $  1,842,715     147,544
                                          =============  ==========   ============   =========
Class I Shares:
Shares Issued                             $  69,985,166   5,999,673   $ 49,005,246   4,288,634
Shares Issued in Connection with Merger              --          --        435,984      39,271
Dividends Reinvested                          1,798,637     148,568      7,286,098     648,042
Shares Redeemed                             (41,225,521) (3,503,396)   (41,766,635) (3,653,436)
                                          -------------  ----------   ------------    --------
Net Increase                              $  30,558,282   2,644,845   $ 14,960,693   1,322,511
                                          =============  ==========   ============   =========
Net Increase in Fund                      $  88,462,952   7,548,863   $ 32,974,994   2,884,669
                                          =============  ==========   ============   =========













                                                    Managed Assets Growth Fund
                                            -----------------------------------------
                                                Period Ended        December 17, 1996
                                                June 30, 1997              to
                                                 (Unaudited)        December 31, 1996
                                            --------------------    -----------------
                                            Amount        Shares    Amount     Shares
                                            ------        ------    ------     ------
Class A Shares:
Shares Issued                               $ 1,753,254   168,516   $  75,494   7,476
Shares Issued in Connection with Merger              --        --          --      --
Dividends Reinvested                             10,378       966          --      --
Shares Redeemed                                (273,815)  (25,436)         --      --
                                            -----------   -------   ---------  ------
Net Increase                                $ 1,489,817   144,046   $  75,494   7,476
                                            ===========   =======   =========  ======
Class B Shares:
Shares Issued                               $ 1,930,725   186,571   $  16,600   1,659
Shares Issued in Connection with Merger              --        --          --      --
Dividends Reinvested                              9,945       933          --      --
Shares Redeemed                                  (6,019)     (591)         --      --
                                            -----------   -------   ---------  ------
Net Increase                                $ 1,934,651   186,913   $  16,600   1,659
                                            ===========   =======   =========  ======
Class I Shares:
Shares Issued                               $    68,905     6,591   $ 586,711  58,671
Shares Issued in Connection with Merger              --        --          --      --
Dividends Reinvested                                 10        --          --      --
Shares Redeemed                                      --        --          --      --
                                            -----------   -------   ---------  ------
Net Increase                                $    68,906     6,591   $ 586,711  58,671
                                            ===========   =======   =========  ======
Net Increase in Fund                        $ 3,493,374   337,550   $ 678,805  67,806
                                            ===========   =======   =========  ======

                                                            Equity Income Fund
                                             -----------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                               --------------             -----------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $  3,795,342      278,433   $ 11,093,531     852,135
Shares Issued in Connection with Merger             --           --             --          --
Dividends Reinvested                           197,214       14,379        160,285      12,297
Shares Redeemed                             (6,312,648)    (455,456)    (1,604,818)   (124,553)
                                          ------------   ----------   ------------   ---------
Net Increase (Decrease)                   $ (2,320,092)    (162,644)  $  9,648,998     739,879
                                          ============   ==========   ============  ==========
Class B Shares:
Shares Issued                             $    520,979       38,302   $  1,308,057     102,562
Dividends Reinvested                            21,596        1,564         28,902       2,231
Shares Redeemed                               (404,966)     (30,452)      (152,379)    (11,467)
                                              --------   ----------   ------------  ----------
Net Increase (Decrease)                   $    137,608        9,414   $  1,184,580      93,326
                                          ============   ==========   ============  ==========
Class I Shares:
Shares Issued                             $  9,754,605      715,798   $ 45,081,757   3,527,231
Shares Issued in Connection with Merger             --           --             --          --
Dividends Reinvested                            58,996        4,386        218,010      16,975
Shares Redeemed                            (47,309,598)  (3,487,977)   (39,544,438) (3,063,638)
                                           -----------   ----------    -----------  ----------
Net Increase (Decrease)                   $(37,495,997)  (2,767,793)  $  5,755,329     480,568
                                          =============  ==========   ============  ==========
Net Increase (Decrease) in Fund           $(39,678,481)  (2,921,023)  $ 16,588,907   1,313,773
                                          =============  ==========   ============  ==========
                                                               Growth Fund
                                             -------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                             -----------------            -----------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $ 14,130,860   1,065,950   $ 13,444,141    1,080,205
Shares Issued in Connection with Merger             --          --      5,930,465      512,787
Dividends Reinvested                             8,852         674        841,743       72,662
Shares Redeemed                             (5,540,454)   (398,268)    (2,311,238)    (186,293)
                                          ------------  ----------   ------------   ----------
Net Increase (Decrease)                   $  8,599,258     668,356   $ 17,905,111    1,479,361
                                          ============  ==========   ============   ==========
Class B Shares:
Shares Issued                             $    495,728      36,664   $    782,000       62,854
Dividends Reinvested                                --          --         94,605        8,218
Shares Redeemed                               (535,702)    (42,952)       (79,233)      (6,367)
                                          -------------  ----------   ------------   ---------
Net Increase (Decrease)                   $    (39,974)     (6,288)  $    797,372       64,705
                                          ============  ==========   ============   ==========
Class I Shares:
Shares Issued                             $  9,176,401   2,945,839   $ 41,360,067    3,369,088
Shares Issued in Connection with Merger             --          --    222,424,201   19,236,854
Dividends Reinvested                           246,492      18,087     27,429,285    2,372,057
Shares Redeemed                            (78,650,196) (5,920,709)   (90,415,801)  (7,318,686)
                                          ------------  ----------   ------------   ----------
Net Increase (Decrease)                   $(39,227,303) (2,956,783)  $200,797,752   17,659,313
                                          ============  ==========   ============   ==========
Net Increase (Decrease) in Fund           $(30,668,019) (2,294,715)  $219,500,235   19,203,379
                                          ============  ==========   ============   ==========

















                                                            Mid-Cap Opportunity
                                              ----------------------------------------------
                                                 Period Ended
                                                 June 30, 1997                Year Ended
                                                  (Unaudited)              December 31, 1996
                                              --------------------       ----------------------
                                              Amount        Shares       Amount          Shares
                                              ------        ------       ------          ------
Class A Shares:
Shares Issued                             $ 26,935,862     1,511,049   $  23,692,655      1,355,358
Shares Issued in Connection with Merger             --            --              --             --
Dividends Reinvested                            13,026           749          108,810         6,534
Shares Redeemed                             (8,294,765)     (457,788)     (15,056,564)     (907,440)
                                          -------------   ----------   --------------   -----------
Net Increase (Decrease)                   $ 18,654,123     1,054,010   $    8,744,901       454,452
                                          ==============  ==========   ==============   ===========
Class B Shares:
Shares Issued                             $    1,220,715     125,777   $      162,993        16,148
Dividends Reinvested                                 --           --               86             9
Shares Redeemed                                 (17,388)      (1,784)              --            --
                                          -------------   ----------   --------------   -----------
Net Increase (Decrease)                   $    1,203,327     123,993   $      163,079        16,157
                                          ==============  ==========   ==============   ===========
Class I Shares:
Shares Issued                             $   96,579,562   5,361,186   $  172,410,355    10,192,078
Shares Issued in Connection with Merger              --           --              --             --
Dividends Reinvested                            345,732       18,476       1,169,588        69,096
Shares Redeemed                            (103,501,987)  (5,762,388)   (167,383,102)   (10,003,854)
                                          -------------   ----------   -------------    -----------
Net Increase (Decrease)                   $   (6,576,693)   (382,726)  $    6,196,841       257,320
                                          ==============  ==========   ==============   ===========
Net Increase (Decrease) in Fund           $   13,280,757     795,277   $   15,104,821       727,929
                                          ==============  ==========   ==============   ===========

                                       Small-Cap Opportunity
                         ------------------------------------------------
                             Period Ended
                             June 30, 1997                Year Ended
                              (Unaudited)             December 31, 1996
                          --------------------       --------------------
                          Amount        Shares       Amount        Shares
                          ------        ------       ------        ------
Class A Shares:
Shares Issued          $   4,120,307    294,426   $   6,588,789     492,296
Dividends Reinvested             --          --         548,267      40,137
Shares Redeemed           (2,553,243)  (176,625)     (1,261,317)    (98,737)
                       -------------  ---------   -------------   ---------
Net Increase           $   1,567,064    117,801   $   5,875,739     433,696
                       =============  =========   =============   =========
Class B Shares:
Shares Issued          $     296,986     21,591   $      88,109       6,603
Dividends Reinvested             --          --           8,638         638
Shares Redeemed               (1,039)       (69)         (5,113)       (378)
                       -------------  ---------   -------------   ---------
Net Increase           $     295,947     21,522   $      91,634       6,863
                       =============  =========   =============   =========
Class I Shares:
Shares Issued          $  30,975,987  2,206,092   $  26,677,330   1,999,204
Dividends Reinvested             --          --       7,414,201     538,441
Shares Redeemed          (12,153,525)  (868,654)    (13,774,348) (1,044,928)
                       -------------  ---------   -------------   ---------
Net Increase           $  18,822,462  1,337,438   $  20,317,183   1,492,717
                       =============  =========   =============   =========
Net Increase in Fund   $  20,685,473  1,476,761   $  26,284,556   1,933,276
                       =============  =========   =============   =========
                                        Intrinsic Value Fund
                          ---------------------------------------------------
                              Period Ended
                             June 30, 1997                 Year Ended
                              (Unaudited)               December 31, 1996
                          --------------------        ---------------------
                          Amount        Shares        Amount         Shares
                          ------        ------        ------         ------
Class A Shares:
Shares Issued          $  22,280,540   1,567,046   $   4,813,365      337,213
Dividends Reinvested        298,929       20,287        392,449        30,190
Shares Redeemed          (4,765,207)    (332,957)    (3,069,127)     (237,189)
                       -------------   ---------   -------------   ----------
Net Increase           $  17,814,262   1,254,376   $   2,136,687      130,214
                       =============   =========   =============   ==========
Class B Shares:
Shares Issued          $   1,090,839     102,359   $     181,790       17,729
Dividends Reinvested           9,458         862             690           68
Shares Redeemed              (14,428)     (1,356)            --            --
                       -------------   ---------   -------------   ----------
Net Increase           $   1,085,869     101,865   $     182,480       17,797
                       =============   =========   =============   ==========
Class I Shares:
Shares Issued          $  91,863,525   6,411,002   $ 139,927,769   10,692,276
Dividends Reinvested       2,348,419     160,249       4,797,959      367,462
Shares Redeemed          (49,346,657) (3,452,171)    (65,319,700)  (5,010,787)
                       -------------   ---------   -------------   ----------
Net Increase           $  44,865,287   3,119,080   $  79,406,028    6,048,951
                       =============   =========   =============   ==========
Net Increase in Fund   $  63,765,418   4,475,321   $  81,725,195    6,196,962
                       =============   =========   =============   ==========
                                         Growth and Value Fund
                          ----------------------------------------------------
                              Period Ended
                              June 30, 1997                  Year Ended
                               (Unaudited)               December 31, 1996
                           --------------------         ---------------------
                           Amount        Shares         Amount         Shares
                           ------        ------         ------         ------
Class A Shares:
Shares Issued          $  31,873,710   2,127,176   $  16,028,372    1,124,155
Dividends Reinvested         363,268      23,594         560,494       39,583
Shares Redeemed           (5,873,413)   (390,524)    (10,821,842)    (772,283)
                       -------------   --------    -------------   ----------
Net Increase           $  26,363,565   1,760,246   $   5,767,024      391,455
                       ==============  =========   ==============  ==========
Class B Shares:
Shares Issued          $   1,686,335     172,077   $     196,222       19,580
Dividends Reinvested           5,326         519             601           64
Shares Redeemed              (37,296)     (3,766)            --            --
                       -------------   ----------   ------------  -------------
Net Increase           $   1,654,365     168,830   $     196,823       19,644
                       =============   ==========   ============  ============
Class I Shares:
Shares Issued          $ 118,523,931   8,041,831   $ 187,744,205   13,228,960
Dividends Reinvested       1,709,361     114,079       5,853,778      413,067
Shares Redeemed         (108,839,139) (7,319,512)   (195,990,296) (13,908,643)
                       -------------  ----------   -------------  -----------
Net Increase           $  11,394,153     836,398   $  (2,392,313)    (266,616)
                       =============  ==========   =============  ============
Net Increase in Fund   $  39,412,083   2,765,474   $   3,571,534      144,483
                       =============  ==========   =============  ============

                                                              Equity Index Fund
                                              ---------------------------------------------------
                                                  Period Ended
                                                 June 30, 1997                   Year Ended
                                                  (Unaudited)                December 31, 1996
                                              ---------------------         ---------------------
                                              Amount         Shares         Amount         Shares
                                              ------         ------         ------         ------
Class A Shares:
Shares Issued                             $  44,131,918     2,520,168   $  31,801,287    1,957,460
Shares Issued in Connection with Merger              --            --              --           --
Dividends Reinvested                            433,554        22,978         206,905       12,734
Shares Redeemed                             (20,376,758)   (1,137,406)     (2,209,647)    (143,624)
                                          -------------   -----------   -------------  -----------
Net Increase                              $  24,188,714     1,405,740   $  29,798,545    1,826,570
                                          =============   ===========   =============  ===========
Class B Shares:
Shares Issued                             $     627,814        54,262   $     111,829       10,652
Shares Issued in Connection with Merger              --            --              --           --
Dividends Reinvested                              5,530           464             466           44
Shares Redeemed                                      --            --              --           --
                                          -------------   -----------   -------------  -----------
Net Increase                              $     633,344        54,726   $     112,295       10,696
                                          =============   ===========   =============  ===========
Class I Shares:
Shares Issued                             $  71,754,645     3,966,903   $ 411,754,518   27,064,141
Shares Issued in Connection with Merger              --            --              --           --
Dividends Reinvested                          3,690,137       199,257      12,028,976      766,473
Shares Redeemed                            (351,112,137)  (19,890,570)   (235,108,926) (15,057,677)
                                          -------------   -----------   -------------  -----------
Net Increase (Decrease)                   $(275,667,355)  (15,724,410)  $ 188,674,568   12,772,937
                                          =============   ===========   =============  ===========
Net Increase (Decrease) in Fund           $(250,845,297)  (14,263,944)  $ 218,585,408   14,610,203
                                          =============   ===========   =============  ===========
                                                        International Equity Fund
                                             ------------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                             --------------------        --------------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $   7,898,916     669,473   $  5,469,113      471,883
Shares Issued in Connection with Merger             --           --      5,000,559      437,253
Dividends Reinvested                             83,234       6,514         25,480        2,217
Shares Redeemed                              (1,412,099)   (117,393)      (925,372)     (80,361)
                                          -------------  ----------   ------------   ----------
Net Increase                              $   6,570,051     558,594   $  9,569,780      830,992
                                          =============  ==========   ============   ==========
Class B Shares:
Shares Issued                             $     344,678      30,736   $    207,457       19,628
Shares Issued in Connection with Merger              --          --        902,000       83,241
Dividends Reinvested                              3,667         305          3,879          363
Shares Redeemed                                (180,157)    (16,378)       (12,832)      (1,174)
                                          -------------  ----------   ------------   ----------
Net Increase                              $     168,188      14,663   $  1,100,504      102,058
                                          =============  ==========   ============   ==========
Class I Shares:
Shares Issued                             $  57,695,997   4,887,170   $156,316,681   13,690,888
Shares Issued in Connection with Merger              --          --    139,065,560   12,158,206
Dividends Reinvested                            951,241      75,296      1,166,795      101,789
Shares Redeemed                             (26,867,503) (2,285,457)   (28,938,741)  (2,506,907)
                                          -------------  ----------   ------------   ----------
Net Increase (Decrease)                   $  31,779,736   2,677,009   $267,610,295   23,443,976
                                          =============  ==========   ============   ==========
Net Increase (Decrease) in Fund           $  38,517,976   3,250,265   $278,280,579   24,377,026
                                          =============  ==========   ============   ==========

                                                           Intermediate Bond Fund
                                             ---------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                  Year Ended
                                                 (Unaudited)               December 31, 1996
                                             --------------------         ---------------------
                                             Amount        Shares         Amount         Shares
                                             ------        ------         ------         ------
Class A Shares:
Shares Issued                             $  5,057,844      493,841   $   8,796,002       850,551
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                           561,872       54,943         608,725        59,665
Shares Redeemed                             (2,183,290)    (213,145)     (2,595,255)     (254,168)
                                          ------------   ----------   -------------   -----------
Net Increase (Decrease)                   $  3,436,426      335,639   $   6,809,472       656,048
                                          ============   ==========   =============   ===========
Class B Shares:
Shares Issued                             $    120,076       11,812   $     120,890        11,847
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                             3,336          330             726            71
Shares Redeemed                                (16,757)      (1,656)             --            --
                                          ------------   ----------   -------------   -----------
Net Increase (Decrease)                   $    106,655       10,486   $     121,616        11,918
                                          ============   ==========   =============   ===========
Class I Shares:
Shares Issued                             $ 97,291,132    9,484,546   $ 109,594,960    10,695,590
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                         8,632,875      844,199      18,582,923     1,823,614
Shares Redeemed                            (59,081,705)  (5,761,832)   (123,973,501)  (12,103,697)
                                          ------------   ----------   -------------   -----------
Net Increase (Decrease)                   $ 46,842,302    4,566,913   $   4,204,382       415,507
                                          ============   ==========   =============   ===========
Net Increase (Decrease) in Fund           $ 50,385,383    4,913,037   $  11,135,470     1,083,473
                                          ============   ==========   =============   ===========
                                                                Bond Fund
                                             --------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                             --------------------        --------------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $ 27,929,901   2,738,790   $  18,025,833   1,759,192
Shares Issued in Connection with Merger             --          --       3,578,204      54,183
Dividends Reinvested                         1,578,659     155,256       1,569,989     154,343
Shares Redeemed                             (8,050,470)   (787,232)     (7,420,659)   (728,002)
                                          ------------   ----------   ------------  ----------
Net Increase (Decrease)                   $ 21,458,090   2,106,814   $  15,753,367   1,539,716
                                          ============   ==========   ============  ==========
Class B Shares:
Shares Issued                             $    901,873       88,416   $    158,728      15,396
Shares Issued in Connection with Merger             --           --        119,311      11,877
Dividends Reinvested                            16,133        1,584          3,723         365
Shares Redeemed                                (71,355)      (6,990)        (4,168)       (416)
                                          ------------   ----------   ------------  ----------
Net Increase (Decrease)                   $    846,651       83,012   $    277,594      27,222
                                          ============   ==========   ============  ==========
Class I Shares:
Shares Issued                             $244,804,352   23,990,707   $210,681,955  20,613,883
Shares Issued in Connection with Merger             --           --    127,168,386  12,587,564
Dividends Reinvested                        16,403,984    1,612,494     28,011,422   2,757,955
Shares Redeemed                            (49,755,856)  (4,880,111)   (88,910,686) (8,695,219)
                                          ------------   ----------   ------------  ----------
Net Increase (Decrease)                   $211,452,480   20,723,090   $276,951,077  27,264,183
                                          ============   ==========   ============  ==========
Net Increase (Decrease) in Fund           $233,757,221   22,912,916   $292,982,038  28,831,121
                                          ============   ==========   ============  ==========
                                                                Short Bond Fund
                                             --------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                  Year Ended
                                                 (Unaudited)               December 31, 1996
                                             --------------------         ---------------------
                                             Amount        Shares         Amount         Shares
                                             ------        ------         ------         ------
Class A Shares:
Shares Issued                             $    914,924       90,314   $     486,197        47,796
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                            42,531        4,225          35,923         3,549
Shares Redeemed                               (514,050)     (50,754)       (244,422)      (24,031)
                                          ------------    ---------   -------------     ---------
Net Increase (Decrease)                   $    433,405       43,785   $     277,698        27,314
                                          ============    =========   =============     =========
Class B Shares:
Shares Issued                             $     32,500        3,248   $      55,979         5,552
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                               610           60             375            38
Shares Redeemed                                (20,443)      (2,048)             --            --
                                          ------------    ---------   -------------     ---------
Net Increase (Decrease)                   $     12,667        1,260   $      56,354         5,590
                                          ============    =========   =============     =========
Class I Shares:
Shares Issued                             $ 45,290,229    4,496,910   $  40,830,609     4,022,313
Shares Issued in Connection with Merger             --           --              --            --
Dividends Reinvested                         1,949,913      193,657       3,598,870       355,518
Shares Redeemed                            (25,502,441)  (2,527,513)    (33,628,814)   (3,310,328)
                                          ------------    ---------   -------------     ---------
Net Increase (Decrease)                   $ 21,737,701    2,163,054   $  10,800,665     1,067,503
                                          ============    =========   =============     =========
Net Increase (Decrease) in Fund           $ 22,193,773    2,208,099   $  11,134,717     1,100,407
                                          ============    =========   =============     =========

                                                               Income Fund
                                             -------------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                             --------------------        --------------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $  1,453,270      186,524   $  6,282,665      802,997
Shares Issued in Connection with Merger             --           --             --           --
Dividends Reinvested                           237,392       30,629        325,086       41,392
Shares Redeemed                             (3,254,483)    (418,873)    (3,419,713)    (467,477)
                                          ------------   ----------   ------------   ----------
Net Increase                              $ (1,563,821)    (201,720)  $  3,188,038      376,912
                                          ============   ==========   ============   ==========
Class B Shares:
Shares Issued                             $    115,267       14,844   $    352,863       42,575
Dividends Reinvested                             7,292          940         12,777        1,628
Shares Redeemed                               (212,667)     (27,347)       (93,950)     (11,916)
                                          ------------   ----------   ------------   ----------
Net Increase                              $    (90,108)     (11,563)  $    271,690       32,287
                                          ============   ==========   ============   ==========
Class I Shares:
Shares Issued                             $  4,754,029      610,321   $ 57,231,153    7,271,595
Shares Issued in Connection with Merger             --           --             --           --
Dividends Reinvested                            20,290        2,614        267,331       33,983
Shares Redeemed                            (56,157,021)  (7,207,579)   (54,915,467)  (6,929,097)
                                          ------------   ----------   ------------   ----------
Net Increase                              $(51,382,700)  (6,594,644)  $  2,583,017      376,481
                                          ============   ==========   ============   ==========
Net Increase in Fund                      $(52,036,629)  (6,807,927)  $  6,042,745      785,680
                                          ============   ==========   ============   ==========
                                                        International Bond Fund
                                          ---------------------------------------------------
                                                Period Ended
                                               June 30, 1997               Year Ended
                                                (Unaudited)            December 31, 1996
                                             -------------------       -------------------
                                             Amount       Shares       Amount       Shares
                                             ------       ------       ------       ------
Class A Shares:
Shares Issued                             $  2,379,036    234,140   $  1,566,208    146,224
Shares Issued in Connection with Merger             --         --             --         --
Dividends Reinvested                            68,001      6,708         47,338      4,420
Shares Redeemed                               (261,093)   (25,760)      (107,494)   (10,002)
                                          ------------  ---------   ------------  ---------
Net Increase                              $  2,185,945    215,088   $  1,506,052    140,642
                                          ============  =========   ============  =========
Class B Shares:
Shares Issued                             $     27,798      2,724   $     41,186      3,768
Dividends Reinvested                             1,060        104            541         50
Shares Redeemed                                     --         --             --         --
                                          ------------  ---------   ------------  ---------
Net Increase                              $     28,858      2,828   $     41,727      3,818
                                          ============  =========   ============  =========
Class I Shares:
Shares Issued                             $ 23,265,329  2,230,025   $ 40,613,308  3,806,690
Shares Issued in Connection with Merger            --          --            --          --
Dividends Reinvested                           780,669     76,455        795,338     73,443
Shares Redeemed                             (3,741,072)  (366,536)    (2,780,800)  (259,630)
                                          ------------  ---------   ------------  ---------
Net Increase                              $ 20,304,926  1,939,944   $ 38,627,846  3,620,503
                                          ============  =========   ============  =========
Net Increase in Fund                      $ 22,519,729  2,157,860   $ 40,175,625  3,764,963
                                          ============  =========   ============  =========
                                                           Municipal Bond Fund
                                             ----------------------------------------------
                                                 Period Ended
                                                June 30, 1997                 Year Ended
                                                 (Unaudited)              December 31, 1996
                                             --------------------        -------------------
                                             Amount        Shares        Amount        Shares
                                             ------        ------        ------        ------
Class A Shares:
Shares Issued                             $   6,100,854     495,150   $  13,282,083   1,066,331
Shares Issued in Connection with Merger              --          --      11,575,160     947,394
Dividends Reinvested                            384,733      31,062         457,891      37,159
Shares Redeemed                              (5,185,353)   (422,576)     (3,271,199)   (264,538)
                                          -------------  ----------   -------------  ----------
Net Increase                              $   1,300,234     103,636   $  22,043,935   1,786,346
                                          =============  ==========   =============  ==========
Class B Shares:
Shares Issued                             $     201,284      16,281   $     435,395      34,380
Dividends Reinvested                             12,610       1,026          14,804       1,201
Shares Redeemed                                 (59,959)     (4,869)             --          --
                                          -------------  ----------   -------------  ----------
Net Increase                              $     153,935      12,438   $     450,199      35,581
                                          =============  ==========   =============  ==========
Class I Shares:
Shares Issued                             $  59,513,539   4,839,026   $  44,396,921   3,630,551
Shares Issued in Connection with Merger              --          --      91,002,940   7,456,140
Dividends Reinvested                            374,113      30,560         689,255      56,095
Shares Redeemed                             (58,911,055) (4,774,379)    (34,399,736) (2,790,753)
                                          -------------  ----------   -------------  ----------
Net Increase                              $     976,597      95,207   $ 101,689,380   8,352,033
                                          =============  ==========   =============  ==========
Net Increase in Fund                      $   2,430,766     211,281   $ 124,183,514  10,173,960
                                          =============  ==========   =============  ==========

                                     Intermediate Municipal Bond Fund
                             ------------------------------------------------
                                 Period Ended
                                June 30, 1997                 Year Ended
                                 (Unaudited)              December 31, 1996
                             --------------------        --------------------
                             Amount        Shares        Amount        Shares
                             ------        ------        ------        ------
Class A Shares:
Shares Issued             $  1,993,884      165,691   $  5,404,061      366,796
Dividends Reinvested           294,928       24,522        524,344       43,521
Shares Redeemed             (2,107,874)    (175,537)    (3,525,775)    (287,987)
                          ------------   ----------   ------------   ----------
Net Increase (Decrease)   $    180,938       14,676   $  2,402,630      122,330
                          ============   ==========   ============   ==========
Class B Shares:
Shares Issued             $     40,661        3,352   $    306,006       24,466
Dividends Reinvested             8,065          671         10,793          886
Shares Redeemed                (31,769)      (2,641)       (31,817)      (2,637)
                          ------------   ----------   ------------   ----------
Net Increase              $     16,957        1,382   $    284,982       22,715
                          ============   ==========   ============   ==========
Class I Shares:
Shares Issued             $ 34,591,936    2,867,477   $ 61,280,262    5,150,519
Dividends Reinvested            94,450        7,852        195,229       16,192
Shares Redeemed            (31,129,029)  (2,584,633)   (57,603,084)  (4,790,142)
                          ------------   ----------   ------------   ----------
Net Increase              $  3,557,357      290,696   $  3,872,407      376,569
                          ============   ==========   ============   ==========
Net Increase in Fund      $  3,755,252      306,754   $  6,560,019      521,614
                          ============   ==========   ============   ==========

                                     Michigan Municipal Bond Fund
                           -----------------------------------------------
                                Period Ended
                               June 30, 1997               Year Ended
                                (Unaudited)            December 31, 1996
                            --------------------       -------------------
                             Amount       Shares       Amount       Shares
                             ------       ------       ------       ------
Class A Shares:
Shares Issued             $   651,199      62,331   $   911,973      79,044
Dividends Reinvested          313,014      29,953       657,970      63,485
Shares Redeemed            (2,165,833)   (206,844)   (3,759,125)   (354,815)
                          -----------   ---------   -----------   ---------
Net Increase (Decrease)   $(1,201,620)   (114,560)  $(2,189,182)   (212,286)
                          ===========   =========   ===========   =========
Class B Shares:
Shares Issued             $   154,774      15,320   $   110,019      10,827
Dividends Reinvested            1,442         142            63           6
Shares Redeemed               (22,479)     (2,223)           --          --
                          -----------   ---------   -----------   ---------
Net Increase              $   133,737      13,239   $   110,082      10,833
                          ===========   =========   ===========   =========
Class I Shares:
Shares Issued             $10,719,028   1,023,291   $16,351,477   1,572,801
Dividends Reinvested          148,548      14,214       196,702      18,959
Shares Redeemed            (3,922,806)   (376,034)   (6,798,951)   (652,256)
                          -----------   ---------   -----------   ---------
Net Increase              $ 6,944,770    661,471    $ 9,749,228     939,504
                          ===========   =========   ===========   =========
Net Increase in Fund      $ 5,876,887    560,150    $ 7,670,128     738,051
                          ===========   =========   ===========   =========

Pegasus Funds
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Period

                                                                  Investment Operations
                                            ----------------------------------------------------------------
                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                            ---------     ------       -----------    ----------     ------
MANAGED ASSETS CONSERVATIVE FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $15.34       0.31            0.72         $ 1.03        (0.32)
    December 31, 1996                         $14.54       0.56            0.89         $ 1.45        (0.56)
    December 31, 1995                         $12.13       0.64            2.48         $ 3.12        (0.68)
    December 31, 1994                         $13.11       0.73           (0.98)        $(0.25)       (0.72)
    December 31, 1993                         $12.68       0.72            0.61         $ 1.33        (0.72)
    December 31, 1992                         $12.56       0.79            0.26         $ 1.05        (0.77)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $15.36       0.25            0.72         $ 0.97        (0.27)
    December 31, 1996                         $14.56       0.44            0.89         $ 1.33        (0.44)
For the period ended 12/31/95(2)              $12.42       0.45            2.17         $ 2.62        (0.45)
For the period ended 12/2/94(1)               $13.05       0.51           (0.91)        $(0.40)       (0.54)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $15.38       0.32            0.74         $ 1.06        (0.33)
    December 31, 1996                         $14.57       0.60            0.89         $ 1.49        (0.59)
For the period ended 12/31/1995(4)            $12.42       0.57            2.18         $ 2.75        (0.57)
------------------------------------------------------------------------------------------------------------
MANAGED ASSETS BALANCED FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $11.63       0.16            0.85         $ 1.01        (0.17)
    December 31, 1996                         $11.24       0.35            1.06         $ 1.41        (0.34)
    December 31, 1995                         $ 9.53       0.35            1.83         $ 2.18        (0.35)
    December 31, 1994                         $10.00       0.28           (0.48)        $(0.20)       (0.27)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $12.81       0.13            0.94         $ 1.07        (0.13)
For the period ended 12/31/96(5)              $12.16       0.08            0.81         $ 0.89        (0.07)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $11.59       0.17            0.88         $ 1.05        (0.18)
    December 31, 1996                         $11.24       0.39            1.02         $ 1.41        (0.38)
    December 31, 1995                         $ 9.53       0.35            1.83         $ 2.18        (0.35)
    December 31, 1994                         $10.00       0.28           (0.48)        $(0.20)       (0.27)
------------------------------------------------------------------------------------------------------------
MANAGED ASSETS GROWTH FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.08       0.09            1.02         $ 1.11        (0.10)
For the period ended 12/31/1996(6)            $10.00         --            0.08         $ 0.08           --
  Class B Shares
For the period ended 6/30/97 (unaudited)      $ 9.99       0.07            0.97         $ 1.04        (0.09)
For the period ended 12/31/1996(6)            $10.00         --           (0.01)        $(0.01)          --
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.13       0.14            0.97         $ 1.11        (0.11)
For the period ended 12/31/1996(6)            $10.00         --            0.13         $ 0.13           --

                           Less Distributions
------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
----------   ----------------   ------------  ---------   -------------
    --                --             --           --          $(0.32)
    --             (0.09)            --           --          $(0.65)
    --             (0.03)            --           --          $(0.71)
    --             (0.01)            --           --          $(0.73)
    --             (0.18)            --           --          $(0.90)
    --             (0.16)            --           --          $(0.93)

    --                --             --           --          $(0.27)
    --             (0.09)            --           --          $(0.53)
    --             (0.03)            --           --          $(0.48)
    --             (0.01)            --           --          $(0.55)

    --                --             --           --          $(0.33)
    --             (0.09)            --           --          $(0.68)
    --             (0.03)            --           --          $(0.60)
-----------------------------------------------------------------------------

    --                --             --           --          $(0.17)
    --             (0.68)            --           --          $(1.02)
    --             (0.12)            --           --          $(0.47)
    --                --             --           --          $(0.27)

    --                --             --           --          $(0.13)
                   (0.17)            --           --          $(0.24)

    --                --             --           --          $(0.18)
    --             (0.68)            --           --          $(1.06)
    --             (0.12)            --           --          $(0.47)
    --                --             --           --          $(0.27)
-----------------------------------------------------------------------------

    --                --             --           --          $(0.10)
    --                --             --           --              --

    --                --             --           --          $(0.09)
    --                --             --           --              --

    --                --             --           --          $(0.11)
    --                --             --           --              --

<FN
See Notes to Financial Statements.

                               Ratios/Supplemental Data
---------------------------------------------------------------------------------------
                                                             Net
Conversion                                                  Assets          Ratio of
    to        Net Change    Net Asset                       End of          Expenses
  Class A       In Net     Value, End       Total           Period         to Average
  Shares     Asset Value    of Period      Return(a)   (000's omitted)   Net Assets(%)
---------------------------------------------------------------------------------------
      --         0.71        $16.05         13.64%+        $ 78,001           1.22%+
      --         0.80        $15.34         10.11%         $ 69,301           1.18%
      --         2.41        $14.54         26.40%         $ 51,997           1.17%
      --        (0.98)       $12.13         (1.92)%        $ 44,367           0.63%
      --         0.43        $13.11         10.70%         $ 51,586           0.39%
      --         0.12        $12.68          8.68%         $ 34,262           0.02%

      --         0.71        $16.07         12.92%+        $  8,409           1.97%+
      --         0.80        $15.36          9.26%         $  5,736           1.93%
      --         2.14        $14.56         21.42%++       $  2,175           1.92%+
(12.10)(3)          -            --         (3.13)%++            --           1.21%+

      --         0.73        $16.11         13.92%+        $  5,420           0.97%+
      --         0.81        $15.38         10.43%         $  1,501           0.93%
      --         2.15        $14.57         22.55%++       $  1,294           0.77%+
---------------------------------------------------------------------------------------

      --         0.84        $12.47         17.40%+        $ 88,010           1.22%+
      --         0.39        $11.63         12.99%         $ 26,775           1.09%
      --         1.71        $11.24         23.18%         $  9,986           0.91%
      --        (0.47)       $ 9.53         (1.95)%        $  8,168           0.85%

      --         0.94        $13.75         16.78%+        $  4,097           1.96%+
      --         0.65        $12.81          7.30%++       $  1,890           1.96%+

      --         0.87        $12.46         18.08%+        $142,097           0.97%+
      --         0.35        $11.59         13.04%         $101,596           0.94%
      --         1.71        $11.24         23.18%         $ 83,638           0.91%
      --        (0.47)       $ 9.53         (1.95)%        $ 45,999           0.85%

---------------------------------------------------------------------------------------
      --         1.01        $11.09         22.06%+        $  1,680           1.21%+
      --         0.08        $10.08          0.80%++       $     75           1.20%+

      --         0.95        $10.94         20.88%+        $  2,064           1.96%+
      --        (0.01)       $ 9.99         (0.10)%++      $     17           1.95%+

      --         1.00        $11.13         22.00%+        $    727           0.96%+
      --         0.13        $10.13          1.30%++       $    594           0.95%+


                   Ratios/Supplemental Data (Continued)
---------------------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without Fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
---------------------------------------------------------------------------------------
     4.07%+          1.30%+            3.99%+         26.41%       $0.06
     3.64%           1.33%             3.49%          63.41%       $0.05
     4.88%           1.54%             4.51%           8.23%++        --
     5.77%           1.67%             4.73%          28.69%++        --
     5.54%           1.65%             4.28%          16.40%          --
     6.24%           1.88%             4.38%          22.14%           -

     3.32%+          2.05%+            3.24%+         26.41%       $0.06
     2.89%           2.07%             2.75%          63.41%       $0.05
     3.89%+          2.12%+            3.70%+          8.23%++        --
     4.10%+          2.17%+            3.14%+         28.69%           -

     4.32%+          1.05%             4.24%+         26.41%       $0.06
     3.89%           1.19%             3.63%          63.41%       $0.05
     5.12%+          1.22%+            4.66%+          8.23%++         -
------------------------------------------------------------------------
     3.06%+          1.28%+            3.00%+         41.66%       $0.05
     3.13%           1.16%             3.06%          50.50%       $0.07
     3.40%           1.09%             3.22%          31.76%          --
     3.41%           1.56%             2.70%          37.49%           -

     2.31%+          2.02%+            2.25%+         41.66%       $0.05
     1.35%+          2.03%+            1.28%+         50.50%       $0.07+


     3.31%+          1.03%+            3.25%+         41.66%       $0.05
     3.28%           1.01%             3.21%          50.50%       $0.07
     3.40%           1.09%             3.22%          31.76%          --
     3.41%           1.56%             2.70%          37.49%           -
------------------------------------------------------------------------
     2.20%+          2.48%             0.93%+         10.88%           -
    (0.45)%+        (3.50)%+          (2.75)%+         0.00%           -

     1.45%+          3.09%             0.46%+         10.88%          --
    (1.20)%+        (4.25)%+          (3.50)%+         0.00%           -

     2.45%+          2.93%             0.67%+         10.88%          --
    (0.20)%+        (3.25)%+          (2.50)%+         0.00%          --

See Notes to Financial Statements.

                                                                  Investment Operations
                                            --------------------------------------------------------------------

                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                            --------------------------------------------------------------------
EQUITY INCOME FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $13.29        0.22           1.13         $ 1.35        (0.22)
    December 31, 1996                         $12.22        0.39           1.90         $ 2.29        (0.38)
For the period ended 12/31/1995(7)            $10.00        0.36           2.57         $ 2.93        (0.36)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $13.28        0.19           1.11         $ 1.29        (0.17)
    December 31, 1996                         $12.22        0.30           1.88         $ 2.18        (0.28)
For the period ended 12/31/1995(7)            $10.00        0.29           2.56         $ 2.85        (0.29)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $13.25        0.23           1.14         $ 1.37        (0.24)
    December 31, 1996                         $12.21        0.45           1.87         $ 2.32        (0.44)
For the period ended 12/31/1995(7)            $10.00        0.42           2.55         $ 2.97        (0.42)
-------------------------------------------------------------------------------------------------------------
GROWTH FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $12.64        0.00           2.04         $ 2.04           --
    December 31, 1996                         $11.97        0.05           1.04         $ 1.09        (0.06)
For the period ended 12/31/1995(7)            $10.00        0.11           2.86         $ 2.97        (0.11)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $12.56       (0.04)          2.03         $ 1.99           --
    December 31, 1996                         $11.95       (0.02)          0.99         $ 0.97           --
For the period ended 12/31/1995(7)            $10.00        0.06           2.84         $ 2.90        (0.06)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $12.63        0.02           2.06         $ 2.05        (0.02)
    December 31, 1996                         $11.97        0.09           1.02         $ 1.11        (0.09)
For the period ended 12/31/1995(7)            $10.00        0.15           2.86         $ 3.01        (0.15)
-------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $17.61       (0.01)          2.48         $ 2.47           --
    December 31, 1996                         $15.15        0.02           3.74         $ 3.76        (0.02)
    December 31, 1995                         $13.34        0.06           2.57         $ 2.63        (0.06)
    December 31, 1994                         $14.49        0.07          (0.54)        $(0.47)       (0.07)
    December 31, 1993                         $12.37        0.10           2.87         $ 2.97        (0.10)
    December 31, 1992(22)                     $10.95        0.08           1.88         $ 1.96        (0.08)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $ 9.57       (0.01)          1.32         $ 1.31           --
    December 31, 1996(8)                      $10.00        0.00           0.79         $ 0.79        (0.01)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $17.61        0.01           2.48         $ 2.49        (0.01)
    December 31, 1996                         $15.15        0.04           3.74         $ 3.78        (0.04)
    December 31, 1995                         $13.34        0.06           2.57         $ 2.63        (0.06)
    December 31, 1994                         $14.49        0.07          (0.54)        $(0.47)       (0.07)
    December 31, 1993                         $12.37        0.10           2.87         $ 2.97        (0.10)
    December 31, 1992                         $10.40        0.11           2.43         $ 2.54        (0.11)
                           Less Distributions
-----------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --                --              --           --         $(0.22)
    --             (0.84)             --            -         $(1.22)
 (0.01)            (0.34)             --            -         $(0.71)

    --                --              --           --         $(0.17)
    --             (0.84)             --           --         $(1.12)
    --             (0.34)             --           --         $(0.63)

    --                --              --           --         $(0.24)
    --             (0.84)             --           --         $(1.28)
    --             (0.34)             --           --         $(0.76)
-----------------------------------------------------------------------------

    --                --              --           --             --
    --             (0.36)             --           --         $(0.42)
    --             (0.89)             --           --         $(1.00)

    --                --              --           --             --
    --             (0.36)             --           --         $(0.36)
    --             (0.89)             --           --         $(0.95)

    --                --              --           --         $(0.02)
    --             (0.36)             --           --         $(0.45)
    --             (0.89)             --           --         $(1.04)
-----------------------------------------------------------------------------

    --                --              --           --             --
    --             (1.28)             --           --         $(1.30)
    --             (0.76)             --           --         $(0.82)
    --             (0.49)          (0.02)       (0.10)        $(0.68)
    --             (0.75)             --           --         $(0.85)
    --             (0.46)             --           --         $(0.54)

    --                --              --           --             --
    --             (1.21)             --           --         $(1.22)

    --                --              --           --         $(0.01)
    --             (1.28)             --           --         $(1.32)
    --             (0.76)             --           --         $(0.82)
    --             (0.49)          (0.02)       (0.10)        $(0.68)
    --             (0.75)             --           --         $(0.85)
    --             (0.46)             --           --         $(0.57)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
--------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period      Return(a)   (000's omitted)   Net Assets(%)
--------------------------------------------------------------------------------------
    --           1.13        $14.42        20.46%+        $ 11,714           0.95%+
    --           1.07        $13.29        19.29%         $ 12,956           0.91%
    --           2.22        $12.22        29.78%++       $  2,873           1.11%+

    --           1.13        $14.41        19.74%+        $  2,181           1.70%+
    --           1.06        $13.28        18.28%         $  1,885           1.66%
    --           2.22        $12.22        28.97%++       $    593           1.90%+

    --           1.13        $14.38        20.82%+        $301,609           0.70%+
    --           1.04        $13.25        19.58%         $314,649           0.66%
    --           2.21        $12.21        30.27%++       $283,927           0.65%+
--------------------------------------------------------------------------------------

    --           2.04        $14.68        32.38%+        $ 36,843           1.04%+
    --           0.67        $12.64        20.10%         $ 23,273           1.04%
    --           1.97        $11.97        29.98%++       $  4,329           1.21%+

    --           1.99        $14.55        31.68%+        $  1,176           1.79%+
    --           0.61        $12.56        19.04%         $  1,094           1.79%
    --           1.95        $11.95        29.15%++       $    268           2.04%+

    --           2.05        $14.68        32.72%+        $576,226           0.79%+
    --           0.66        $12.63        20.36%         $533,406           0.79%
    --           1.97        $11.97        30.38%++       $293,944           0.80%+
--------------------------------------------------------------------------------------

    --           2.47        $20.08        28.00%+        $125,492           1.07%+
    --           2.46        $17.61        24.91%         $ 91,516           0.93%
    --           1.81        $15.15        19.88%         $ 71,858           0.89%
    --          (1.15)       $13.34        (3.27)%        $ 64,326           0.90%
    --           2.12        $14.49        24.01%         $ 53,977           0.86%
    --           1.42        $12.37        27.93%         $  5,111           0.85%+

    --           1.31        $10.88        27.30%+        $  1,524           1.82%+
    --          (0.43)       $ 9.57         7.94%++       $    154           1.81%+

    --           2.48        $20.09        28.46%+        $765,704           0.82%+
    --           2.46        $17.61        25.03%         $677,608           0.81%
    --           1.81        $15.15        19.88%         $579,094           0.89%
    --          (1.15)       $13.34         3.27%         $460,673           0.90%
    --           2.12        $14.49        24.01%         $311,688           0.86%
    --           1.97        $12.37        24.56%         $161,312           0.84%
                   Ratios/Supplemental Data (Continued)
------------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
------------------------------------------------------------------------------
   3.18%+              --                --           19.11%       $0.05
   3.29%             0.95%             3.25%          61.41%       $0.04
   3.33%+            1.44%+            2.99%+         44.07%++        --

   2.43%+              --                --           19.11%       $0.05
   2.54%             1.81%             2.39%          61.41%       $0.04
   2.65%+            2.65%+            1.90%+         44.07%++        --

   3.43%+              --                --           19.11%       $0.05
   3.54%             0.74%             3.46%          61.41%       $0.04
   4.08%+            0.77%+            3.96%+         44.07%++        --
------------------------------------------------------------------------------

   0.04%+              --                --            9.00%       $0.05
   0.43%             1.07%             0.40%          61.95%       $0.02
   0.86%+            1.39%+            0.68%+        106.02%++        --

  (0.71)%+             --                --            9.00%       $0.05
  (0.32)%            1.89%            (0.42)%         61.95%       $0.02
   0.02%+            2.60%+           (0.54)%+       106.02%++        --

   0.29%+              --                --            9.00%       $0.05
   0.68%             0.85%             0.62%          61.95%       $0.02
   1.46%+            0.92%+            1.34%+        106.02%++        --
------------------------------------------------------------------------------

  (0.09)%+             --                --           16.95%       $0.04
   0.12%               --                --           34.87%       $0.04
   0.37%               --                --           53.55%          --
   0.53%               --                --           37.51%          --
   0.71%               --                --           33.99%          --
   1.05%+              --                --           34.44%+         --

  (0.84)%+             --                --           16.95%       $0.04
  (0.59)%+             --                --           34.87%       $0.04

   0.17%+              --                --           16.95%       $0.04
   0.24%               --                --           34.87%       $0.04
   0.37%               --                --           53.55%          --
   0.53%               --                --           37.51%          --
   0.71%               --                --           33.99%          --
   1.09%               --                --           34.44%          --

See Notes to Financial Statements.

                                                                  Investment Operations
                                            ---------------------------------------------------------------------

                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                            ---------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $13.70       (0.04)          2.11         $ 2.07           --
    December 31, 1996                         $12.20       (0.02)          3.02         $ 3.00           --
For the period ended 12/31/1995(7)            $10.00        0.02           2.45         $ 2.47        (0.02)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $13.58       (0.06)          2.04         $ 1.98           --
    December 31, 1996                         $12.12       (0.04)          3.00         $ 2.96           --
For the period ended 12/31/1995(7)            $10.00       (0.03)          2.40         $ 2.37           --
  Class I Shares
For the period ended 6/30/97 (unaudited)      $13.80       (0.03)          2.13         $ 2.10           --
    December 31, 1996                         $12.19       (0.01)          3.13         $ 3.12           --
For the period ended 12/31/1995(7)            $10.00        0.06           2.44         $ 2.50        (0.06)
-----------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $13.70        0.11           1.72         $ 1.83        (0.12)
    December 31, 1996                         $11.89        0.28           2.50         $ 2.78        (0.28)
    December 31, 1995                         $10.48        0.29           2.24         $ 2.53        (0.30)
    December 31, 1994                         $11.05        0.31          (0.38)        $(0.07)       (0.30)
    December 31, 1993                         $10.40        0.29           1.23         $ 1.52        (0.28)
    December 31, 1992(22)                     $10.70        0.22           0.33         $ 0.55        (0.21)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.18        0.08           1.26         $ 1.34        (0.11)
    December 31, 1996(8)                      $10.00        0.04           0.79         $ 0.83        (0.06)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $13.71        0.14           1.71         $ 1.85        (0.14)
    December 31, 1996                         $11.89        0.29           2.51         $ 2.80        (0.29)
    December 31, 1995                         $10.48        0.29           2.24         $ 2.53        (0.30)
    December 31, 1994                         $11.05        0.31          (0.38)        $(0.07)       (0.30)
    December 31, 1993                         $10.40        0.29           1.23         $ 1.52        (0.28)
    December 31, 1992                         $ 9.89        0.29           1.14         $ 1.43        (0.28)
-----------------------------------------------------------------------------------------------------------------
GROWTH AND VALUE FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $14.12        0.05           2.30         $ 2.35        (0.07)
    December 31, 1996                         $13.16        0.16           2.37         $ 2.53        (0.16)
    December 31, 1995                         $10.67        0.21           2.76         $ 2.97        (0.22)
    December 31, 1994                         $11.16        0.23          (0.17)        $ 0.06        (0.21)
    December 31, 1993                         $10.51        0.20           1.24         $ 1.44        (0.20)
    December 31, 1992(22)                     $10.16        0.17           0.45         $ 0.62        (0.17)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $ 9.32        0.05           1.45         $ 1.50        (0.05)
    December 31, 1996(8)                      $10.00        0.01           0.62         $ 0.63        (0.03)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $14.12        0.08           2.30         $ 2.38        (0.09)
    December 31, 1996                         $13.16        0.18           2.36         $ 2.54        (0.17)
    December 31, 1995                         $10.67        0.21           2.76         $ 2.97        (0.22)
    December 31, 1994                         $11.16        0.23          (0.17)        $ 0.06        (0.21)
    December 31, 1993                         $10.51        0.20           1.24         $ 1.44        (0.20)
    December 31, 1992                         $ 9.86        0.22           0.75         $ 0.97        (0.22)

                           Less Distributions
-----------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --                --              --           --         $ 0.00
    --             (1.50)             --           --         $(1.50)
    --             (0.25)             --           --         $(0.27)

    --                --              --           --         $ 0.00
    --             (1.50)             --           --         $(1.50)
    --             (0.25)             --           --         $(0.25)

    --                --              --           --         $ 0.00
   (0.01)          (1.50)              -           --         $(1.51)
    --             (0.25)             --           --         $(0.31)
-----------------------------------------------------------------------------

    --                --              --           --         $(0.12)
    --             (0.69)             --           --         $(0.97)
    --             (0.82)             --           --         $(1.12)
    --             (0.20)             --           --         $(0.50)
    --             (0.59)             --           --         $(0.87)
    --             (0.64)             --           --         $(0.85)

    --                --              --           --         $(0.11)
    --             (0.59)             --           --         $(0.65)

    --                --              --           --         $(0.14)
    --             (0.69)             --           --         $(0.98)
    --             (0.82)             --           --         $(1.12)
    --             (0.20)             --           --         $(0.50)
    --             (0.59)             --           --         $(0.87)
    --             (0.64)             --           --         $(0.92)
-----------------------------------------------------------------------------

    --                --              --           --         $(0.07)
    --             (1.41)             --           --         $(1.57)
    --             (0.26)             --           --         $(0.48)
    --             (0.30)          (0.01)       (0.03)        $(0.55)
    --             (0.59)             --           --         $(0.79)
    --             (0.10)             --           --         $(0.27)

    --                --              --           --         $(0.05)
    --             (1.28)             --           --         $(1.31)

    --                --              --           --         $(0.09)
    --             (1.41)             --           --         $(1.58)
    --             (0.26)             --           --         $(0.48)
    --             (0.30)          (0.01)       (0.03)        $(0.55)
    --             (0.59)             --           --         $(0.79)
    --             (0.10)             --           --         $(0.32)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period      Return(a)   (000's omitted)   Net Assets(%)
----------------------------------------------------------------------------------------
    --           2.07        $15.77        30.18%+        $  9,564           1.19%+
    --           1.50        $13.70        24.59%         $  6,697           1.13%
    --           2.20        $12.20        24.80%++       $    672           1.25%+

    --           1.98        $15.56        29.22%+        $    462           1.94%+
    --           1.46        $13.58        24.42%         $    110           1.88%
    --           2.12        $12.12        23.76%++       $     15           2.00%+

    --           2.10        $15.90        30.50%+        $166,248           0.94%+
    --           1.61        $13.80        25.63%         $125,840           0.88%
                 2.19        $12.19        25.08%++       $ 92,926           0.85%+
----------------------------------------------------------------------------------------

    --           1.71        $15.41        26.92%+        $ 44,499           1.06%+
    --           1.81        $13.70        23.79%         $ 22,370           0.94%
    --           1.41        $11.89        24.38%         $ 17,858           0.91%
    --          (0.57)       $10.48        (0.60)%        $ 15,730           0.91%
    --           0.65        $11.05        14.71%         $ 14,098           0.86%
    --          (0.30)       $10.40         6.82%         $  4,729           0.85%+

    --           1.23        $11.41        26.36%+        $  1,365           1.81%+
    --           0.18        $10.18         8.31%++       $    182           1.81%+

    --           1.71        $15.42        27.04%+        $450,063           0.81%+
    --           1.82        $13.71        23.99%         $357,360           0.83%
    --           1.41        $11.89        24.38%         $238,027           0.91%
    --          (0.57)       $10.48        (0.60)%        $204,298           0.91%
    --           0.65        $11.05        14.71%         $178,457           0.86%
    --           0.51        $10.40        14.56%         $102,532           0.84%
----------------------------------------------------------------------------------------

    --           2.28        $16.40        33.38%+        $ 97,438           1.07%+
    --           0.96        $14.12        19.24%         $ 59,027           0.91%
    --           2.49        $13.16        28.04%         $ 49,872           0.84%
    --          (0.49)       $10.67         0.55%         $ 42,274           0.84%
    --           0.65        $11.16        13.79%         $ 29,467           0.83%
    --           0.35        $10.51         8.19%         $  4,338           0.83%+

    --           1.45        $10.77        32.58%+        $  2,030           1.82%+
    --          (0.68)       $ 9.32         6.10%++       $    183           1.80%+

    --           2.29        $16.41        33.74%+        $866,102           0.82%+
    --           0.96        $14.12        19.35%         $733,632           0.80%
    --           2.49        $13.16        28.04%         $687,295           0.84%
    --          (0.49)       $10.67         0.55%         $529,097           0.84%
    --           0.65        $11.16        13.79%         $400,168           0.83%
    --           0.65        $10.51         9.87%         $283,007           0.83%
                   Ratios/Supplemental Data (Continued)
-----------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                  Expense to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
-----------------------------------------------------------------------------
  (0.65)%+             --                --           30.95%       $0.05
  (0.29)%            1.24%            (0.40)%         93.82%       $0.05
   0.19%+            2.56%+           (1.12)%+        38.89%++        --

  (1.40)%+             --                --           30.95%       $0.05
  (1.04)%            3.04%            (2.20)%         93.82%       $0.05
  (0.51)%+           9.52%+           (8.04)%+        38.89%++        --

  (0.40)%+             --                --           30.95%       $0.05
  (0.04)%            1.02%            (0.18)%         93.82%       $0.05
   0.59%+            1.09%+            0.36%+         38.89%++        --
-----------------------------------------------------------------------------

   1.75%+              --                --           21.73%       $0.05
   2.16%               --                --           34.24%       $0.04
   2.49%               --                --           45.55%          --
   2.92%               --                --           58.62%          --
   2.67%               --                --           63.90%          --
   3.12%+              --                --           48.52%+         --

   1.00%+              --                --           21.73%       $0.05
   0.25%+              --                --           34.24%+      $0.04

   2.00%+              --                --           21.73%       $0.05
   2.27%               --                --           34.24%       $0.04
   2.49%               --                --           45.55%          --
   2.92%               --                --           58.62%          --
   2.67%               --                --           63.90%          --
   2.78%               --                --           48.52%          --
-----------------------------------------------------------------------------

   0.79%+              --                --           15.20%       $0.04
   1.17%               --                --           43.21%       $0.04
   1.73%               --                --           26.80%          --
   2.07%               --                --           28.04%          --
   1.84%               --                --           42.31%          --
   2.49%+              --                --           16.28%+         --

   0.04%+              --                --           15.20%       $0.04
   0.25%+              --                --           43.21%+      $0.04

   1.04%+              --                --           15.20%       $0.04
   1.28%               --                --           43.21%       $0.04
   1.73%               --                --           26.80%          --
   2.07%               --                --           28.04%          --
   1.84%               --                --           42.31%          --
   2.20%               --                --           16.28%          --

See Notes to Financial Statements.

                                                                  Investment Operations
                                           --------------------------------------------------------------------

                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                           --------------------------------------------------------------------
EQUITY INDEX FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $16.75        0.13           3.25         $ 3.38        (0.14)
    December 31, 1996                         $14.15        0.30           2.85         $ 3.15        (0.29)
    December 31, 1995                         $10.65        0.30           3.65         $ 3.95        (0.31)
    December 31, 1994                         $11.15        0.31          (0.20)        $ 0.11        (0.30)
    December 31, 1993                         $10.52        0.28           0.75         $ 1.03        (0.27)
    December 31, 1992(23)                     $10.00        0.12           0.52         $ 0.64        (0.12)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.50        0.09           1.98         $ 2.07        (0.13)
    December 31, 1996(8)                      $10.00        0.05           0.76         $ 0.81        (0.06)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $16.75        0.15           3.24         $ 3.39        (0.15)
    December 31, 1996                         $14.15        0.31           2.85         $ 3.16        (0.30)
    December 31, 1995                         $10.65        0.30           3.65         $ 3.95        (0.31)
    December 31, 1994                         $11.15        0.31          (0.20)        $ 0.11        (0.30)
    December 31, 1993                         $10.52        0.28           0.75         $ 1.03        (0.27)
    December 31, 1992(23)                     $10.00        0.12           0.52         $ 0.64        (0.12)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $11.77        0.02           1.15         $ 1.17        (0.06)
    December 31, 1996                         $11.05        0.10           0.72         $ 0.82        (0.10)
    December 31, 1995                         $10.01        0.10           1.05         $ 1.15        (0.11)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $11.08       (0.02)          1.08         $ 1.06        (0.03)
    December 31, 1996(5)                      $10.84        0.04           0.24         $ 0.28        (0.04)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $11.79        0.04           1.15         $ 1.19        (0.08)
    December 31, 1996                         $11.05        0.11           0.74         $ 0.85        (0.11)
    December 31, 1995                         $10.01        0.10           1.05         $ 1.15        (0.11)
    December 31, 1994(9)                      $10.00        0.01             --         $ 0.01           --
--------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.29        0.32          (0.01)        $ 0.31        (0.32)
    December 31, 1996                         $10.37        0.64          (0.07)        $ 0.57        (0.65)
    December 31, 1995                         $ 9.21        0.59           1.16         $ 1.75        (0.59)
    December 31, 1994                         $10.41        0.56          (1.20)        $(0.64)       (0.55)
    December 31, 1993                         $10.28        0.59           0.26         $ 0.85        (0.59)
    December 31, 1992(22)                     $10.32        0.49           0.13         $ 0.62        (0.49)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.20        0.26           0.01         $ 0.27        (0.28)
    December 31, 1996(8)                      $10.00        0.15           0.20         $ 0.35        (0.15)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.29        0.33           0.00         $ 0.33        (0.33)
    December 31, 1996                         $10.37        0.64          (0.07)        $ 0.57        (0.65)
    December 31, 1995                         $ 9.21        0.59           1.16         $ 1.75        (0.59)
    December 31, 1994                         $10.41        0.56          (1.20)        $(0.64)       (0.55)
    December 31, 1993                         $10.28        0.59           0.26         $ 0.85        (0.59)
    December 31, 1992                         $10.55        0.71          (0.10)        $ 0.61        (0.71)
                           Less Distributions
-----------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --                --              --          --          $(0.14)
    --             (0.26)              -          --          $(0.55)
    --             (0.14)              -          --          $(0.45)
    --             (0.23)          (0.08)         --          $(0.61)
    --             (0.13)             --          --          $(0.40)
    --                --              --          --          $(0.12)

    --                --              --          --          $(0.13)
    --             (0.25)             --          --          $(0.31)

    --                --              --          --          $(0.15)
    --             (0.26)             --          --          $(0.56)
    --             (0.14)             --          --          $(0.45)
    --             (0.23)          (0.08)         --          $(0.61)
    --             (0.13)             --          --          $(0.40)
    --                --              --          --          $(0.12)
-----------------------------------------------------------------------------

    --                --              --          --          $(0.06)
    --                 -              --          --          $(0.10)
    --                 -              --          --          $(0.11)

    --                --              --          --          $(0.03)
    --                --              --          --          $(0.04)

    --                --              --          --          $(0.08)
    --                --              --          --          $(0.11)
    --                --              --          --          $(0.11)
    --                --              --          --          $ 0.00
-----------------------------------------------------------------------------

    --                --              --          --          $(0.32)
    --                --              --          --          $(0.65)
    --                --              --          --          $(0.59)
    --             (0.01)             --          --          $(0.56)
    --             (0.13)             --          --          $(0.72)
    --             (0.17)             --          --          $(0.66)

    --                --              --          --          $(0.28)
    --                --              --          --          $(0.15)

    --                --              --          --          $(0.33)
    --                --              --          --          $(0.65)
    --                --              --          --          $(0.59)
    --             (0.01)             --          --          $(0.56)
    --             (0.13)             --          --          $(0.72)
    --             (0.17)             --          --          $(0.88)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
--------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period   Return(a)   (000's omitted)   Net Assets(%)
--------------------------------------------------------------------------------------
    --           3.24        $19.99        40.44%+        $ 70,272           0.55%+
    --           2.60        $16.75        22.49%         $ 35,336           0.37%
    --           3.50        $14.15        37.35%         $  4,007           0.15%
    --          (0.50)       $10.65         1.02%         $  1,197           0.17%
    --           0.63        $11.15         9.77%         $    960           0.20%
    --           0.52        $10.52        13.61%+        $    151           0.22%+

    --           1.94        $12.44        39.52%+        $    814           1.30%+
    --           0.50        $10.50         8.09%++       $    113           1.29%+

    --           3.24        $19.99        40.64%+        $681,619           0.30%+
    --           2.60        $16.75        22.58%         $834,368           0.21%
    --           3.50        $14.15        37.35%         $524,195           0.15%
    --          (0.50)       $10.65         1.02%         $339,611           0.17%
    --           0.63        $11.15         9.77%         $324,369           0.20%
    --           0.52        $10.52        13.61%+        $241,907           0.22%+
--------------------------------------------------------------------------------------

    --           1.11        $12.88        19.92%+        $ 19,053           1.37%+
    --           0.72        $11.77         7.50%         $ 10,836           1.23%
    --           1.04        $11.05        11.47%         $    988           1.16%

    --           1.03        $12.11        19.16%+        $  1,413           2.12%+
    --           0.24        $11.08         2.62%++       $  1,131           2.05%+

    --           1.11        $12.90        20.24%+        $461,229           1.12%+
    --           0.74        $11.79         7.90%         $389,997           1.10%
    --           1.04        $11.05        11.47%         $106,300           1.16%
    --           0.01        $10.01         1.26%+        $ 36,545           1.15%+
--------------------------------------------------------------------------------------

    --          (0.01)       $10.28         6.12%+        $ 21,759           0.85%+
    --          (0.08)       $10.29         5.65%         $ 18,324           0.79%
    --           1.16        $10.37        19.48%         $ 11,654           0.73%
    --          (1.20)       $ 9.21         6.31%         $ 11,983           0.74%
    --           0.13        $10.41         8.41%         $ 16,491           0.74%
    --          (0.04)       $10.28        11.17%+        $  4,509           0.75%+

    --              -        $10.20         5.46%+        $    228           1.60%+
    --           0.20        $10.20         3.50%++       $    122           1.60%+

    --           0.00        $10.29         6.46%+        $441,856           0.60%+
    --          (0.08)       $10.29         5.78%         $395,105           0.67%
    --           1.16        $10.37        19.48%         $393,656           0.73%
    --          (1.20)       $ 9.21        (6.31)%        $381,036           0.74%
    --           0.13        $10.41         8.41%         $413,299           0.74%
    --          (0.27)       $10.28         6.00%         $215,923           0.74%
                   Ratios/Supplemental Data (Continued)
-----------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without Fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
-----------------------------------------------------------------------------
    1.33%+             --                --            7.45%       $0.03
    1.89%              --                --           12.25%       $0.03
    2.39%              --                --           10.66%          --
    2.71%              --                --           24.15%          --
    2.59%              --                --           16.01%          --
    2.71%+             --                --            0.50%++        --

    0.58%+             --                --            7.45%       $0.03
    0.57%+             --                --           12.25%+      $0.03

    1.58%+             --                --            7.45%       $0.03
    2.05%              --                --           12.25%       $0.03
    2.39%              --                --           10.66%          --
    2.71%              --                --           24.15%          --
    2.59%              --                --           16.01%          --
    2.71%+             --                --            0.50%++        --
-----------------------------------------------------------------------------

    1.51%+             --                --            8.40%       $0.07
    0.88%            1.23%             0.88%           6.37%       $0.07
    1.43%            1.24%             1.35%           2.09%          --

    0.75%+             --                --            8.40%       $0.07
    0.75%+           2.05%+            0.75%+          6.37%+      $0.07

    1.69%+             --                --            8.40%       $0.07
    1.01%            1.10%             1.01%           6.37%       $0.07
    1.43%            1.24%             1.35%           2.09%          --
    1.18%+           1.92%+            0.41%+          0.30%++        --
-----------------------------------------------------------------------------

    6.26%+             --                --            9.24%          --
    6.17%              --                --           31.62%          --
    5.98%              --                --           36.47%          --
    5.73%              --                --           54.60%          --
    5.44%              --                --           92.80%          --
    7.04%+             --                --           56.30%+         --

    5.51%+             --                --            9.24%          --
    1.52%+             --                --           31.62%          --

    6.51%+             --                --            9.24%          --
    6.29%              --                --           31.62%          --
    5.98%              --                --           36.47%          --
    5.73%              --                --           54.60%          --
    5.44%              --                --           92.80%          --
    6.91%              --                --           56.30%          --

See Notes to Financial Statements.

                                                                  Investment Operations
                                            ---------------------------------------------------------------------

                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                            ---------------------------------------------------------------------
BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.27       0.32           (0.02)        $ 0.30        (0.32)
    December 31, 1996                         $10.45       0.67           (0.18)        $ 0.49        (0.67)
    December 31, 1995                         $ 9.01       0.63            1.45         $ 2.08        (0.64)
    December 31, 1994                         $10.32       0.61           (1.31)        $(0.70)       (0.59)
    December 31, 1993                         $10.25       0.76            0.38         $ 1.14        (0.76)
    December 31, 1992(22)                     $10.23       0.56            0.15         $ 0.71        (0.56)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.27       0.28               -         $ 0.28        (0.29)
    December 31, 1996(5)                      $10.00       0.21            0.27         $ 0.48        (0.21)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.27       0.33              --         $ 0.33        (0.34)
    December 31, 1996                         $10.45       0.68           (0.18)        $ 0.50        (0.68)
    December 31, 1995                         $ 9.01       0.63            1.45         $ 2.08        (0.64)
    December 31, 1994                         $10.32       0.61           (1.31)        $(0.70)       (0.59)
    December 31, 1993                         $10.25       0.76            0.38         $ 1.14        (0.76)
    December 31, 1992                         $10.55       0.83           (0.17)        $ 0.66        (0.83)
-------------------------------------------------------------------------------------------------------------
  SHORT BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.11       0.26               -         $ 0.26        (0.27)
    December 31, 1996                         $10.23       0.55           (0.10)        $ 0.45        (0.55)
    December 31, 1995                         $ 9.84       0.58            0.39         $ 0.97        (0.58)
    December 31, 1994(10)                     $10.00       0.17           (0.16)        $ 0.01        (0.17)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.02       0.22            0.00         $ 0.22        (0.23)
    December 31, 1996(8)                      $10.00       0.12            0.04         $ 0.16        (0.12)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.11       0.28           (0.01)        $ 0.27        (0.28)
    December 31, 1996                         $10.23       0.55           (0.10)        $ 0.45        (0.55)
    December 31, 1995                         $ 9.84       0.58            0.39         $ 0.97        (0.58)
    December 31, 1994(10)                     $10.00       0.17           (0.16)        $ 0.01        (0.17)
-------------------------------------------------------------------------------------------------------------
INCOME FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $ 7.84       0.23           (0.05)        $ 0.18        (0.22)
    December 31, 1996                         $ 8.18       0.41           (0.25)        $ 0.16        (0.40)
For the period ended 12/31/1995(11)           $ 7.68       0.44            0.72         $ 1.16        (0.44)
    January 31, 1995                          $ 8.25       0.52           (0.57)        $(0.05)       (0.52)
For the period ended 1/31/1994(12)            $ 8.36       0.47           (0.09)        $ 0.38        (0.47)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $ 7.85       0.20           (0.05)        $ 0.15        (0.20)
    December 31, 1996                         $ 8.18       0.45           (0.23)        $ 0.22        (0.45)
For the period ended 12/31/1995(13)           $ 8.13       0.24            0.27         $ 0.51        (0.24)
For the period ended 12/2/1994(14)            $ 8.16       0.40           (0.55)        $(0.15)       (0.40)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $ 7.85       0.25           (0.03)        $ 0.22        (0.23)
    December 31, 1996                         $ 8.18       0.46           (0.24)        $ 0.22        (0.45)
For the period ended 12/31/1995(11)           $ 7.68       0.47            0.72         $ 1.19        (0.47)
    January 31, 1995                          $ 8.25       0.52           (0.57)        $(0.05)       (0.52)
For the period ended 1/31/1994(12)            $ 8.36       0.47           (0.09)        $ 0.38        (0.47)
                           Less Distributions
-----------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --                --             --           --          $(0.32)
    --                --             --           --          $(0.67)
    --                --             --           --          $(0.64)
    --             (0.02)            --           --          $(0.61)
    --             (0.31)            --           --          $(1.07)
    --             (0.13)            --           --          $(0.69)

    --                --             --           --          $(0.29)
    --                --             --           --          $(0.21)

    --                --             --           --          $(0.34)
    --                --             --           --          $(0.68)
    --                --             --           --          $(0.64)

    --             (0.02)            --           --          $(0.61)
    --             (0.31)            --           --          $(1.07)
    --             (0.13)            --           --          $(0.96)
-----------------------------------------------------------------------------

    --                 -             --           --          $(0.27)
    --             (0.02)            --           --          $(0.57)
    --                 -             --           --          $(0.58)
    --                --             --           --          $(0.17)

    --                --             --           --          $(0.23)
    --             (0.02)            --           --          $(0.14)

    --                --             --           --          $(0.28)
    --             (0.02)            --           --          $(0.57)
    --                 -             --           --          $(0.58)
    --                --             --           --          $(0.17)
-----------------------------------------------------------------------------

    --                --             --           --          $(0.22)
    --             (0.10)            --           --          $(0.50)
    --             (0.22)            --           --          $(0.66)
    --                --             --           --          $(0.52)
    --             (0.02)            --           --          $(0.49)

    --                --             --           --          $(0.20)
    --             (0.10)            --           --          $(0.55)
    --             (0.22)            --           --          $(0.46)
    --                --             --           --          $(0.40)

    --                --             --           --          $(0.23)
    --             (0.10)            --           --          $(0.55)
    --             (0.22)            --           --          $(0.69)
    --                --             --           --          $(0.52)
    --             (0.02)            --           --          $(0.49)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period      Return(a)   (000's omitted)   Net Assets(%)
----------------------------------------------------------------------------------------
      --        (0.02)       $10.25         6.12%+        $ 68,509           0.85%+
      --        (0.18)       $10.27         4.98%         $ 46,977           0.78%
      --         1.44        $10.45        23.75%         $ 31,714           0.74%
      --        (1.31)       $ 9.01        (6.99)%        $ 32,053           0.74%
      --         0.07        $10.32        11.39%         $ 45,410           0.73%
      --         0.02        $10.25         9.59%+        $  9,392           0.74%+

      --        (0.01)       $10.26         5.48%+        $  1,131           1.60%+
      --         0.27        $10.27         4.81%++       $    280           1.59%+

      --        (0.01)       $10.26         6.44%+        $968,910           0.60%+
      --        (0.18)       $10.27         5.08%         $757,627           0.66%
      --         1.44        $10.45        23.75%         $485,851           0.74%
      --        (1.31)       $ 9.01        (6.99)%        $395,116           0.74%
      --         0.07        $10.32        11.39%         $455,786           0.73%
      --        (0.30)       $10.25         6.56%         $312,366           0.73%
----------------------------------------------------------------------------------------

      --        (0.01)       $10.10         5.22%+        $  1,475           0.82%+
      --        (0.12)       $10.11        (4.45)%        $  1,033           0.80%
      --         0.39        $10.23        10.07%         $    766           0.75%
      --        (0.16)       $ 9.84         0.21%+        $    308           0.75%+

      --        (0.01)       $10.01         4.54%+        $     69           1.57%+
      --         0.02        $10.02         2.04%++       $     56           1.57%+

      --        (0.01)       $10.10         5.50%+        $193,121           0.57%+
      --        (0.12)       $10.11         4.56%         $171,427           0.70%
      --         0.39        $10.23        10.07%         $162,571           0.75%
      --        (0.16)       $ 9.84         0.21%+        $ 63,931           0.75%+
----------------------------------------------------------------------------------------

      --        (0.04)       $ 7.80         4.68%+        $  7,175           0.87%+
      --        (0.34)       $ 7.84         2.75%         $  8,798           0.84%
      --         0.50        $ 8.18        15.55%++       $  6,095           0.94%+
      --        (0.57)       $ 7.68        (0.45)%        $     69           0.04%
      --        (0.11)       $ 8.25         5.16%+        $     65             --

      --        (0.05)       $ 7.80         3.88%+        $    409           1.62%+
      --        (0.33)       $ 7.85         2.09%         $    502           1.58%
      --         0.05        $ 8.18         6.41%++       $    259           1.60%+
 7.61(3)          --             --        (1.82)%++            --             --

      --        (0.04)       $ 7.81         4.94%+        $134,589           0.62%+
      --        (0.33)       $ 7.85         3.14%         $187,112           0.57%
      --         0.50        $ 8.18        15.90%++       $191,930           0.55%+
      --        (0.57)       $ 7.68        (0.48)%        $  7,101           0.04%
      --        (0.11)       $ 8.25         5.16%++       $  5,128             --
                   Ratios/Supplemental Data (Continued)
-----------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without Fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
-----------------------------------------------------------------------------
    6.35%+             --                --            5.27%        --
    6.59%              --                --           24.92%        --
    6.39%              --                --           41.91%        --
    6.36%              --                --           75.67%        --
    7.20%              --                --          115.20%        --
    8.12%+             --                --           90.45%+       --

    5.60%+             --                --            5.27%        --
    3.01%+             --                --           24.92%+       --

    6.60%+             --                --            5.27%        --
    6.71%              --                --           24.92%        --
    6.39%              --                --           41.91%        --
    6.36%              --                --           75.67%        --
    7.20%              --                --          115.20%        --
    8.08%              --                --           90.45%        --
----------------------------------------------------------------------

    5.36%+             --                --           36.43%        --
    5.35%            0.82%             5.33%         109.58%        --
    5.74%            0.81%             5.68%          30.94%        --
    5.92%+           0.93%+            5.74%+         10.20%++      --

    4.61%+             --                --           36.43%        --
    1.47%+           1.59%+            1.45%+        109.58%+       --

    5.61%+             --                --           36.43%        --
    5.45%            0.72%             5.43%         109.58%        --
    5.74%            0.81%             5.68%          30.94%        --
    5.92%+           0.93%+            5.74%+         10.20%++      --
----------------------------------------------------------------------

    5.92%+             --                --           28.34%        --
    5.75%            0.90%             5.69%         103.93%        --
    5.72%+           1.15%+            5.51%+        173.26%++      --
    6.70%            2.78%             3.96%          71.65%        --
    5.96%+           3.67%+            2.29%+         26.54%++      --

    5.17%+             --                --           28.34%        --
    5.01%            1.67%             4.92%         103.93%        --
    5.00%+           1.78%+            4.83%+        173.26%++      --
    6.48%+           2.58%+            3.90%+         71.65%++      --

    6.17%+             --                --           28.34%        --
    6.02%            0.66%             5.93%         103.93%        --
    6.34%+           0.67%+            6.22%+        173.26%++      --
    6.70%            2.78%             3.96%          71.65%        --
    6.21%+           2.64%+            3.57%+         26.54%++      --

See Notes to Financial Statements.

                                           --------------------------------------------------------------------
                                                                  Investment Operations

                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                           --------------------------------------------------------------------
INTERNATIONAL BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.79       0.19           (0.58)        $(0.39)       (0.22)
    December 31, 1996                         $10.75       0.54            0.04         $ 0.58        (0.54)
For the period ended 12/31/1995(7)            $10.00       0.98            1.10         $ 2.08        (0.98)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.87       0.16           (0.58)        $(0.42)       (0.19)
    December 31, 1996                         $10.81       0.47            0.06         $ 0.53        (0.47)
For the period ended 12/31/1995(7)            $10.00       0.91            1.16         $ 2.07        (0.91)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.85       0.25           (0.62)        $(0.37)       (0.23)
    December 31, 1996                         $10.81       0.59            0.04         $ 0.63        (0.59)
For the period ended 12/31/1995(7)            $10.00       1.02            1.16         $ 2.18        (1.02)
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $12.36       0.29            0.08         $ 0.37        (0.29)
    December 31, 1996                         $12.64       0.59           (0.18)        $ 0.41        (0.58)
For the period ended 12/31/1995(15)           $12.06       0.48            0.82         $ 1.30        (0.48)
    02/28/95                                  $12.13       0.60           (0.07)        $ 0.53        (0.60)
    02/28/94                                  $13.25       0.63           (0.15)        $ 0.48        (0.63)
    02/28/93                                  $12.49       0.70            1.01         $ 1.71        (0.70)
    02/29/92                                  $12.10       0.76            0.47         $ 1.23        (0.76)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $12.36       0.23            0.08         $ 0.31        (0.25)
    December 31, 1996                         $12.65       0.52           (0.21)        $ 0.31        (0.49)
For the period ended 12/31/95(16)             $12.17       0.34            0.72         $ 1.06        (0.34)
For the period ended 12/2/94(17)              $12.14       0.41           (0.70)        $(0.29)       (0.41)
    02/28/94(18)                              $12.37       0.03           (0.23)        $(0.20)       (0.03)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $12.36       0.30            0.07         $ 0.37        (0.30)
    December 31, 1996                         $12.63       0.65           (0.20)        $ 0.45        (0.61)
For the period ended 12/31/95(15)             $12.06       0.52            0.81         $ 1.33        (0.52)
For the period ended 2/28/95(19)              $12.06       0.05              --         $ 0.05        (0.05)
-----------------------------------------------------------------------------------------------------------------
INTERMediaTE MUNICIPAL BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $12.10       0.27           (0.01)        $ 0.28        (0.27)
    December 31, 1996                         $12.25       0.53           (0.09)        $ 0.44        (0.51)
For the period ended 12/31/95(15)             $11.79       0.44            0.56         $ 1.00        (0.44)
February 28, 1995                             $12.18       0.55           (0.36)        $ 0.19        (0.55)
February 28, 1994                             $12.79       0.61            0.01         $ 0.62        (0.61)
February 28, 1993                             $12.25       0.64            0.68         $ 1.32        (0.64)
February 29, 1992                             $11.95       0.76            0.37         $ 1.13        (0.76)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $12.10       0.22              --         $ 0.22        (0.23)
    December 31, 1996                         $12.25       0.44           (0.09)        $ 0.35        (0.42)
For the period ended 12/31/95(15)             $11.80       0.37            0.55         $ 0.92        (0.37)
For the period ended 2/28/95(16)              $11.57       0.04            0.23         $ 0.27        (0.04)
For the period ended 12/2/94(17)              $12.18       0.37           (0.72)        $(0.35)       (0.37)
For the period ended 2/28/94(18)              $12.32       0.03           (0.14)        $(0.11)       (0.03)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $12.11       0.28           (0.01)        $ 0.29        (0.29)
    December 31, 1996                         $12.25       0.56           (0.08)        $ 0.48        (0.54)
For the period ended 12/31/95(15)             $11.80       0.47            0.55         $ 1.02        (0.47)
For the period ended 2/28/95(19)              $11.57       0.04            0.23         $ 0.27        (0.04)
                           Less Distributions
-----------------------------------------------------------------------------
                  From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --                --              --          --          $(0.22)
    --                --              --          --          $(0.54)
  (0.01)           (0.34)             --          --          $(1.33)

    --                --              --          --          $(0.19)
    --                --              --          --          $(0.47)
  (0.01)           (0.34)             --          --          $(1.26)

    --                --              --          --          $(0.23)
    --                --              --          --          $(0.59)
  (0.01)           (0.34)             --          --          $(1.37)
-----------------------------------------------------------------------------

    --                --              --          --          $(0.29)
    --             (0.01)          (0.10)         --          $(0.69)
    --             (0.24)             --          --          $(0.72)
    --                --              --          --          $(0.60)
    --             (0.96)          (0.01)         --          $(1.60)
    --             (0.25)             --          --          $(0.95)
    --             (0.08)             --          --          $(0.84)

    --                --              --          --          $(0.25)
    --             (0.01)          (0.10)         --          $(0.60)
    --             (0.24)             --          --          $(0.58)
    --                --              --          --          $(0.41)
    --                --              --          --          $(0.03)

    --                --              --          --          $(0.30)
    --             (0.01)          (0.10)         --          $(0.72)
    --             (0.24)             --          --          $(0.76)
    --                --              --          --          $(0.05)
-----------------------------------------------------------------------------

    --                --              --          --          $(0.27)
    --             (0.08)             --          --          $(0.59)
    --             (0.10)             --          --          $(0.54)
    --             (0.03)             --          --          $(0.58)
    --             (0.62)             --          --          $(1.23)
    --             (0.14)             --          --          $(0.78)
    --             (0.07)             --          --          $(0.83)

    --                --              --          --          $(0.23)
    --             (0.08)             --          --          $(0.50)
    --             (0.10)             --          --          $(0.47)
    --                --              --          --          $(0.04)
    --             (0.03)             --          --          $(0.40)
    --                --              --          --          $(0.03)

    --                --              --          --          $(0.29)
    --             (0.08)             --          --          $(0.62)
    --             (0.10)             --          --          $(0.57)
    --                --              --          --          $(0.04)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
----------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period      Return(a)   (000's omitted)   Net Assets(%)
----------------------------------------------------------------------------------------
       --        (0.61)      $10.18        (7.22)%+       $  4,081           1.11%+
       --         0.04       $10.79         5.62%         $  2,006           1.15%
       --         0.75       $10.75        21.10%++       $    487           1.33%+

       --        (0.61)      $10.26        (7.70)%+       $     72           1.86%+
       --         0.06       $10.87         5.01%         $     46           1.90%
       --         0.61       $10.81        20.90%++       $      4           2.03%+

       --        (0.61)      $10.24        (7.00)%+       $ 70,651           0.86%+
       --         0.04       $10.85         5.99%         $ 53,845           0.90%
       --         0.81       $10.81        22.13%++       $ 14,504           0.95%+
----------------------------------------------------------------------------------------

       --         0.08       $12.44         6.02%+        $ 30,818           0.85%+
       --        (0.28)      $12.36         3.36%         $ 29,352           0.83%
       --         0.58       $12.64        10.95%++       $  7,426           0.89%+
       --        (0.07)      $12.06         4.45%         $  6,840           1.98%
       --        (1.12)      $12.13         3.70%         $  9,234             --
       --         0.76       $13.25        14.37%         $ 11,290             --
       --         0.39       $12.49        10.50%         $  6,591             --

       --         0.07       $12.43         5.14%+        $    830           1.60%+
       --        (0.29)      $12.36         2.56%         $    672           1.58%
       --         0.48       $12.65         8.81%++       $    238           1.66%+
(11.44)(3)          --           --        (4.30)%++            --           3.18%+
       --        (0.23)      $12.14        (1.64)%++            --           0.50%+

       --         0.07       $12.43         6.12%+        $341,315           0.60%+
       --        (0.27)      $12.36         3.76%         $338,104           0.58%
       --         0.57       $12.63        11.20%++       $240,160           0.54%+
       --           --       $12.06         0.39%++       $220,143           0.65%+
----------------------------------------------------------------------------------------

       --         0.01       $12.11         4.70%+        $ 19,241           0.85%+
       --        (0.15)      $12.10         3.69%         $ 19,049           0.83%
       --         0.48       $12.25         8.58%++       $ 17,777           0.83%+
       --        (0.39)      $11.79         1.64%         $ 17,243           0.29%
       --        (0.61)      $12.18         4.94%         $ 28,826           0.06%
       --         0.54       $12.79        11.26%         $ 27,885             --
       --         0.30       $12.25         9.78%         $ 18,310             --

       --           --       $12.10         3.82%+        $    629           1.60%+
       --        (0.15)      $12.10         2.90%         $    611           1.58%
       --         0.45       $12.25         7.75%++       $    341           1.71%+
       --         0.23       $11.80         2.30%++       $      6           1.36%+
(11.43)(17)         --       $11.43        (2.98)%++            --           0.76%+
       --       (12.18)      $12.18        (0.93)%++      $     12           0.75%+

       --         0.01       $12.12         4.90%+        $377,748           0.60%+
       --        (0.14)      $12.11         4.05%         $373,970           0.58%
       --         0.45       $12.25         8.76%++       $373,753           0.55%+
       --         0.23       $11.80         2.37%++       $365,801           0.50%+
                   Ratios/Supplemental Data (Continued)
--------------------------------------------------------------------------------
                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without Fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
--------------------------------------------------------------------------------
    4.71%+           1.26%+            4.48%+          2.34%        --
    4.74%            1.94%             3.95%          97.82%        --
    4.91%+           3.65%+            2.59%+         48.03%++      --

    4.17%+           2.01%+            3.94%+          2.34%        --
    3.99%            4.08%             1.81%          97.82%        --
    4.39%+           8.69%+           (2.28)%+        48.03%++      --

    4.94%+           1.01%+            4.71%+          2.34%        --
    4.99%            1.40%             4.49%          97.82%        --
    5.71%+           1.93%+            4.73%+         48.03%++      --
--------------------------------------------------------------------------------

    4.70%+             --                --           23.62%        --
    4.54%            0.89%             4.48%          64.51%        --
    4.57%+           1.04%+            4.43%+         69.31%++      --
    5.09%            3.89%             3.18%          60.78%        --
    4.85%            1.44%             3.41%         175.06%        --
    5.49%            1.59%             3.90%          88.53%        --
    5.99%            2.75%             3.24%          66.28%        --

    3.95%+             --                --           23.62%        --
    3.79%            1.70%             3.67%          64.51%        --
    3.61%+           2.04%+            3.23%+         69.31%++      --
    4.51%+           5.85%+            1.84%+         60.78%++      --
    4.10%+           2.91%+            1.69%+        175.06%++      --

    4.95%+             --                --           23.62%        --
    4.79%            0.68%             4.69%          64.51%        --
    4.95%+           0.67%+            4.81%+         69.31%++      --
    5.45%+           0.79%+            5.31%+         60.78%++      --
--------------------------------------------------------------------------------

    4.49%+             --                --           28.38%        --
    4.37%            0.88%             4.32%          52.95%        --
    4.30%+           0.97%+            4.16%+         44.75%++      --
    4.73%            1.38%             3.64%         128.02%        --
    4.78%            1.27%             3.57%         167.95%        --
    5.16%            1.31%             3.85%          63.67%        --
    6.15%            1.72%             4.43%          86.91%        --

    3.74%+             --                --           28.38%        --
    3.62%            1.68%             3.52%          52.95%        --
    3.36%+           2.01%+            3.06%+         44.75%++      --
    3.72%+           1.64%+            3.44%+        128.02%++      --
    4.03%+           2.00%+            2.79%+        128.02%++      --
    1.68%+           3.00%+           (0.57)%+       167.95%++      --

    4.74%+             --                --           28.38%        --
    4.62%            0.64%             4.56%          52.95%        --
    4.78%+           0.68%+            4.65%+         44.75%++      --
    4.79%+           0.60%+            4.69%+        128.02%++      --

See Notes to Financial Statements.

                                                                  Investment Operations
                                            --------------------------------------------------------------------
                                                                      Net Realized       Total
                                            Net Asset                and Unrealized     Income        From
                                              Value         Net        Gain (Loss)       from          Net
                                            Beginning   Investment         on         Investment   Investment
                                            of Period     Income       Investments    Operations     Income
                                            --------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
  Class A Shares
For the period ended 6/30/97 (unaudited)      $10.48       0.24            0.09         $ 0.33        (0.24)
    December 31, 1996                         $10.60       0.48           (0.14)        $ 0.34        (0.46)
    December 31, 1995                         $ 9.54       0.48            1.06         $ 1.54        (0.48)
    December 31, 1994                         $10.60       0.50           (1.06)        $(0.56)       (0.50)
    December 31, 1993(21)                     $10.00       0.44            0.59         $ 1.03        (0.43)
  Class B Shares
For the period ended 6/30/97 (unaudited)      $10.18       0.20            0.07         $ 0.27        (0.21)
For the period ended 12/31/96(8)              $10.00       0.07            0.17         $ 0.24        (0.06)
  Class I Shares
For the period ended 6/30/97 (unaudited)      $10.48       0.25            0.08         $ 0.33        (0.25)
    December 31, 1996                         $10.60       0.49           (0.14)        $ 0.35        (0.47)
    December 31, 1995                         $ 9.54       0.48            1.06         $ 1.54        (0.48)
    December 31, 1994                         $10.60       0.50           (1.06)        $(0.56)       (0.50)
    December 31, 1993(21)                     $10.00       0.44            0.59         $ 1.03        (0.43)
                           Less Distributions
-----------------------------------------------------------------------------
                 From Net
                 Realized        In Excess
In Excess         Gain on          of Net
  of Net       Investments &      Realized
Investment   Foreign Currency     Gain on     Return of       Total
  Income       Transactions     Investments    Capital    Distributions
-----------------------------------------------------------------------------
    --              --               --           --          $(0.24)
    --              --               --           --          $(0.46)
    --              --               --           --          $(0.48)
    --              --               --           --          $(0.50)
    --              --               --           --          $(0.43)

    --              --               --           --          $(0.21)
    --              --               --           --          $(0.06)

    --              --               --           --          $(0.25)
    --              --               --           --          $(0.47)
    --              --               --           --          $(0.48)
    --              --               --           --          $(0.50)
    --              --               --           --          $(0.43)

See Notes to Financial Statements.

                               Ratios/Supplemental Data
--------------------------------------------------------------------------------------
                                                            Net
Conversion                                                 Assets          Ratio of
    to        Net Change   Net Asset                       End of          Expenses
  Class A       In Net     Value End       Total           Period         to Average
  Shares     Asset Value   of Period      Return(a)   (000's omitted)   Net Assets(%)
--------------------------------------------------------------------------------------
    --          0.09         $10.57         6.28%+        $17,508            0.95%+
    --         (0.12)        $10.48         3.32%         $18,575            0.88%
    --          1.06         $10.60        16.49%         $21,034            0.79%
    --         (1.06)        $ 9.54        (5.42)%        $21,106            0.53%
    --          0.60         $10.60        11.50%+        $26,342            0.19%+

    --          0.06         $10.24         5.36%+        $   247            1.70%+
    --          0.18         $10.18         2.45%++       $   110            1.69%+

    --          0.08         $10.56         6.52%+        $49,218            0.70%+
    --         (0.12)        $10.48         3.44%         $41,909            0.77%
    --          1.06         $10.60        16.49%         $32,419            0.79%
    --         (1.06)        $ 9.54        (5.42)%        $24,157            0.53%
    --          0.60         $10.60        11.50%+        $15,772            0.19%+
                     Ratios/Supplemental Data (Continued)
------------------------------------------------------------------------------

                                     Ratio of
                   Ratio of       Net Investment
                 Expenses to        Income to
Ratio of Net     Average Net       Average Net
 Investment       Assets(%)         Assets(%)
  Income to      without fee       without Fee                    Average
Average Net        Waivers/          Waivers/       Portfolio   Commission
  Assets(%)    Reimbursed Exp.   Reimbursed Exp.   Turover(%)      Rate
   4.62%+           0.96%+            4.61%+         27.40%         --
------------------------------------------------------------------------------

    4.62%+           0.96%+            4.61%+         27.40%        --
    4.57%            0.96%             4.49%          24.90%        --
    4.71%            1.04%             4.46%          26.97%        --
    5.01%            1.05%             4.49%          25.93%        --
    5.12%+           1.21%+            4.10%+         41.70%++      --

    3.87%+           1.71%+            3.86%+         27.40%        --
    2.01%+           1.77%+            1.93%+         24.49%+       --

    4.75%+           0.71%+            4.74%+         27.40%        --
    4.68%            0.85%             4.60%          24.49%        --
    4.71%            1.04%             4.46%          26.97%        --
    5.01%            1.05%             4.49%          25.93%        --
    5.12%+           1.21%+            4.10%+         41.70%++      --

See Notes to Financial Statements.

Notes to Financial Highlights

 (1) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

 (2) For the period March 3, 1995 (re-offering date of Class B Shares) through December 31, 1995.

 (3) On December 2, 1994, the Fund terminated its offering of Class B Shares under the then-current sales load schedule and such shares converted to Class A Shares.

 (4) For the period March 3, 1995 (initial offering date of Class I Shares) through December 31, 1995.

 (5) For the period August 24, 1996 (initial offering date of Class B Shares) through December 31, 1996.

 (6) For the period December 17, 1996 (commencement of operations) through December 31, 1996.

 (7) For the period January 27, 1995 (commencement of operations) through December 31, 1995.

 (8) For the period September 23, 1996 (initial offering date of Class B Shares) through December 31, 1996.

 (9) For the period December 3, 1994 (commencement of operations) through December 31, 1994.

(10) For the period September 17, 1994 (commencement of operations) through December 31, 1994.

(11) For the period February 1, 1995 (commencement of operations) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31 to December 31.

(12) For the period March 5, 1993 (commencement of operations) through January 31, 1994.

(13) For the period May 31, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective February 1, 1995, the Fund changed its fiscal year end from January 31, to December 31.

(14) For the period February 8, 1994 (initial offering date of Class B Shares) through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A shares.

(15) For the period March 1, 1995 through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(16) For the period April 4, 1995 (re-offering date of Class B Shares) through December 31, 1995. Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(17) For the period March 1, 1994 through December 2, 1994. On December 2, 1994, the Fund terminated its offering of Class B Shares and such shares converted to Class A Shares.

(18) For the period February 8, 1994 (initial offering date of Class B Shares) through February 28, 1994.

(19) For the period February 1, 1995 (initial offering date of Class I Shares) to February 28, 1995.

(20) For the period January 30, 1995 (re-offering date of Class B Shares) through February 28, 1995.

(21) For the period February 1, 1993 (commencement of operations) through December 31, 1993.

(22) For the period May 1, 1992 (initial offering date of Class A shares) through December 31, 1992.

(23) For the period July 10, 1992 (inception) through December 31, 1992.

(a) Total returns as presented do not include any applicable sales load or redemption charges.

 +   Annualized.

++   Not Annualized.

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